                                                 Registration Numbers 333-156867
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--------------------------------------------------------------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                  ------------
                                    FORM N-4




                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 5



                                  ------------
                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  (Registrant)



                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  (Depositor)


            1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002-2910
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including area code: (860) 656-3000




                                  ------------
                              RICARDO A. ANZALDUA
                            EXECUTIVE VICE PRESIDENT

                                GENERAL COUNSEL
                    METLIFE INSURANCE COMPANY OF CONNECTICUT
            1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002-2910
                    (Name and Address of Agent for Service)


                                  ------------
                                   Copies to:

Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective (check appropriate box):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] on April 29, 2013 pursuant to paragraph (b) of Rule 485.

[ ] days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       UNALLOCATED GROUP VARIABLE ANNUITY

This prospectus describes a group variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company," "us" or "we") designed to fund plans ("Plans") established under section 401 of the Internal Revenue Code of 1986, as amended (the "Code"). - Under some circumstances the Plans may also enter into agreements for services from -a third party administrator ("TPA"). These services are separate and distinct from the Contract. A separate fee is payable to the TPA by the Plan in connection with these administrative services. Amounts held under the Plans may be entitled to tax-deferred treatment under the Code. The Company is not a party to the Plan. The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants in the Plan funded by the Contract.


Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.

The Contract's value will vary daily to reflect the investment experience of the Funding Options You select and the interest credited to the Fixed Account. The Funding Options available for all Contracts are:

  AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS-- SERVICE CLASS 2
  Contrafund(R) Portfolio
  Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST-- CLASS 2
  Franklin Small-Mid Cap Growth Securities Fund
  Templeton Developing Markets Securities Fund
  Templeton Foreign Securities Fund
JANUS ASPEN SERIES-- SERVICE SHARES
  Enterprise Portfolio
LEGG MASON PARTNERS EQUITY TRUST-- CLASS A

  ClearBridge Small Cap Value Fund

LEGG MASON PARTNERS INCOME TRUST-- CLASS A

  Western Asset Corporate Bond Fund

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  ClearBridge Variable Aggressive Growth Portfolio-- Class I ClearBridge Variable All Cap Value Portfolio-- Class I ClearBridge Variable Appreciation Portfolio-- Class I ClearBridge Variable Equity Income Portfolio-- Class I ClearBridge Variable Large Cap Growth Portfolio-- Class I ClearBridge Variable Large Cap Value Portfolio-- Class I ClearBridge Variable Small Cap Growth Portfolio-- Class I

  Legg Mason Investment Counsel Variable Social Awareness Portfolio LEGG MASON PARTNERS VARIABLE INCOME TRUST-- CLASS I

  Western Asset Variable Global High Yield Bond Portfolio

MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio-- Class A
  BlackRock Large Cap Core Portfolio-- Class E
  Clarion Global Real Estate Portfolio-- Class A
  Harris Oakmark International Portfolio-- Class A

  Invesco Comstock Portfolio-- Class B

  Janus Forty Portfolio-- Class A

  Lord Abbett Bond Debenture Portfolio-- Class A
  Lord Abbett Mid Cap Value Portfolio-- Class B

  MetLife Aggressive Strategy Portfolio-- Class B
  Oppenheimer Global Equity Portfolio-- Class E

  PIMCO Total Return Portfolio-- Class B
  Pioneer Fund Portfolio-- Class A
  Pioneer Strategic Income Portfolio-- Class A
  T. Rowe Price Large Cap Value Portfolio-- Class B

  Third Avenue Small Cap Value Portfolio-- Class B

METROPOLITAN SERIES FUND

  Barclays Aggregate Bond Index Portfolio-- Class A

  BlackRock Bond Income Portfolio-- Class A

  BlackRock Capital Appreciation Portfolio-- Class A

  BlackRock Money Market Portfolio-- Class E
  Davis Venture Value Portfolio-- Class A

  Frontier Mid Cap Growth Portfolio-- Class D

  Jennison Growth Portfolio-- Class B
  MetLife Conservative Allocation Portfolio-- Class B
  MetLife Conservative to Moderate Allocation Portfolio-- Class B
  MetLife Moderate Allocation Portfolio-- Class B
  MetLife Moderate to Aggressive Allocation Portfolio-- Class B
  MetLife Stock Index Portfolio-- Class A
  MFS(R) Total Return Portfolio-- Class F
  MFS(R) Value Portfolio-- Class A
  MSCI EAFE(R) Index Portfolio-- Class A

  Neuberger Berman Genesis Portfolio-- Class A

  Russell 2000(R) Index Portfolio-- Class A
  T. Rowe Price Large Cap Growth Portfolio-- Class B
  T. Rowe Price Small Cap Growth Portfolio-- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio--
     Class B
  Western Asset Management U.S. Government Portfolio-- Class A

Certain Funding Options have been subject to a change. Please see "Appendix B
      -- Additional Information Regarding the Underlying Funds."
The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.


The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.


This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated April 29, 2013. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-842-3330, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                        PROSPECTUS DATED: APRIL 29, 2013

                              TABLE OF CONTENTS




                                                               PAGE
                                                              -----
Glossary.....................................................    3
Summary......................................................    6
Fee Table....................................................    8
Condensed Financial Information..............................   12
The Annuity Contract and Your Retirement Plan................   12
The Annuity Contract.........................................   12
  General....................................................   13
  Contract Owner Inquiries...................................   13
  Unallocated Contracts......................................   13
  Purchase Payments..........................................   13
  Crediting Purchase Payments................................   13
  Accumulation Units.........................................   14
  Contract Value.............................................   14
  The Funding Options........................................   14
  Underlying Funds Which Are Fund of Funds...................   19
Charges and Deductions Under The Contract....................   20
  General....................................................   20
  Surrender Charge...........................................   21
  Daily Asset Charge.........................................   22
  Variable Liquidity Benefit Charge..........................   22
  Funding Option Charges.....................................   23
  TPA Administrative Charges.................................   23
  Premium Tax................................................   23
  Changes in Taxes Based upon Premium or Value...............   23
Transfers....................................................   23
  Transfers of Contract Value between Funding Options........   23
  Transfers From the Fixed Account...........................   24
  Restrictions on Transfers..................................   24
  Transfers from Funding Options to Contracts Not Issued
    by Us....................................................   26
  Transfers to or from Other Contracts Issued by Us..........   26
  Transfers from Contracts Not Issued by Us..................   26
Access To Your Money.........................................   26
Ownership Provisions.........................................   27
  Types of Ownership.........................................   27
  Contract Owner.............................................   27
  Beneficiary................................................   27
  Annuitant..................................................   27
Death Benefit................................................   27
  Death Benefits Prior to the Maturity Date..................   27
The Annuity Period...........................................   28
  Maturity Date..............................................   28
  Allocation of Annuity......................................   28
  Variable Annuity...........................................   28


                                                               PAGE
                                                              -----
  Fixed Annuity..............................................   29
  Election of Options........................................   29
  Retired Life Certificate...................................   29
  Allocation of Cash Surrender Value During the Annuity
    Period...................................................   29
  Annuity Options............................................   30
  Variable Liquidity Benefit.................................   31
Miscellaneous Contract Provisions............................   31
  Contract Termination.......................................   31
  Suspension of Payments.....................................   31
  Misstatement...............................................   31
  Funding Options............................................   32
The Separate Account.........................................   32
  Performance Information....................................   32
Federal Tax Considerations...................................   33
  General....................................................   33
  Systematic Withdrawal Program for Substantially Equal
    Periodic Payments (SEPP) and Income Options..............   34
  Separate Account Charges...................................   34
  Qualified Contracts-- Generally............................   35
  KEOGH Plans................................................   37
  401(k) Plans...............................................   37
  Puerto Rico Tax Considerations.............................   37
Other Information............................................   39
  The Insurance Company......................................   39
  Financial Statements.......................................   40
  Distribution of the Contracts..............................   40
  Conformity with State and Federal Laws.....................   42
  Voting Rights..............................................   42
  Contract Modification......................................   42
  Postponement of Payment (the "Emergency
    Procedure")..............................................   42
  Restrictions on Financial Transactions.....................   42
  Legal Proceedings..........................................   42
Appendix A: Condensed Financial Information for MetLife
  of CT Separate Account QPN for Variable Annuities..........  A-1
Appendix B: Additional Information Regarding the
  Underlying Funds...........................................  B-1
Appendix C: Portfolio Legal and Marketing Names..............  C-1
Appendix D: Contents of The Statement of Additional
  Information................................................  D-1
Appendix E: Competing Funds..................................  E-1
Appendix F: Premium Tax Table................................  F-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.

Competing Fund -- any investment option under the Plan, which in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE-- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ACCOUNT VALUE/CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).

CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS-- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If You have any questions, You should contact Us or Your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that We may designate for the purpose of administering this Contract. Contract Owners should direct all inquiries to 1-800-842-3330.

INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

INSURANCE COMMISSIONS DISCLOSURE FORM-- the document required under the Employee Retirement Income Security Act regarding commissions paid to agents involved in the Contract sale.

MATURITY DATE/ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

PARTICIPANT-- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under Your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.

PLAN ADMINISTRATOR-- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION-- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE-- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.


VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of the NYSE on such days.


VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.

YOU, YOUR -- "You", depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan).

YOUR ACCOUNT-- Accumulation Units credited to You under this Contract.

                                    SUMMARY:
                       UNALLOCATED GROUP VARIABLE ANNUITY
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACTS? The Contracts offered by MetLife Insurance Company of Connecticut are designed for use in conjunction with certain qualified Plans including tax-qualified pension or profit-sharing Plans under Section 401 of the Code. The minimum Purchase Payment allowed is an average of $10,000 annually per Contract. The maximum Purchase Payment allowed without Company approval is $3,000,000.

Because of the size of these Contracts, the involvement of Third Party Administrators ("TPAs"), unallocated nature of the Contract, and a competitive bidding process, which may include negotiation, many of the charges imposed in the Contract are likely to vary from one Plan to the next. The Contract design allows the Company maximum flexibility, within the limitations imposed by law, to "custom design" a charge structure that is likely to be acceptable to a particular prospective Contract Owner.


The Contracts are issued on an unallocated basis. They are designed for use with certain Plans where the employer may have secured the services of a TPA whose services are separate and distinct from the Contracts.


All Purchase Payments are allocated among the available Funding Options and/or the Fixed Account under the Contract, as directed by the Contract Owner. We guarantee money directed to the Fixed Account as to principal and interest. There are not individual allocations for individual Participants. The Contract Owner, through the TPA, must maintain records of the account balance for each Participant.

The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, pre-tax contributions accumulate on a tax-deferred basis and are taxed as income upon withdrawal, presumably when the Participant is in a lower tax bracket. The payout phase occurs when amounts attributable to a Participant are distributed from the Contract. The amount of money accumulated in the Contract determines the amount of income paid out during the payout phase.

During the payout phase of amounts attributable to a Participant, You may elect Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect for a Participant to receive payments from Your Annuity, You can choose one of a number of Annuity options.

Once You choose one of the Annuity options attributable to a Participant and payments begin, it cannot be changed. During the payout phase, those amounts will be allocated to the same investment choices as during the accumulation phase. If amounts are directed to the Funding Options, the dollar amount of the payments may increase or decrease.

WHO IS THE CONTRACT ISSUED TO? The Contract is issued to a Plan Trustee. Where We refer to "You," We are referring to the Plan Trustee. The Contracts are issued on an unallocated basis, and provide for fixed (general account) and variable (Separate Account) accumulations and Annuity payouts. Where We refer to Your Contract, We are referring to a group unallocated Contract. We hold all Purchase Payments under the Contract at Your direction. As Contract Owner, You have all rights in and obligations of the Contract. There are no Individual Accounts under the Contract for individual Participants in the Plan. We will take direction only from You or Your designee regarding the Contract.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You. Your retirement Plan provisions supersede the prospectus.

Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. You can direct the Separate Account, through its Subaccounts, to use Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on which Subaccounts You select, the Underlying Funds may be retail funds that are available to the public or they may be mutual funds that are only available to insurance company separate accounts. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Funding Options at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. Additional restrictions may apply. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a maximum Daily Asset Charge (also called the mortality and expense risk charge or M&E charge) of 1.50% (1.30% for unallocated Contracts in Florida) of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

If You withdraw amounts from the Contract a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If You withdraw all amounts under the Contract, or if You begin receiving Annuity Payments, We may be required by Your state to deduct a Premium Tax. For Contracts issued on or after May 24, 2005, the maximum surrender charge is 5% of the amount surrendered in the first Contract Year, 4% in year two, 3% in year three, 2% in year four, 1% in year five, and 0% beginning in the sixth year. For Contracts issued before May 24, 2005, the maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four, up to 3% in years five and six, up to 2% in years seven and eight, and 0% beginning in the ninth year.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, Participants will be taxed on Purchase Payments attributable to them and on any earnings upon a withdrawal or receipt of Annuity Payments. If a Participant is younger than 59 1/2 when he or she makes a withdrawal, the Participant may be charged a 10% federal penalty tax on the amount withdrawn. Participants may be required by federal tax laws to begin receiving payments of amounts attributable to them or risk paying a penalty tax.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? If provided by the Contract, a death benefit is provided in the event of death of the Participant prior to the earlier of the Participant's 75th birthday or the Maturity Date. Death benefits may not be available in all jurisdictions. Any amounts paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Value between Funding Options. Expenses shown do not include Premium Taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES

MAXIMUM TRANSACTION EXPENSES


SURRENDER CHARGE:.........................     5%(1),(2)
As a percentage of amount surrendered
VARIABLE LIQUIDITY BENEFIT CHARGE:........     5%(3)

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.
------------
(1) For Contracts issued on or after May 24, 2005, the surrender charge declines to zero after the end of the 5th Contract Year. The charge is as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               1 years               5%
          1 years               2 years               4%
          2 years               3 years               3%
          3 years               4 years               2%
          4 years               5 years               1%
         5 + years                                    0%

(2) For Contracts issued before May 24, 2005, the surrender charge declines to zero after the end of the 8th Contract Year. The charge is as follows:



       CONTRACT YEAR
--------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               2 years               5%
          2 years               4 years               4%
          4 years               6 years               3%
          6 years               8 years               2%
         8+ years                                     0%

(3) This withdrawal charge only applies when an Annuitant makes a surrender after beginning to receive Annuity Payments. For Contracts issued on or after May 24, 2005, the charge is as follows:


       CONTRACT YEAR
--------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
--------------------------   ---------------   ------------------
          0 years               1 years                5%
          1 years               2 years                4%
          2 years               3 years                3%
          3 years               4 years                2%
          4 years               5 years                1%
         5+ years                                      0%

For Contracts issued before May 24, 2005, the charge is as follows:


       CONTRACT YEAR
--------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
--------------------------   ---------------   ------------------
          0 years               2 years                5%
          2 years               4 years                4%
          4 years               6 years                3%
          6 years               8 years                2%
         8+ years                                      0%

MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES

RANGE OF DAILY ASSET (MORTALITY & EXPENSE RISK) CHARGE(4)


   AGGREGATE CONTRACT ASSETS      TOTAL ANNUAL DAILY ASSET CHARGE
------------------------------   --------------------------------
  $0-- $499,999.99                            1.50%
  $500,000-- $999,999.99                      1.30%
  $1,000,000-- $1,999,999.99                  1.20%
  $2,000,000-- $2,999,999.99                  1.10%
  $3,000,000-- $3,999,999.99                  1.00%
      $4,000,000 and over                     0.85%

We may reduce or eliminate the surrender charge and/or the daily asset charge under the Contract. See "Charges and Deductions" below.

(4) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund; an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; an amount equal to the underlying expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio-- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio-- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio-- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio- Class E of the Metropolitan Series Fund; and an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio- Class B of the Met Investors Series Trust; and an amount equal to the Underlying Fund expenses that are in excess of 0.95% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio- Class B of the Metropolitan Series Fund; and an amount equal to the Underlying Fund expenses that are excess of 0.77% for the Subaccount investing in the Oppenheimer Global Equity Portfolio- Class E of the Met Investors Series Trust.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2012 (UNLESS OTHERWISE INDICATED):

The table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-3330.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.28%       1.60%


UNDERLYING FUND FEES AND EXPENSES

(as a percentage of average daily net assets)




                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                    FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...........    0.53%         0.25%        0.03%
 American Funds Growth Fund..................    0.33%         0.25%        0.02%
 American Funds Growth-Income Fund...........    0.27%         0.25%        0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS--
 SERVICE CLASS 2
 Contrafund(R) Portfolio.....................    0.56%         0.25%        0.08%
 Mid Cap Portfolio...........................    0.56%         0.25%        0.09%



                                                                                               NET TOTAL
                                                  ACQUIRED     TOTAL ANNUAL     FEE WAIVER      ANNUAL
                                               FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                   EXPENSES       EXPENSES      REIMBURSEMENT   EXPENSES
--------------------------------------------- --------------- -------------- ---------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...........       --            0.81%            --           0.81%
 American Funds Growth Fund..................       --            0.60%            --           0.60%
 American Funds Growth-Income Fund...........       --            0.54%            --           0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS--
 SERVICE CLASS 2
 Contrafund(R) Portfolio.....................       --            0.89%            --           0.89%
 Mid Cap Portfolio...........................       --            0.90%            --           0.90%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST-- CLASS 2
 Franklin Small-Mid Cap Growth Securities
  Fund...........................................    0.51%     0.25%            0.29%
 Templeton Developing Markets Securities
  Fund...........................................    1.10%     0.25%            0.25%
 Templeton Foreign Securities Fund...............    0.64%     0.25%            0.15%
JANUS ASPEN SERIES-- SERVICE SHARES
 Enterprise Portfolio............................    0.64%     0.25%            0.05%
LEGG MASON PARTNERS EQUITY TRUST-- CLASS A
 ClearBridge Small Cap Value Fund................    0.75%     0.25%            0.23%
LEGG MASON PARTNERS INCOME TRUST-- CLASS A
 Western Asset Corporate Bond Fund...............    0.50%     0.25%            0.28%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio-- Class I............................    0.75%       --             0.06%
 ClearBridge Variable All Cap Value
  Portfolio-- Class I............................    0.75%       --             0.06%
 ClearBridge Variable Appreciation
  Portfolio-- Class I............................    0.71%       --             0.05%
 ClearBridge Variable Equity Income
  Portfolio-- Class I............................    0.75%       --             0.07%
 ClearBridge Variable Large Cap Growth
  Portfolio-- Class I............................    0.75%       --             0.13%
 ClearBridge Variable Large Cap Value
  Portfolio-- Class I............................    0.65%       --             0.09%
 ClearBridge Variable Small Cap Growth
  Portfolio-- Class I............................    0.75%       --             0.11%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio.....................    0.71%       --             0.22%
LEGG MASON PARTNERS VARIABLE INCOME TRUST--
 CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio.................................    0.70%       --             0.12%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio-- Class A........    0.60%       --             0.05%
 BlackRock Large Cap Core Portfolio--
  Class E........................................    0.59%     0.15%            0.05%
 Clarion Global Real Estate Portfolio--
  Class A........................................    0.60%       --             0.06%
 Harris Oakmark International Portfolio--
  Class A........................................    0.77%       --             0.06%
 Invesco Comstock Portfolio-- Class B............    0.57%     0.25%            0.03%
 Janus Forty Portfolio-- Class A.................    0.63%       --             0.03%
 Lord Abbett Bond Debenture Portfolio--
  Class A........................................    0.51%       --             0.03%
 Lord Abbett Mid Cap Value Portfolio--
  Class B........................................    0.65%     0.25%            0.04%
 MetLife Aggressive Strategy Portfolio--
  Class B........................................    0.09%     0.25%            0.01%
 Oppenheimer Global Equity Portfolio--
  Class E........................................    0.67%     0.15%            0.09%
 PIMCO Total Return Portfolio-- Class B..........    0.48%     0.25%            0.03%
 Pioneer Fund Portfolio-- Class A................    0.64%       --             0.04%
 Pioneer Strategic Income Portfolio--
  Class A........................................    0.57%       --             0.06%
 T. Rowe Price Large Cap Value Portfolio--
  Class B........................................    0.57%     0.25%            0.02%



                                                                                                   NET TOTAL
                                                      ACQUIRED     TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                                   FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                       EXPENSES       EXPENSES      REIMBURSEMENT    EXPENSES
------------------------------------------------- --------------- -------------- ---------------- -----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST-- CLASS 2
 Franklin Small-Mid Cap Growth Securities
  Fund...........................................   --                1.05%        --             1.05%
 Templeton Developing Markets Securities
  Fund...........................................   --                1.60%        --             1.60%
 Templeton Foreign Securities Fund...............   --                1.04%        --             1.04%
JANUS ASPEN SERIES-- SERVICE SHARES
 Enterprise Portfolio............................   --                0.94%        --             0.94%
LEGG MASON PARTNERS EQUITY TRUST-- CLASS A
 ClearBridge Small Cap Value Fund................ 0.02%               1.25%        --             1.25%
LEGG MASON PARTNERS INCOME TRUST-- CLASS A
 Western Asset Corporate Bond Fund...............   --                1.03%        --             1.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio-- Class I............................   --                0.81%      0.00%            0.81%
 ClearBridge Variable All Cap Value
  Portfolio-- Class I............................   --                0.81%      0.00%            0.81%
 ClearBridge Variable Appreciation
  Portfolio-- Class I............................   --                0.76%      0.00%            0.76%
 ClearBridge Variable Equity Income
  Portfolio-- Class I............................   --                0.82%      0.00%            0.82%
 ClearBridge Variable Large Cap Growth
  Portfolio-- Class I............................   --                0.88%      0.00%            0.88%
 ClearBridge Variable Large Cap Value
  Portfolio-- Class I............................   --                0.74%      0.00%            0.74%
 ClearBridge Variable Small Cap Growth
  Portfolio-- Class I............................   --                0.86%      0.00%            0.86%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio.....................   --                0.93%      0.00%            0.93%
LEGG MASON PARTNERS VARIABLE INCOME TRUST--
 CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio.................................   --                0.82%      0.00%            0.82%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio-- Class A........ 0.01%               0.66%        --             0.66%
 BlackRock Large Cap Core Portfolio--
  Class E........................................   --                0.79%      0.01%            0.78%
 Clarion Global Real Estate Portfolio--
  Class A........................................   --                0.66%        --             0.66%
 Harris Oakmark International Portfolio--
  Class A........................................   --                0.83%      0.02%            0.81%
 Invesco Comstock Portfolio-- Class B............   --                0.85%      0.02%            0.83%
 Janus Forty Portfolio-- Class A.................   --                0.66%      0.01%            0.65%
 Lord Abbett Bond Debenture Portfolio--
  Class A........................................   --                0.54%        --             0.54%
 Lord Abbett Mid Cap Value Portfolio--
  Class B........................................ 0.06%               1.00%      0.00%            1.00%
 MetLife Aggressive Strategy Portfolio--
  Class B........................................ 0.72%               1.07%        --             1.07%
 Oppenheimer Global Equity Portfolio--
  Class E........................................   --                0.91%      0.02%            0.89%
 PIMCO Total Return Portfolio-- Class B..........   --                0.76%        --             0.76%
 Pioneer Fund Portfolio-- Class A................   --                0.68%      0.03%            0.65%
 Pioneer Strategic Income Portfolio--
  Class A........................................   --                0.63%        --             0.63%
 T. Rowe Price Large Cap Value Portfolio--
  Class B........................................   --                0.84%        --             0.84%

                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
 Third Avenue Small Cap Value Portfolio--
  Class B.........................................    0.74%     0.25%          0.03%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio--
  Class A.........................................    0.25%       --           0.04%
 BlackRock Bond Income Portfolio--
  Class A.........................................    0.32%       --           0.04%
 BlackRock Capital Appreciation Portfolio--
  Class A.........................................    0.70%       --           0.03%
 BlackRock Money Market Portfolio--
  Class E.........................................    0.33%     0.15%          0.02%
 Davis Venture Value Portfolio-- Class A..........    0.70%       --           0.03%
 Frontier Mid Cap Growth Portfolio--
  Class D.........................................    0.73%     0.10%          0.05%
 Jennison Growth Portfolio-- Class B..............    0.61%     0.25%          0.03%
 MetLife Conservative Allocation Portfolio--
  Class B.........................................    0.09%     0.25%          0.02%
 MetLife Conservative to Moderate
  Allocation Portfolio-- Class B..................    0.07%     0.25%          0.01%
 MetLife Moderate Allocation Portfolio--
  Class B.........................................    0.06%     0.25%            --
 MetLife Moderate to Aggressive Allocation
  Portfolio-- Class B.............................    0.06%     0.25%          0.01%
 MetLife Stock Index Portfolio-- Class A..........    0.25%       --           0.03%
 MFS(R) Total Return Portfolio-- Class F..........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio-- Class A.................    0.70%       --           0.03%
 MSCI EAFE(R) Index Portfolio-- Class A...........    0.30%       --           0.11%
 Neuberger Berman Genesis Portfolio--
  Class A.........................................    0.82%       --           0.04%
 Russell 2000(R) Index Portfolio-- Class A........    0.25%       --           0.08%
 T. Rowe Price Large Cap Growth
  Portfolio-- Class B.............................    0.60%     0.25%          0.04%
 T. Rowe Price Small Cap Growth
  Portfolio-- Class B.............................    0.49%     0.25%          0.06%
 Western Asset Management Strategic Bond
  Opportunities Portfolio-- Class B...............    0.60%     0.25%          0.05%
 Western Asset Management
  U.S. Government Portfolio-- Class A.............    0.47%       --           0.03%



                                                                                                    NET TOTAL
                                                       ACQUIRED     TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                                    FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                        EXPENSES       EXPENSES      REIMBURSEMENT    EXPENSES
-------------------------------------------------- --------------- -------------- ---------------- -----------
 Third Avenue Small Cap Value Portfolio--
  Class B.........................................   --                1.02%      0.01%              1.01%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio--
  Class A.........................................   --                0.29%      0.01%              0.28%
 BlackRock Bond Income Portfolio--
  Class A.........................................   --                0.36%      0.00%              0.36%
 BlackRock Capital Appreciation Portfolio--
  Class A.........................................   --                0.73%      0.01%              0.72%
 BlackRock Money Market Portfolio--
  Class E.........................................   --                0.50%      0.01%              0.49%
 Davis Venture Value Portfolio-- Class A..........   --                0.73%      0.05%              0.68%
 Frontier Mid Cap Growth Portfolio--
  Class D.........................................   --                0.88%      0.02%              0.86%
 Jennison Growth Portfolio-- Class B..............   --                0.89%      0.07%              0.82%
 MetLife Conservative Allocation Portfolio--
  Class B......................................... 0.54%               0.90%      0.01%              0.89%
 MetLife Conservative to Moderate
  Allocation Portfolio-- Class B.................. 0.58%               0.91%      0.00%              0.91%
 MetLife Moderate Allocation Portfolio--
  Class B......................................... 0.63%               0.94%      0.00%              0.94%
 MetLife Moderate to Aggressive Allocation
  Portfolio-- Class B............................. 0.67%               0.99%      0.00%              0.99%
 MetLife Stock Index Portfolio-- Class A..........   --                0.28%      0.01%              0.27%
 MFS(R) Total Return Portfolio-- Class F..........   --                0.80%        --               0.80%
 MFS(R) Value Portfolio-- Class A.................   --                0.73%      0.13%              0.60%
 MSCI EAFE(R) Index Portfolio-- Class A........... 0.01%               0.42%      0.00%              0.42%
 Neuberger Berman Genesis Portfolio--
  Class A.........................................   --                0.86%      0.01%              0.85%
 Russell 2000(R) Index Portfolio-- Class A........ 0.09%               0.42%      0.00%              0.42%
 T. Rowe Price Large Cap Growth
  Portfolio-- Class B.............................   --                0.89%      0.01%              0.88%
 T. Rowe Price Small Cap Growth
  Portfolio-- Class B.............................   --                0.80%        --               0.80%
 Western Asset Management Strategic Bond
  Opportunities Portfolio-- Class B...............   --                0.90%      0.04%              0.86%
 Western Asset Management
  U.S. Government Portfolio-- Class A.............   --                0.50%      0.02%              0.48%



The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



EXAMPLES


These examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. These examples reflect the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, these examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume that You have allocated all of Your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.


EXAMPLE 1 (FOR CONTRACTS ISSUED ON OR AFTER MAY 24, 2005)



                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $810    $1,218    $1,610     $3,379     $310      $948    $1,610    $3,379
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $678    $  821    $  949     $2,062     $178      $551    $  949    $2,062


EXAMPLE 2 (FOR CONTRACTS ISSUED BEFORE MAY 24, 2005)



                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $810    $1,218    $1,610     $3,379     $310      $948    $1,610    $3,379
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $678    $  821    $  949     $2,062     $178      $551    $  949    $2,062


                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                 THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN
--------------------------------------------------------------------------------

The Contract may provide that all or some of the rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations - may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.


The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from the Contract Value. Also, the Contract may require a signed authorization from the Plan Administrator to exercise certain rights. We may rely on the Plan Administrator's statements to Us as to the terms of the Plan. We are not a party to the retirement Plan. We will not be responsible for determining what the Plan says.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
The Unallocated Group Variable Annuity is a group Annuity Contract between the Contract Owner and the Company. This is the prospectus-- it is not the Contract. The prospectus highlights many Contract provisions to focus Your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

We encourage You to evaluate the fees, expenses, benefits and features of this group Annuity Contract against those of other investment products, including other group Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.


GENERAL


The Contracts described in this prospectus are designed for use only with Plans that qualify for special tax treatment under Section 401 of the Code. Purchase Payments may be allocated to Your choice of one or more Funding Options and/or the Fixed Account. Purchase Payments less any applicable Premium Tax ("Net Purchase Payments") are applied to purchase Separate Account Accumulation Units of the appropriate Funding Option. The Accumulation Unit value will be determined as of the end of the Valuation Period during which the payments were received. The value of Your investment during the Accumulation Period will vary in accordance with the net income and performance of each Funding Option's individual investments plus the interest on amounts You allocate to the Fixed Account. While You will not receive any dividends or capital gains from the Funding Options, they will be reflected in the value of that Funding Option's corresponding Accumulation Unit. During the Variable Annuity payout period, Annuity Payments and reserve values will vary in accordance with these factors.


Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants in the Plan.

Purchase of this Contract does not provide any additional tax deferral benefits beyond those provided by the Plan . Accordingly, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits.


CONTRACT OWNER INQUIRIES

Any questions You have about Your Contract should be directed to 1-800-842-3330.


UNALLOCATED CONTRACTS


The Contract is issued on an unallocated basis. It is designed for use with certain Plans where the employer may have secured the services of a TPA. The TPA's services are separate and distinct from the Contract. The Company is not responsible for and has no obligation relating to services performed for the Plan by the TPA.


We will issue the Contracts to the Plan sponsor or the Plan Trustee. All Purchase Payments are held under the Contract, as directed by the Contract Owner or its designee. There are no Individual Accounts under the Contract for individual Participants in the Plan.


PURCHASE PAYMENTS

The minimum average Purchase Payment allowed is $10,000 annually per Contract. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time on behalf of the Participant while the Participant is alive and before Annuity Payments begin.


CREDITING PURCHASE PAYMENTS

We apply Net Purchase Payments to purchase Accumulation Units of the selected Funding Options. We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt of the initial Purchase Payment, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase

Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

Where permitted by state law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.


ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.


CONTRACT VALUE

During the Accumulation Period, We determine the Contract Value by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option, and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.


THE FUNDING OPTIONS

You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity Contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

A few of the Underlying Funds are retail mutual funds which are also available to investors outside of Variable Annuity products. The investment return of the Subaccounts of the Contract that invest in the retail funds will be lower than the investment return of the corresponding retail funds themselves due to the Contract charges and expenses You bear while You hold the Contract.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interests in MetLife Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table-- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)


Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table-- Underlying Fund Fees and Expenses" and "Other Information-- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). (See "Distribution of Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-3330 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser. Your Plan may not offer all of these Funding Options to Participants.





             FUNDING OPTION                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS-- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio                       Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST-- CLASS 2
Franklin Small-Mid Cap Growth           Seeks long-term capital growth.         Franklin Advisers, Inc.
 Securities Fund
Templeton Developing Markets            Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Securities Fund
Templeton Foreign Securities Fund       Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES-- SERVICE SHARES
Enterprise Portfolio                    Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS EQUITY TRUST--
 CLASS A
ClearBridge Small Cap Value Fund        Seeks long-term capital growth.         Legg Mason Partners Fund Advisor,
                                                                                LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
LEGG MASON PARTNERS INCOME TRUST--
 CLASS A
Western Asset Corporate Bond Fund       Seeks to maximize total return,         Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment      LLC
                                        management. Total return consists of    Subadviser: Western Asset
                                        income and capital appreciation.        Management Company
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio-- Class I                                                     LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC

             FUNDING OPTION                        INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
---------------------------------------- ---------------------------------------- -------------------------------------
ClearBridge Variable All Cap Value       Seeks long-term capital growth.          Legg Mason Partners Fund Advisor,
 Portfolio-- Class I                     Current income is a secondary            LLC
                                         consideration.                           Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Appreciation        Seeks long-term appreciation of          Legg Mason Partners Fund Advisor,
 Portfolio-- Class I                     capital.                                 LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Equity Income       Seeks a high level of current income.    Legg Mason Partners Fund Advisor,
 Portfolio-- Class I                     Long-term capital appreciation is a      LLC
                                         secondary objective.                     Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Large Cap           Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio-- Class I                                                       LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Large Cap Value     Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Portfolio-- Class I                     Current income is a secondary            LLC
                                         objective.                               Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Small Cap           Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio-- Class I                                                       LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
Legg Mason Investment Counsel            Seeks capital appreciation and           Legg Mason Partners Fund Advisor,
 Variable Social Awareness Portfolio     retention of net investment income.      LLC
                                                                                  Subadviser: Legg Mason Investment
                                                                                  Counsel, LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST-- CLASS I
Western Asset Variable Global High       Seeks to maximize total return,          Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio                    consistent with the preservation of      LLC
                                         capital.                                 Subadvisers: Western Asset
                                                                                  Management Company; Western
                                                                                  Asset Management Company
                                                                                  Limited; Western Asset Management
                                                                                  Company Pte. Ltd.
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio--         Seeks to maximize total return,          MetLife Advisers, LLC
 Class A                                 consistent with income generation        Subadviser: BlackRock Financial
                                         and prudent investment management.       Management, Inc.
BlackRock Large Cap Core                 Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio-- Class E                                                              Subadviser: BlackRock Advisors, LLC
Clarion Global Real Estate Portfolio--   Seeks total return through investment    MetLife Advisers, LLC
 Class A                                 in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                         both capital appreciation and current    LLC
                                         income.
Harris Oakmark International             Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio-- Class A                                                              Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio-- Class B     Seeks capital growth and income.         MetLife Advisers, LLC
                                                                                  Subadviser: Invesco Advisers, Inc.

            FUNDING OPTION                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- --------------------------------------
Janus Forty Portfolio-- Class A        Seeks capital appreciation.             MetLife Advisers, LLC
                                                                               Subadviser: Janus Capital
                                                                               Management LLC
Lord Abbett Bond Debenture             Seeks high current income and the       MetLife Advisers, LLC
 Portfolio-- Class A                   opportunity for capital appreciation    Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
Lord Abbett Mid Cap Value              Seeks capital appreciation through      MetLife Advisers, LLC
 Portfolio-- Class B                   investments, primarily in equity        Subadviser: Lord, Abbett & Co. LLC
                                       securities, which are believed to be
                                       undervalued in the marketplace.
MetLife Aggressive Strategy            Seeks growth of capital.                MetLife Advisers, LLC
 Portfolio-- Class B
Oppenheimer Global Equity              Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio-- Class E                                                           Subadviser: OppenheimerFunds, Inc.
PIMCO Total Return Portfolio--         Seeks maximum total return,             MetLife Advisers, LLC
 Class B                               consistent with the preservation of     Subadviser: Pacific Investment
                                       capital and prudent investment          Management Company LLC
                                       management.
Pioneer Fund Portfolio-- Class A       Seeks reasonable income and capital     MetLife Advisers, LLC
                                       growth.                                 Subadviser: Pioneer Investment
                                                                               Management, Inc.
Pioneer Strategic Income Portfolio--   Seeks a high level of current income.   MetLife Advisers, LLC
 Class A                                                                       Subadviser: Pioneer Investment
                                                                               Management, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation    MetLife Advisers, LLC
 Portfolio-- Class B                   by investing in common stocks           Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income      Inc.
                                       is a secondary objective.
Third Avenue Small Cap Value           Seeks long-term capital appreciation.   MetLife Advisers, LLC
 Portfolio-- Class B                                                           Subadviser: Third Avenue
                                                                               Management LLC
METROPOLITAN SERIES FUND
Barclays Aggregate Bond Index          Seeks to track the performance of the   MetLife Advisers, LLC
 Portfolio-- Class A                   Barclays U.S. Aggregate Bond Index.     Subadviser: MetLife Investment
                                                                               Management, LLC
BlackRock Bond Income Portfolio--      Seeks a competitive total return        MetLife Advisers, LLC
 Class A                               primarily from investing in             Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.      MetLife Advisers, LLC
 Portfolio-- Class A                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio--     Seeks a high level of current income    MetLife Advisers, LLC
 Class E                               consistent with preservation of         Subadviser: BlackRock Advisors, LLC
                                       capital.
Davis Venture Value Portfolio--        Seeks growth of capital.                MetLife Advisers, LLC
 Class A                                                                       Subadviser: Davis Selected Advisers,
                                                                               L.P.
Frontier Mid Cap Growth Portfolio--    Seeks maximum capital appreciation.     MetLife Advisers, LLC
 Class D                                                                       Subadviser: Frontier Capital
                                                                               Management Company, LLC

              FUNDING OPTION                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
----------------------------------------- ----------------------------------------- --------------------------------------
Jennison Growth Portfolio-- Class B       Seeks long-term growth of capital.        MetLife Advisers, LLC
                                                                                    Subadviser: Jennison Associates LLC
MetLife Conservative Allocation           Seeks a high level of current income,     MetLife Advisers, LLC
 Portfolio-- Class B                      with growth of capital as a secondary
                                          objective.
MetLife Conservative to Moderate          Seeks high total return in the form of    MetLife Advisers, LLC
 Allocation Portfolio-- Class B           income and growth of capital, with a
                                          greater emphasis on income.
MetLife Moderate Allocation               Seeks a balance between a high level      MetLife Advisers, LLC
 Portfolio-- Class B                      of current income and growth of
                                          capital, with a greater emphasis on
                                          growth of capital.
MetLife Moderate to Aggressive            Seeks growth of capital.                  MetLife Advisers, LLC
 Allocation Portfolio-- Class B
MetLife Stock Index Portfolio--           Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                  Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                          Stock Price Index.                        Management, LLC
MFS(R) Total Return Portfolio-- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                          investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio-- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
MSCI EAFE(R) Index Portfolio-- Class A    Seeks to track the performance of the     MetLife Advisers, LLC
                                          MSCI EAFE(R) Index.                       Subadviser: MetLife Investment
                                                                                    Management, LLC
Neuberger Berman Genesis                  Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio-- Class A                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                    Management LLC
Russell 2000(R) Index Portfolio--         Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                  Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                                    Management, LLC
T. Rowe Price Large Cap Growth            Seeks long-term growth of capital         MetLife Advisers, LLC
 Portfolio-- Class B                      and, secondarily, dividend income.        Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
T. Rowe Price Small Cap Growth            Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio-- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic        Seeks to maximize total return            MetLife Advisers, LLC
 Bond Opportunities Portfolio--           consistent with preservation of           Subadviser: Western Asset
 Class B                                  capital.                                  Management Company
Western Asset Management                  Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio--              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                  and maintenance of liquidity.             Management Company


Certain Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B Additional Information Regarding Underlying Funds"

UNDERLYING FUNDS WHICH ARE FUND OF FUNDS


The following Underlying Funds available within the Metropolitan Series Fund and Met Investors Series Trust are "fund of funds":

MetLife Conservative Allocation Portfolio
MetLife Conservative to Moderate Allocation Portfolio

MetLife Moderate Allocation Portfolio
MetLife Moderate to Aggressive Allocation Portfolio
MetLife Aggressive Strategy Portfolio

"Fund of funds" Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Funds invests. Plan Participants may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such underlying funds are available under the Contract. However, only some of the underlying funds are available under the Contract.




                   CHARGES AND DEDUCTIONS UNDER THE CONTRACT
--------------------------------------------------------------------------------
GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

   o the ability for You to make withdrawals and surrenders under the Contracts;

   o   the death benefit paid on the death of a Participant;

   o   the available Funding Options and related programs; and

   o   administration of the Annuity options available under the Contracts.

Costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o sales and marketing expenses including commission payments to Your sales agent; and

   o   other costs of doing business.

Risks We assume include:

   o that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

   o that the amount of the death benefit will be greater than the Contract Value; and

   o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which Plan assets are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Contracts purchased prior to May 24, 2005 may be subject to fees and charges that differ from those described herein based on a competitive bidding process, which may have included negotiation of fees and charges based on factors such as, but not limited to: the total number of Plan Participants, the aggregate of all Plan Participant Contract Values, present or anticipated levels of Purchase Payments, distributions, transfers, administrative expenses, and distribution expenses (including commissions payable to the selling broker-dealer).


SURRENDER CHARGE


Purchase Payments made under the Contract are not subject to a front-end sales load. However, upon withdrawal, the Company will charge a maximum surrender charge of 5% on the total amount withdrawn. For Contracts issued on or after May 24, 2005, the surrender charge declines to zero after the fifth Contract Year. The surrender charge schedule is:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               1 years               5%
          1 year                2 years               4%
          2 years               3 years               3%
          3 years               4 years               2%
          4 years               5 years               1%
         5+ years                                     0%

For Contracts issued before May 24, 2005, the surrender charge declines to zero after the eighth Contract Year. The surrender charge schedule for these Contracts is:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               2 years               5%
          2 years               4 years               4%
          4 years               6 years               3%
          6 years               8 years               2%
         8+ years                                     0%

The surrender charge can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of a TPA. When considering a change in the surrender charges, the Company will take into account:

   (a) the size of Plan assets and the expected amount of annual contributions, and

   (b) the expected level of agent, TPA or Company involvement during the establishment and maintenance of the Contract, including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan, and

   (c) the expected level of commission the Company may pay to the agent for distribution expenses, and

   (d) any other relevant factors that the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

Except as noted below, the surrender charge will not be assessed for withdrawals made under the following circumstances:

   o retirement (as defined by the terms of Your Plan and consistent with Internal Revenue Service ("IRS") rules)

   o   separation from service/severance from employment

   o   loans (if available in Your Plan)

   o   hardship (as defined by the Code)

   o   death

   o   annuitization under this Contract or another contract issued by Us

   o if permitted in Your state, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of our affiliates and We agree.

   o   disability as defined in Code Section 72(m)(7)

   o   minimum required distributions (generally at age 70 1/2)

   o   return of Excess Plan Contributions

   o   transfers to an employer stock fund

   o   certain Plan expenses as mutually agreed upon

   o to avoid required federal income tax penalties (This waiver applies to amounts required to be distributed from this Contract only)

The surrender charge will apply to allowable distributions made to highly compensated employees of a Plan with less than fifty Participants until after the fifth Contract Year.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Participant's Account Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.



DAILY ASSET CHARGE


This charge is also known as the mortality and expense risk (M&E) charge and is deducted on each Valuation Date from amounts held in the Separate Account. The charge will vary based on the expected aggregate Contract assets during the first Contract Year, as determined by the Company. This charge is equal to a maximum of 1.50% annually (1.30% for unallocated Contracts in Florida) of the amounts allocated to each Funding Option. The daily asset charge applicable to Your Contract will depend on the expected level of aggregate Contract assets during Your first Contract Year. Below are the variations of the charge based on different levels of expected aggregate Contract assets:


   AGGREGATE CONTRACT ASSETS      DAILY ASSET CHARGE
------------------------------   -------------------
  $0-- $499,999.99                      1.50%
  $500,000-- $999,999.99                1.30%
  $1,000,000-- $1,999,999.99            1.20%
  $2,000,000-- $2,999,999.99            1.10%
  $3,000,000-- $3,999,999.99            1.00%
      $4,000,000 and over               0.85%

The mortality risk portion compensates the Company for guaranteeing to provide Annuity Payments according to the terms of the Contract regardless of how long the Annuitant lives and for providing the death benefit if a Participant dies prior to the Maturity Date. The expense risk portion of the daily asset charge compensates the Company for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs. Actual costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o   sales, commission and marketing expenses, and

   o   other costs of doing business.

We may, under some circumstances, agree to change the daily asset charge for a Plan from the charge level that would otherwise apply based on the aggregate Contract assets based on factors such as annual contributions, the number of employees, demographics of Plan Participants (which may reduce mortality and expenses of the Plan), and any other factors that the Company considers relevant.

Although Variable Annuity Payments made under the Contracts will vary in accordance with the investment performance of each Funding Option's investment portfolio, payments will not be affected by: (a) the Company's actual mortality experience among Annuitants after retirement, or (b) the Company's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by the Company.


VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the accumulation phase.

For Contracts issued on or after May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
--------------------------   ---------------   ------------------
          0 years               1 years                5%
          1 years               2 years                4%
          2 years               3 years                3%
          3 years               4 years                2%
          4 years               5 years                1%
         5+ years                                      0%

For Contracts issued before May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
--------------------------   ---------------   ------------------
          0 years               2 years                5%
          2 years               4 years                4%
          4 years               6 years                3%
          6 years               8 years                2%
         8+ years                                      0%

Please refer to the "Payment Options" section for a description of this benefit.


FUNDING OPTION CHARGES


There are certain deductions from and expenses paid out of the assets of each Funding Option. These are described in the applicable prospectus for each Funding Option. Underlying Funding Option expenses are not fixed or guaranteed and are subject to change by the Fund.


TPA ADMINISTRATIVE CHARGES


We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party for Plan related expenses. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.


PREMIUM TAX


Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. A chart in Appendix G shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.



                                   TRANSFERS
--------------------------------------------------------------------------------
TRANSFERS OF CONTRACT VALUE BETWEEN FUNDING OPTIONS


Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Contract Values may generally be transferred from the Funding Options to the Fixed Account at any time.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.


TRANSFERS FROM THE FIXED ACCOUNT

Transfers from the Fixed Account, either to the Funding Options or to Contracts not issued by Us, may not exceed 20% per Contract Year, as applicable to the Contract Value in the Fixed Account valued on each such anniversary. It is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the 20% transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the 20% transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this 20% transfer allowance restriction fits Your risk tolerance and time horizon. No transfers will be allowed from the Fixed Account to any Competing Fund in the Plan. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account or any Competing Fund for a period of at least three months from the date of transfer. The Company reserves the right to waive either of these restrictions in its discretion and/or to limit the number of transfers to be transferred from the Fixed Account to the Funding Options to not more than one in any six month period. Automated Transfers under the Company's Dollar Cost Averaging Program are not allowed from the Fixed Account.

Please see "Appendix E -- Competing Funds" for more information.



RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, ClearBridge Small Cap Value Fund, ClearBridge Variable Small Cap Growth Portfolio, Harris Oakmark International Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Western Asset Variable Global High Yield Bond Portfolio, Lord Abbett Bond Debenture Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Third Avenue Small Cap Value Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio- the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. In addition, as described below, We treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.

As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy. Although We do not have the operational or systems capability at this time to impose the American Funds(R) monitoring policy and/or to treat all of the American Funds(R) portfolios as Monitored Portfolios under Our policy, We intend to do so in the future.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will exercise Our contractual right to restrict Your number of transfers to one every six months.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as frequent transfers when We evaluate trading patterns for frequent transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement

Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought to Our attention for investigation on a case-by-case basis. For example, some managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We may impose restrictions similar to those described above.



TRANSFERS FROM FUNDING OPTIONS TO CONTRACTS NOT ISSUED BY US


You may transfer all or any part of Your Contract's Cash Surrender Value, subject to the restrictions of the Fixed Account, if applicable, from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales or surrender charge, as described in the Contract.


TRANSFERS TO OR FROM OTHER CONTRACTS ISSUED BY US


Under specific conditions, We may allow You to transfer to this Contract the contract value of other group Annuity contracts We have issued to You or to transfer amounts from this Contract to another contract issued by Us without applying a sales or surrender charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales or surrender charge may apply, as described in the new contract.


TRANSFERS FROM CONTRACTS NOT ISSUED BY US


Under specific conditions, when authorized by the state insurance department, We may credit a Plan up to 4% of the amount transferred to Us from another investment vehicle as reimbursement to the Plan for any exit penalty assessed by the other investment vehicle provider. We will recover this credit through reduced compensation paid to the servicing agent or broker.




                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------
Before the Maturity Date, We will pay all or any portion of Your Cash Surrender Value to the Contract Owner or at the Contract Owner's direction, to the Participant. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for

Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

The trust of a Section 401(k) Plan may not generally distribute amounts attributable to employer contributions prior to the employee's retirement, death, disability or severance from employment. (See "Federal Tax
Considerations").



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP



CONTRACT OWNER

We issue only the Contract. Where We refer to "You," We are referring to the Contract Owner.

At Your direction, Participants will receive all payments while they are alive unless You direct them to an alternate recipient.


BENEFICIARY


At Your direction, Participants name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits upon the death of the Participant. If more than one Beneficiary survives the Participant, they will share equally in benefits unless We receive other instructions, by Written Request before the death of the Participant.

Unless an irrevocable Beneficiary has been named, Participants generally have the right to change any Beneficiary by Written Request during the lifetime of the Participant and while the Contract continues.


ANNUITANT


The Annuitant, generally a Plan Participant, is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.



                                 DEATH BENEFIT
--------------------------------------------------------------------------------
DEATH BENEFITS PRIOR TO THE MATURITY DATE


DEATH BENEFITS MAY NOT BE AVAILABLE IN ALL JURISDICTIONS.

If provided by the Contract, in the event the Participant dies before the selected Maturity Date or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of (a) the Contract Value of the amount attributable to the Participant or (b) the total Purchase Payments made under the Contract attributable to that Participant, less any applicable Premium Tax and prior surrenders not previously deducted (including any applicable surrender charge) and any outstanding loan balance as of the date We receive Due Proof of Death and instructions for payment in Good Order.

The death benefit amount is determined in the same manner as with an allocated Contract, subject to the Plan providing the Company with required information about Participant contributions, withdrawals, outstanding loan amounts, and any other required information.

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant less any applicable Premium Tax, prior surrenders not previously deducted, and any outstanding loan balance, as of the date We receive Due Proof of Death and instructions for payment in Good Order.

We will pay this benefit upon receiving Due Proof of Death along with a Written Request setting forth the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the Contract.

The death benefit may be taken by the Beneficiary in one of three ways: 1) in one sum (including either by check; by placing the amount in an account that earns interest or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds or under any other settlement options that We may make available), in which case payment will be made within seven days of Our receipt of Due Proof of Death and instructions for payment in Good Order, unless subject to postponement as explained below; 2) within five years of the Participant's date of death; or 3); applied to a lifetime Annuity. The Beneficiary may choose to have Annuity Payments made on a variable basis, fixed basis, or a combination of the two.

If We are notified of the Participant's Death before any requested transaction is completed, We will cancel the request. As described above, the death benefit will be determined when We receive both Due Proof of Death and instructions for payment in Good Order.



                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE


Under the Contract, You can direct Us to make regular income payments to Participants ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Participant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Participant and another person, and thereafter during the lifetime of the survivor: or (d) for a fixed period or fixed amount. We may require proof that the Participant is alive before Annuity Payments are made. Not all options may be available in all states.

You may direct Us to annuitize amounts attributable to a Participant at any time after You purchase the Contract. Certain Annuity options may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon either the later of the Participant's attainment of age 70 1/2 or year of retirement; or the death of the Participant. Participants should seek independent tax advice regarding the election of minimum required distributions.


ALLOCATION OF ANNUITY


You may elect for Participants to receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply the applicable Contract Value to provide an Annuity funded by the same Funding Options selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)


VARIABLE ANNUITY


You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this Your net investment rate. Your net investment rate corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding

Options is less than 3.0% then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0% % then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY


A Fixed Annuity provides for payments that do not vary during the Annuity Period. The dollar amount remains constant throughout the payment period. The dollar amount of the first Fixed Annuity Payment will be calculated as described under "Amount of First Payment". All subsequent payments will be in the same amount. If it would provide a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.


ELECTION OF OPTIONS


Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

   (a) the Participant's name, address, date of birth, social security number

   (b)        the amount to be distributed

   (c)        the Annuity option which is to be purchased

   (d)        the date the Annuity option payments are to begin

   (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

   (f)        any other data that We may require.

The Beneficiary, as specified in item (e) above, may be changed by You or the Participant as long as We are notified by Written Request while the Participant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.


RETIRED LIFE CERTIFICATE

We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.


ALLOCATION OF CASH SURRENDER VALUE DURING THE ANNUITY PERIOD

At the time an Annuity option is elected, You or the TPA also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the TPA if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in the provision "Transfers of Contract Value Between Funding Options", in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.

ANNUITY OPTIONS


Where required by state law or under a qualified retirement Plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.

Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4, or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.

Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity-- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

   (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

   (b)        is

   (1)   the number of Annuity Units represented by each payment; times

   (2)   the number of payments made;

and for a Fixed Annuity:

   (a) is the Contract Value applied on the Maturity Date under this option and

   (b)        is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity-- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than the period selected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.

VARIABLE LIQUIDITY BENEFIT


This benefit is offered with Variable Annuity option "Payments for a Fixed Period" (without life contingency) where payments are made on a variable basis.


At any time after annuitization and before death, a Participant may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum surrender charge rate shown on the specifications page of the Contract, (provided that the Contract is not beyond the fifth or eighth Contract Year, as specified in the applicable chart), multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.



                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
CONTRACT TERMINATION


You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount stated in Your Contract; or

   (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

   (c)        We receive notice that is satisfactory to Us of Plan
              Termination.

If We discontinue this Contract or We receive Your Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

   (a)        accept no further payments for this Contract; and

   (b)        pay You the Cash Surrender Value of the Funding Options, and

   (c) pay You the Cash Surrender Value of the Fixed Account, if applicable.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance. In New York (for Contracts issued on or after April 30, 2007) and certain other states We are required to pay You the Contract Value upon Our discontinuance of the Contract.


SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


MISSTATEMENT

We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.

FUNDING OPTIONS


The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Funding Options are considered Competing Funds, and are subject to transfer restriction. These options are noted as such in Your Contract. Certain Funding Options are not currently considered Competing Funds, but may be so in the future because of an allowable change in the Funding Option's investment strategy. These are also noted in Your Contract.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
MetLife of CT Separate Account QPN for Variable Annuities ("Separate Account") was established on December 26, 1995 and is exempt from registration with the SEC pursuant to Section 3(c)(11) of the 1940 Act. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Funding Options. We may also offer contracts through the Separate Account that are not registered with the SEC.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance Contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.

Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION


In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult Your own tax adviser about Your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, We address Contracts and Annuity Payments under the Contracts together.

You should read the general provisions and any sections relating to Your type of Annuity to familiarize Yourself with some of the tax rules for Your particular Contract.

You are responsible for determining whether Your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under Your Contract satisfy applicable tax law. We are not responsible for determining if Your employer's Plan or arrangement satisfies the requirements of the Code and/or ERISA.

Where otherwise permitted under the Contract, the transfer of ownership of a Contract, the designation or change in designation of an Annuitant, payee or other Beneficiary who is not also a Contract Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this prospectus. Please consult Your tax adviser.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from Annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an Annuity Contract.

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if We do incur such taxes in the future, We reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, We may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Underlying Funds to foreign jurisdictions.


GENERAL

Contracts are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All Keoghs 401(a) and 401(k) Plans receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an Annuity, doing so offers You additional insurance benefits such as the availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from Variable Annuity Contracts (including Keoghs and 401(k)s) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from Your Contract (whether by You or Your Beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of Contract You purchase and payment method or Annuity Payment type You elect.

We will withhold a portion of the amount of Your withdrawal for income taxes, unless You are eligible to and elect otherwise. The amount We withhold is determined by the Code.


WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if You make a taxable withdrawal before age 59 1/2 You may incur a 10% tax penalty, in addition to ordinary income taxes. See "Separate Account Charges" for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:



                                                                                          TYPE OF CONTRACT
                                                                                           401(A)
                                                                                           401(K)   KEOGH
 In a series of substantially equal payments made annually (or more frequently) for life or life
 expectancy (SEPP)                                                                          X1       X1
 After You die                                                                               X       X
 After You become totally disabled (as defined in the Code)                                  X       X
 To pay deductible medical expenses                                                          X       X
 After Separation from service if You are over 55 at time of separation 1                    X       X
 After December 31, 1999 for IRS levies                                                      X       X
 Pursuant to qualified domestic relations orders                                             X       X

1. You must be separated from service at the time payments begin.


SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS


If You are considering using the Systematic Withdrawal Program or selecting an Annuity option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with Your tax adviser. It is not clear whether certain withdrawals or Annuity Payments under a Variable Annuity will satisfy the SEPP exception.

If You receive systematic payments that You intend to qualify for the SEPP exception, any modifications (except due to death or disability) to Your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.


SEPARATE ACCOUNT CHARGES


It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-Annuity benefits. We currently treat these charges as an intrinsic part of the Contract and do not tax report these as taxable income. However, it is possible that this may change in the future if We determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

QUALIFIED CONTRACTS-- GENERALLY


PURCHASE PAYMENTS

Generally, all Purchase Payments will be contributed on a "before-tax" basis. This means that the Purchase Payments entitle You to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" Purchase Payments can be made to certain annuities. These Purchase Payments do not reduce Your taxable income or give You a tax deduction.

There are different annual Purchase Payments limits for the annuities offered in this prospectus. Purchase Payments in excess of the limits may result in adverse tax consequences.


WITHDRAWALS, TRANSFERS AND ANNUITY PAYMENTS

Because Your Purchase Payments are generally on a before-tax basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals and Annuity Payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).

If certain requirements are met, You may be able to transfer amounts in Your Contract to another eligible retirement Plan or individual retirement Plan ("IRA").

Your Contract is not forfeitable (e.g., not subject to claims of Your creditors) and You may not transfer it to someone else. For certain qualified retirement Plans, an important exception is that Your Account may be transferred pursuant to a qualified domestic relations order (QDRO).

Please consult the specific section for the type of Annuity You purchased to determine if there are restrictions on withdrawals, transfers or Annuity Payments.

Minimum distribution requirements also apply to the Contracts. These are described separately later in this section.

Certain mandatory distributions made to Participants in an amount in excess of $1,000 (but less than $5,000) must be automatically rolled over to an IRA designated by the Plan, unless the Participant elects to receive it in cash or roll it over to a different IRA another eligible retirement Plan.


ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING

For certain qualified retirement Plans, We are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. We are not required to withhold this money if You direct Us, the trustee or the custodian of the Plan, to directly rollover Your eligible rollover distribution to an IRA or another eligible retirement Plan.

Generally, an "eligible rollover distribution" is any taxable amount You receive from Your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions such as:

   o   Withdrawals made to satisfy minimum distribution requirements

   o   Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, You may elect out of these withholding requirements. You may be subject to the 10% penalty tax if You withdraw taxable money before You turn age 59 1/2.


MINIMUM DISTRIBUTION REQUIREMENTS

Generally, You must begin receiving withdrawals by April 1 of the latter of:

   o   the calendar year following the year in which You reach age 70 1/2 or

   o the calendar year following the calendar year You retire, provided You do not own more than 5% of Your employer.


For after-death required minimum distributions ("RMD"), the five year rule is applied without regard to calendar year 2009 due to the 2009 RMD waiver. For instance, for a Contract Owner who died in 2007, the five year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver.

You may not satisfy minimum distributions for an employer's qualified Plan (i.e., 401(k), 403(a), 457(b)) with distributions from another qualified Plan of the same or a different employer.

Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether income payments under a Variable Annuity will satisfy these rules. Consult Your tax adviser prior to choosing a pay-out option.

In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Underlying Funds but also with respect to actuarial gains. Additionally, these regulations permit payments under immediate annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that the value of benefits under a deferred Annuity including certain death benefits in excess of cash value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. You should consult Your own tax adviser as to how these rules affect Your own Contract. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule.

If You intend to receive Your minimum distributions which are payable over the joint lives of You and a Beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult Your tax adviser.


DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).

If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If Your spouse is Your Beneficiary, Your spouse may also be able to rollover the death proceeds into another eligible retirement Plan in which he or she participates, if permitted under the receiving Plan.

Under federal tax rules, a same-sex spouse is treated as a non-spouse
Beneficiary.

If Your spouse is not Your Beneficiary and Your Contract permits, Your Beneficiary may also be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, such Beneficiary may not treat the inherited IRA as his or her own IRA. Certain employer Plans(i.e., 401(a), 403(a), 403(b) and governmental 457 Plans) are required to permit a non-spouse direct trustee-to-trustee rollover.

If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).


INCIDENTAL BENEFITS

Certain death benefits may be considered incidental benefits under a tax qualified Plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the Plan and to the Participant.

Where otherwise permitted to be offered under Annuity contracts issued in connection with qualified Plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult Your own tax adviser prior to purchase of the Contract under a qualified Plan as a violation of these requirements could result in adverse tax consequences to the Plan and to the Participant including current taxation of amounts under the Contract.


KEOGH PLANS



A Keogh Plan is generally a qualified retirement Plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Please consult Your tax adviser about Your particular situation.


See this tax section for a brief description of the tax rules that apply to Keoghs


401(K) PLANS


The tax rules regarding retirement Plans are complex. We do not give tax advice. Please consult Your tax adviser about Your particular situation.

See this tax section for a brief description of the tax rules that apply to 401(k)s.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") provides the following tax treatment for Contracts issued to Contract Owners in the Commonwealth of Puerto Rico.


GENERAL TAX TREATMENT OF ANNUITIES

For Puerto Rico tax purposes, amounts received as an Annuity under an Annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the Annuity starting date.

Annuity Payments generally have two elements: a part that constitutes a return of the Annuity's cost (return of capital) and a part that constitutes income.

From each Annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the Annuity Payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the Annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.

Once the Annuity's cost has been fully recovered, all of the Annuity payment constitutes taxable income. There is no penalty tax on early distributions from Annuity contracts.

No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or Annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a Variable Annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction, which generally is 10%.


The 2011 PR Code provides an exclusion from gross income for amounts received as qualified retirement Annuity from a private employer due to separation from employment. The Annuity must be in connection with a qualified retirement plan established under the 2011 PR Code. The amount of the annual exclusion is $15,000 for retirees that are 60 years old or older and $11,000 for the other retirees. Such exclusion can be applied in conjunction with 3% inclusion gross income test described above.

The following examples illustrated the applicability of the exclusion. An Annuity was bought in 2005 for $10,000 consideration, payable in installments totalizing $18,000 annually. For the taxable year 2013, the 65 year old owner of the Annuity commenced receiving benefits thereunder. The first $15,000 are exempt and in relation to the other income (3% of $10,000). If the owner of the Annuity receives exempt amounts attributable to the consideration paid totaling $10,000, then all amounts the owner receives thereafter under the Annuity contract, which exceed the exclusion provided by the 2011 PR Code, would be included in gross income. Accordingly, if for the taxable year 2016, the $10,000 consideration was fully recovered, the owner would have to include in gross income only $3,000 because $15,000 would be exempt under the 2011 PR Code.

VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN

An Annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, Annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1081.01 of the 2011 PR Code. The employer has two alternatives: (1) purchase the Annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an Annuity contract for an employee.

Qualified plans must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which include, among others, certain participation requirements.

The trust created under the qualified plan is exempt from tax on its investment income.

a. Contributions


       The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year. The employer deduction limit for contributions to profit sharing and stock bonus qualified retirement plans was increased by the 2011 PR Code from 15% to 25% of the compensation otherwise paid or accrued during the taxable year.


b. Distributions

       The amount paid by the employer towards the purchase of the Variable Annuity contract or contributed to the trust for providing Variable Annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.

       In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Variable Annuity contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.

Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.

A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and (2) 10% of all plan's trust assets (calculated based on the average balance of investments of the trust) attributable to Participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company (RIC), Fixed or Variable Annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits.


In the case of distributions in the form of Annuity or installments as a result of separation from service, the amount that exceeds the sum of the annual exclusion of $15,000 for retirees that are 60 years old or older and $11,000 for other retirees plus the recovery of the consideration paid for the Annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.


The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

c. Rollover

       Deferral of the recognition of income continues upon the receipt of a distribution by a Participant from a qualified Plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account ('IRA") for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a Code qualified retirement plan trust to that type of plan would generally be treated as a distribution includible in gross income for U. S. income tax purposes even if the Puerto Rico retirement Plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a Code qualified retirement plan trust to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN

A Variable Annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1081.01(f) of the 2011 PR Code. This plan is commonly known as a Keogh Plan or an HR 10 Plan.

This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or Annuity Plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.

An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.

Similar to a qualified plan, the Variable Annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an Annuity contract for the trust Beneficiaries.

a. Contributions

       A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.

       Such contributions and the income generated from them are not taxable to the owner employee, his employees or to the self-employed individual until the funds are distributed or made available to them.

       The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.

b. Distributions

       Distributions made under a qualified self-employed retirement plan will be subject to the rules described for "A Variable Annuity Contract under a Qualified Plan- Distributions and Rollover".



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

FINANCIAL STATEMENTS


The financial statements for the insurance Company and for the Separate Accounts are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900,

Irvine, California, 92614. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the

Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through

FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at

1-800-289-9999, or log on to www.finra.org. An investor brochure that includes
                             -------------
information describing FINRA BrokerCheck is available through the Hotline or on-line.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners and Plan Participants.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract.

Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. (See the Statement of Additional Information-- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2012, as well as the range of additional compensation paid.)


The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Morgan Stanley Investment Advisers, Inc., MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC. MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R), a percentage of all Purchase Payments allocated to the American Funds Global Growth Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Underlying Funds' shares in connection with the Contract.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.


POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever:
(1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



         FOR METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                     ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account charge available under the Contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account charges.



                                UGVA -- SEPARATE ACCOUNT CHARGES 0.85%
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
Dreyfus A Bonds Plus, Inc. (9/96)............................................... 2006   1.514
                                                                                 2005   1.498
Smith Barney Aggressive Growth Subaccount Inc. (Class A) (10/96)................ 2006   3.029
                                                                                 2005   3.029
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01)....... 2008   0.914
                                                                                 2007   0.791
                                                                                 2006   0.777
                                                                                 2005   0.728
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/04)................ 2006   1.121
                                                                                 2005   1.081
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/01)................. 2006   0.899
                                                                                 2005   0.789
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)....................... 2012   1.471
                                                                                 2011   1.628
                                                                                 2010   1.469
                                                                                 2009   1.041
                                                                                 2008   1.704
                                                                                 2007   1.497
                                                                                 2006   1.254
                                                                                 2005   1.108
 American Funds Growth Subaccount (Class 2) (5/04).............................. 2012   1.312
                                                                                 2011   1.382
                                                                                 2010   1.175
                                                                                 2009   0.850
                                                                                 2008   1.530
                                                                                 2007   1.373
                                                                                 2006   1.257
                                                                                 2005   1.091
 American Funds Growth-Income Subaccount (Class 2) (5/04)....................... 2012   1.165
                                                                                 2011   1.197
                                                                                 2010   1.083
                                                                                 2009   0.833
                                                                                 2008   1.351
                                                                                 2007   1.297
                                                                                 2006   1.136
                                                                                 2005   1.082
Capital Appreciation Fund
 Capital Appreciation Fund (8/96)............................................... 2006   2.452
                                                                                 2005   2.092
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03)........................... 2006   1.757
                                                                                 2005   1.654
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).................... 2008   1.348



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
Dreyfus A Bonds Plus, Inc. (9/96)............................................... 1.514                      --
                                                                                 1.514                      --
Smith Barney Aggressive Growth Subaccount Inc. (Class A) (10/96)................ 3.029                      --
                                                                                 3.029                      --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01)....... 0.874                      --
                                                                                 0.914                 427,985
                                                                                 0.791                 235,007
                                                                                 0.777                 171,825
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/04)................ 1.174                      --
                                                                                 1.121               8,536,045
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/01)................. 0.885                      --
                                                                                 0.899                 552,065
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)....................... 1.787                  33,921
                                                                                 1.471                 620,013
                                                                                 1.628               1,861,969
                                                                                 1.469               2,387,138
                                                                                 1.041               2,297,544
                                                                                 1.704               2,015,383
                                                                                 1.497               1,342,732
                                                                                 1.254                 438,114
 American Funds Growth Subaccount (Class 2) (5/04).............................. 1.534                  46,054
                                                                                 1.312               1,391,512
                                                                                 1.382               4,376,994
                                                                                 1.175               5,591,721
                                                                                 0.850               5,495,292
                                                                                 1.530               5,230,391
                                                                                 1.373               4,539,659
                                                                                 1.257               2,719,316
 American Funds Growth-Income Subaccount (Class 2) (5/04)....................... 1.357                 160,417
                                                                                 1.165                 859,459
                                                                                 1.197               2,249,141
                                                                                 1.083               3,426,647
                                                                                 0.833               3,212,645
                                                                                 1.351               3,065,058
                                                                                 1.297               2,662,287
                                                                                 1.136               1,404,509
Capital Appreciation Fund
 Capital Appreciation Fund (8/96)............................................... 2.432                      --
                                                                                 2.452               5,664,971
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03)........................... 2.311                      --
                                                                                 1.757                 984,660
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).................... 1.293                      --

                            UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
                                                                                     2007   1.269
                                                                                     2006   1.099
                                                                                     2005   1.062
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98).................. 2008   1.300
                                                                                     2007   1.475
                                                                                     2006   1.433
                                                                                     2005   1.366
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/01)..................... 2012   1.545
                                                                                     2011   1.603
                                                                                     2010   1.382
                                                                                     2009   1.029
                                                                                     2008   1.811
                                                                                     2007   1.557
                                                                                     2006   1.409
                                                                                     2005   1.219
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................... 2012   2.176
                                                                                     2011   2.461
                                                                                     2010   1.931
                                                                                     2009   1.393
                                                                                     2008   2.327
                                                                                     2007   2.035
                                                                                     2006   1.825
                                                                                     2005   1.560
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (5/01)........ 2012   1.186
                                                                                     2011   1.257
                                                                                     2010   0.994
                                                                                     2009   0.698
                                                                                     2008   1.224
                                                                                     2007   1.110
                                                                                     2006   1.030
                                                                                     2005   0.991
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)........................ 2006   1.473
                                                                                     2005   1.344
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)......... 2012   2.874
                                                                                     2011   3.445
                                                                                     2010   2.955
                                                                                     2009   1.727
                                                                                     2008   3.682
                                                                                     2007   2.884
                                                                                     2006   2.271
                                                                                     2005   1.797
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................... 2012   1.332
                                                                                     2011   1.503
                                                                                     2010   1.398
                                                                                     2009   1.029
                                                                                     2008   1.741
                                                                                     2007   1.521
                                                                                     2006   1.263
                                                                                     2005   1.156
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).......................... 2012   0.672
                                                                                     2011   0.689
                                                                                     2010   0.554
                                                                                     2009   0.387
                                                                                     2008   0.694
                                                                                     2007   0.575
                                                                                     2006   0.512
                                                                                     2005   0.461
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)................... 2006   0.853
                                                                                     2005   0.767
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)...................................... 2006   1.575
                                                                                     2005   1.527
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)...................... 2012   1.758



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
                                                                                     1.348               1,506,080
                                                                                     1.269               2,438,048
                                                                                     1.099               2,693,587
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98).................. 1.230                      --
                                                                                     1.300               4,206,856
                                                                                     1.475               5,819,927
                                                                                     1.433               6,866,674
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/01)..................... 1.779                  40,057
                                                                                     1.545                 887,321
                                                                                     1.603               2,579,304
                                                                                     1.382               3,192,929
                                                                                     1.029               3,128,918
                                                                                     1.811               3,207,143
                                                                                     1.557               3,054,556
                                                                                     1.409               1,941,620
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................... 2.471                  26,363
                                                                                     2.176                 972,480
                                                                                     2.461               2,624,149
                                                                                     1.931               3,323,283
                                                                                     1.393               3,543,877
                                                                                     2.327               4,168,010
                                                                                     2.035               4,578,092
                                                                                     1.825               3,900,831
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (5/01)........ 1.304                      32
                                                                                     1.186                 255,500
                                                                                     1.257                 611,256
                                                                                     0.994                 804,093
                                                                                     0.698                 741,318
                                                                                     1.224                 735,674
                                                                                     1.110                 645,745
                                                                                     1.030                 547,033
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)........................ 1.729                      --
                                                                                     1.473                 373,491
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)......... 3.225                  15,884
                                                                                     2.874                 408,291
                                                                                     3.445               1,253,750
                                                                                     2.955               1,500,183
                                                                                     1.727               1,520,090
                                                                                     3.682               1,798,696
                                                                                     2.884               1,471,006
                                                                                     2.271                 951,217
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................... 1.561                   3,758
                                                                                     1.332                 497,874
                                                                                     1.503               1,676,816
                                                                                     1.398               2,472,524
                                                                                     1.029               2,735,746
                                                                                     1.741               2,681,834
                                                                                     1.521               2,538,465
                                                                                     1.263               1,980,292
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).......................... 0.779                  43,062
                                                                                     0.672               1,222,160
                                                                                     0.689               3,763,387
                                                                                     0.554               3,792,350
                                                                                     0.387               4,066,947
                                                                                     0.694               4,089,247
                                                                                     0.575               4,218,950
                                                                                     0.512               5,073,291
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)................... 0.915                      --
                                                                                     0.853                 872,657
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)...................................... 1.779                      --
                                                                                     1.575                 136,457
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)...................... 2.009                     862

                            UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
                                                                                     2011   1.909
                                                                                     2010   1.541
                                                                                     2009   1.170
                                                                                     2008   1.841
                                                                                     2007   1.906
                                                                                     2006   1.726
                                                                                     2005   1.633
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)..................... 2012   2.195
                                                                                     2011   2.105
                                                                                     2010   1.904
                                                                                     2009   1.436
                                                                                     2008   1.882
                                                                                     2007   1.868
                                                                                     2006   1.828
                                                                                     2005   1.810
 Templeton Growth Fund, Inc. (Class A) (8/96)....................................... 2011   2.237
                                                                                     2010   2.098
                                                                                     2009   1.618
                                                                                     2008   2.886
                                                                                     2007   2.848
                                                                                     2006   2.358
                                                                                     2005   2.199
Legg Mason Partners Investment Series
 LMPIS Growth and Income Subaccount (5/01).......................................... 2007   1.133
                                                                                     2006   1.016
                                                                                     2005   0.986
 LMPIS Premier Selections All Cap Growth Subaccount (5/01).......................... 2007   0.993
                                                                                     2006   0.933
                                                                                     2005   0.885
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00).......... 2012   1.130
                                                                                     2011   1.112
                                                                                     2010   0.897
                                                                                     2009   0.672
                                                                                     2008   1.138
                                                                                     2007   1.131
                                                                                     2006   1.048
                                                                                     2005   0.947
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............... 2012   1.559
                                                                                     2011   1.533
                                                                                     2010   1.372
                                                                                     2009   1.133
                                                                                     2008   1.617
                                                                                     2007   1.504
                                                                                     2006   1.321
                                                                                     2005   1.278
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (4/07)...... 2012   1.416
                                                                                     2011   1.324
                                                                                     2010   1.189
                                                                                     2009   0.976
                                                                                     2008   1.514
                                                                                     2007   1.500
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (5/01)   2012   0.841
                                                                                     2011   0.905
                                                                                     2010   0.782
                                                                                     2009   0.610
                                                                                     2008   0.970
                                                                                     2007   1.016
                                                                                     2006   1.016
                                                                                     2005   1.016
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98).......... 2012   1.703
                                                                                     2011   1.729
                                                                                     2010   1.588
                                                                                     2009   1.125
                                                                                     2008   1.809
                                                                                     2007   1.732
                                                                                     2006   1.670
                                                                                     2005   1.601



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
                                                                                     1.758                 310,386
                                                                                     1.909                 830,857
                                                                                     1.541               1,025,184
                                                                                     1.170               1,137,818
                                                                                     1.841               1,373,302
                                                                                     1.906               1,499,917
                                                                                     1.726               1,585,184
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)..................... 2.492                   4,334
                                                                                     2.195                 331,181
                                                                                     2.105                 978,923
                                                                                     1.904               1,296,231
                                                                                     1.436               1,290,982
                                                                                     1.882               1,540,818
                                                                                     1.868               2,056,653
                                                                                     1.828               2,348,916
 Templeton Growth Fund, Inc. (Class A) (8/96)....................................... 2.509                      --
                                                                                     2.237               1,362,693
                                                                                     2.098               1,873,820
                                                                                     1.618               2,174,332
                                                                                     2.886               2,842,155
                                                                                     2.848               4,166,939
                                                                                     2.358               4,464,912
Legg Mason Partners Investment Series
 LMPIS Growth and Income Subaccount (5/01).......................................... 1.188                      --
                                                                                     1.133                 253,983
                                                                                     1.016                 242,145
 LMPIS Premier Selections All Cap Growth Subaccount (5/01).......................... 1.059                      --
                                                                                     0.993               1,763,613
                                                                                     0.933               2,762,821
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00).......... 1.330                  41,707
                                                                                     1.130               1,632,061
                                                                                     1.112               5,232,394
                                                                                     0.897               6,631,287
                                                                                     0.672               9,037,519
                                                                                     1.138              11,780,628
                                                                                     1.131              16,039,306
                                                                                     1.048              18,236,317
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............... 1.792                  24,967
                                                                                     1.559                 497,863
                                                                                     1.533               1,210,214
                                                                                     1.372               1,893,408
                                                                                     1.133               2,346,561
                                                                                     1.617               2,777,901
                                                                                     1.504               3,262,102
                                                                                     1.321               3,288,155
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (4/07)...... 1.603                      19
                                                                                     1.416                 451,053
                                                                                     1.324                 498,317
                                                                                     1.189                 564,828
                                                                                     0.976                 718,536
                                                                                     1.514               1,055,194
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (5/01)   0.959                  12,631
                                                                                     0.841                 816,418
                                                                                     0.905               1,869,276
                                                                                     0.782               2,257,508
                                                                                     0.610               2,907,846
                                                                                     0.970               3,832,742
                                                                                     1.016                      --
                                                                                     1.016                      --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98).......... 2.032                  11,735
                                                                                     1.703                 149,456
                                                                                     1.729                 522,335
                                                                                     1.588                 832,826
                                                                                     1.125               1,112,623
                                                                                     1.809               1,757,633
                                                                                     1.732               2,111,467
                                                                                     1.670               2,830,511

                               UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                                                  UNIT VALUE AT
                                                                                                   BEGINNING OF
PORTFOLIO NAME                                                                             YEAR        YEAR
----------------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................ 2012   1.659
                                                                                          2011   1.594
                                                                                          2010   1.468
                                                                                          2009   1.190
                                                                                          2008   1.863
                                                                                          2007   1.809
                                                                                          2006   1.543
                                                                                          2005   1.460
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)................ 2012   1.485
                                                                                          2011   1.477
                                                                                          2010   1.190
                                                                                          2009   0.841
                                                                                          2008   1.430
                                                                                          2007   1.381
 LMPVET Equity Index Subaccount (Class II) (5/04)........................................ 2009   0.827
                                                                                          2008   1.334
                                                                                          2007   1.283
                                                                                          2006   1.124
                                                                                          2005   1.087
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)................... 2012   1.316
                                                                                          2011   1.327
                                                                                          2010   1.193
                                                                                          2009   0.980
                                                                                          2008   1.321
                                                                                          2007   1.202
                                                                                          2006   1.125
                                                                                          2005   1.087
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).................. 2012   1.032
                                                                                          2011   1.041
                                                                                          2010   0.962
                                                                                          2009   0.826
                                                                                          2008   1.057
                                                                                          2007   1.052
                                                                                          2006   1.019
                                                                                          2005   1.004
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)............ 2011   1.571
                                                                                          2010   1.420
                                                                                          2009   1.201
                                                                                          2008   1.401
                                                                                          2007   1.386
                                                                                          2006   1.326
                                                                                          2005   1.304
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)........ 2012   2.095
                                                                                          2011   2.077
                                                                                          2010   1.823
                                                                                          2009   1.182
                                                                                          2008   1.723
                                                                                          2007   1.739
                                                                                          2006   1.585
                                                                                          2005   1.540
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)............................ 2010   1.279
                                                                                          2009   1.287
                                                                                          2008   1.265
                                                                                          2007   1.216
                                                                                          2006   1.172
                                                                                          2005   1.150
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98).............................................. 2007   2.326
                                                                                          2006   1.986
                                                                                          2005   1.925
 LMPVPI Total Return Subaccount (Class I) (10/98)........................................ 2007   1.460
                                                                                          2006   1.308
                                                                                          2005   1.277
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....................... 2007   1.313
                                                                                          2006   1.173
                                                                                          2005   1.128



                                                                                                           NUMBER OF UNITS
                                                                                           UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                              END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................ 1.916                   2,310
                                                                                          1.659                 228,462
                                                                                          1.594                 648,513
                                                                                          1.468               1,002,149
                                                                                          1.190               1,251,550
                                                                                          1.863               1,942,171
                                                                                          1.809               2,868,438
                                                                                          1.543               3,792,254
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)................ 1.758                   1,256
                                                                                          1.485                 193,000
                                                                                          1.477                 595,012
                                                                                          1.190                 640,172
                                                                                          0.841                 775,710
                                                                                          1.430                 865,055
 LMPVET Equity Index Subaccount (Class II) (5/04)........................................ 0.807                      --
                                                                                          0.827               4,926,408
                                                                                          1.334               6,453,917
                                                                                          1.283              10,039,121
                                                                                          1.124              10,945,884
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)................... 1.444                      --
                                                                                          1.316                  71,873
                                                                                          1.327                 199,644
                                                                                          1.193                 257,895
                                                                                          0.980                 351,774
                                                                                          1.321                 544,181
                                                                                          1.202                 729,791
                                                                                          1.125                 929,941
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).................. 1.031                      --
                                                                                          1.032                      --
                                                                                          1.041                 198,117
                                                                                          0.962                 141,582
                                                                                          0.826                  71,057
                                                                                          1.057                 233,293
                                                                                          1.052                 171,151
                                                                                          1.019                  72,513
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)............ 1.606                      --
                                                                                          1.571                 440,380
                                                                                          1.420                 425,363
                                                                                          1.201                 429,950
                                                                                          1.401                 447,307
                                                                                          1.386                 744,422
                                                                                          1.326                 805,864
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)........ 2.458                   1,764
                                                                                          2.095                 233,955
                                                                                          2.077                 847,075
                                                                                          1.823                 771,604
                                                                                          1.182                 783,579
                                                                                          1.723                 886,039
                                                                                          1.739                 956,992
                                                                                          1.585                 989,355
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)............................ 1.275                      --
                                                                                          1.279              11,462,794
                                                                                          1.287              14,976,206
                                                                                          1.265              18,789,416
                                                                                          1.216              20,595,080
                                                                                          1.172              22,818,645
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98).............................................. 2.446                      --
                                                                                          2.326               2,276,235
                                                                                          1.986               2,464,434
 LMPVPI Total Return Subaccount (Class I) (10/98)........................................ 1.506                      --
                                                                                          1.460               1,844,495
                                                                                          1.308               3,589,832
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....................... 1.405                      --
                                                                                          1.313               1,129,579
                                                                                          1.173                 957,414

                                       UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............. 2007   1.322           1.377                      --
                                                                         2006   1.137           1.322               1,436,402
                                                                         2005   1.110           1.137                 993,167
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................. 2007   1.391           1.536                      --
                                                                         2006   1.250           1.391               1,567,185
                                                                         2005   1.164           1.250               1,375,488
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............ 2008   2.714           2.622                      --
                                                                         2007   2.581           2.714                 458,413
                                                                         2006   2.697           2.581                 520,791
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................ 2012   1.825           2.116                     739
                                                                         2011   1.794           1.825                 178,318
                                                                         2010   1.556           1.794                 688,717
                                                                         2009   1.065           1.556                 498,735
                                                                         2008   1.416           1.065                 454,962
                                                                         2007   1.389           1.416                 482,804
                                                                         2006   1.312           1.389                 495,975
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).............. 2007   1.173           1.233                      --
                                                                         2006   1.102           1.173                 353,790
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).............. 2012   1.009           1.135                   1,480
                                                                         2011   1.015           1.009                 197,356
                                                                         2010   0.910           1.015                 276,540
                                                                         2009   0.770           0.910                 375,459
                                                                         2008   1.238           0.770                 330,542
                                                                         2007   1.222           1.238                 334,743
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............ 2012   0.871           1.091                     983
                                                                         2011   0.927           0.871                 623,334
                                                                         2010   0.804           0.927               1,460,259
                                                                         2009   0.600           0.804               1,655,574
                                                                         2008   1.036           0.600               1,803,948
                                                                         2007   1.226           1.036               2,092,111
                                                                         2006   1.003           1.226               2,751,358
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2012   1.545           1.984                  22,011
                                                                         2011   1.812           1.545                 543,698
                                                                         2010   1.566           1.812               1,810,057
                                                                         2009   1.016           1.566               1,939,308
                                                                         2008   1.729           1.016               2,192,753
                                                                         2007   1.758           1.729               2,797,531
                                                                         2006   1.588           1.758               3,318,276
 MIST Janus Forty Subaccount (Class A) (4/06)........................... 2012   2.652           3.230                  12,542
                                                                         2011   2.886           2.652                 725,719
                                                                         2010   2.654           2.886               1,767,460
                                                                         2009   1.869           2.654               2,007,502
                                                                         2008   3.241           1.869               2,550,267
                                                                         2007   2.506           3.241               3,031,686
                                                                         2006   2.432           2.506               4,015,647
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............ 2012   1.582           1.776                  29,112
                                                                         2011   1.522           1.582                 282,506
                                                                         2010   1.357           1.522                 518,039
                                                                         2009   0.998           1.357                 673,031
                                                                         2008   1.233           0.998                 639,844
                                                                         2007   1.164           1.233                 504,131
                                                                         2006   1.105           1.164                 376,970
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (4/07) *........... 2012   1.256           1.429                     410
                                                                         2011   1.316           1.256                 360,771
                                                                         2010   1.057           1.316                 991,885
                                                                         2009   0.843           1.057               1,029,761
                                                                         2008   1.388           0.843               1,192,618
                                                                         2007   1.521           1.388               1,583,146
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).......... 2009   0.777           0.740                      --
                                                                         2008   1.366           0.777               2,543,982
                                                                         2007   1.231           1.366               2,962,749
                                                                         2006   1.240           1.231               4,137,362
 MIST Met/Templeton Growth Subaccount (Class E) (5/11).................. 2012   2.077           2.520                   7,885
                                                                         2011   2.511           2.077                 467,876

                           UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................... 2012   0.896
                                                                                  2011   1.042
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................... 2012   2.600
                                                                                  2011   2.764
                                                                                  2010   2.262
                                                                                  2009   1.663
                                                                                  2008   2.617
 MIST PIMCO Total Return Subaccount (Class B) (5/09)............................. 2012   1.851
                                                                                  2011   1.810
                                                                                  2010   1.687
                                                                                  2009   1.507
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................... 2012   1.510
                                                                                  2011   1.595
                                                                                  2010   1.384
                                                                                  2009   1.127
                                                                                  2008   1.692
                                                                                  2007   1.626
                                                                                  2006   1.504
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)....................... 2012   2.411
                                                                                  2011   2.346
                                                                                  2010   2.109
                                                                                  2009   1.599
                                                                                  2008   1.806
                                                                                  2007   1.708
                                                                                  2006   1.641
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *................ 2012   0.910
                                                                                  2011   0.956
                                                                                  2010   0.824
                                                                                  2009   0.702
                                                                                  2008   1.112
                                                                                  2007   1.081
                                                                                  2006   1.001
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *................ 2012   1.637
                                                                                  2011   1.814
                                                                                  2010   1.526
                                                                                  2009   1.217
                                                                                  2008   1.749
                                                                                  2007   1.819
                                                                                  2006   1.779
 MIST Van Kampen Comstock Subaccount (Class B) (5/09)............................ 2012   1.503
                                                                                  2011   1.538
                                                                                  2010   1.350
                                                                                  2009   1.077
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (9/00)................. 2007   1.363
                                                                                  2006   1.318
                                                                                  2005   1.302
 MetLife Investment International Stock Subaccount (Class I) (7/00).............. 2007   1.176
                                                                                  2006   0.938
                                                                                  2005   0.825
 MetLife Investment Large Company Stock Subaccount (Class I) (7/01).............. 2007   1.162
                                                                                  2006   1.041
                                                                                  2005   0.984
 MetLife Investment Small Company Stock Subaccount (Class I) (9/00).............. 2007   1.373
                                                                                  2006   1.219
                                                                                  2005   1.146
Metropolitan Series Fund
 MSF Barclays Capital Aggregate Bond Index Subaccount (Class A) (11/07) *........ 2012   1.758
                                                                                  2011   1.649
                                                                                  2010   1.568
                                                                                  2009   1.504
                                                                                  2008   1.431
                                                                                  2007   1.411
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)..................... 2012   0.664



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................... 1.037                      --
                                                                                  0.896                 894,158
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................... 2.722                      11
                                                                                  2.600                  32,350
                                                                                  2.764                 203,312
                                                                                  2.262                 227,866
                                                                                  1.663                 319,969
 MIST PIMCO Total Return Subaccount (Class B) (5/09)............................. 2.006                   9,707
                                                                                  1.851               1,191,044
                                                                                  1.810               3,641,005
                                                                                  1.687               4,996,534
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................... 1.656                      --
                                                                                  1.510                  15,500
                                                                                  1.595                  93,171
                                                                                  1.384                 124,410
                                                                                  1.127                 121,491
                                                                                  1.692                 126,308
                                                                                  1.626                 128,120
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)....................... 2.668                   7,262
                                                                                  2.411                 229,891
                                                                                  2.346                 758,711
                                                                                  2.109                 758,992
                                                                                  1.599                 804,310
                                                                                  1.806                 729,820
                                                                                  1.708                 557,439
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *................ 1.065                  47,737
                                                                                  0.910               1,517,165
                                                                                  0.956               3,585,696
                                                                                  0.824               4,651,127
                                                                                  0.702               5,828,054
                                                                                  1.112               7,098,894
                                                                                  1.081               9,839,723
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *................ 1.915                  44,201
                                                                                  1.637                 479,954
                                                                                  1.814               1,188,345
                                                                                  1.526               1,464,589
                                                                                  1.217               1,867,405
                                                                                  1.749               2,067,497
                                                                                  1.819                 250,730
 MIST Van Kampen Comstock Subaccount (Class B) (5/09)............................ 1.766                     805
                                                                                  1.503                 241,653
                                                                                  1.538                 511,760
                                                                                  1.350                 521,111
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (9/00)................. 1.412                      --
                                                                                  1.363               2,624,935
                                                                                  1.318               2,512,085
 MetLife Investment International Stock Subaccount (Class I) (7/00).............. 1.267                      --
                                                                                  1.176               2,763,084
                                                                                  0.938               2,191,780
 MetLife Investment Large Company Stock Subaccount (Class I) (7/01).............. 1.218                      --
                                                                                  1.162               2,422,727
                                                                                  1.041               2,311,268
 MetLife Investment Small Company Stock Subaccount (Class I) (9/00).............. 1.377                      --
                                                                                  1.373               1,985,695
                                                                                  1.219               2,052,379
Metropolitan Series Fund
 MSF Barclays Capital Aggregate Bond Index Subaccount (Class A) (11/07) *........ 1.811                   8,690
                                                                                  1.758                 409,686
                                                                                  1.649                 917,871
                                                                                  1.568               1,480,780
                                                                                  1.504               1,734,944
                                                                                  1.431               2,175,490
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)..................... 0.730                  21,556

                            UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
                                                                                     2011   0.692
                                                                                     2010   0.606
                                                                                     2009   0.409
                                                                                     2008   0.761
                                                                                     2007   0.637
                                                                                     2006   0.650
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).............................. 2012   1.861
                                                                                     2011   1.761
                                                                                     2010   1.640
                                                                                     2009   1.511
                                                                                     2008   1.578
                                                                                     2007   1.497
                                                                                     2006   1.434
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09).................. 2012   1.476
                                                                                     2011   1.635
                                                                                     2010   1.376
                                                                                     2009   1.087
 MSF BlackRock Money Market Subaccount (Class E) (5/10)............................. 2012   1.257
                                                                                     2011   1.268
                                                                                     2010   1.275
 MSF Davis Venture Value Subaccount (Class A) (4/08)................................ 2012   1.105
                                                                                     2011   1.162
                                                                                     2010   1.046
                                                                                     2009   0.799
                                                                                     2008   1.288
 MSF FI Large Cap Subaccount (Class A) (4/06)....................................... 2009   1.012
                                                                                     2008   1.849
                                                                                     2007   1.794
                                                                                     2006   1.761
 MSF FI Value Leaders Subaccount (Class D) (4/06)................................... 2012   1.723
                                                                                     2011   1.854
                                                                                     2010   1.633
                                                                                     2009   1.353
                                                                                     2008   2.238
                                                                                     2007   2.168
                                                                                     2006   2.103
 MSF Jennison Growth Subaccount (Class B) (4/08).................................... 2012   0.885
                                                                                     2011   0.891
                                                                                     2010   0.807
                                                                                     2009   0.583
                                                                                     2008   0.876
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)...................... 2011   0.962
                                                                                     2010   0.839
                                                                                     2009   0.643
                                                                                     2008   1.089
                                                                                     2007   1.064
                                                                                     2006   1.000
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06).................... 2012   1.242
                                                                                     2011   1.213
                                                                                     2010   1.112
                                                                                     2009   0.930
                                                                                     2008   1.096
                                                                                     2007   1.047
                                                                                     2006   1.000
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)........ 2012   1.155
                                                                                     2011   1.153
                                                                                     2010   1.043
                                                                                     2009   0.850
                                                                                     2008   1.094
                                                                                     2007   1.053
                                                                                     2006   1.000
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)........................ 2012   1.066
                                                                                     2011   1.090
                                                                                     2010   0.972
                                                                                     2009   0.775
                                                                                     2008   1.094
                                                                                     2007   1.058
                                                                                     2006   1.000



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
                                                                                     0.664                 820,017
                                                                                     0.692               1,718,562
                                                                                     0.606               2,225,349
                                                                                     0.409               2,596,073
                                                                                     0.761               3,141,883
                                                                                     0.637               4,896,902
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).............................. 1.984                   4,341
                                                                                     1.861                 209,520
                                                                                     1.761                 860,771
                                                                                     1.640                 774,966
                                                                                     1.511                 812,443
                                                                                     1.578               1,053,733
                                                                                     1.497               1,384,134
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09).................. 1.674                  14,105
                                                                                     1.476               1,078,560
                                                                                     1.635               2,366,910
                                                                                     1.376               2,957,784
 MSF BlackRock Money Market Subaccount (Class E) (5/10)............................. 1.247                 197,972
                                                                                     1.257               4,250,242
                                                                                     1.268               9,152,885
 MSF Davis Venture Value Subaccount (Class A) (4/08)................................ 1.237                   4,482
                                                                                     1.105                 350,077
                                                                                     1.162                 862,453
                                                                                     1.046               1,082,898
                                                                                     0.799               1,349,375
 MSF FI Large Cap Subaccount (Class A) (4/06)....................................... 1.059                      --
                                                                                     1.012               1,752,137
                                                                                     1.849               1,969,025
                                                                                     1.794               3,284,540
 MSF FI Value Leaders Subaccount (Class D) (4/06)................................... 1.976                   3,326
                                                                                     1.723                 111,338
                                                                                     1.854                 504,877
                                                                                     1.633                 656,567
                                                                                     1.353                 707,114
                                                                                     2.238                 885,767
                                                                                     2.168               1,245,971
 MSF Jennison Growth Subaccount (Class B) (4/08).................................... 1.014                  17,375
                                                                                     0.885                 114,226
                                                                                     0.891                 330,498
                                                                                     0.807                 436,406
                                                                                     0.583                 388,046
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)...................... 1.045                      --
                                                                                     0.962               1,121,697
                                                                                     0.839               1,215,360
                                                                                     0.643               1,357,012
                                                                                     1.089                 687,977
                                                                                     1.064                  32,895
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06).................... 1.344                      --
                                                                                     1.242                 135,306
                                                                                     1.213                 286,816
                                                                                     1.112                 264,993
                                                                                     0.930                 190,119
                                                                                     1.096                  77,319
                                                                                     1.047                  12,250
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)........ 1.277                  22,750
                                                                                     1.155                 338,142
                                                                                     1.153                 599,000
                                                                                     1.043                 527,360
                                                                                     0.850                 494,464
                                                                                     1.094                 217,078
                                                                                     1.053                  18,857
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)........................ 1.197                  13,429
                                                                                     1.066                 615,915
                                                                                     1.090               1,608,114
                                                                                     0.972               1,568,006
                                                                                     0.775               1,234,224
                                                                                     1.094                 498,626
                                                                                     1.058                  41,732

                           UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)........ 2012   0.978
                                                                                   2011   1.025
                                                                                   2010   0.901
                                                                                   2009   0.704
                                                                                   2008   1.094
                                                                                   2007   1.063
                                                                                   2006   1.000
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *........................... 2012   1.106
                                                                                   2011   1.095
                                                                                   2010   0.962
                                                                                   2009   0.769
                                                                                   2008   1.232
                                                                                   2007   1.241
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2012   2.352
                                                                                   2011   2.321
                                                                                   2010   2.131
                                                                                   2009   1.816
                                                                                   2008   2.357
                                                                                   2007   2.282
                                                                                   2006   2.124
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2012   1.352
                                                                                   2011   1.352
                                                                                   2010   1.223
                                                                                   2009   1.021
                                                                                   2008   1.526
                                                                                   2007   1.430
                                                                                   2006   1.288
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................ 2012   0.852
                                                                                   2011   0.982
                                                                                   2010   0.916
                                                                                   2009   0.718
                                                                                   2008   1.249
                                                                                   2007   1.279
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 2012   1.348
                                                                                   2011   1.418
                                                                                   2010   1.127
                                                                                   2009   0.902
                                                                                   2008   1.368
                                                                                   2007   1.407
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2012   1.074
                                                                                   2011   1.098
                                                                                   2010   0.948
                                                                                   2009   0.669
                                                                                   2008   1.163
                                                                                   2007   1.074
                                                                                   2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2012   1.504
                                                                                   2011   1.495
                                                                                   2010   1.120
                                                                                   2009   0.815
                                                                                   2008   1.233
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 2012   1.637
                                                                                   2011   1.610
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2012   1.284
                                                                                   2011   1.226
                                                                                   2010   1.167
                                                                                   2009   1.126
                                                                                   2008   1.138
                                                                                   2007   1.098
                                                                                   2006   1.056
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.130
                                                                                   2005   1.078
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.451



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)........ 1.119                   6,855
                                                                                   0.978               1,091,688
                                                                                   1.025               2,182,678
                                                                                   0.901               2,599,962
                                                                                   0.704               1,941,432
                                                                                   1.094                 985,479
                                                                                   1.063                 211,263
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *........................... 1.269                  17,029
                                                                                   1.106               1,841,088
                                                                                   1.095               5,161,477
                                                                                   0.962               6,550,675
                                                                                   0.769               1,815,747
                                                                                   1.232               2,273,917
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2.597                  78,091
                                                                                   2.352                 649,074
                                                                                   2.321               1,642,546
                                                                                   2.131               2,282,536
                                                                                   1.816               2,771,495
                                                                                   2.357               3,848,809
                                                                                   2.282               4,817,897
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 1.563                  83,375
                                                                                   1.352                 435,816
                                                                                   1.352               1,391,597
                                                                                   1.223               1,849,141
                                                                                   1.021               1,774,311
                                                                                   1.526               1,622,073
                                                                                   1.430               1,073,910
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................ 1.000                  50,153
                                                                                   0.852                 868,593
                                                                                   0.982               2,050,396
                                                                                   0.916               2,221,579
                                                                                   0.718               1,992,105
                                                                                   1.249               2,453,559
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 1.556                   2,511
                                                                                   1.348                 499,691
                                                                                   1.418               1,217,190
                                                                                   1.127               1,510,715
                                                                                   0.902               1,394,446
                                                                                   1.368               1,536,939
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.263                   9,084
                                                                                   1.074                 431,987
                                                                                   1.098               1,075,429
                                                                                   0.948               1,209,240
                                                                                   0.669               1,176,753
                                                                                   1.163               1,369,916
                                                                                   1.074               1,685,383
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 1.728                  25,296
                                                                                   1.504               1,009,747
                                                                                   1.495               2,519,980
                                                                                   1.120               2,618,594
                                                                                   0.815               3,152,438
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 1.806                     275
                                                                                   1.637                 230,435
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.318                      --
                                                                                   1.284                 590,742
                                                                                   1.226               1,501,166
                                                                                   1.167               1,816,325
                                                                                   1.126               2,045,839
                                                                                   1.138               2,176,100
                                                                                   1.098               2,418,766
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 1.197                      --
                                                                                   1.130               1,297,609
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 1.502                      --

                                   UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                  2008   1.396           1.451               4,434,661
                                                                  2007   1.295           1.396               3,787,018
                                                                  2006   1.257           1.295               3,715,245
                                                                  2005   1.238           1.257               3,822,666
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01).......... 2007   2.029           2.172                      --
                                                                  2006   1.745           2.029               1,799,959
                                                                  2005   1.644           1.745               2,019,651
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04)............ 2006   1.161           1.240                      --
                                                                  2005   1.077           1.161               5,985,605
 Travelers Convertible Securities Subaccount (5/04).............. 2006   1.034           1.105                      --
                                                                  2005   1.039           1.034                 100,140
 Travelers Disciplined Mid Cap Stock Subaccount (8/98)........... 2006   2.463           2.697                      --
                                                                  2005   2.210           2.463                 767,505
 Travelers Equity Income Subaccount (10/96)...................... 2006   1.997           2.103                      --
                                                                  2005   1.928           1.997               1,630,993
 Travelers Federated High Yield Subaccount (11/96)............... 2006   1.276           1.312                      --
                                                                  2005   1.255           1.276                 556,442
 Travelers Large Cap Subaccount (9/96)........................... 2006   1.705           1.761                      --
                                                                  2005   1.582           1.705               2,593,839
 Travelers Mercury Large Cap Core Subaccount (6/98).............. 2006   1.035           1.102                      --
                                                                  2005   0.932           1.035                 471,059
 Travelers MFS(R) Mid Cap Growth Subaccount (6/01)............... 2006   0.612           0.650                      --
                                                                  2005   0.599           0.612               6,394,866
 Travelers MFS(R) Total Return Subaccount (8/96)................. 2006   2.052           2.124                      --
                                                                  2005   2.011           2.052               5,188,386
 Travelers MFS(R) Value Subaccount (5/04)........................ 2006   1.189           1.288                      --
                                                                  2005   1.126           1.189                 653,670
 Travelers Mondrian International Stock Subaccount (9/96)........ 2006   1.379           1.588                      --
                                                                  2005   1.270           1.379               3,528,909
 Travelers Pioneer Fund Subaccount (5/03)........................ 2006   1.414           1.504                      --
                                                                  2005   1.346           1.414                  25,965
 Travelers Pioneer Strategic Income Subaccount (9/96)............ 2006   1.620           1.641                      --
                                                                  2005   1.576           1.620                 263,744
 Travelers Quality Bond Subaccount (7/97)........................ 2006   1.443           1.434                      --
                                                                  2005   1.432           1.443               1,733,864
 Travelers Strategic Equity Subaccount (9/96).................... 2006   1.692           1.770                      --
                                                                  2005   1.672           1.692               1,663,546
 Travelers U.S. Government Securities Subaccount (5/04).......... 2006   1.093           1.056                      --
                                                                  2005   1.056           1.093               3,000,711
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (5/03)............ 2009   1.071           1.041                      --
                                                                  2008   1.683           1.071                 614,754
                                                                  2007   1.738           1.683                 558,261
                                                                  2006   1.510           1.738                 494,374
                                                                  2005   1.463           1.510                 397,785



                                             UGVA -- SEPARATE ACCOUNT CHARGES 1.50%
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
Dreyfus A Bonds Plus, Inc. (9/96)....................................... 2006   1.429           1.429           --
                                                                         2005   1.417           1.429           --
Smith Barney Aggressive Growth Subaccount Inc. (Class A) (10/96)........ 2006   2.879           2.879           --
                                                                         2005   2.879           2.879           --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

                           UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01)........ 2008   0.876
                                                                                  2007   0.762
                                                                                  2006   0.754
                                                                                  2005   0.711
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/04)................. 2006   1.109
                                                                                  2005   1.076
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/01).................. 2006   0.872
                                                                                  2005   0.771
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)........................ 2012   1.399
                                                                                  2011   1.559
                                                                                  2010   1.416
                                                                                  2009   1.010
                                                                                  2008   1.664
                                                                                  2007   1.471
                                                                                  2006   1.240
                                                                                  2005   1.103
 American Funds Growth Subaccount (Class 2) (5/04)............................... 2012   1.248
                                                                                  2011   1.324
                                                                                  2010   1.132
                                                                                  2009   0.824
                                                                                  2008   1.494
                                                                                  2007   1.350
                                                                                  2006   1.243
                                                                                  2005   1.086
 American Funds Growth-Income Subaccount (Class 2) (5/04)........................ 2012   1.108
                                                                                  2011   1.146
                                                                                  2010   1.044
                                                                                  2009   0.808
                                                                                  2008   1.319
                                                                                  2007   1.275
                                                                                  2006   1.123
                                                                                  2005   1.077
Capital Appreciation Fund
 Capital Appreciation Fund (8/96)................................................ 2006   2.304
                                                                                  2005   1.979
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03)............................ 2006   1.727
                                                                                  2005   1.636
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)..................... 2008   1.267
                                                                                  2007   1.201
                                                                                  2006   1.046
                                                                                  2005   1.018
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98)............... 2008   1.222
                                                                                  2007   1.395
                                                                                  2006   1.364
                                                                                  2005   1.309
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/01).................. 2012   1.442
                                                                                  2011   1.506
                                                                                  2010   1.308
                                                                                  2009   0.980
                                                                                  2008   1.736
                                                                                  2007   1.502
                                                                                  2006   1.368
                                                                                  2005   1.191
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................ 2012   2.030
                                                                                  2011   2.311
                                                                                  2010   1.825
                                                                                  2009   1.325
                                                                                  2008   2.228
                                                                                  2007   1.961
                                                                                  2006   1.771
                                                                                  2005   1.523
Franklin Templeton Variable Insurance Products Trust



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01)........ 0.835                      --
                                                                                  0.876                 874,438
                                                                                  0.762                 973,798
                                                                                  0.754                 891,392
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/04)................. 1.159                      --
                                                                                  1.109              17,734,860
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/01).................. 0.854                      --
                                                                                  0.872                 951,877
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)........................ 1.689               1,041,246
                                                                                  1.399               2,321,163
                                                                                  1.559               3,630,589
                                                                                  1.416               4,620,155
                                                                                  1.010               5,024,251
                                                                                  1.664               3,743,487
                                                                                  1.471               2,396,988
                                                                                  1.240               1,313,171
 American Funds Growth Subaccount (Class 2) (5/04)............................... 1.450               1,561,413
                                                                                  1.248               3,525,276
                                                                                  1.324               5,380,572
                                                                                  1.132               7,613,172
                                                                                  0.824               7,658,297
                                                                                  1.494               7,546,410
                                                                                  1.350               6,913,220
                                                                                  1.243               3,980,066
 American Funds Growth-Income Subaccount (Class 2) (5/04)........................ 1.283               1,191,896
                                                                                  1.108               2,531,247
                                                                                  1.146               3,555,473
                                                                                  1.044               5,234,657
                                                                                  0.808               5,388,048
                                                                                  1.319               5,065,795
                                                                                  1.275               4,794,228
                                                                                  1.123               3,195,600
Capital Appreciation Fund
 Capital Appreciation Fund (8/96)................................................ 2.280                      --
                                                                                  2.304              18,563,953
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03)............................ 2.257                      --
                                                                                  1.727               1,777,079
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)..................... 1.213                      --
                                                                                  1.267               4,703,690
                                                                                  1.201               5,754,950
                                                                                  1.046               7,060,613
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98)............... 1.154                      --
                                                                                  1.222               6,326,918
                                                                                  1.395               8,789,537
                                                                                  1.364              10,977,038
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/01).................. 1.650               1,189,426
                                                                                  1.442               2,288,893
                                                                                  1.506               3,691,336
                                                                                  1.308               5,041,273
                                                                                  0.980               5,597,265
                                                                                  1.736               5,580,152
                                                                                  1.502               5,290,311
                                                                                  1.368               4,316,893
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................ 2.291               1,143,251
                                                                                  2.030               2,489,259
                                                                                  2.311               3,738,499
                                                                                  1.825               4,879,068
                                                                                  1.325               5,537,872
                                                                                  2.228               6,042,521
                                                                                  1.961               5,940,396
                                                                                  1.771               5,275,586
Franklin Templeton Variable Insurance Products Trust

                            UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (5/01)........ 2012   1.107
                                                                                     2011   1.181
                                                                                     2010   0.939
                                                                                     2009   0.664
                                                                                     2008   1.172
                                                                                     2007   1.070
                                                                                     2006   0.999
                                                                                     2005   0.968
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)........................ 2006   1.448
                                                                                     2005   1.329
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)......... 2012   2.717
                                                                                     2011   3.278
                                                                                     2010   2.830
                                                                                     2009   1.664
                                                                                     2008   3.572
                                                                                     2007   2.816
                                                                                     2006   2.232
                                                                                     2005   1.778
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................... 2012   1.267
                                                                                     2011   1.439
                                                                                     2010   1.348
                                                                                     2009   0.998
                                                                                     2008   1.700
                                                                                     2007   1.495
                                                                                     2006   1.249
                                                                                     2005   1.151
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).......................... 2012   0.623
                                                                                     2011   0.643
                                                                                     2010   0.520
                                                                                     2009   0.365
                                                                                     2008   0.660
                                                                                     2007   0.551
                                                                                     2006   0.493
                                                                                     2005   0.447
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)................... 2006   0.822
                                                                                     2005   0.744
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)...................................... 2006   1.548
                                                                                     2005   1.511
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)...................... 2012   1.640
                                                                                     2011   1.793
                                                                                     2010   1.457
                                                                                     2009   1.113
                                                                                     2008   1.763
                                                                                     2007   1.837
                                                                                     2006   1.674
                                                                                     2005   1.594
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)..................... 2012   1.985
                                                                                     2011   1.915
                                                                                     2010   1.744
                                                                                     2009   1.324
                                                                                     2008   1.746
                                                                                     2007   1.744
                                                                                     2006   1.718
                                                                                     2005   1.713
 Templeton Growth Fund, Inc. (Class A) (8/96)....................................... 2011   2.035
                                                                                     2010   1.921
                                                                                     2009   1.491
                                                                                     2008   2.677
                                                                                     2007   2.660
                                                                                     2006   2.216
                                                                                     2005   2.080
Legg Mason Partners Investment Series
 LMPIS Growth and Income Subaccount (5/01).......................................... 2007   1.092
                                                                                     2006   0.985
                                                                                     2005   0.963



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (5/01)........ 1.209                 235,321
                                                                                     1.107                 646,959
                                                                                     1.181               1,159,134
                                                                                     0.939               1,203,898
                                                                                     0.664               1,191,033
                                                                                     1.172               1,314,904
                                                                                     1.070               1,245,900
                                                                                     0.999               1,259,582
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)........................ 1.689                      --
                                                                                     1.448                 656,050
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)......... 3.029                 350,324
                                                                                     2.717                 907,540
                                                                                     3.278               1,352,281
                                                                                     2.830               2,031,237
                                                                                     1.664               2,084,019
                                                                                     3.572               2,233,832
                                                                                     2.816               2,063,801
                                                                                     2.232               1,283,293
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................... 1.476                 312,370
                                                                                     1.267               1,017,766
                                                                                     1.439               1,728,098
                                                                                     1.348               2,457,767
                                                                                     0.998               2,721,326
                                                                                     1.700               2,382,872
                                                                                     1.495               2,297,478
                                                                                     1.249               1,807,817
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).......................... 0.718               2,543,697
                                                                                     0.623               4,004,440
                                                                                     0.643               5,664,772
                                                                                     0.520               9,355,562
                                                                                     0.365              10,087,618
                                                                                     0.660              10,938,244
                                                                                     0.551              12,474,519
                                                                                     0.493              13,988,779
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)................... 0.880                      --
                                                                                     0.822               1,901,939
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)...................................... 1.739                      --
                                                                                     1.548                 543,026
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)...................... 1.863                  32,146
                                                                                     1.640                 375,805
                                                                                     1.793                 596,636
                                                                                     1.457                 817,636
                                                                                     1.113                 946,655
                                                                                     1.763               1,071,387
                                                                                     1.837               1,136,472
                                                                                     1.674               1,291,992
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)..................... 2.238                 486,885
                                                                                     1.985               1,108,503
                                                                                     1.915               1,593,590
                                                                                     1.744               2,305,464
                                                                                     1.324               2,546,218
                                                                                     1.746               2,934,324
                                                                                     1.744               3,442,527
                                                                                     1.718               4,635,064
 Templeton Growth Fund, Inc. (Class A) (8/96)....................................... 2.278                     101
                                                                                     2.035               4,345,226
                                                                                     1.921               5,791,136
                                                                                     1.491               6,691,155
                                                                                     2.677               8,580,420
                                                                                     2.660              10,506,686
                                                                                     2.216              11,556,208
Legg Mason Partners Investment Series
 LMPIS Growth and Income Subaccount (5/01).......................................... 1.142                      --
                                                                                     1.092                 257,336
                                                                                     0.985                 366,742

                           UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   0.957
                                                                                   2006   0.905
                                                                                   2005   0.864
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)........ 2012   1.047
                                                                                   2011   1.038
                                                                                   2010   0.843
                                                                                   2009   0.636
                                                                                   2008   1.083
                                                                                   2007   1.083
                                                                                   2006   1.010
                                                                                   2005   0.919
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............. 2012   1.429
                                                                                   2011   1.413
                                                                                   2010   1.274
                                                                                   2009   1.059
                                                                                   2008   1.521
                                                                                   2007   1.424
                                                                                   2006   1.259
                                                                                   2005   1.225
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (4/07).... 2012   1.299
                                                                                   2011   1.222
                                                                                   2010   1.105
                                                                                   2009   0.913
                                                                                   2008   1.426
                                                                                   2007   1.418
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (5/01) 2012   0.800
                                                                                   2011   0.865
                                                                                   2010   0.753
                                                                                   2009   0.591
                                                                                   2008   0.946
                                                                                   2007   0.996
                                                                                   2006   0.996
                                                                                   2005   0.996
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)........ 2012   1.563
                                                                                   2011   1.597
                                                                                   2010   1.476
                                                                                   2009   1.052
                                                                                   2008   1.703
                                                                                   2007   1.642
                                                                                   2006   1.593
                                                                                   2005   1.537
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)......... 2012   1.522
                                                                                   2011   1.472
                                                                                   2010   1.365
                                                                                   2009   1.113
                                                                                   2008   1.755
                                                                                   2007   1.715
                                                                                   2006   1.472
                                                                                   2005   1.403
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)......... 2012   1.385
                                                                                   2011   1.387
                                                                                   2010   1.125
                                                                                   2009   0.800
                                                                                   2008   1.369
                                                                                   2007   1.328
 LMPVET Equity Index Subaccount (Class II) (5/04)................................. 2009   0.802
                                                                                   2008   1.303
                                                                                   2007   1.261
                                                                                   2006   1.112
                                                                                   2005   1.082
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)............ 2012   1.252
                                                                                   2011   1.271
                                                                                   2010   1.150
                                                                                   2009   0.951
                                                                                   2008   1.290
                                                                                   2007   1.181
                                                                                   2006   1.113
                                                                                   2005   1.082



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 1.019                      --
                                                                                   0.957               1,998,280
                                                                                   0.905               2,534,642
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)........ 1.225               1,392,820
                                                                                   1.047               5,496,881
                                                                                   1.038               9,416,445
                                                                                   0.843              13,572,402
                                                                                   0.636              16,976,266
                                                                                   1.083              21,494,932
                                                                                   1.083              26,698,179
                                                                                   1.010              32,284,111
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............. 1.632               1,967,135
                                                                                   1.429               3,420,221
                                                                                   1.413               5,583,597
                                                                                   1.274               7,677,015
                                                                                   1.059               9,559,541
                                                                                   1.521              10,834,100
                                                                                   1.424              13,223,387
                                                                                   1.259              15,966,366
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (4/07).... 1.461                 682,316
                                                                                   1.299               1,050,595
                                                                                   1.222               1,636,261
                                                                                   1.105               2,171,739
                                                                                   0.913               2,313,377
                                                                                   1.426               2,974,206
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (5/01) 0.906                 811,378
                                                                                   0.800               1,584,515
                                                                                   0.865               2,329,370
                                                                                   0.753               3,427,943
                                                                                   0.591               4,343,479
                                                                                   0.946               5,306,512
                                                                                   0.996                      --
                                                                                   0.996                      --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)........ 1.852                 215,857
                                                                                   1.563                 583,245
                                                                                   1.597               1,241,462
                                                                                   1.476               1,934,945
                                                                                   1.052               2,265,637
                                                                                   1.703               2,750,663
                                                                                   1.642               3,624,798
                                                                                   1.593               4,410,403
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)......... 1.747                 622,069
                                                                                   1.522               1,120,234
                                                                                   1.472               1,970,174
                                                                                   1.365               2,421,511
                                                                                   1.113               3,019,330
                                                                                   1.755               4,171,098
                                                                                   1.715               5,565,457
                                                                                   1.472               6,896,463
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)......... 1.630                 203,671
                                                                                   1.385                 473,812
                                                                                   1.387                 619,786
                                                                                   1.125                 910,594
                                                                                   0.800               1,049,622
                                                                                   1.369               1,161,590
 LMPVET Equity Index Subaccount (Class II) (5/04)................................. 0.781                      --
                                                                                   0.802               4,827,462
                                                                                   1.303               5,348,274
                                                                                   1.261               6,469,380
                                                                                   1.112               7,573,568
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)............ 1.365                 152,190
                                                                                   1.252                 317,697
                                                                                   1.271                 585,759
                                                                                   1.150                 806,914
                                                                                   0.951                 903,820
                                                                                   1.290               1,194,548
                                                                                   1.181               1,524,156
                                                                                   1.113               1,999,728

                               UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                                  UNIT VALUE AT
                                                                                                   BEGINNING OF
PORTFOLIO NAME                                                                             YEAR        YEAR
----------------------------------------------------------------------------------------- ------ ---------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).................. 2012   0.982
                                                                                          2011   0.993
                                                                                          2010   0.923
                                                                                          2009   0.798
                                                                                          2008   1.028
                                                                                          2007   1.030
                                                                                          2006   1.004
                                                                                          2005   0.996
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)............ 2011   1.449
                                                                                          2010   1.319
                                                                                          2009   1.122
                                                                                          2008   1.318
                                                                                          2007   1.312
                                                                                          2006   1.264
                                                                                          2005   1.251
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)........ 2012   1.919
                                                                                          2011   1.915
                                                                                          2010   1.691
                                                                                          2009   1.104
                                                                                          2008   1.620
                                                                                          2007   1.645
                                                                                          2006   1.509
                                                                                          2005   1.476
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)............................ 2010   1.186
                                                                                          2009   1.202
                                                                                          2008   1.189
                                                                                          2007   1.150
                                                                                          2006   1.116
                                                                                          2005   1.102
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98).............................................. 2007   2.203
                                                                                          2006   1.893
                                                                                          2005   1.847
 LMPVPI Total Return Subaccount (Class I) (10/98)........................................ 2007   1.384
                                                                                          2006   1.248
                                                                                          2005   1.226
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....................... 2007   1.266
                                                                                          2006   1.138
                                                                                          2005   1.101
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).............................. 2007   1.299
                                                                                          2006   1.124
                                                                                          2005   1.105
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).................................. 2007   1.367
                                                                                          2006   1.236
                                                                                          2005   1.159
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............................. 2008   2.554
                                                                                          2007   2.444
                                                                                          2006   2.565
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................................. 2012   2.081
                                                                                          2011   2.058
                                                                                          2010   1.798
                                                                                          2009   1.238
                                                                                          2008   1.657
                                                                                          2007   1.636
                                                                                          2006   1.551
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............................... 2007   1.109
                                                                                          2006   1.047
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............................... 2012   0.924
                                                                                          2011   0.936
                                                                                          2010   0.844
                                                                                          2009   0.719
                                                                                          2008   1.163
                                                                                          2007   1.154



                                                                                                           NUMBER OF UNITS
                                                                                           UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                              END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------------- --------------- ----------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).................. 0.982                      --
                                                                                          0.982                      --
                                                                                          0.993                 160,298
                                                                                          0.923                 246,749
                                                                                          0.798                 224,610
                                                                                          1.028                 221,091
                                                                                          1.030                 229,231
                                                                                          1.004                 322,199
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)............ 1.478                      --
                                                                                          1.449                 228,294
                                                                                          1.319                 344,115
                                                                                          1.122                 417,035
                                                                                          1.318                 492,601
                                                                                          1.312                 607,533
                                                                                          1.264                 724,864
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)........ 2.236                 342,378
                                                                                          1.919                 541,879
                                                                                          1.915               1,073,301
                                                                                          1.691               1,408,435
                                                                                          1.104               1,411,761
                                                                                          1.620               1,693,627
                                                                                          1.645               2,007,200
                                                                                          1.509               2,108,663
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)............................ 1.180                  19,801
                                                                                          1.186              20,789,255
                                                                                          1.202              25,698,941
                                                                                          1.189              23,746,080
                                                                                          1.150              27,848,188
                                                                                          1.116              31,824,576
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98).............................................. 2.312                      --
                                                                                          2.203               3,069,891
                                                                                          1.893               3,614,900
 LMPVPI Total Return Subaccount (Class I) (10/98)........................................ 1.424                      --
                                                                                          1.384               3,933,394
                                                                                          1.248               5,007,135
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....................... 1.351                      --
                                                                                          1.266               1,416,753
                                                                                          1.138               1,240,390
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).............................. 1.350                      --
                                                                                          1.299               3,030,493
                                                                                          1.124               3,330,405
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).................................. 1.507                      --
                                                                                          1.367               1,539,893
                                                                                          1.236               1,383,348
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............................. 2.462                      --
                                                                                          2.554               1,750,476
                                                                                          2.444               2,126,925
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................................. 2.396                 374,729
                                                                                          2.081                 553,829
                                                                                          2.058                 595,615
                                                                                          1.798                 751,479
                                                                                          1.238                 727,102
                                                                                          1.657                 809,970
                                                                                          1.636                 873,995
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............................... 1.164                      --
                                                                                          1.109               1,242,209
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............................... 1.033                 166,720
                                                                                          0.924                 453,185
                                                                                          0.936                 682,964
                                                                                          0.844                 935,154
                                                                                          0.719               1,036,612
                                                                                          1.163               1,052,239

                                       UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2012   0.839           1.044               1,065,540
                                                                          2011   0.900           0.839               1,639,889
                                                                          2010   0.785           0.900               2,287,070
                                                                          2009   0.590           0.785               3,028,799
                                                                          2008   1.025           0.590               2,894,871
                                                                          2007   1.221           1.025               3,183,922
                                                                          2006   1.003           1.221               3,905,358
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2012   1.397           1.782               1,181,106
                                                                          2011   1.649           1.397               1,914,695
                                                                          2010   1.435           1.649               2,626,274
                                                                          2009   0.937           1.435               3,344,044
                                                                          2008   1.604           0.937               3,845,961
                                                                          2007   1.643           1.604               4,825,986
                                                                          2006   1.490           1.643               5,464,160
 MIST Janus Forty Subaccount (Class A) (4/06)............................ 2012   2.397           2.900               3,017,101
                                                                          2011   2.625           2.397               5,089,994
                                                                          2010   2.430           2.625               6,764,459
                                                                          2009   1.722           2.430               9,244,599
                                                                          2008   3.007           1.722              10,841,868
                                                                          2007   2.340           3.007              11,858,330
                                                                          2006   2.280           2.340              15,179,427
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............. 2012   1.505           1.679                 166,257
                                                                          2011   1.458           1.505                 647,083
                                                                          2010   1.308           1.458                 537,902
                                                                          2009   0.968           1.308                 692,499
                                                                          2008   1.204           0.968                 580,196
                                                                          2007   1.144           1.204                 540,784
                                                                          2006   1.091           1.144                 353,367
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (4/07) *............ 2012   1.195           1.350                 477,866
                                                                          2011   1.260           1.195                 919,362
                                                                          2010   1.019           1.260               1,149,463
                                                                          2009   0.817           1.019               1,643,653
                                                                          2008   1.355           0.817               1,718,984
                                                                          2007   1.491           1.355               1,706,830
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.754           0.717                      --
                                                                          2008   1.334           0.754               6,218,100
                                                                          2007   1.210           1.334               7,490,845
                                                                          2006   1.224           1.210               9,190,734
 MIST Met/Templeton Growth Subaccount (Class E) (5/11)................... 2012   1.878           2.262               2,024,706
                                                                          2011   2.280           1.878               3,263,379
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............ 2012   0.863           0.992                 799,984
                                                                          2011   1.008           0.863               2,375,094
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2012   2.384           2.479                 359,052
                                                                          2011   2.551           2.384                 680,005
                                                                          2010   2.101           2.551               1,022,484
                                                                          2009   1.555           2.101               1,403,029
                                                                          2008   2.457           1.555               1,455,046
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2012   1.727           1.859               2,231,389
                                                                          2011   1.699           1.727               3,475,444
                                                                          2010   1.595           1.699               5,168,365
                                                                          2009   1.430           1.595               6,012,210
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2012   1.427           1.555                  32,302
                                                                          2011   1.518           1.427                  82,418
                                                                          2010   1.326           1.518                 172,326
                                                                          2009   1.086           1.326                 223,699
                                                                          2008   1.642           1.086                 208,300
                                                                          2007   1.587           1.642                 210,377
                                                                          2006   1.475           1.587                 212,276
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2012   2.180           2.396                 386,035
                                                                          2011   2.135           2.180                 743,949
                                                                          2010   1.932           2.135               1,079,908
                                                                          2009   1.474           1.932               1,467,696
                                                                          2008   1.676           1.474               1,616,705
                                                                          2007   1.595           1.676               1,579,932
                                                                          2006   1.539           1.595               1,679,403
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2012   0.877           1.019               4,059,473

                           UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
                                                                                  2011   0.928
                                                                                  2010   0.805
                                                                                  2009   0.690
                                                                                  2008   1.100
                                                                                  2007   1.077
                                                                                  2006   1.001
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *................ 2012   1.547
                                                                                  2011   1.726
                                                                                  2010   1.461
                                                                                  2009   1.173
                                                                                  2008   1.696
                                                                                  2007   1.776
                                                                                  2006   1.739
 MIST Van Kampen Comstock Subaccount (Class B) (5/09)............................ 2012   1.420
                                                                                  2011   1.463
                                                                                  2010   1.293
                                                                                  2009   1.036
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (9/00)................. 2007   1.308
                                                                                  2006   1.273
                                                                                  2005   1.266
 MetLife Investment International Stock Subaccount (Class I) (7/00).............. 2007   1.128
                                                                                  2006   0.905
                                                                                  2005   0.801
 MetLife Investment Large Company Stock Subaccount (Class I) (7/01).............. 2007   1.121
                                                                                  2006   1.011
                                                                                  2005   0.962
 MetLife Investment Small Company Stock Subaccount (Class I) (9/00).............. 2007   1.318
                                                                                  2006   1.177
                                                                                  2005   1.114
Metropolitan Series Fund
 MSF Barclays Capital Aggregate Bond Index Subaccount (Class A) (11/07) *........ 2012   1.633
                                                                                  2011   1.542
                                                                                  2010   1.476
                                                                                  2009   1.425
                                                                                  2008   1.365
                                                                                  2007   1.346
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)..................... 2012   0.620
                                                                                  2011   0.650
                                                                                  2010   0.573
                                                                                  2009   0.390
                                                                                  2008   0.729
                                                                                  2007   0.615
                                                                                  2006   0.629
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)........................... 2012   1.693
                                                                                  2011   1.613
                                                                                  2010   1.511
                                                                                  2009   1.401
                                                                                  2008   1.473
                                                                                  2007   1.407
                                                                                  2006   1.353
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)............... 2012   1.335
                                                                                  2011   1.488
                                                                                  2010   1.261
                                                                                  2009   1.000
 MSF BlackRock Money Market Subaccount (Class E) (5/10).......................... 2012   1.151
                                                                                  2011   1.169
                                                                                  2010   1.180
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................. 2012   1.012
                                                                                  2011   1.071
                                                                                  2010   0.971
                                                                                  2009   0.746
                                                                                  2008   1.208
 MSF FI Large Cap Subaccount (Class A) (4/06).................................... 2009   0.933



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
                                                                                  0.877               6,250,485
                                                                                  0.928               8,785,390
                                                                                  0.805              11,794,236
                                                                                  0.690              14,364,659
                                                                                  1.100              17,761,155
                                                                                  1.077              18,565,726
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *................ 1.798               1,053,721
                                                                                  1.547               1,546,770
                                                                                  1.726               2,467,558
                                                                                  1.461               3,428,755
                                                                                  1.173               4,019,529
                                                                                  1.696               4,427,287
                                                                                  1.776                 726,415
 MIST Van Kampen Comstock Subaccount (Class B) (5/09)............................ 1.658                 195,427
                                                                                  1.420                 629,308
                                                                                  1.463                 943,139
                                                                                  1.293               1,213,461
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (9/00)................. 1.348                      --
                                                                                  1.308               3,125,142
                                                                                  1.273               3,182,118
 MetLife Investment International Stock Subaccount (Class I) (7/00).............. 1.208                      --
                                                                                  1.128               3,176,741
                                                                                  0.905               2,670,171
 MetLife Investment Large Company Stock Subaccount (Class I) (7/01).............. 1.169                      --
                                                                                  1.121               2,719,840
                                                                                  1.011               2,780,772
 MetLife Investment Small Company Stock Subaccount (Class I) (9/00).............. 1.314                      --
                                                                                  1.318               3,385,203
                                                                                  1.177               3,525,701
Metropolitan Series Fund
 MSF Barclays Capital Aggregate Bond Index Subaccount (Class A) (11/07) *........ 1.672                  18,678
                                                                                  1.633                 619,426
                                                                                  1.542               1,170,552
                                                                                  1.476               1,649,045
                                                                                  1.425               1,982,332
                                                                                  1.365               2,195,682
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)..................... 0.677               1,841,954
                                                                                  0.620               4,107,997
                                                                                  0.650               5,882,424
                                                                                  0.573               8,574,314
                                                                                  0.390              10,248,598
                                                                                  0.729              11,521,344
                                                                                  0.615              13,891,601
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)........................... 1.793                 803,388
                                                                                  1.693               1,134,410
                                                                                  1.613               1,430,338
                                                                                  1.511               1,708,356
                                                                                  1.401               1,926,108
                                                                                  1.473               2,277,476
                                                                                  1.407               2,821,508
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)............... 1.504               2,183,384
                                                                                  1.335               4,271,633
                                                                                  1.488               6,352,104
                                                                                  1.261               8,635,069
 MSF BlackRock Money Market Subaccount (Class E) (5/10).......................... 1.134               5,381,875
                                                                                  1.151              10,700,969
                                                                                  1.169              15,885,818
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................. 1.125               1,201,043
                                                                                  1.012               2,021,761
                                                                                  1.071               2,662,758
                                                                                  0.971               3,396,812
                                                                                  0.746               4,124,178
 MSF FI Large Cap Subaccount (Class A) (4/06).................................... 0.974                      --

                            UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
                                                                                    2008   1.716
                                                                                    2007   1.676
                                                                                    2006   1.653
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 2012   1.559
                                                                                    2011   1.688
                                                                                    2010   1.497
                                                                                    2009   1.249
                                                                                    2008   2.079
                                                                                    2007   2.027
                                                                                    2006   1.975
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 2012   0.826
                                                                                    2011   0.837
                                                                                    2010   0.763
                                                                                    2009   0.555
                                                                                    2008   0.837
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 2011   0.933
                                                                                    2010   0.819
                                                                                    2009   0.632
                                                                                    2008   1.077
                                                                                    2007   1.059
                                                                                    2006   1.000
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 2012   1.197
                                                                                    2011   1.177
                                                                                    2010   1.085
                                                                                    2009   0.914
                                                                                    2008   1.084
                                                                                    2007   1.042
                                                                                    2006   1.000
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 2012   1.114
                                                                                    2011   1.119
                                                                                    2010   1.018
                                                                                    2009   0.836
                                                                                    2008   1.082
                                                                                    2007   1.048
                                                                                    2006   1.000
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 2012   1.028
                                                                                    2011   1.058
                                                                                    2010   0.949
                                                                                    2009   0.761
                                                                                    2008   1.083
                                                                                    2007   1.053
                                                                                    2006   1.000
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)......... 2012   0.943
                                                                                    2011   0.994
                                                                                    2010   0.880
                                                                                    2009   0.692
                                                                                    2008   1.083
                                                                                    2007   1.058
                                                                                    2006   1.000
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *............................ 2012   1.033
                                                                                    2011   1.030
                                                                                    2010   0.910
                                                                                    2009   0.732
                                                                                    2008   1.181
                                                                                    2007   1.191
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 2012   2.126
                                                                                    2011   2.111
                                                                                    2010   1.951
                                                                                    2009   1.673
                                                                                    2008   2.186
                                                                                    2007   2.130
                                                                                    2006   1.992
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 2012   1.286
                                                                                    2011   1.294
                                                                                    2010   1.179
                                                                                    2009   0.991
                                                                                    2008   1.490
                                                                                    2007   1.406
                                                                                    2006   1.271



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
                                                                                    0.933               5,414,777
                                                                                    1.716               6,378,104
                                                                                    1.676               8,061,123
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 1.776                 636,361
                                                                                    1.559               1,019,260
                                                                                    1.688               1,537,540
                                                                                    1.497               2,087,504
                                                                                    1.249               2,363,906
                                                                                    2.079               3,034,380
                                                                                    2.027               3,673,762
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 0.940                     247
                                                                                    0.826                 656,320
                                                                                    0.837                 792,659
                                                                                    0.763                 952,831
                                                                                    0.555                 919,191
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 1.012                      --
                                                                                    0.933               3,129,304
                                                                                    0.819               3,616,932
                                                                                    0.632               2,941,550
                                                                                    1.077               1,619,336
                                                                                    1.059                 259,608
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 1.287               1,314,938
                                                                                    1.197                 956,509
                                                                                    1.177               1,013,942
                                                                                    1.085                 829,618
                                                                                    0.914                 838,465
                                                                                    1.084                 702,513
                                                                                    1.042                 209,401
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 1.223                 657,989
                                                                                    1.114               1,547,849
                                                                                    1.119               1,711,841
                                                                                    1.018               1,447,510
                                                                                    0.836               1,360,479
                                                                                    1.082                 747,274
                                                                                    1.048                 305,946
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 1.146               2,038,663
                                                                                    1.028               3,503,957
                                                                                    1.058               3,427,593
                                                                                    0.949               4,789,618
                                                                                    0.761               4,293,313
                                                                                    1.083               2,688,290
                                                                                    1.053               1,022,753
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)......... 1.071               2,710,775
                                                                                    0.943               3,920,004
                                                                                    0.994               4,875,116
                                                                                    0.880               5,514,743
                                                                                    0.692               5,149,948
                                                                                    1.083               4,096,531
                                                                                    1.058               1,799,899
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *............................ 1.178               4,290,913
                                                                                    1.033               6,224,466
                                                                                    1.030               9,123,387
                                                                                    0.910               5,154,331
                                                                                    0.732               1,634,980
                                                                                    1.181               1,935,857
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 2.332               2,519,099
                                                                                    2.126               4,024,032
                                                                                    2.111               5,718,141
                                                                                    1.951               7,462,919
                                                                                    1.673               8,794,148
                                                                                    2.186              10,568,624
                                                                                    2.130              12,522,537
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 1.478                 782,017
                                                                                    1.286               1,221,762
                                                                                    1.294               1,590,982
                                                                                    1.179               1,980,595
                                                                                    0.991               1,851,808
                                                                                    1.490               1,614,190
                                                                                    1.406               1,033,204

                           UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................ 2012   0.791
                                                                                   2011   0.918
                                                                                   2010   0.861
                                                                                   2009   0.679
                                                                                   2008   1.191
                                                                                   2007   1.220
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 2012   1.253
                                                                                   2011   1.326
                                                                                   2010   1.061
                                                                                   2009   0.854
                                                                                   2008   1.304
                                                                                   2007   1.343
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2012   1.035
                                                                                   2011   1.065
                                                                                   2010   0.926
                                                                                   2009   0.657
                                                                                   2008   1.150
                                                                                   2007   1.070
                                                                                   2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2012   1.377
                                                                                   2011   1.378
                                                                                   2010   1.038
                                                                                   2009   0.760
                                                                                   2008   1.156
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 2012   1.500
                                                                                   2011   1.480
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2012   1.222
                                                                                   2011   1.174
                                                                                   2010   1.124
                                                                                   2009   1.092
                                                                                   2008   1.111
                                                                                   2007   1.079
                                                                                   2006   1.042
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.118
                                                                                   2005   1.073
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.380
                                                                                   2008   1.337
                                                                                   2007   1.248
                                                                                   2006   1.220
                                                                                   2005   1.209
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.956
                                                                                   2006   1.693
                                                                                   2005   1.605
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04)............................. 2006   1.149
                                                                                   2005   1.073
 Travelers Convertible Securities Subaccount (5/04)............................... 2006   1.023
                                                                                   2005   1.035
 Travelers Disciplined Mid Cap Stock Subaccount (8/98)............................ 2006   2.348
                                                                                   2005   2.120
 Travelers Equity Income Subaccount (10/96)....................................... 2006   1.879
                                                                                   2005   1.826
 Travelers Federated High Yield Subaccount (11/96)................................ 2006   1.513
                                                                                   2005   1.497
 Travelers Large Cap Subaccount (9/96)............................................ 2006   1.603
                                                                                   2005   1.497
 Travelers Mercury Large Cap Core Subaccount (6/98)............................... 2006   0.986
                                                                                   2005   0.893
 Travelers MFS(R) Mid Cap Growth Subaccount (6/01)................................ 2006   0.595
                                                                                   2005   0.586



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................ 0.922                  22,712
                                                                                   0.791                 676,400
                                                                                   0.918               1,160,937
                                                                                   0.861               1,884,111
                                                                                   0.679               2,050,394
                                                                                   1.191               2,427,902
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 1.436                  23,971
                                                                                   1.253                 694,038
                                                                                   1.326               1,280,754
                                                                                   1.061               2,068,058
                                                                                   0.854               2,315,257
                                                                                   1.304               2,577,412
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.210                 814,445
                                                                                   1.035               1,430,167
                                                                                   1.065               1,912,226
                                                                                   0.926               2,183,257
                                                                                   0.657               2,258,484
                                                                                   1.150               2,447,922
                                                                                   1.070               2,705,886
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 1.572               1,461,752
                                                                                   1.377               3,053,753
                                                                                   1.378               3,823,199
                                                                                   1.038               4,472,547
                                                                                   0.760               5,374,928
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 1.645                   2,722
                                                                                   1.500                  87,831
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.246               1,410,355
                                                                                   1.222               1,760,471
                                                                                   1.174               2,769,958
                                                                                   1.124               3,332,593
                                                                                   1.092               4,168,442
                                                                                   1.111               4,542,557
                                                                                   1.079               5,280,065
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 1.182                      --
                                                                                   1.118                 648,860
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 1.426                      --
                                                                                   1.380               6,162,324
                                                                                   1.337               5,140,662
                                                                                   1.248               5,870,103
                                                                                   1.220               5,904,054
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2.089                      --
                                                                                   1.956               3,920,654
                                                                                   1.693               3,969,603
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04)............................. 1.224                      --
                                                                                   1.149              12,161,921
 Travelers Convertible Securities Subaccount (5/04)............................... 1.091                      --
                                                                                   1.023                  95,656
 Travelers Disciplined Mid Cap Stock Subaccount (8/98)............................ 2.565                      --
                                                                                   2.348               2,488,257
 Travelers Equity Income Subaccount (10/96)....................................... 1.975                      --
                                                                                   1.879               3,967,894
 Travelers Federated High Yield Subaccount (11/96)................................ 1.551                      --
                                                                                   1.513                 947,377
 Travelers Large Cap Subaccount (9/96)............................................ 1.653                      --
                                                                                   1.603               5,659,374
 Travelers Mercury Large Cap Core Subaccount (6/98)............................... 1.047                      --
                                                                                   0.986               1,240,345
 Travelers MFS(R) Mid Cap Growth Subaccount (6/01)................................ 0.629                      --
                                                                                   0.595              17,380,444

                                   UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers MFS(R) Total Return Subaccount (8/96)................. 2006   1.929           1.992                      --
                                                                  2005   1.902           1.929              13,700,725
 Travelers MFS(R) Value Subaccount (5/04)........................ 2006   1.176           1.271                      --
                                                                  2005   1.121           1.176                 447,743
 Travelers Mondrian International Stock Subaccount (9/96)........ 2006   1.296           1.490                      --
                                                                  2005   1.202           1.296               6,053,891
 Travelers Pioneer Fund Subaccount (5/03)........................ 2006   1.390           1.475                      --
                                                                  2005   1.331           1.390                 197,581
 Travelers Pioneer Strategic Income Subaccount (9/96)............ 2006   1.523           1.539                      --
                                                                  2005   1.492           1.523               1,386,236
 Travelers Quality Bond Subaccount (7/97)........................ 2006   1.365           1.353                      --
                                                                  2005   1.364           1.365               3,374,701
 Travelers Strategic Equity Subaccount (9/96).................... 2006   1.590           1.660                      --
                                                                  2005   1.582           1.590               5,030,438
 Travelers U.S. Government Securities Subaccount (5/04).......... 2006   1.081           1.042                      --
                                                                  2005   1.052           1.081               7,031,317
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (5/03)............ 2009   1.032           1.002                      --
                                                                  2008   1.632           1.032               1,426,592
                                                                  2007   1.697           1.632               1,340,137
                                                                  2006   1.484           1.697               1,186,033
                                                                  2005   1.447           1.484               1,039,939

------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table- Annual Separate Account Charges" for more information.



The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2012.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2012 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust - MFS(R) Value Portfolio merged into Met Investors Series Trust - MFS(R) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap
Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust - Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by the Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.


Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.


Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc. - Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Templeton Growth Fund, Inc. - Class A was replaced by Met Investors Series Trust -Met/Templeton Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

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


                                  APPENDIX B
--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS


Some of the Underlying Funds listed below were subject to a merger. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.



UNDERLYING FUND NAME CHANGES




                        FORMER NAME                                                 NEW NAME
----------------------------------------------------------- --------------------------------------------------------
MET INVESTORS SERIES TRUST                                  MET INVESTORS SERIES TRUST
 Lazard Mid Cap Portfolio- Class A                          MLA Mid Cap Portfolio- Class A
 Van Kampen Comstock Portfolio- Class B                     Invesco Comstock Portfolio- Class B
METROPOLITAN SERIES FUND                                    METROPOLITAN SERIES FUND
 Barclays Capital Aggregate Bond Index Portfolio- Class A   Barclays Aggregate Bond Index Portfolio- Class A
 BlackRock Aggressive Growth Portfolio- Class D             Frontier Mid Cap Growth Portfolio- Class D
 BlackRock Legacy Large Cap Growth Portfolio- Class A       BlackRock Capital Appreciation Portfolio- Class A
LEGG MASON PARTNERS INCOME TRUST                            LEGG MASON PARTNERS INCOME TRUST
 Legg Mason Western Asset Corporate Bond Fund-              Western Asset Corporate Bond Fund- Class A
  Class A
LEGG MASON PARTNERS EQUITY TRUST                            LEGG MASON PARTNERS EQUITY TRUST
 Legg Mason Clearbridge Small Cap Value Fund- Class A       Clearbridge Small Cap Value Fund- Class A
LEGG MASON PARTNERS VARIABLE INCOME TRUST                   LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Legg Mason Western Asset Variable Global High Yield        Western Asset Variable Global High Yield Bond
  Bond Portfolio- Class I                                   Portfolio- Class I
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 Legg Mason ClearBridge Variable Aggressive Growth          ClearBridge Variable Aggressive Growth Portfolio-
  Portfolio- Class I                                        Class I
 Legg Mason ClearBridge Variable Fundamental All Cap        ClearBridge Variable All Cap Value Portfolio- Class I
  Value Portfolio- Class I
 Legg Mason ClearBridge Variable Appreciation               ClearBridge Variable Appreciation Portfolio- Class I
  Portfolio- Class I
 Legg Mason ClearBridge Variable Equity Income Builder      ClearBridge Variable Equity Income Builder Portfolio-
  Portfolio- Class I                                        Class I
 Legg Mason ClearBridge Variable Large Cap Growth           ClearBridge Variable Large Cap Growth Portfolio-
  Portfolio- Class I                                        Class I
 Legg Mason ClearBridge Variable Large Cap Value            ClearBridge Variable Large Cap Value Portfolio- Class I
  Portfolio- Class I
 Legg Mason ClearBridge Variable Small Cap Growth           ClearBridge Variable Small Cap Growth Portfolio-
  Portfolio- Class I                                        Class I



UNDERLYING FUND MERGERS

The former Underlying Fund was merged with and into the new Underlying Fund.




          FORMER UNDERLYING FUND                        NEW UNDERLYING FUND
------------------------------------------ ---------------------------------------------
METROPOLITAN SERIES FUND                   METROPOLITAN SERIES FUND
 FI Value Leaders Portfolio- Class D       MFS(R) Value Portfolio- Class A
 MLA Mid Cap Portfolio- Class A            Neuberger Berman Genesis Portfolio- Class A
MET INVESTORS SERIES TRUST                 MET INVESTORS SERIES FUND
 Met/Templeton Growth Portfolio- Class E   Oppenheimer Global Equity Portfolio- Class E

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX C
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES


            SERIES FUND/TRUST                  PORTFOLIO/SERIES                 MARKETING NAME
----------------------------------------- ------------------------- -------------------------------------
American Funds Insurance Series(R)        Global Growth Fund        American Funds Global Growth Fund
American Funds Insurance Series(R)        Growth-Income Fund        American Funds Growth-Income
                                                                    Fund
American Funds Insurance Series(R)        Growth Fund               American Funds Growth Fund
Janus Aspen Series                        Enterprise Portfolio      Janus Aspen Series Enterprise
                                                                    Portfolio
Fidelity(R) Variable Insurance Products   Contrafund(R) Portfolio   Fidelity VIP Contrafund(R) Portfolio
Fidelity(R) Variable Insurance Products   Mid Cap Portfolio         Fidelity VIP Mid Cap Portfolio

                   ANNUITY CONTRACT LEGAL AND MARKETING NAME


         ANNUITY CONTRACT          MARKETING NAME
--------------------------------- ---------------
Registered Fixed Account Option   Fixed Account

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX D
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

       The Insurance Company

       Principal Underwriter

       Distribution and Principal Underwriting Agreement

       Valuation of Assets

       Calculation of Money Market Yield

       ERISA

       Independent Registered Public Accounting Firm

       Condensed Financial Information

       Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.


Name:_______________________________________________________________






Address:_____________________________________________________________












Form SAI Book 94

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX E
--------------------------------------------------------------------------------
                                COMPETING FUNDS


The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.

   o   NONE

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX F
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE



If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.



                           401(K)
                           KEOGH       403(B)      403(A)      457(B)       IRA      NON-QUALIFIES
                         CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS     CONTRACTS
                        ----------- ----------- ----------- ----------- ----------- --------------
California.............      0.5%        0.5%        0.5%       2.35%        0.5%        2.35%
Florida(1).............      1.0%        1.0%        1.0%        1.0%        1.0%         1.0%
Maine..................       --          --          --         2.0%         --          2.0%
Nevada.................       --          --          --         3.5%         --          3.5%
Puerto Rico(2).........      1.0%        1.0%        1.0%        1.0%        1.0%         1.0%
South Dakota(3)........       --          --          --        1.25%         --         1.25%
West Virginia..........      1.0%        1.0%        1.0%        1.0%        1.0%         1.0%
Wyoming................       --          --          --         1.0%         --          1.0%

------------
1  Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%. 2 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
3 Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation.

                  UNALLOCATED GROUP VARIABLE ANNUITY CONTRACT
                        METLIFE RETIREMENT PERSPECTIVES


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED



                                 APRIL 29, 2013



                                      FOR


           METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES


                                   ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT


This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated April

29, 2013. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Operations and

Services, 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910, or by

accessing the Securities and Exchange Commission's website at

http://www.sec.gov.
------------------


The SAI contains information in addition to the information described in the Prospectus for the Variable Annuity Contracts (the "Contract(s)") offered by MetLife Insurance Company of Connecticut ("we", "our", or the "Company").



























                                                                  MIC-Book-94-95

                              TABLE OF CONTENTS

                                                           PAGE
                                                          -----
THE INSURANCE COMPANY....................................    2
PRINCIPAL UNDERWRITER....................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT........    2
VALUATION OF ASSETS......................................    3
CALCULATION OF MONEY MARKET YIELD........................    4
ERISA....................................................    5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............    5
 CONDENSED FINANCIAL INFORMATION --MRP....................   7
 CONDENSED FINANCIAL INFORMATION --UGVA...................  31
FINANCIAL STATEMENTS.....................................    1

                             THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and has continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc. (NYSE: MET), a publicly traded company. MetLife, Inc. is a leading global provider of insurance, annuities and employee benefit programs, serving 90 million customers in over 50 countries. Through its subsidiaries and affiliates, MetLife, Inc. holds leading positions in the United States, Japan, Latin America, Asia Pacific, Europe and the Middle East. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. The office that administers Your Contract is located at 4700 Westown Parkway, Ste 200, West Des Moines, IA 50266.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it.
Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                             PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.


               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.


                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2012........$35,916,770                     $0
 2011........$39,198,439                     $0
 2010........$41,407,559                     $0

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2012 ranged from $94,146 to $319,370*. The amount of commissions paid to selected broker-dealer firms during 2012 ranged from $18,655 to $2,479,906. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2012 ranged from $338,025 to $2,574,052*.


* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates MetLife Investors USA Insurance Company, First MetLife Investors Insurance Company and MetLife Investors Insurance Company.


The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2012 in connection with the sale of Our Variable Annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:


Tower Square Securities, Inc.
Walnut Street Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing Our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                              VALUATION OF ASSETS


FUNDING OPTIONS. The value of the assets of each Funding Option is determined as of 4:00 p.m. Eastern time on each business day, unless We need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.


THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the Valuation Period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the Valuation Period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 - 1.000081.)


                       CALCULATION OF MONEY MARKET YIELD

From time to time, We may quote in advertisements and sales literature the current yield for a money market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Underlying Fund or on its respective portfolio securities. On a Contract-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Subaccount value by the Subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Subaccount value reflects net income from the Underlying 365-day basis. The net change in Subaccount value reflects: (1) net income from the Underlying Fund attributable to the hypothetical account; and
(2) Contract-level charges and deductions imposed under the Contract which are attributable to the hypothetical account.

On a Contract-specific basis, current yield will be calculated according to the following formula:

                 Current Yield = ((NCF -- ES) / UV) - (365 / 7)

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

            Effective Yield = (1 + ((NCF -- ES) / UV)) 365 / 7 -- 1

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                                     ERISA

If the Plan is subject to ERISA (the Employee Retirement Income Security Act of
1974) and the Participant is married, the income payments, withdrawal provisions, and methods of payment of the death benefit under the Contract may be subject to the spouse's rights as described below.

Generally, the spouse must give qualified consent whenever the Participant elects to:

   a) choose income payments other than on a qualified joint and survivor Annuity basis ("QJSA") (one under which We make payments to the Participant during the Participant's lifetime and then make payments reduced by no more than 50% to the spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor Annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a Participant who dies with a vested interest in an accrued retirement benefit under the Plan before payment of the benefit has begun);

     b) make certain withdrawals under Plans for which a qualified consent is required;

     c)  name someone other than the spouse as the Participant's Beneficiary;

     d) use the Participant's accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of Participant elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by the spouse, witnessed by a notary public or Plan representative, and that it be in a form satisfactory to Us. The waiver of a QJSA generally must be executed during the 180-day period (90-day period for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If the Participant dies before benefits commence, the surviving spouse will be the Beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by the spouse, witnessed by a notary public or Plan representative and in a form satisfactory to Us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the Plan year in which the Participant attains age 35. The waiver period for the QPSA ends on the date of the Participant's death.


Under current federal tax rules, a same sex spouse is treated as a non-spouse
               Beneficiary.


If the present value of the Participant's benefit is worth $5,000 or less, the Plan generally may provide for distribution of the Participant's entire interest in a lump sum without spousal consent.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account QPN for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                       CONDENSED FINANCIAL INFORMATION --
                                      MRP
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                          MRP -- SEPARATE ACCOUNT CHARGES 1.05%
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01)........ 2008   0.902       0.862          2,182
                                                                                  2007   0.782       0.902      1,503,525
                                                                                  2006   0.770       0.782      1,443,428
                                                                                  2005   0.723       0.770      1,494,335
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/04)................. 2006   1.117       1.170             --
                                                                                  2005   1.079       1.117     15,298,337
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/01).................. 2006   0.891       0.876             --
                                                                                  2005   0.784       0.891        701,232
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)........................ 2012   1.448       1.756      2,774,121
                                                                                  2011   1.606       1.448      3,656,050
                                                                                  2010   1.453       1.606      4,464,598
                                                                                  2009   1.032       1.453      5,164,957
                                                                                  2008   1.692       1.032      5,926,702
                                                                                  2007   1.489       1.692      5,708,724
                                                                                  2006   1.249       1.489      2,667,548
                                                                                  2005   1.107       1.249      1,714,430
 American Funds Growth Subaccount (Class 2) (5/04)............................... 2012   1.292       1.507      3,354,336
                                                                                  2011   1.364       1.292      4,605,098
                                                                                  2010   1.161       1.364      7,689,904
                                                                                  2009   0.842       1.161      8,712,716
                                                                                  2008   1.519       0.842      9,688,531
                                                                                  2007   1.366       1.519     10,098,560
                                                                                  2006   1.252       1.366      7,543,055
                                                                                  2005   1.089       1.252      4,593,446
 American Funds Growth-Income Subaccount (Class 2) (5/04)........................ 2012   1.147       1.334      2,534,059
                                                                                  2011   1.181       1.147      3,290,975
                                                                                  2010   1.071       1.181      3,555,819
                                                                                  2009   0.825       1.071      4,623,755
                                                                                  2008   1.341       0.825      5,590,487
                                                                                  2007   1.290       1.341      6,165,298
                                                                                  2006   1.132       1.290      3,736,086
                                                                                  2005   1.081       1.132      2,637,066
Capital Appreciation Fund
 Capital Appreciation Fund (8/96)................................................ 2006   2.403       2.382             --
                                                                                  2005   2.055       2.403     12,688,088
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03)............................ 2006   1.748       2.294             --
                                                                                  2005   1.648       1.748      2,024,577
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)..................... 2008   1.322       1.268             --
                                                                                  2007   1.247       1.322      3,903,634
                                                                                  2006   1.082       1.247      5,208,101
                                                                                  2005   1.048       1.082      7,266,079
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98)............... 2008   1.275       1.206          1,724
                                                                                  2007   1.449       1.275      5,485,820
                                                                                  2006   1.411       1.449      7,460,825
                                                                                  2005   1.348       1.411      9,756,914

                                      MRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)............... 2012   1.513       1.738     2,538,955
                                                                                     2011   1.572       1.513     3,245,595
                                                                                     2010   1.359       1.572     5,389,103
                                                                                     2009   1.014       1.359     5,957,459
                                                                                     2008   1.788       1.014     7,069,567
                                                                                     2007   1.540       1.788     8,003,191
                                                                                     2006   1.397       1.540     6,736,843
                                                                                     2005   1.210       1.397     4,874,481
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................... 2012   2.130       2.414     2,388,980
                                                                                     2011   2.414       2.130     3,332,475
                                                                                     2010   1.897       2.414     3,882,259
                                                                                     2009   1.372       1.897     4,500,569
                                                                                     2008   2.296       1.372     5,661,893
                                                                                     2007   2.012       2.296     7,748,215
                                                                                     2006   1.809       2.012     6,772,810
                                                                                     2005   1.549       1.809     6,508,859
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (5/01)........ 2012   1.161       1.274       184,699
                                                                                     2011   1.233       1.161       339,231
                                                                                     2010   0.976       1.233       669,464
                                                                                     2009   0.687       0.976       804,292
                                                                                     2008   1.208       0.687       953,876
                                                                                     2007   1.097       1.208     1,172,523
                                                                                     2006   1.020       1.097     1,140,640
                                                                                     2005   0.984       1.020     1,308,829
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)........................ 2006   1.465       1.717            --
                                                                                     2005   1.339       1.465     1,251,284
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)......... 2012   2.825       3.163       767,250
                                                                                     2011   3.393       2.825     1,001,987
                                                                                     2010   2.916       3.393     2,054,906
                                                                                     2009   1.707       2.916     2,127,666
                                                                                     2008   3.648       1.707     2,032,859
                                                                                     2007   2.863       3.648     2,526,721
                                                                                     2006   2.258       2.863     1,683,191
                                                                                     2005   1.791       2.258     1,023,100
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................... 2012   1.312       1.535     1,100,354
                                                                                     2011   1.483       1.312     1,474,874
                                                                                     2010   1.383       1.483     1,913,194
                                                                                     2009   1.020       1.383     2,327,513
                                                                                     2008   1.728       1.020     2,521,627
                                                                                     2007   1.513       1.728     2,618,280
                                                                                     2006   1.259       1.513     1,844,385
                                                                                     2005   1.154       1.259     1,768,543
High Yield Bond Trust
 High Yield Bond Trust (5/05)....................................................... 2006   1.027       1.052            --
                                                                                     2005   1.000       1.027        33,163
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).......................... 2012   0.656       0.760     2,401,441
                                                                                     2011   0.674       0.656     3,184,224
                                                                                     2010   0.543       0.674     6,186,906
                                                                                     2009   0.380       0.543     6,467,241
                                                                                     2008   0.684       0.380     6,751,820
                                                                                     2007   0.568       0.684     7,200,768
                                                                                     2006   0.506       0.568     6,295,786
                                                                                     2005   0.457       0.506     7,806,415
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)................ 2010   1.134       1.152            --
                                                                                     2009   0.912       1.134       837,861
                                                                                     2008   1.298       0.912     1,067,249
                                                                                     2007   1.078       1.298     1,412,616
                                                                                     2006   1.025       1.078     1,382,114
                                                                                     2005   0.922       1.025     1,430,512

                              MRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)......................... 2011   0.529
                                                                                           2010   0.430
                                                                                           2009   0.277
                                                                                           2008   0.499
                                                                                           2007   0.415
                                                                                           2006   0.389
                                                                                           2005   0.352
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)......................... 2006   0.843
                                                                                           2005   0.760
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................................ 2006   1.567
                                                                                           2005   1.522
Legg Mason Partners Equity Trust
 LMPET S&P 500 Index Subaccount (Class A) (6/98).......................................... 2010   1.015
                                                                                           2009   0.814
                                                                                           2008   1.315
                                                                                           2007   1.266
                                                                                           2006   1.110
                                                                                           2005   1.077
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)........................... 2012   2.126
                                                                                           2011   2.043
                                                                                           2010   1.851
                                                                                           2009   1.400
                                                                                           2008   1.837
                                                                                           2007   1.827
                                                                                           2006   1.792
                                                                                           2005   1.778
 Templeton Growth Fund, Inc. (Class A) (8/96)............................................. 2011   2.171
                                                                                           2010   2.040
                                                                                           2009   1.576
                                                                                           2008   2.817
                                                                                           2007   2.786
                                                                                           2006   2.312
                                                                                           2005   2.160
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)................ 2012   1.104
                                                                                           2011   1.089
                                                                                           2010   0.880
                                                                                           2009   0.661
                                                                                           2008   1.121
                                                                                           2007   1.116
                                                                                           2006   1.036
                                                                                           2005   0.938
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)..................... 2012   1.517
                                                                                           2011   1.495
                                                                                           2010   1.341
                                                                                           2009   1.110
                                                                                           2008   1.587
                                                                                           2007   1.479
                                                                                           2006   1.302
                                                                                           2005   1.261
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (4/07)............ 2012   1.379
                                                                                           2011   1.291
                                                                                           2010   1.162
                                                                                           2009   0.956
                                                                                           2008   1.486
                                                                                           2007   1.474
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (4/07)........ 2012   0.828
                                                                                           2011   0.892
                                                                                           2010   0.773
                                                                                           2009   0.604
                                                                                           2008   0.963
                                                                                           2007   1.001



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)......................... 0.567             --
                                                                                           0.529      2,908,720
                                                                                           0.430      3,086,828
                                                                                           0.277      2,571,027
                                                                                           0.499      2,439,721
                                                                                           0.415      3,000,313
                                                                                           0.389      2,806,974
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)......................... 0.904             --
                                                                                           0.843      1,618,158
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................................ 1.766             --
                                                                                           1.567        857,129
Legg Mason Partners Equity Trust
 LMPET S&P 500 Index Subaccount (Class A) (6/98).......................................... 1.081             --
                                                                                           1.015      5,974,809
                                                                                           0.814      7,617,918
                                                                                           1.315      8,534,966
                                                                                           1.266     11,065,836
                                                                                           1.110     13,252,168
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)........................... 2.409        511,710
                                                                                           2.126        886,973
                                                                                           2.043      1,059,420
                                                                                           1.851      1,375,250
                                                                                           1.400      1,751,573
                                                                                           1.837      2,371,177
                                                                                           1.827      2,706,370
                                                                                           1.792      3,809,655
 Templeton Growth Fund, Inc. (Class A) (8/96)............................................. 2.433             --
                                                                                           2.171      3,389,690
                                                                                           2.040      4,189,668
                                                                                           1.576      5,762,571
                                                                                           2.817      9,119,792
                                                                                           2.786     11,246,449
                                                                                           2.312     12,503,502
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)................ 1.297        721,021
                                                                                           1.104      2,392,116
                                                                                           1.089      3,800,103
                                                                                           0.880      4,868,998
                                                                                           0.661      5,847,739
                                                                                           1.121      9,571,588
                                                                                           1.116     10,680,762
                                                                                           1.036     14,743,073
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)..................... 1.741        917,736
                                                                                           1.517      1,841,439
                                                                                           1.495      2,637,773
                                                                                           1.341      3,279,853
                                                                                           1.110      4,004,988
                                                                                           1.587      5,012,343
                                                                                           1.479      6,270,442
                                                                                           1.302      6,769,000
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (4/07)............ 1.558        211,421
                                                                                           1.379        543,168
                                                                                           1.291      1,453,132
                                                                                           1.162      1,560,435
                                                                                           0.956      1,781,670
                                                                                           1.486      2,323,888
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (4/07)........ 0.942        578,317
                                                                                           0.828        788,939
                                                                                           0.892      1,228,519
                                                                                           0.773      1,457,610
                                                                                           0.604      2,195,345
                                                                                           0.963      3,295,152

                                      MRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)........... 2012   1.658       1.975        241,618
                                                                                      2011   1.687       1.658        486,854
                                                                                      2010   1.552       1.687        583,181
                                                                                      2009   1.102       1.552      1,050,799
                                                                                      2008   1.775       1.102      1,404,036
                                                                                      2007   1.704       1.775      1,621,923
                                                                                      2006   1.646       1.704      2,508,461
                                                                                      2005   1.581       1.646      3,665,017
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............ 2012   1.615       1.862        389,712
                                                                                      2011   1.555       1.615      1,154,218
                                                                                      2010   1.436       1.555      1,729,972
                                                                                      2009   1.165       1.436      1,806,079
                                                                                      2008   1.829       1.165      2,645,625
                                                                                      2007   1.779       1.829      4,381,798
                                                                                      2006   1.520       1.779      5,995,012
                                                                                      2005   1.442       1.520      7,022,960
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............ 2012   1.453       1.718        463,604
                                                                                      2011   1.449       1.453        510,928
                                                                                      2010   1.169       1.449        991,445
                                                                                      2009   0.828       1.169      1,007,856
                                                                                      2008   1.411       0.828        972,163
                                                                                      2007   1.365       1.411      1,052,691
 LMPVET Equity Index Subaccount (Class II) (5/04).................................... 2009   0.819       0.799             --
                                                                                      2008   1.325       0.819      3,241,812
                                                                                      2007   1.276       1.325      4,248,081
                                                                                      2006   1.120       1.276      3,789,577
                                                                                      2005   1.086       1.120      4,272,521
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)............... 2012   1.296       1.419         54,565
                                                                                      2011   1.310       1.296        116,621
                                                                                      2010   1.180       1.310        350,353
                                                                                      2009   0.971       1.180        439,706
                                                                                      2008   1.311       0.971        415,958
                                                                                      2007   1.195       1.311        614,725
                                                                                      2006   1.121       1.195        637,685
                                                                                      2005   1.086       1.121        732,770
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   1.026       1.016             --
                                                                                      2010   0.950       1.026        308,498
                                                                                      2009   0.817       0.950        508,568
                                                                                      2008   1.048       0.817         72,829
                                                                                      2007   1.045       1.048        139,240
                                                                                      2006   1.014       1.045        193,527
                                                                                      2005   1.001       1.014        219,777
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98).... 2012   2.039       2.387        511,746
                                                                                      2011   2.025       2.039        606,590
                                                                                      2010   1.781       2.025        830,387
                                                                                      2009   1.157       1.781      1,105,576
                                                                                      2008   1.690       1.157      1,425,536
                                                                                      2007   1.709       1.690      1,887,429
                                                                                      2006   1.561       1.709      2,428,335
                                                                                      2005   1.520       1.561      2,995,011
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................ 2010   1.249       1.245             --
                                                                                      2009   1.260       1.249     19,541,254
                                                                                      2008   1.241       1.260     24,591,507
                                                                                      2007   1.195       1.241     26,382,929
                                                                                      2006   1.154       1.195     26,923,269
                                                                                      2005   1.135       1.154     24,875,204
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98).......................................... 2007   2.287       2.404             --
                                                                                      2006   1.957       2.287      1,472,245
                                                                                      2005   1.900       1.957      1,800,138
 LMPVPI Total Return Subaccount (Class I) (10/98).................................... 2007   1.436       1.480             --
                                                                                      2006   1.289       1.436      2,831,577
                                                                                      2005   1.261       1.289      3,777,557

                              MRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)........................ 2007   1.298
                                                                                           2006   1.162
                                                                                           2005   1.119
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................... 2007   1.315
                                                                                           2006   1.133
                                                                                           2005   1.109
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................... 2007   1.383
                                                                                           2006   1.245
                                                                                           2005   1.163
Managed Assets Trust
 Managed Assets Trust (7/05).............................................................. 2006   1.020
                                                                                           2005   1.000
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2008   2.663
                                                                                           2007   2.538
                                                                                           2006   2.655
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2012   2.227
                                                                                           2011   2.193
                                                                                           2010   1.907
                                                                                           2009   1.308
                                                                                           2008   1.742
                                                                                           2007   1.713
                                                                                           2006   1.619
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)................................ 2007   1.153
                                                                                           2006   1.084
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)................................ 2012   0.982
                                                                                           2011   0.990
                                                                                           2010   0.889
                                                                                           2009   0.753
                                                                                           2008   1.214
                                                                                           2007   1.201
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2012   0.861
                                                                                           2011   0.919
                                                                                           2010   0.798
                                                                                           2009   0.597
                                                                                           2008   1.033
                                                                                           2007   1.225
                                                                                           2006   1.003
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06).................................. 2012   1.209
                                                                                           2011   1.359
                                                                                           2010   1.149
                                                                                           2009   0.900
                                                                                           2008   1.216
                                                                                           2007   1.241
                                                                                           2006   1.160
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2012   0.967
                                                                                           2011   0.999
                                                                                           2010   0.900
                                                                                           2009   0.703
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2012   0.896
                                                                                           2011   0.950
                                                                                           2010   0.846
                                                                                           2009   0.638
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2012   1.015
                                                                                           2011   1.024
                                                                                           2010   0.941
                                                                                           2009   0.771
                                                                                           2008   1.002



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)........................ 1.388          (161)
                                                                                           1.298     1,181,045
                                                                                           1.162     1,493,870
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................... 1.369            --
                                                                                           1.315     2,342,701
                                                                                           1.133     2,199,998
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................... 1.527          (293)
                                                                                           1.383     1,228,755
                                                                                           1.245     1,295,656
Managed Assets Trust
 Managed Assets Trust (7/05).............................................................. 1.054            --
                                                                                           1.020           687
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2.571         5,183
                                                                                           2.663     1,262,892
                                                                                           2.538     1,381,892
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2.577       771,262
                                                                                           2.227       940,117
                                                                                           2.193       925,830
                                                                                           1.907       984,515
                                                                                           1.308       953,558
                                                                                           1.742     1,196,203
                                                                                           1.713       988,993
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)................................ 1.211            --
                                                                                           1.153       831,435
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)................................ 1.102       475,778
                                                                                           0.982       471,998
                                                                                           0.990       539,169
                                                                                           0.889       639,851
                                                                                           0.753       904,663
                                                                                           1.214     1,203,998
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.076     1,548,123
                                                                                           0.861     1,788,081
                                                                                           0.919     2,457,859
                                                                                           0.798     2,827,791
                                                                                           0.597     3,202,628
                                                                                           1.033     3,939,475
                                                                                           1.225     4,706,929
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06).................................. 1.384       217,412
                                                                                           1.209       408,923
                                                                                           1.359       318,040
                                                                                           1.149       327,890
                                                                                           0.900       399,966
                                                                                           1.216       861,420
                                                                                           1.241        35,587
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.087     1,100,296
                                                                                           0.967     1,010,988
                                                                                           0.999       415,291
                                                                                           0.900       375,591
                                                                                           0.703        50,184
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.029       476,453
                                                                                           0.896       475,258
                                                                                           0.950       210,675
                                                                                           0.846       257,960
                                                                                           0.638        57,388
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.113       875,936
                                                                                           1.015       636,103
                                                                                           1.024       410,704
                                                                                           0.941       241,978
                                                                                           0.771       115,765

                                     MRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.................. 2012   1.497       1.918      1,100,323
                                                                                   2011   1.759       1.497      1,935,750
                                                                                   2010   1.523       1.759      3,409,365
                                                                                   2009   0.990       1.523      3,743,449
                                                                                   2008   1.688       0.990      4,124,344
                                                                                   2007   1.720       1.688      4,864,168
                                                                                   2006   1.555       1.720      4,180,330
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)........................ 2012   1.266       1.485        458,101
                                                                                   2011   1.291       1.266        530,388
                                                                                   2010   1.031       1.291        597,100
                                                                                   2009   0.776       1.031        537,807
                                                                                   2008   1.278       0.776        572,736
                                                                                   2007   1.159       1.278        752,367
                                                                                   2006   1.164       1.159         78,150
 MIST Janus Forty Subaccount (Class A) (4/06)..................................... 2012   2.568       3.122      1,551,262
                                                                                   2011   2.801       2.568      2,557,916
                                                                                   2010   2.580       2.801      3,616,170
                                                                                   2009   1.821       2.580      5,044,056
                                                                                   2008   3.164       1.821      6,087,922
                                                                                   2007   2.451       3.164      8,142,645
                                                                                   2006   2.382       2.451     10,038,525
 MIST Legg Mason ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........ 2012   0.800       0.939        141,794
                                                                                   2011   0.782       0.800        198,756
                                                                                   2010   0.639       0.782         47,068
                                                                                   2009   0.485       0.639         14,697
                                                                                   2008   0.769       0.485         12,293
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).............. 2009   0.871       0.863             --
                                                                                   2008   1.177       0.871        670,874
                                                                                   2007   1.119       1.177        424,637
                                                                                   2006   1.054       1.119          4,578
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)......................... 2011   0.680       0.724             --
                                                                                   2010   0.640       0.680        118,625
                                                                                   2009   0.469       0.640        151,877
                                                                                   2008   0.896       0.469         36,774
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)...................... 2012   1.558       1.745        396,913
                                                                                   2011   1.502       1.558        555,873
                                                                                   2010   1.341       1.502        670,941
                                                                                   2009   0.989       1.341        955,071
                                                                                   2008   1.224       0.989        699,518
                                                                                   2007   1.158       1.224        857,060
                                                                                   2006   1.101       1.158        195,662
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (4/07) *..................... 2012   1.237       1.404        783,004
                                                                                   2011   1.298       1.237      1,005,744
                                                                                   2010   1.045       1.298      1,328,926
                                                                                   2009   0.835       1.045      1,372,909
                                                                                   2008   1.378       0.835      1,479,606
                                                                                   2007   1.511       1.378      1,909,551
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).................... 2009   0.770       0.733             --
                                                                                   2008   1.356       0.770      4,339,202
                                                                                   2007   1.224       1.356      5,845,070
                                                                                   2006   1.235       1.224      7,561,799
 MIST Met/Templeton Growth Subaccount (Class E) (5/11)............................ 2012   2.012       2.435      1,953,750
                                                                                   2011   2.436       2.012      2,653,478
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)..................... 2012   0.885       1.023      1,134,006
                                                                                   2011   1.031       0.885      1,530,611
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/08)............ 2012   1.045       1.231        240,689
                                                                                   2011   1.294       1.045        286,729
                                                                                   2010   1.054       1.294        163,928
                                                                                   2009   0.630       1.054        193,655
                                                                                   2008   1.367       0.630         16,258
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08)............. 2012   1.327       1.533        120,780
                                                                                   2011   1.502       1.327        200,654
                                                                                   2010   1.362       1.502        237,542
                                                                                   2009   1.047       1.362        100,170
                                                                                   2008   1.788       1.047         55,729

                                MRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST MLA Mid Cap Subaccount (Class A) (4/07)............................ 2012   2.531       2.645        233,130
                                                                          2011   2.696       2.531        330,616
                                                                          2010   2.211       2.696        481,117
                                                                          2009   1.629       2.211        714,944
                                                                          2008   1.151       1.629        961,663
                                                                          2007   1.295       1.151        255,642
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.874       0.983             --
                                                                          2011   0.891       0.874        123,687
                                                                          2010   0.821       0.891        124,996
                                                                          2009   0.576       0.821        139,112
                                                                          2008   1.025       0.576         13,503
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2012   1.369       1.481      1,505,106
                                                                          2011   1.241       1.369      1,370,208
                                                                          2010   1.161       1.241      1,588,001
                                                                          2009   0.991       1.161      1,286,961
                                                                          2008   1.073       0.991        970,924
                                                                          2007   1.009       1.073        338,507
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2012   1.812       1.959      2,931,722
                                                                          2011   1.775       1.812      3,693,847
                                                                          2010   1.658       1.775      5,427,232
                                                                          2009   1.483       1.658      5,574,747
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2012   1.484       1.624         33,060
                                                                          2011   1.571       1.484         59,147
                                                                          2010   1.366       1.571         74,109
                                                                          2009   1.114       1.366        111,276
                                                                          2008   1.677       1.114        137,926
                                                                          2007   1.614       1.677        178,851
                                                                          2006   1.495       1.614        121,515
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.184       1.309             --
                                                                          2006   1.120       1.184         12,708
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2012   2.335       2.579        896,494
                                                                          2011   2.277       2.335      1,141,922
                                                                          2010   2.051       2.277      1,426,282
                                                                          2009   1.558       2.051      1,606,459
                                                                          2008   1.763       1.558      1,693,272
                                                                          2007   1.671       1.763      2,262,701
                                                                          2006   1.607       1.671      1,369,134
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2012   0.458       0.509        391,410
                                                                          2011   0.565       0.458        631,748
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2012   0.900       1.050      3,013,516
                                                                          2011   0.947       0.900      4,267,192
                                                                          2010   0.818       0.947      5,345,025
                                                                          2009   0.698       0.818      6,927,629
                                                                          2008   1.108       0.698     10,502,118
                                                                          2007   1.080       1.108     15,690,603
                                                                          2006   1.001       1.080     18,643,854
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *........ 2012   1.609       1.878      1,366,633
                                                                          2011   1.786       1.609      1,920,819
                                                                          2010   1.505       1.786      2,740,210
                                                                          2009   1.203       1.505      3,339,945
                                                                          2008   1.732       1.203      5,076,480
                                                                          2007   1.805       1.732      7,544,941
                                                                          2006   1.766       1.805      1,474,689
 MIST Van Kampen Comstock Subaccount (Class B) (5/09).................... 2012   1.477       1.732        156,148
                                                                          2011   1.515       1.477        210,954
                                                                          2010   1.332       1.515        473,113
                                                                          2009   1.064       1.332        579,177
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)............. 2012   0.651       0.714      1,437,100
                                                                          2011   0.679       0.651      2,205,238
                                                                          2010   0.596       0.679      3,167,759
                                                                          2009   0.403       0.596      3,885,103
                                                                          2008   0.751       0.403      4,629,854
                                                                          2007   0.630       0.751      6,436,416
                                                                          2006   0.643       0.630      7,104,942

                                MRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2012   1.807       1.922      1,043,447
                                                                          2011   1.713       1.807      1,280,266
                                                                          2010   1.598       1.713      1,603,660
                                                                          2009   1.475       1.598      1,817,601
                                                                          2008   1.544       1.475      2,419,551
                                                                          2007   1.468       1.544      2,405,635
                                                                          2006   1.408       1.468      3,037,070
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2012   1.137       1.264        203,733
                                                                          2011   1.107       1.137        534,791
                                                                          2010   1.020       1.107        629,714
                                                                          2009   0.876       1.020        618,990
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2012   1.149       1.296        228,152
                                                                          2011   1.138       1.149        188,768
                                                                          2010   1.056       1.138        208,460
                                                                          2009   0.961       1.056        102,507
                                                                          2008   1.405       0.961          5,933
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)....... 2012   1.430       1.618      1,630,847
                                                                          2011   1.587       1.430      3,480,755
                                                                          2010   1.338       1.587      4,579,103
                                                                          2009   1.059       1.338      6,181,379
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class B) (4/08)....... 2009   2.100       2.187             --
                                                                          2008   3.238       2.100          7,705
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2012   1.223       1.211     10,138,841
                                                                          2011   1.236       1.223     12,521,056
                                                                          2010   1.245       1.236     18,282,020
 MSF Davis Venture Value Subaccount (Class A) (4/08)..................... 2012   1.076       1.201        809,385
                                                                          2011   1.133       1.076      1,916,059
                                                                          2010   1.022       1.133      2,554,800
                                                                          2009   0.783       1.022      2,944,741
                                                                          2008   1.263       0.783      3,101,698
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.986       1.031             --
                                                                          2008   1.806       0.986      3,787,020
                                                                          2007   1.756       1.806      4,748,113
                                                                          2006   1.726       1.756      6,408,879
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2012   1.670       1.910        665,969
                                                                          2011   1.800       1.670      1,090,482
                                                                          2010   1.589       1.800      1,348,345
                                                                          2009   1.319       1.589      1,784,965
                                                                          2008   2.186       1.319      2,204,663
                                                                          2007   2.122       2.186      3,377,203
                                                                          2006   2.061       2.122      3,556,365
 MSF Jennison Growth Subaccount (Class A) (4/12)......................... 2012   0.980       0.947        501,590
 MSF Jennison Growth Subaccount (Class B) (4/08)......................... 2012   0.867       0.991             --
                                                                          2011   0.874       0.867        433,995
                                                                          2010   0.793       0.874        707,871
                                                                          2009   0.574       0.793        773,302
                                                                          2008   0.864       0.574      1,009,019
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........... 2011   0.953       1.035             --
                                                                          2010   0.832       0.953      4,460,540
                                                                          2009   0.640       0.832      4,912,450
                                                                          2008   1.086       0.640      3,753,083
                                                                          2007   1.062       1.086      3,193,404
                                                                          2006   1.000       1.062        717,761
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)......... 2012   1.228       1.327        595,113
                                                                          2011   1.202       1.228      1,170,226
                                                                          2010   1.104       1.202      1,552,389
                                                                          2009   0.925       1.104      1,622,969
                                                                          2008   1.092       0.925      1,851,736
                                                                          2007   1.046       1.092      1,448,971
                                                                          2006   1.000       1.046        557,018

                                     MRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)...... 2012   1.142       1.260      1,031,775
                                                                                   2011   1.142       1.142      1,750,260
                                                                                   2010   1.035       1.142      3,000,673
                                                                                   2009   0.846       1.035      3,593,769
                                                                                   2008   1.090       0.846      3,233,682
                                                                                   2007   1.051       1.090      3,588,959
                                                                                   2006   1.000       1.051      1,877,045
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)...................... 2012   1.054       1.181      5,136,125
                                                                                   2011   1.080       1.054      6,488,617
                                                                                   2010   0.965       1.080     22,036,766
                                                                                   2009   0.770       0.965     18,468,604
                                                                                   2008   1.091       0.770     18,110,456
                                                                                   2007   1.056       1.091     14,368,354
                                                                                   2006   1.000       1.056      5,163,720
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)........ 2012   0.967       1.104      5,682,242
                                                                                   2011   1.015       0.967      8,136,627
                                                                                   2010   0.895       1.015     12,261,448
                                                                                   2009   0.700       0.895     14,692,267
                                                                                   2008   1.091       0.700     14,151,248
                                                                                   2007   1.061       1.091     13,766,778
                                                                                   2006   1.000       1.061      4,658,671
 MSF MetLife Stock Index Subaccount (Class A) (5/09) *............................ 2012   1.083       1.240      2,818,259
                                                                                   2011   1.075       1.083      4,004,337
                                                                                   2010   0.946       1.075      8,413,560
                                                                                   2009   0.764       0.946        808,781
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2012   2.278       2.510      2,890,403
                                                                                   2011   2.252       2.278      3,692,734
                                                                                   2010   2.072       2.252      4,326,165
                                                                                   2009   1.769       2.072      5,263,607
                                                                                   2008   2.301       1.769      7,180,564
                                                                                   2007   2.232       2.301      9,869,681
                                                                                   2006   2.081       2.232     11,128,107
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2012   1.331       1.536      1,180,821
                                                                                   2011   1.334       1.331      1,499,130
                                                                                   2010   1.210       1.334      3,028,394
                                                                                   2009   1.012       1.210      3,206,070
                                                                                   2008   1.515       1.012      3,018,096
                                                                                   2007   1.423       1.515      2,727,955
                                                                                   2006   1.283       1.423      1,082,824
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/08)........................ 2012   1.778       2.131        119,074
                                                                                   2011   1.961       1.778        200,389
                                                                                   2010   1.710       1.961        100,311
                                                                                   2009   1.236       1.710         89,550
                                                                                   2008   1.991       1.236          6,825
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2012   1.062       1.247      1,040,605
                                                                                   2011   1.087       1.062      1,249,029
                                                                                   2010   0.941       1.087      1,418,220
                                                                                   2009   0.665       0.941      1,790,753
                                                                                   2008   1.159       0.665      1,947,136
                                                                                   2007   1.073       1.159      2,302,019
                                                                                   2006   0.998       1.073      1,923,412
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2012   1.463       1.678      1,463,470
                                                                                   2011   1.458       1.463      2,470,333
                                                                                   2010   1.094       1.458      2,722,565
                                                                                   2009   0.797       1.094      3,060,627
                                                                                   2008   1.209       0.797      3,766,280
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.122       1.167             --
                                                                                   2006   1.052       1.122         96,977
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2012   1.265       1.296      1,755,405
                                                                                   2011   1.210       1.265      2,174,496
                                                                                   2010   1.153       1.210      3,646,304
                                                                                   2009   1.116       1.153      3,693,189
                                                                                   2008   1.130       1.116      4,896,990
                                                                                   2007   1.092       1.130      5,359,848
                                                                                   2006   1.052       1.092      5,320,819

                                       MRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                                 UNIT      UNIT      NUMBER OF
                                                                                                VALUE      VALUE       UNITS
                                                                                                  AT        AT      OUTSTANDING
                                                                                              BEGINNING   END OF        AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR     END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- --------------
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)...................... 2006   1.126       1.192              --
                                                                                      2005   1.076       1.126         941,212
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/05)...................... 2007   0.984       1.005              --
                                                                                      2006   0.987       0.984          68,148
                                                                                      2005   1.000       0.987          18,203
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)..................... 2009   1.428       1.479              --
                                                                                      2008   1.378       1.428       6,221,183
                                                                                      2007   1.280       1.378       6,120,125
                                                                                      2006   1.246       1.280       6,316,256
                                                                                      2005   1.229       1.246       6,621,264
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01).............................. 2007   2.006       2.146            (104)
                                                                                      2006   1.729       2.006       5,892,809
                                                                                      2005   1.632       1.729       6,121,699
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04)................................ 2006   1.158       1.235              --
                                                                                      2005   1.076       1.158       9,062,661
 Travelers Convertible Securities Subaccount (5/04).................................. 2006   1.031       1.101              --
                                                                                      2005   1.038       1.031          71,636
 Travelers Disciplined Mid Cap Stock Subaccount (8/98)............................... 2006   2.427       2.655              --
                                                                                      2005   2.181       2.427       1,519,196
 Travelers Equity Income Subaccount (10/96).......................................... 2006   1.958       2.061              --
                                                                                      2005   1.894       1.958       3,968,226
 Travelers Federated High Yield Subaccount (11/96)................................... 2006   1.576       1.619              --
                                                                                      2005   1.553       1.576       1,046,954
 Travelers Large Cap Subaccount (9/96)............................................... 2006   1.672       1.726              --
                                                                                      2005   1.554       1.672       4,511,968
 Travelers Managed Allocation Series: Aggressive Subaccount (7/05)................... 2006   1.055       1.124              --
                                                                                      2005   1.000       1.055          49,605
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 2006   1.021       1.027              --
                                                                                      2005   1.000       1.021             462
 Travelers Managed Allocation Series: Moderate Subaccount (6/05)..................... 2006   1.047       1.086              --
                                                                                      2005   1.000       1.047         860,019
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 2006   1.069       1.117              --
                                                                                      2005   1.000       1.069         144,197
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)........ 2006   1.029       1.050              --
                                                                                      2005   1.000       1.029          63,237
 Travelers Mercury Large Cap Core Subaccount (6/98).................................. 2006   1.019       1.084              --
                                                                                      2005   0.919       1.019       1,383,683
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/01)............................. 2006   0.607       0.643              --
                                                                                      2005   0.595       0.607       9,205,299
 Travelers MFS(Reg. TM) Total Return Subaccount (8/96)............................... 2006   2.012       2.081              --
                                                                                      2005   1.975       2.012      12,047,206
 Travelers MFS(Reg. TM) Value Subaccount (5/04)...................................... 2006   1.185       1.283              --
                                                                                      2005   1.125       1.185         318,855
 Travelers Mondrian International Stock Subaccount (9/96)............................ 2006   1.352       1.555              --
                                                                                      2005   1.247       1.352       3,792,098
 Travelers Pioneer Fund Subaccount (5/03)............................................ 2006   1.407       1.495              --
                                                                                      2005   1.341       1.407          88,057
 Travelers Pioneer Mid Cap Value Subaccount (5/05)................................... 2006   1.063       1.120              --
                                                                                      2005   1.000       1.063           5,991
 Travelers Pioneer Strategic Income Subaccount (9/96)................................ 2006   1.589       1.607              --
                                                                                      2005   1.548       1.589       1,340,815
 Travelers Quality Bond Subaccount (7/97)............................................ 2006   1.418       1.408              --
                                                                                      2005   1.410       1.418       3,632,916

                                MRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Strategic Equity Subaccount (9/96)............................ 2006   1.658       1.734            --
                                                                          2005   1.642       1.658     3,369,597
 Travelers Style Focus Series: Small Cap Growth Subaccount (9/05)........ 2006   1.009       1.164            --
                                                                          2005   1.000       1.009            --
 Travelers Style Focus Series: Small Cap Value Subaccount (9/05)......... 2006   1.009       1.160            --
                                                                          2005   1.000       1.009            --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.089       1.052            --
                                                                          2005   1.055       1.089     6,293,284
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (5/03).................... 2009   1.059       1.029            --
                                                                          2008   1.667       1.059     1,107,701
                                                                          2007   1.725       1.667     1,424,280
                                                                          2006   1.502       1.725     1,232,171
                                                                          2005   1.458       1.502     1,227,435







                                          MRP -- SEPARATE ACCOUNT CHARGES 1.30%
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01)....... 2008   0.887       0.847             --
                                                                                 2007   0.771       0.887      1,405,023
                                                                                 2006   0.761       0.771      1,289,357
                                                                                 2005   0.716       0.761      1,410,013
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/04)................ 2006   1.112       1.164             --
                                                                                 2005   1.077       1.112     36,883,407
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/01)................. 2006   0.880       0.864             --
                                                                                 2005   0.777       0.880      1,525,982
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)....................... 2012   1.421       1.719      2,662,265
                                                                                 2011   1.580       1.421      4,633,360
                                                                                 2010   1.432       1.580      6,581,997
                                                                                 2009   1.020       1.432      7,233,676
                                                                                 2008   1.677       1.020      7,223,731
                                                                                 2007   1.479       1.677      6,649,362
                                                                                 2006   1.244       1.479      4,587,546
                                                                                 2005   1.105       1.244      3,061,076
 American Funds Growth Subaccount (Class 2) (5/04).............................. 2012   1.268       1.475      3,869,231
                                                                                 2011   1.342       1.268      7,135,632
                                                                                 2010   1.145       1.342     11,476,422
                                                                                 2009   0.832       1.145     13,545,511
                                                                                 2008   1.505       0.832     13,051,970
                                                                                 2007   1.357       1.505     13,601,883
                                                                                 2006   1.247       1.357     10,628,006
                                                                                 2005   1.087       1.247      6,122,667
 American Funds Growth-Income Subaccount (Class 2) (5/04)....................... 2012   1.126       1.305      2,935,993
                                                                                 2011   1.162       1.126      4,705,041
                                                                                 2010   1.056       1.162      7,285,383
                                                                                 2009   0.815       1.056      7,547,697
                                                                                 2008   1.329       0.815      7,772,558
                                                                                 2007   1.282       1.329      8,105,106
                                                                                 2006   1.127       1.282      7,235,979
                                                                                 2005   1.079       1.127      7,466,608
Capital Appreciation Fund
 Capital Appreciation Fund (8/96)............................................... 2006   2.348       2.325             --
                                                                                 2005   2.012       2.348     38,316,442
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03)........................... 2006   1.736       2.273             --
                                                                                 2005   1.641       1.736      4,078,473

                                      MRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)........................ 2008   1.291       1.237             31
                                                                                     2007   1.221       1.291      9,406,157
                                                                                     2006   1.062       1.221     12,186,134
                                                                                     2005   1.031       1.062     15,118,185
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98).................. 2008   1.245       1.177             --
                                                                                     2007   1.419       1.245     11,758,919
                                                                                     2006   1.385       1.419     15,844,520
                                                                                     2005   1.326       1.385     19,865,885
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)............... 2012   1.473       1.689      2,967,387
                                                                                     2011   1.535       1.473      5,164,998
                                                                                     2010   1.330       1.535      7,733,255
                                                                                     2009   0.995       1.330      9,265,313
                                                                                     2008   1.758       0.995      9,902,998
                                                                                     2007   1.519       1.758     11,065,817
                                                                                     2006   1.381       1.519     10,457,630
                                                                                     2005   1.199       1.381      7,904,103
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................... 2012   2.074       2.345      2,647,200
                                                                                     2011   2.356       2.074      4,581,677
                                                                                     2010   1.857       2.356      7,667,248
                                                                                     2009   1.346       1.857      9,000,472
                                                                                     2008   2.258       1.346      9,951,621
                                                                                     2007   1.983       2.258     12,076,657
                                                                                     2006   1.788       1.983     13,786,295
                                                                                     2005   1.534       1.788     12,661,665
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (5/01)........ 2012   1.131       1.237        853,470
                                                                                     2011   1.204       1.131      1,395,992
                                                                                     2010   0.955       1.204      1,969,799
                                                                                     2009   0.674       0.955      2,258,515
                                                                                     2008   1.188       0.674      2,275,901
                                                                                     2007   1.082       1.188      2,833,281
                                                                                     2006   1.008       1.082      2,599,845
                                                                                     2005   0.975       1.008      2,633,975
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)........................ 2006   1.456       1.701             --
                                                                                     2005   1.334       1.456      1,527,395
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)......... 2012   2.765       3.088        857,464
                                                                                     2011   3.328       2.765      1,689,050
                                                                                     2010   2.868       3.328      3,010,383
                                                                                     2009   1.683       2.868      3,541,673
                                                                                     2008   3.606       1.683      3,437,310
                                                                                     2007   2.837       3.606      4,728,324
                                                                                     2006   2.244       2.837      4,154,839
                                                                                     2005   1.784       2.244      3,342,105
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................... 2012   1.287       1.502      1,211,761
                                                                                     2011   1.459       1.287      2,393,096
                                                                                     2010   1.363       1.459      3,982,079
                                                                                     2009   1.008       1.363      4,815,991
                                                                                     2008   1.712       1.008      5,208,729
                                                                                     2007   1.503       1.712      5,436,208
                                                                                     2006   1.253       1.503      5,273,068
                                                                                     2005   1.153       1.253      3,915,005
High Yield Bond Trust
 High Yield Bond Trust (5/05)....................................................... 2006   1.026       1.050             --
                                                                                     2005   1.000       1.026         15,746
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).......................... 2012   0.637       0.736      4,760,174
                                                                                     2011   0.657       0.637      7,464,584
                                                                                     2010   0.530       0.657     12,963,279
                                                                                     2009   0.372       0.530     13,437,706
                                                                                     2008   0.671       0.372     16,060,416
                                                                                     2007   0.558       0.671     17,888,407
                                                                                     2006   0.499       0.558     18,458,976
                                                                                     2005   0.451       0.499     21,940,688

                                       MRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00).................. 2010   1.107       1.123             --
                                                                                       2009   0.892       1.107        846,541
                                                                                       2008   1.274       0.892      1,039,452
                                                                                       2007   1.060       1.274      1,161,305
                                                                                       2006   1.010       1.060      1,657,096
                                                                                       2005   0.911       1.010      1,975,105
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)..................... 2011   0.515       0.552             --
                                                                                       2010   0.420       0.515      1,866,312
                                                                                       2009   0.271       0.420      2,216,019
                                                                                       2008   0.490       0.271      2,413,369
                                                                                       2007   0.408       0.490      2,856,596
                                                                                       2006   0.383       0.408      3,427,097
                                                                                       2005   0.348       0.383      4,617,331
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)..................... 2006   0.832       0.890             --
                                                                                       2005   0.751       0.832      2,980,527
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)........................................ 2006   1.556       1.751             --
                                                                                       2005   1.516       1.556      1,138,203
Legg Mason Partners Equity Trust
 LMPET S&P 500 Index Subaccount (Class A) (6/98)...................................... 2010   0.986       1.050             --
                                                                                       2009   0.793       0.986      7,585,516
                                                                                       2008   1.284       0.793      8,370,898
                                                                                       2007   1.239       1.284     10,245,734
                                                                                       2006   1.090       1.239     14,162,746
                                                                                       2005   1.059       1.090     17,968,038
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)....................... 2012   2.047       2.312      1,027,467
                                                                                       2011   1.971       2.047      1,948,627
                                                                                       2010   1.791       1.971      4,033,414
                                                                                       2009   1.357       1.791      4,884,811
                                                                                       2008   1.786       1.357      5,402,814
                                                                                       2007   1.781       1.786      6,142,790
                                                                                       2006   1.750       1.781      6,517,632
                                                                                       2005   1.742       1.750      8,590,975
 Templeton Growth Fund, Inc. (Class A) (8/96)......................................... 2011   2.094       2.346             --
                                                                                       2010   1.973       2.094      9,096,637
                                                                                       2009   1.528       1.973     12,052,664
                                                                                       2008   2.739       1.528     14,110,046
                                                                                       2007   2.715       2.739     18,139,480
                                                                                       2006   2.258       2.715     21,753,783
                                                                                       2005   2.115       2.258     24,634,141
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)............ 2012   1.072       1.256      2,204,937
                                                                                       2011   1.060       1.072      8,897,041
                                                                                       2010   0.859       1.060     20,678,263
                                                                                       2009   0.647       0.859     26,443,516
                                                                                       2008   1.099       0.647     31,284,102
                                                                                       2007   1.097       1.099     40,211,644
                                                                                       2006   1.022       1.097     45,313,401
                                                                                       2005   0.927       1.022     56,480,312
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)................. 2012   1.467       1.679      2,263,684
                                                                                       2011   1.449       1.467      4,459,451
                                                                                       2010   1.303       1.449      6,789,393
                                                                                       2009   1.081       1.303      8,447,866
                                                                                       2008   1.550       1.081     10,790,656
                                                                                       2007   1.448       1.550     12,360,673
                                                                                       2006   1.278       1.448     15,988,942
                                                                                       2005   1.241       1.278     18,272,296
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (4/07)........ 2012   1.334       1.504        622,756
                                                                                       2011   1.252       1.334      1,566,940
                                                                                       2010   1.130       1.252      2,876,435
                                                                                       2009   0.932       1.130      3,588,547
                                                                                       2008   1.452       0.932      4,591,099
                                                                                       2007   1.443       1.452      6,028,733

                                       MRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (4/07).... 2012   0.812       0.922      2,047,811
                                                                                       2011   0.877       0.812      3,884,818
                                                                                       2010   0.762       0.877      5,865,471
                                                                                       2009   0.597       0.762      6,950,854
                                                                                       2008   0.953       0.597      8,042,453
                                                                                       2007   0.993       0.953     10,360,867
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)............ 2012   1.604       1.906        741,953
                                                                                       2011   1.636       1.604      1,499,097
                                                                                       2010   1.509       1.636      2,460,724
                                                                                       2009   1.074       1.509      2,869,982
                                                                                       2008   1.735       1.074      3,549,913
                                                                                       2007   1.669       1.735      4,551,549
                                                                                       2006   1.616       1.669      6,380,597
                                                                                       2005   1.556       1.616      7,794,578
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............. 2012   1.563       1.797        979,595
                                                                                       2011   1.509       1.563      2,060,472
                                                                                       2010   1.396       1.509      3,965,082
                                                                                       2009   1.136       1.396      5,243,621
                                                                                       2008   1.788       1.136      6,626,008
                                                                                       2007   1.743       1.788      8,541,695
                                                                                       2006   1.493       1.743     10,862,446
                                                                                       2005   1.420       1.493     12,985,232
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............. 2012   1.415       1.668        573,052
                                                                                       2011   1.414       1.415        949,874
                                                                                       2010   1.144       1.414      1,356,167
                                                                                       2009   0.812       1.144      1,867,734
                                                                                       2008   1.388       0.812      1,990,008
                                                                                       2007   1.344       1.388      2,018,369
 LMPVET Equity Index Subaccount (Class II) (5/04)..................................... 2009   0.810       0.789             25
                                                                                       2008   1.312       0.810      8,979,331
                                                                                       2007   1.267       1.312     11,416,023
                                                                                       2006   1.115       1.267     16,157,797
                                                                                       2005   1.084       1.115     18,631,913
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)................ 2012   1.271       1.389        275,590
                                                                                       2011   1.288       1.271        645,319
                                                                                       2010   1.163       1.288      1,146,284
                                                                                       2009   0.959       1.163      1,422,817
                                                                                       2008   1.300       0.959      2,055,437
                                                                                       2007   1.187       1.300      2,122,971
                                                                                       2006   1.117       1.187      3,360,765
                                                                                       2005   1.084       1.117      4,049,355
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)............... 2011   1.008       0.997             --
                                                                                       2010   0.935       1.008        855,056
                                                                                       2009   0.807       0.935        582,646
                                                                                       2008   1.037       0.807        324,976
                                                                                       2007   1.036       1.037        512,534
                                                                                       2006   1.009       1.036        286,123
                                                                                       2005   0.998       1.009        217,008
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)..... 2012   1.971       2.302        865,669
                                                                                       2011   1.963       1.971      1,518,947
                                                                                       2010   1.731       1.963      2,092,112
                                                                                       2009   1.127       1.731      2,325,267
                                                                                       2008   1.651       1.127      2,549,809
                                                                                       2007   1.673       1.651      3,462,978
                                                                                       2006   1.532       1.673      4,250,443
                                                                                       2005   1.495       1.532      4,744,978
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)......................... 2010   1.214       1.209             --
                                                                                       2009   1.227       1.214     44,192,985
                                                                                       2008   1.212       1.227     55,466,313
                                                                                       2007   1.170       1.212     51,040,688
                                                                                       2006   1.133       1.170     56,106,472
                                                                                       2005   1.116       1.133     57,921,096
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98)........................................... 2007   2.240       2.352             --
                                                                                       2006   1.921       2.240      5,849,786
                                                                                       2005   1.871       1.921      6,618,937

                              MRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 LMPVPI Total Return Subaccount (Class I) (10/98)......................................... 2007   1.407
                                                                                           2006   1.266
                                                                                           2005   1.241
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)........................ 2007   1.280
                                                                                           2006   1.149
                                                                                           2005   1.109
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................... 2007   1.306
                                                                                           2006   1.128
                                                                                           2005   1.107
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................... 2007   1.374
                                                                                           2006   1.240
                                                                                           2005   1.161
Managed Assets Trust
 Managed Assets Trust (7/05).............................................................. 2006   1.019
                                                                                           2005   1.000
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2008   2.602
                                                                                           2007   2.485
                                                                                           2006   2.605
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2012   2.145
                                                                                           2011   2.117
                                                                                           2010   1.845
                                                                                           2009   1.269
                                                                                           2008   1.694
                                                                                           2007   1.670
                                                                                           2006   1.581
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)................................ 2007   1.128
                                                                                           2006   1.063
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)................................ 2012   0.949
                                                                                           2011   0.959
                                                                                           2010   0.863
                                                                                           2009   0.734
                                                                                           2008   1.186
                                                                                           2007   1.174
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2012   0.849
                                                                                           2011   0.908
                                                                                           2010   0.791
                                                                                           2009   0.593
                                                                                           2008   1.028
                                                                                           2007   1.223
                                                                                           2006   1.003
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06).................................. 2012   1.190
                                                                                           2011   1.342
                                                                                           2010   1.137
                                                                                           2009   0.892
                                                                                           2008   1.209
                                                                                           2007   1.237
                                                                                           2006   1.158
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2012   0.959
                                                                                           2011   0.992
                                                                                           2010   0.896
                                                                                           2009   0.702
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2012   0.888
                                                                                           2011   0.944
                                                                                           2010   0.843
                                                                                           2009   0.637
                                                                                           2008   1.000



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 LMPVPI Total Return Subaccount (Class I) (10/98)......................................... 1.449             --
                                                                                           1.407      7,758,290
                                                                                           1.266     10,113,092
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)........................ 1.367             --
                                                                                           1.280      2,258,192
                                                                                           1.149      2,324,426
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................... 1.359             --
                                                                                           1.306      5,577,051
                                                                                           1.128      5,215,295
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................... 1.516             --
                                                                                           1.374      2,911,819
                                                                                           1.240      2,999,591
Managed Assets Trust
 Managed Assets Trust (7/05).............................................................. 1.052             --
                                                                                           1.019         51,467
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2.510             --
                                                                                           2.602      3,052,454
                                                                                           2.485      3,299,642
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2.475        756,588
                                                                                           2.145      1,007,187
                                                                                           2.117      1,581,266
                                                                                           1.845      1,880,434
                                                                                           1.269      1,631,276
                                                                                           1.694      1,838,373
                                                                                           1.670      2,151,530
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)................................ 1.184             --
                                                                                           1.128      1,990,654
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)................................ 1.063        711,965
                                                                                           0.949        835,598
                                                                                           0.959      1,709,339
                                                                                           0.863      2,207,860
                                                                                           0.734      2,289,294
                                                                                           1.186      2,235,249
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.058      2,393,068
                                                                                           0.849      3,803,428
                                                                                           0.908      5,336,585
                                                                                           0.791      5,709,423
                                                                                           0.593      6,234,647
                                                                                           1.028      7,079,652
                                                                                           1.223      8,899,276
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06).................................. 1.359        251,925
                                                                                           1.190        244,607
                                                                                           1.342        227,814
                                                                                           1.137        296,210
                                                                                           0.892        295,825
                                                                                           1.209        414,030
                                                                                           1.237        177,946
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.074      1,371,068
                                                                                           0.959        980,349
                                                                                           0.992        821,982
                                                                                           0.896        472,668
                                                                                           0.702         33,068
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.017      1,815,717
                                                                                           0.888      1,552,096
                                                                                           0.944        958,613
                                                                                           0.843        669,346
                                                                                           0.637         41,214

                              MRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2012   1.006
                                                                                           2011   1.017
                                                                                           2010   0.937
                                                                                           2009   0.770
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2012   1.441
                                                                                           2011   1.697
                                                                                           2010   1.473
                                                                                           2009   0.960
                                                                                           2008   1.641
                                                                                           2007   1.677
                                                                                           2006   1.519
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2012   1.246
                                                                                           2011   1.274
                                                                                           2010   1.020
                                                                                           2009   0.770
                                                                                           2008   1.271
                                                                                           2007   1.156
                                                                                           2006   1.162
 MIST Janus Forty Subaccount (Class A) (4/06)............................................. 2012   2.472
                                                                                           2011   2.702
                                                                                           2010   2.495
                                                                                           2009   1.765
                                                                                           2008   3.076
                                                                                           2007   2.389
                                                                                           2006   2.325
 MIST Legg Mason ClearBridge Aggressive Growth Subaccount (Class B) (4/08)................ 2012   0.779
                                                                                           2011   0.763
                                                                                           2010   0.625
                                                                                           2009   0.476
                                                                                           2008   0.755
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 2009   0.863
                                                                                           2008   1.170
                                                                                           2007   1.114
                                                                                           2006   1.052
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................................. 2011   0.671
                                                                                           2010   0.634
                                                                                           2009   0.465
                                                                                           2008   0.890
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).............................. 2012   1.529
                                                                                           2011   1.477
                                                                                           2010   1.322
                                                                                           2009   0.977
                                                                                           2008   1.213
                                                                                           2007   1.150
                                                                                           2006   1.095
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (4/07) *............................. 2012   1.214
                                                                                           2011   1.277
                                                                                           2010   1.030
                                                                                           2009   0.825
                                                                                           2008   1.365
                                                                                           2007   1.500
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............................ 2009   0.761
                                                                                           2008   1.344
                                                                                           2007   1.216
                                                                                           2006   1.229
 MIST Met/Templeton Growth Subaccount (Class E) (5/11).................................... 2012   1.936
                                                                                           2011   2.348
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............................. 2012   0.873
                                                                                           2011   1.019
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/08).................... 2012   1.030
                                                                                           2011   1.279
                                                                                           2010   1.045
                                                                                           2009   0.626
                                                                                           2008   1.360



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.100        391,413
                                                                                           1.006        343,737
                                                                                           1.017        492,199
                                                                                           0.937        331,524
                                                                                           0.770         20,344
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 1.841      1,959,005
                                                                                           1.441      3,624,797
                                                                                           1.697      6,288,870
                                                                                           1.473      7,629,665
                                                                                           0.960      8,963,488
                                                                                           1.641     11,259,951
                                                                                           1.677     12,752,604
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 1.458        313,000
                                                                                           1.246        413,613
                                                                                           1.274        439,196
                                                                                           1.020        447,324
                                                                                           0.770        453,543
                                                                                           1.271        412,986
                                                                                           1.156         42,549
 MIST Janus Forty Subaccount (Class A) (4/06)............................................. 2.996      5,355,311
                                                                                           2.472      8,570,438
                                                                                           2.702     13,454,878
                                                                                           2.495     16,196,897
                                                                                           1.765     19,448,828
                                                                                           3.076     22,842,603
                                                                                           2.389     28,718,428
 MIST Legg Mason ClearBridge Aggressive Growth Subaccount (Class B) (4/08)................ 0.912        323,094
                                                                                           0.779        287,313
                                                                                           0.763        140,289
                                                                                           0.625         20,656
                                                                                           0.476          4,639
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 0.855             --
                                                                                           0.863         95,001
                                                                                           1.170         97,670
                                                                                           1.114          6,594
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................................. 0.714             --
                                                                                           0.671        100,168
                                                                                           0.634         84,804
                                                                                           0.465          1,895
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).............................. 1.708        376,922
                                                                                           1.529        725,588
                                                                                           1.477      1,229,116
                                                                                           1.322      1,850,341
                                                                                           0.977      1,591,966
                                                                                           1.213      1,698,046
                                                                                           1.150        960,420
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (4/07) *............................. 1.374        593,212
                                                                                           1.214      1,324,942
                                                                                           1.277      2,165,806
                                                                                           1.030      2,543,891
                                                                                           0.825      2,542,493
                                                                                           1.365      2,902,980
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............................ 0.724             10
                                                                                           0.761     11,542,998
                                                                                           1.344     14,814,033
                                                                                           1.216     18,754,656
 MIST Met/Templeton Growth Subaccount (Class E) (5/11).................................... 2.338      3,179,438
                                                                                           1.936      5,573,159
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............................. 1.006      2,897,181
                                                                                           0.873      4,319,390
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/08).................... 1.211        680,371
                                                                                           1.030        581,905
                                                                                           1.279        566,598
                                                                                           1.045        307,727
                                                                                           0.626         31,746

                                  MRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08)........ 2012   1.291       1.488         89,095
                                                                              2011   1.465       1.291        114,477
                                                                              2010   1.333       1.465        103,122
                                                                              2009   1.026       1.333        141,840
                                                                              2008   1.756       1.026         47,470
 MIST MLA Mid Cap Subaccount (Class A) (4/07)................................ 2012   2.448       2.552        689,634
                                                                              2011   2.614       2.448      1,472,819
                                                                              2010   2.149       2.614      1,924,745
                                                                              2009   1.587       2.149      2,052,042
                                                                              2008   1.144       1.587      2,394,589
                                                                              2007   1.288       1.144        126,016
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)........... 2012   0.850       0.956             --
                                                                              2011   0.870       0.850         81,542
                                                                              2010   0.803       0.870         89,939
                                                                              2009   0.565       0.803         82,364
                                                                              2008   1.007       0.565         54,556
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *........... 2012   1.347       1.453      1,909,607
                                                                              2011   1.224       1.347      1,999,399
                                                                              2010   1.148       1.224      1,244,923
                                                                              2009   0.983       1.148      1,375,849
                                                                              2008   1.066       0.983        833,102
                                                                              2007   1.005       1.066        393,318
 MIST PIMCO Total Return Subaccount (Class B) (5/09)......................... 2012   1.765       1.903      4,238,065
                                                                              2011   1.733       1.765      6,434,557
                                                                              2010   1.623       1.733      9,909,314
                                                                              2009   1.453       1.623     11,426,387
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................... 2012   1.452       1.585         50,362
                                                                              2011   1.541       1.452        192,178
                                                                              2010   1.344       1.541        346,278
                                                                              2009   1.099       1.344        369,786
                                                                              2008   1.657       1.099        354,503
                                                                              2007   1.599       1.657        324,106
                                                                              2006   1.484       1.599        377,143
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)...................... 2007   1.179       1.303             --
                                                                              2006   1.118       1.179         28,017
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................... 2012   2.247       2.476      1,040,037
                                                                              2011   2.197       2.247      1,537,711
                                                                              2010   1.984       2.197      2,566,007
                                                                              2009   1.510       1.984      3,222,141
                                                                              2008   1.714       1.510      3,288,656
                                                                              2007   1.629       1.714      3,300,196
                                                                              2006   1.569       1.629      3,363,666
 MIST RCM Technology Subaccount (Class B) (5/11)............................. 2012   0.445       0.493      1,218,350
                                                                              2011   0.550       0.445      1,315,845
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *............ 2012   0.887       1.033      5,887,235
                                                                              2011   0.936       0.887     10,810,815
                                                                              2010   0.811       0.936     19,851,521
                                                                              2009   0.694       0.811     24,012,047
                                                                              2008   1.104       0.694     29,123,216
                                                                              2007   1.078       1.104     36,350,314
                                                                              2006   1.001       1.078     40,266,815
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *............ 2012   1.574       1.833      2,209,731
                                                                              2011   1.752       1.574      3,770,904
                                                                              2010   1.481       1.752      5,509,443
                                                                              2009   1.186       1.481      6,406,176
                                                                              2008   1.712       1.186      7,570,132
                                                                              2007   1.789       1.712      9,093,181
                                                                              2006   1.751       1.789      1,727,327
 MIST Van Kampen Comstock Subaccount (Class B) (5/09)........................ 2012   1.445       1.691        491,621
                                                                              2011   1.486       1.445        887,062
                                                                              2010   1.310       1.486      1,835,375
                                                                              2009   1.048       1.310      1,987,813

                                MRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
Metropolitan Series Fund
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)............. 2012   0.634       0.693      4,539,462
                                                                          2011   0.663       0.634      8,084,131
                                                                          2010   0.583       0.663     12,172,827
                                                                          2009   0.396       0.583     13,770,208
                                                                          2008   0.739       0.396     17,292,919
                                                                          2007   0.622       0.739     21,314,773
                                                                          2006   0.635       0.622     26,974,032
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2012   1.743       1.850      1,519,095
                                                                          2011   1.657       1.743      2,500,569
                                                                          2010   1.549       1.657      3,555,138
                                                                          2009   1.434       1.549      4,443,106
                                                                          2008   1.504       1.434      4,637,374
                                                                          2007   1.434       1.504      5,058,358
                                                                          2006   1.377       1.434      5,969,967
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2012   1.119       1.241        230,653
                                                                          2011   1.092       1.119        192,755
                                                                          2010   1.009       1.092        124,909
                                                                          2009   0.868       1.009         98,357
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2012   1.122       1.262        126,205
                                                                          2011   1.114       1.122        221,368
                                                                          2010   1.036       1.114        139,993
                                                                          2009   0.945       1.036         61,728
                                                                          2008   1.384       0.945         75,627
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)....... 2012   1.376       1.554      3,437,350
                                                                          2011   1.531       1.376      7,570,122
                                                                          2010   1.295       1.531     13,491,637
                                                                          2009   1.026       1.295     17,493,502
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class B) (4/08)....... 2009   2.027       2.110             --
                                                                          2008   3.130       2.027         45,044
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2012   1.183       1.167      9,383,762
                                                                          2011   1.198       1.183     21,398,194
                                                                          2010   1.209       1.198     33,699,027
 MSF Davis Venture Value Subaccount (Class A) (4/08)..................... 2012   1.040       1.158      1,562,294
                                                                          2011   1.098       1.040      3,626,884
                                                                          2010   0.993       1.098      5,368,233
                                                                          2009   0.762       0.993      6,327,133
                                                                          2008   1.232       0.762      7,242,930
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.956       0.999             10
                                                                          2008   1.756       0.956     12,999,765
                                                                          2007   1.711       1.756     15,292,046
                                                                          2006   1.685       1.711     19,928,589
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2012   1.607       1.835      2,071,583
                                                                          2011   1.737       1.607      2,765,167
                                                                          2010   1.537       1.737      4,791,217
                                                                          2009   1.280       1.537      5,467,523
                                                                          2008   2.126       1.280      5,877,625
                                                                          2007   2.069       2.126      6,602,563
                                                                          2006   2.013       2.069      8,131,076
 MSF Jennison Growth Subaccount (Class A) (4/12)......................... 2012   0.950       0.920        641,870
 MSF Jennison Growth Subaccount (Class B) (4/08)......................... 2012   0.844       0.962          8,232
                                                                          2011   0.853       0.844        966,333
                                                                          2010   0.776       0.853      1,064,480
                                                                          2009   0.564       0.776      1,311,531
                                                                          2008   0.849       0.564      1,204,437
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........... 2011   0.942       1.022             --
                                                                          2010   0.825       0.942      4,893,604
                                                                          2009   0.636       0.825      5,061,384
                                                                          2008   1.081       0.636      5,537,308
                                                                          2007   1.061       1.081      4,221,614
                                                                          2006   1.000       1.061      1,958,944

                                     MRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 2012   1.211       1.305      3,205,012
                                                                                    2011   1.188       1.211      2,990,464
                                                                                    2010   1.093       1.188      3,678,320
                                                                                    2009   0.919       1.093      3,051,789
                                                                                    2008   1.088       0.919      2,133,622
                                                                                    2007   1.044       1.088      1,162,306
                                                                                    2006   1.000       1.044        383,115
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 2012   1.126       1.239      2,347,220
                                                                                    2011   1.129       1.126      2,667,434
                                                                                    2010   1.026       1.129      2,874,192
                                                                                    2009   0.840       1.026      2,872,537
                                                                                    2008   1.086       0.840      2,776,858
                                                                                    2007   1.049       1.086      2,291,363
                                                                                    2006   1.000       1.049        883,128
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 2012   1.039       1.162     15,254,988
                                                                                    2011   1.068       1.039     15,109,022
                                                                                    2010   0.956       1.068     17,557,990
                                                                                    2009   0.765       0.956     15,625,705
                                                                                    2008   1.086       0.765     15,069,930
                                                                                    2007   1.055       1.086     11,330,342
                                                                                    2006   1.000       1.055      3,589,386
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)......... 2012   0.953       1.086     10,579,837
                                                                                    2011   1.004       0.953     11,809,727
                                                                                    2010   0.886       1.004     13,650,455
                                                                                    2009   0.696       0.886     13,663,307
                                                                                    2008   1.086       0.696     11,733,669
                                                                                    2007   1.060       1.086      9,455,372
                                                                                    2006   1.000       1.060      5,640,976
 MSF MetLife Stock Index Subaccount (Class A) (5/09) *............................. 2012   1.055       1.205      5,708,323
                                                                                    2011   1.049       1.055      9,016,727
                                                                                    2010   0.926       1.049     14,424,993
                                                                                    2009   0.750       0.926      8,207,661
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)......................... 2012   2.192       2.410      3,997,834
                                                                                    2011   2.173       2.192      6,398,691
                                                                                    2010   2.004       2.173     10,017,498
                                                                                    2009   1.715       2.004     11,933,566
                                                                                    2008   2.236       1.715     14,963,634
                                                                                    2007   2.175       2.236     19,448,863
                                                                                    2006   2.031       2.175     23,285,509
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................................ 2012   1.306       1.503      1,144,577
                                                                                    2011   1.312       1.306      2,112,750
                                                                                    2010   1.193       1.312      3,278,631
                                                                                    2009   1.000       1.193      3,622,554
                                                                                    2008   1.501       1.000      3,456,678
                                                                                    2007   1.413       1.501      2,763,653
                                                                                    2006   1.276       1.413      1,979,896
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/08)......................... 2012   1.713       2.049        177,899
                                                                                    2011   1.894       1.713        163,854
                                                                                    2010   1.656       1.894        123,395
                                                                                    2009   1.200       1.656         98,593
                                                                                    2008   1.936       1.200         22,833
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................... 2012   1.047       1.226      1,940,003
                                                                                    2011   1.075       1.047      2,542,898
                                                                                    2010   0.933       1.075      3,295,036
                                                                                    2009   0.661       0.933      3,778,580
                                                                                    2008   1.154       0.661      3,936,973
                                                                                    2007   1.071       1.154      4,188,672
                                                                                    2006   0.998       1.071      4,045,842
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................... 2012   1.415       1.618      3,022,901
                                                                                    2011   1.413       1.415      5,375,658
                                                                                    2010   1.063       1.413      7,816,583
                                                                                    2009   0.777       1.063      8,473,760
                                                                                    2008   1.179       0.777      9,639,789
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06).......... 2007   1.118       1.161             --
                                                                                    2006   1.050       1.118        143,329

                                      MRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *.......... 2012   1.241       1.268      2,705,000
                                                                                      2011   1.190       1.241      4,375,374
                                                                                      2010   1.137       1.190      6,050,925
                                                                                      2009   1.103       1.137      6,823,795
                                                                                      2008   1.119       1.103      7,512,059
                                                                                      2007   1.085       1.119      8,563,783
                                                                                      2006   1.046       1.085     10,319,724
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)...................... 2006   1.122       1.186             --
                                                                                      2005   1.075       1.122      2,995,331
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/05)...................... 2007   0.980       1.001             --
                                                                                      2006   0.986       0.980        109,257
                                                                                      2005   1.000       0.986         19,599
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)..................... 2009   1.401       1.449              8
                                                                                      2008   1.355       1.401     10,784,531
                                                                                      2007   1.262       1.355      9,605,873
                                                                                      2006   1.231       1.262     10,313,946
                                                                                      2005   1.218       1.231     10,959,074
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01).............................. 2007   1.978       2.115             --
                                                                                      2006   1.709       1.978      8,877,921
                                                                                      2005   1.617       1.709      9,127,513
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04)................................ 2006   1.153       1.229             --
                                                                                      2005   1.074       1.153     23,814,110
 Travelers Convertible Securities Subaccount (5/04).................................. 2006   1.027       1.095             --
                                                                                      2005   1.036       1.027        304,578
 Travelers Disciplined Mid Cap Stock Subaccount (8/98)............................... 2006   2.383       2.605             --
                                                                                      2005   2.147       2.383      3,951,037
 Travelers Equity Income Subaccount (10/96).......................................... 2006   1.914       2.013             --
                                                                                      2005   1.856       1.914     10,972,268
 Travelers Federated High Yield Subaccount (11/96)................................... 2006   1.540       1.581             --
                                                                                      2005   1.522       1.540      2,050,790
 Travelers Large Cap Subaccount (9/96)............................................... 2006   1.633       1.685             --
                                                                                      2005   1.522       1.633     13,723,565
 Travelers Managed Allocation Series: Aggressive Subaccount (7/05)................... 2006   1.054       1.122             --
                                                                                      2005   1.000       1.054         81,093
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 2006   1.020       1.024             --
                                                                                      2005   1.000       1.020          4,644
 Travelers Managed Allocation Series: Moderate Subaccount (6/05)..................... 2006   1.045       1.084             --
                                                                                      2005   1.000       1.045        145,433
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 2006   1.068       1.115             --
                                                                                      2005   1.000       1.068        514,701
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)........ 2006   1.027       1.048             --
                                                                                      2005   1.000       1.027          1,991
 Travelers Mercury Large Cap Core Subaccount (6/98).................................. 2006   1.001       1.063             --
                                                                                      2005   0.905       1.001      2,421,732
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/01)............................. 2006   0.600       0.635             --
                                                                                      2005   0.590       0.600     33,812,297
 Travelers MFS(Reg. TM) Total Return Subaccount (8/96)............................... 2006   1.965       2.031             --
                                                                                      2005   1.934       1.965     28,235,691
 Travelers MFS(Reg. TM) Value Subaccount (5/04)...................................... 2006   1.180       1.276             --
                                                                                      2005   1.123       1.180        864,629
 Travelers Mondrian International Stock Subaccount (9/96)............................ 2006   1.321       1.519             --
                                                                                      2005   1.222       1.321     13,209,353
 Travelers Pioneer Fund Subaccount (5/03)............................................ 2006   1.397       1.484             --
                                                                                      2005   1.336       1.397        148,629

                                  MRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                     UNIT      UNIT       NUMBER OF
                                                                                    VALUE      VALUE        UNITS
                                                                                      AT        AT       OUTSTANDING
                                                                                  BEGINNING   END OF         AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR      END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ----------------
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.061       1.118              --
                                                                          2005   1.000       1.061           5,766
 Travelers Pioneer Strategic Income Subaccount (9/96).................... 2006   1.552       1.569              --
                                                                          2005   1.517       1.552       3,067,805
 Travelers Quality Bond Subaccount (7/97)................................ 2006   1.389       1.377              --
                                                                          2005   1.384       1.389       7,481,341
 Travelers Strategic Equity Subaccount (9/96)............................ 2006   1.620       1.692              --
                                                                          2005   1.609       1.620       10,796,465
 Travelers Style Focus Series: Small Cap Growth Subaccount (9/05)........ 2006   1.008       1.162              --
                                                                          2005   1.000       1.008           8,832
 Travelers Style Focus Series: Small Cap Value Subaccount (9/05)......... 2006   1.009       1.158              --
                                                                          2005   1.000       1.009             341
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.084       1.046              --
                                                                          2005   1.053       1.084       13,518,079
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (5/03).................... 2009   1.044       1.014                (2)
                                                                          2008   1.648       1.044       2,073,591
                                                                          2007   1.709       1.648       2,363,002
                                                                          2006   1.492       1.709       2,280,050
                                                                          2005   1.452       1.492       2,172,690



------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2012.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2012 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into the Met Investors Series Trust-Pioneer Mid Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.


Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series-Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust - MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust - MFS(Reg. TM) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap
Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust - Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Equity Trust-Legg Mason Partners S&P 500 Index Fund - Class A was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series - Global Technology Portfolio - Service Shares was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Templeton Growth Fund, Inc.-Templeton Growth Fund, Inc. Portfolio - Class A was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio - Class A was merged into Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

                       CONDENSED FINANCIAL INFORMATION --
                                      UGVA
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                          UGVA -- SEPARATE ACCOUNT CHARGES 1.00%
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus A Bonds Plus, Inc. (9/96)................................................ 2006   1.500       1.500            --
                                                                                  2005   1.485       1.500            --
Smith Barney Aggressive Growth Subaccount Inc. (Class A) (10/96)................. 2006   3.005       3.005            --
                                                                                  2005   3.005       3.005            --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01)........ 2008   0.905       0.865            --
                                                                                  2007   0.784       0.905       123,946
                                                                                  2006   0.771       0.784       120,652
                                                                                  2005   0.724       0.771       105,805
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/04)................. 2006   1.118       1.171            --
                                                                                  2005   1.079       1.118     3,780,258
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/01).................. 2006   0.893       0.878            --
                                                                                  2005   0.785       0.893       131,366
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)........................ 2012   1.454       1.764         3,108
                                                                                  2011   1.612       1.454       123,782
                                                                                  2010   1.457       1.612       567,860
                                                                                  2009   1.034       1.457       552,897
                                                                                  2008   1.695       1.034       511,218
                                                                                  2007   1.491       1.695       598,350
                                                                                  2006   1.250       1.491       467,232
                                                                                  2005   1.107       1.250       159,813
 American Funds Growth Subaccount (Class 2) (5/04)............................... 2012   1.297       1.514         2,475
                                                                                  2011   1.369       1.297       360,164
                                                                                  2010   1.165       1.369     1,265,051
                                                                                  2009   0.844       1.165     1,391,413
                                                                                  2008   1.521       0.844     1,338,665
                                                                                  2007   1.368       1.521     1,609,831
                                                                                  2006   1.253       1.368     1,290,110
                                                                                  2005   1.090       1.253       666,910
 American Funds Growth-Income Subaccount (Class 2) (5/04)........................ 2012   1.152       1.340         2,677
                                                                                  2011   1.185       1.152        93,482
                                                                                  2010   1.074       1.185       807,230
                                                                                  2009   0.827       1.074       886,245
                                                                                  2008   1.344       0.827       779,720
                                                                                  2007   1.292       1.344       768,037
                                                                                  2006   1.133       1.292       649,045
                                                                                  2005   1.081       1.133       295,088
Capital Appreciation Fund
 Capital Appreciation Fund (8/96)................................................ 2006   2.427       2.406            --
                                                                                  2005   2.074       2.427     1,985,786
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03)............................ 2006   1.750       2.298            --
                                                                                  2005   1.649       1.750       225,503
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)..................... 2008   1.330       1.276            --
                                                                                  2007   1.254       1.330       751,513
                                                                                  2006   1.088       1.254       744,997
                                                                                  2005   1.053       1.088       958,402
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98)............... 2008   1.283       1.214            --
                                                                                  2007   1.457       1.283     1,262,574
                                                                                  2006   1.419       1.457     1,963,713
                                                                                  2005   1.354       1.419     2,186,979

                                     UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)............... 2012   1.521       1.748         4,000
                                                                                     2011   1.580       1.521       112,504
                                                                                     2010   1.365       1.580       497,022
                                                                                     2009   1.018       1.365       569,582
                                                                                     2008   1.793       1.018       625,998
                                                                                     2007   1.544       1.793       934,598
                                                                                     2006   1.400       1.544       819,336
                                                                                     2005   1.212       1.400       560,332
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................... 2012   2.141       2.428        12,737
                                                                                     2011   2.426       2.141       213,607
                                                                                     2010   1.906       2.426       608,961
                                                                                     2009   1.377       1.906       686,971
                                                                                     2008   2.304       1.377       803,227
                                                                                     2007   2.017       2.304     1,217,029
                                                                                     2006   1.813       2.017     1,175,440
                                                                                     2005   1.551       1.813     1,006,536
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (5/01)........ 2012   1.168       1.281           964
                                                                                     2011   1.239       1.168        22,012
                                                                                     2010   0.981       1.239       122,942
                                                                                     2009   0.690       0.981       136,338
                                                                                     2008   1.212       0.690       169,325
                                                                                     2007   1.100       1.212       216,240
                                                                                     2006   1.022       1.100       215,995
                                                                                     2005   0.986       1.022       175,198
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)........................ 2006   1.467       1.720            --
                                                                                     2005   1.341       1.467       113,813
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)......... 2012   2.837       3.179         1,911
                                                                                     2011   3.406       2.837        53,702
                                                                                     2010   2.926       3.406       277,271
                                                                                     2009   1.712       2.926       333,538
                                                                                     2008   3.657       1.712       305,432
                                                                                     2007   2.868       3.657       608,769
                                                                                     2006   2.261       2.868       474,440
                                                                                     2005   1.792       2.261       253,272
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................... 2012   1.317       1.541         3,825
                                                                                     2011   1.488       1.317       104,855
                                                                                     2010   1.387       1.488       421,308
                                                                                     2009   1.022       1.387       493,035
                                                                                     2008   1.731       1.022       511,847
                                                                                     2007   1.515       1.731       688,281
                                                                                     2006   1.260       1.515       631,646
                                                                                     2005   1.155       1.260       374,098
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).......................... 2012   0.660       0.765            16
                                                                                     2011   0.678       0.660       336,709
                                                                                     2010   0.546       0.678     1,027,925
                                                                                     2009   0.382       0.546     1,334,672
                                                                                     2008   0.686       0.382     1,525,443
                                                                                     2007   0.569       0.686     2,005,754
                                                                                     2006   0.508       0.569     1,840,661
                                                                                     2005   0.458       0.508     2,229,221
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)................... 2006   0.846       0.906            --
                                                                                     2005   0.762       0.846       201,434
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)...................................... 2006   1.569       1.770            --
                                                                                     2005   1.523       1.569        31,901
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)...................... 2012   1.730       1.975           479
                                                                                     2011   1.881       1.730        90,159
                                                                                     2010   1.521       1.881       218,311
                                                                                     2009   1.156       1.521       256,910
                                                                                     2008   1.823       1.156       309,641
                                                                                     2007   1.890       1.823       471,714
                                                                                     2006   1.714       1.890       642,333
                                                                                     2005   1.624       1.714       619,292

                                       UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                                    UNIT      UNIT     NUMBER OF
                                                                                                   VALUE      VALUE      UNITS
                                                                                                     AT        AT     OUTSTANDING
                                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                                            YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)......................... 2012   2.154       2.441           868
                                                                                         2011   2.068       2.154        52,572
                                                                                         2010   1.873       2.068       260,828
                                                                                         2009   1.415       1.873       399,177
                                                                                         2008   1.857       1.415       379,513
                                                                                         2007   1.846       1.857       699,924
                                                                                         2006   1.809       1.846       911,728
                                                                                         2005   1.795       1.809       933,988
 Templeton Growth Fund, Inc. (Class A) (8/96)........................................... 2011   2.198       2.464            --
                                                                                         2010   2.064       2.198       481,496
                                                                                         2009   1.594       2.064       447,183
                                                                                         2008   2.848       1.594       575,104
                                                                                         2007   2.815       2.848     1,088,861
                                                                                         2006   2.334       2.815     1,329,621
                                                                                         2005   2.180       2.334     1,276,579
Legg Mason Partners Investment Series
 LMPIS Growth and Income Subaccount (5/01).............................................. 2007   1.123       1.177            --
                                                                                         2006   1.008       1.123       221,435
                                                                                         2005   0.981       1.008       166,525
 LMPIS Premier Selections All Cap Growth Subaccount (5/01).............................. 2007   0.984       1.050            --
                                                                                         2006   0.926       0.984       923,766
                                                                                         2005   0.880       0.926       954,538
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00).............. 2012   1.110       1.305       118,219
                                                                                         2011   1.095       1.110     1,297,456
                                                                                         2010   0.884       1.095     2,395,619
                                                                                         2009   0.664       0.884     2,521,637
                                                                                         2008   1.125       0.664     3,256,361
                                                                                         2007   1.120       1.125     7,141,988
                                                                                         2006   1.039       1.120     7,508,906
                                                                                         2005   0.940       1.039     8,477,137
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)................... 2012   1.530       1.756        11,140
                                                                                         2011   1.506       1.530       124,525
                                                                                         2010   1.350       1.506       675,471
                                                                                         2009   1.117       1.350       877,535
                                                                                         2008   1.596       1.117       978,725
                                                                                         2007   1.487       1.596     1,246,294
                                                                                         2006   1.308       1.487     1,223,509
                                                                                         2005   1.267       1.308     1,768,235
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (4/07).......... 2012   1.389       1.571           448
                                                                                         2011   1.300       1.389       168,023
                                                                                         2010   1.170       1.300       324,542
                                                                                         2009   0.962       1.170       326,302
                                                                                         2008   1.495       0.962       393,660
                                                                                         2007   1.482       1.495       667,625
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (5/01)...... 2012   0.831       0.946        19,588
                                                                                         2011   0.895       0.831        96,826
                                                                                         2010   0.776       0.895       634,934
                                                                                         2009   0.606       0.776       730,232
                                                                                         2008   0.964       0.606       680,929
                                                                                         2007   1.012       0.964     1,502,896
                                                                                         2006   1.012       1.012            --
                                                                                         2005   1.012       1.012            --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98).............. 2012   1.671       1.991         9,176
                                                                                         2011   1.699       1.671       166,260
                                                                                         2010   1.562       1.699       352,178
                                                                                         2009   1.108       1.562       440,287
                                                                                         2008   1.785       1.108       687,996
                                                                                         2007   1.712       1.785       906,220
                                                                                         2006   1.653       1.712     1,139,679
                                                                                         2005   1.587       1.653     1,164,340

                                      UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............ 2012   1.627       1.877        28,273
                                                                                      2011   1.566       1.627       155,986
                                                                                      2010   1.445       1.566       323,265
                                                                                      2009   1.172       1.445       339,895
                                                                                      2008   1.839       1.172       564,406
                                                                                      2007   1.788       1.839     1,277,401
                                                                                      2006   1.527       1.788     1,700,821
                                                                                      2005   1.448       1.527     1,787,678
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............ 2012   1.461       1.728         2,769
                                                                                      2011   1.456       1.461        61,326
                                                                                      2010   1.175       1.456       123,207
                                                                                      2009   0.831       1.175       188,938
                                                                                      2008   1.416       0.831       172,434
                                                                                      2007   1.369       1.416       351,395
 LMPVET Equity Index Subaccount (Class II) (5/04).................................... 2009   0.821       0.801            --
                                                                                      2008   1.327       0.821     2,121,513
                                                                                      2007   1.277       1.327     3,029,716
                                                                                      2006   1.121       1.277     3,854,937
                                                                                      2005   1.086       1.121     3,655,254
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)............... 2012   1.301       1.425         4,855
                                                                                      2011   1.314       1.301        75,214
                                                                                      2010   1.183       1.314       149,162
                                                                                      2009   0.973       1.183       186,256
                                                                                      2008   1.314       0.973       266,050
                                                                                      2007   1.197       1.314       311,354
                                                                                      2006   1.122       1.197       470,376
                                                                                      2005   1.086       1.122       786,605
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2012   1.020       1.020            --
                                                                                      2011   1.030       1.020            --
                                                                                      2010   0.953       1.030       219,766
                                                                                      2009   0.820       0.953        69,501
                                                                                      2008   1.050       0.820        33,363
                                                                                      2007   1.047       1.050        28,314
                                                                                      2006   1.016       1.047       129,904
                                                                                      2005   1.002       1.016        15,979
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)........ 2011   1.543       1.577            --
                                                                                      2010   1.398       1.543        76,256
                                                                                      2009   1.183       1.398        74,499
                                                                                      2008   1.383       1.183       179,833
                                                                                      2007   1.370       1.383       391,345
                                                                                      2006   1.313       1.370       411,154
                                                                                      2005   1.293       1.313       389,636
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98).... 2012   2.055       2.407            --
                                                                                      2011   2.041       2.055        87,118
                                                                                      2010   1.794       2.041       238,890
                                                                                      2009   1.165       1.794       249,507
                                                                                      2008   1.701       1.165       291,650
                                                                                      2007   1.719       1.701       455,015
                                                                                      2006   1.569       1.719       588,175
                                                                                      2005   1.527       1.569       500,840
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................ 2010   1.258       1.254            --
                                                                                      2009   1.268       1.258     3,733,635
                                                                                      2008   1.248       1.268     5,010,250
                                                                                      2007   1.202       1.248     8,132,833
                                                                                      2006   1.160       1.202     8,689,221
                                                                                      2005   1.140       1.160     7,578,346
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98).......................................... 2007   2.299       2.416            --
                                                                                      2006   1.966       2.299       794,784
                                                                                      2005   1.908       1.966       868,168
 LMPVPI Total Return Subaccount (Class I) (10/98).................................... 2007   1.443       1.488            --
                                                                                      2006   1.295       1.443       853,851
                                                                                      2005   1.266       1.295       945,608

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.302       1.392            --
                                                                          2006   1.165       1.302       350,750
                                                                          2005   1.122       1.165       302,859
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).............. 2007   1.316       1.371            --
                                                                          2006   1.134       1.316       436,700
                                                                          2005   1.109       1.134       143,621
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).................. 2007   1.385       1.530            --
                                                                          2006   1.246       1.385       383,766
                                                                          2005   1.163       1.246       281,105
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   2.678       2.586            --
                                                                          2007   2.551       2.678       204,350
                                                                          2006   2.668       2.551       260,791
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2012   1.790       2.072         1,416
                                                                          2011   1.762       1.790        45,570
                                                                          2010   1.531       1.762       211,372
                                                                          2009   1.050       1.531       212,297
                                                                          2008   1.397       1.050       160,421
                                                                          2007   1.373       1.397       231,289
                                                                          2006   1.298       1.373       205,886
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............... 2007   1.159       1.218            --
                                                                          2006   1.090       1.159       328,339
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............... 2012   0.990       1.112        17,950
                                                                          2011   0.998       0.990        58,270
                                                                          2010   0.895       0.998       371,664
                                                                          2009   0.758       0.895       341,583
                                                                          2008   1.222       0.758       334,408
                                                                          2007   1.208       1.222       370,420
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2012   0.864       1.080        16,003
                                                                          2011   0.921       0.864        88,649
                                                                          2010   0.800       0.921       449,487
                                                                          2009   0.598       0.800       441,952
                                                                          2008   1.033       0.598       440,411
                                                                          2007   1.225       1.033       717,395
                                                                          2006   1.003       1.225       719,674
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2012   1.516       1.943         4,867
                                                                          2011   1.780       1.516       161,005
                                                                          2010   1.541       1.780       787,088
                                                                          2009   1.001       1.541       943,213
                                                                          2008   1.706       1.001     1,116,496
                                                                          2007   1.738       1.706     1,749,993
                                                                          2006   1.571       1.738     2,094,764
 MIST Janus Forty Subaccount (Class A) (4/06)............................ 2012   2.602       3.164        11,625
                                                                          2011   2.835       2.602       162,578
                                                                          2010   2.611       2.835       898,465
                                                                          2009   1.841       2.611     1,172,476
                                                                          2008   3.199       1.841     1,484,845
                                                                          2007   2.477       3.199     2,004,200
                                                                          2006   2.406       2.477     2,433,872
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............. 2012   1.564       1.753            48
                                                                          2011   1.507       1.564       102,677
                                                                          2010   1.345       1.507       156,395
                                                                          2009   0.991       1.345       125,371
                                                                          2008   1.226       0.991       103,057
                                                                          2007   1.159       1.226       253,907
                                                                          2006   1.102       1.159       155,273
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (4/07) *............ 2012   1.242       1.410            --
                                                                          2011   1.303       1.242        52,872
                                                                          2010   1.048       1.303       285,268
                                                                          2009   0.837       1.048       268,637
                                                                          2008   1.380       0.837       335,603
                                                                          2007   1.514       1.380       523,212

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 2009   0.771       0.735            --
                                                                           2008   1.358       0.771     1,171,229
                                                                           2007   1.226       1.358     2,271,601
                                                                           2006   1.236       1.226     2,857,200
 MIST Met/Templeton Growth Subaccount (Class E) (5/11).................... 2012   2.038       2.468         5,044
                                                                           2011   2.466       2.038       164,852
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............. 2012   0.888       1.026           138
                                                                           2011   1.034       0.888        67,247
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................. 2012   2.551       2.666            --
                                                                           2011   2.716       2.551        54,649
                                                                           2010   2.226       2.716       113,304
                                                                           2009   1.639       2.226       118,017
                                                                           2008   2.581       1.639       151,960
 MIST PIMCO Total Return Subaccount (Class B) (5/09)...................... 2012   1.822       1.971        21,626
                                                                           2011   1.784       1.822       127,586
                                                                           2010   1.666       1.784       973,461
                                                                           2009   1.489       1.666     1,200,948
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................ 2012   1.491       1.632            --
                                                                           2011   1.577       1.491        27,203
                                                                           2010   1.371       1.577        86,275
                                                                           2009   1.118       1.371        76,582
                                                                           2008   1.681       1.118        69,570
                                                                           2007   1.617       1.681        61,072
                                                                           2006   1.497       1.617        40,966
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................ 2012   2.365       2.613            --
                                                                           2011   2.305       2.365        52,475
                                                                           2010   2.075       2.305       234,471
                                                                           2009   1.575       2.075       257,992
                                                                           2008   1.782       1.575       244,000
                                                                           2007   1.688       1.782       335,244
                                                                           2006   1.623       1.688       272,422
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *......... 2012   0.902       1.054        19,919
                                                                           2011   0.950       0.902       755,755
                                                                           2010   0.820       0.950     1,758,959
                                                                           2009   0.699       0.820     1,787,154
                                                                           2008   1.109       0.699     1,842,942
                                                                           2007   1.080       1.109     4,435,724
                                                                           2006   1.001       1.080     4,283,424
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *......... 2012   1.616       1.887         9,111
                                                                           2011   1.793       1.616       209,819
                                                                           2010   1.510       1.793       372,066
                                                                           2009   1.207       1.510       392,236
                                                                           2008   1.737       1.207       475,138
                                                                           2007   1.809       1.737       724,701
                                                                           2006   1.770       1.809        77,520
 MIST Van Kampen Comstock Subaccount (Class B) (5/09)..................... 2012   1.483       1.741           860
                                                                           2011   1.521       1.483         8,001
                                                                           2010   1.337       1.521       168,017
                                                                           2009   1.067       1.337       159,751
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (9/00).......... 2007   1.350       1.397            --
                                                                           2006   1.307       1.350       713,666
                                                                           2005   1.294       1.307     1,241,377
 MetLife Investment International Stock Subaccount (Class I) (7/00)....... 2007   1.165       1.253            --
                                                                           2006   0.930       1.165       832,495
                                                                           2005   0.819       0.930       707,055
 MetLife Investment Large Company Stock Subaccount (Class I) (7/01)....... 2007   1.152       1.206            --
                                                                           2006   1.034       1.152       528,397
                                                                           2005   0.979       1.034       727,228
 MetLife Investment Small Company Stock Subaccount (Class I) (9/00)....... 2007   1.361       1.362            --
                                                                           2006   1.209       1.361       508,789
                                                                           2005   1.138       1.209       681,640

                                    UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
Metropolitan Series Fund
 MSF Barclays Capital Aggregate Bond Index Subaccount (Class A) (11/07) *........ 2012   1.728       1.778         6,860
                                                                                  2011   1.624       1.728       334,518
                                                                                  2010   1.547       1.624       378,733
                                                                                  2009   1.485       1.547       383,663
                                                                                  2008   1.416       1.485       500,625
                                                                                  2007   1.395       1.416       691,127
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)..................... 2012   0.654       0.718        21,700
                                                                                  2011   0.682       0.654       566,828
                                                                                  2010   0.598       0.682       847,124
                                                                                  2009   0.405       0.598     1,102,397
                                                                                  2008   0.753       0.405     1,368,696
                                                                                  2007   0.632       0.753     1,863,025
                                                                                  2006   0.645       0.632     2,471,248
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)........................... 2012   1.826       1.944         4,122
                                                                                  2011   1.730       1.826       137,278
                                                                                  2010   1.613       1.730       229,392
                                                                                  2009   1.489       1.613       179,956
                                                                                  2008   1.557       1.489       239,978
                                                                                  2007   1.479       1.557       425,915
                                                                                  2006   1.418       1.479       514,510
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)............... 2012   1.448       1.640        53,668
                                                                                  2011   1.606       1.448       409,389
                                                                                  2010   1.354       1.606     1,671,992
                                                                                  2009   1.071       1.354     1,747,869
 MSF BlackRock Money Market Subaccount (Class E) (5/10).......................... 2012   1.234       1.221       110,369
                                                                                  2011   1.246       1.234     2,490,530
                                                                                  2010   1.254       1.246     4,182,348
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................. 2012   1.084       1.212        12,278
                                                                                  2011   1.141       1.084       119,655
                                                                                  2010   1.029       1.141       427,677
                                                                                  2009   0.788       1.029       388,101
                                                                                  2008   1.271       0.788       371,084
 MSF FI Large Cap Subaccount (Class A) (4/06).................................... 2009   0.997       1.043            --
                                                                                  2008   1.825       0.997     1,073,253
                                                                                  2007   1.774       1.825     2,033,697
                                                                                  2006   1.743       1.774     2,212,688
 MSF FI Value Leaders Subaccount (Class D) (4/06)................................ 2012   1.690       1.935         5,122
                                                                                  2011   1.821       1.690       135,822
                                                                                  2010   1.607       1.821       438,223
                                                                                  2009   1.334       1.607       294,614
                                                                                  2008   2.209       1.334       353,168
                                                                                  2007   2.143       2.209       557,102
                                                                                  2006   2.081       2.143       655,895
 MSF Jennison Growth Subaccount (Class B) (4/08)................................. 2012   0.871       0.997            --
                                                                                  2011   0.878       0.871         6,847
                                                                                  2010   0.797       0.878       105,989
                                                                                  2009   0.577       0.797       188,425
                                                                                  2008   0.867       0.577       152,299
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)................... 2011   0.955       1.037            --
                                                                                  2010   0.834       0.955       609,023
                                                                                  2009   0.641       0.834       280,859
                                                                                  2008   1.087       0.641       371,116
                                                                                  2007   1.063       1.087       317,997
                                                                                  2006   1.000       1.063        32,682
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................. 2012   1.231       1.331            --
                                                                                  2011   1.205       1.231           608
                                                                                  2010   1.106       1.205       138,558
                                                                                  2009   0.927       1.106        51,661
                                                                                  2008   1.093       0.927        88,688
                                                                                  2007   1.046       1.093        15,847
                                                                                  2006   1.000       1.046           488

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06).............. 2012   1.146
                                                                                           2011   1.145
                                                                                           2010   1.037
                                                                                           2009   0.847
                                                                                           2008   1.091
                                                                                           2007   1.052
                                                                                           2006   1.000
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06).............................. 2012   1.057
                                                                                           2011   1.083
                                                                                           2010   0.966
                                                                                           2009   0.771
                                                                                           2008   1.092
                                                                                           2007   1.057
                                                                                           2006   1.000
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)................ 2012   0.970
                                                                                           2011   1.018
                                                                                           2010   0.896
                                                                                           2009   0.701
                                                                                           2008   1.092
                                                                                           2007   1.062
                                                                                           2006   1.000
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *................................... 2012   1.089
                                                                                           2011   1.080
                                                                                           2010   0.950
                                                                                           2009   0.760
                                                                                           2008   1.220
                                                                                           2007   1.229
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2012   2.307
                                                                                           2011   2.280
                                                                                           2010   2.096
                                                                                           2009   1.789
                                                                                           2008   2.326
                                                                                           2007   2.255
                                                                                           2006   2.101
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2012   1.336
                                                                                           2011   1.338
                                                                                           2010   1.213
                                                                                           2009   1.014
                                                                                           2008   1.518
                                                                                           2007   1.425
                                                                                           2006   1.284
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *.............................. 2012   0.838
                                                                                           2011   0.967
                                                                                           2010   0.903
                                                                                           2009   0.709
                                                                                           2008   1.236
                                                                                           2007   1.265
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........................... 2012   1.326
                                                                                           2011   1.396
                                                                                           2010   1.111
                                                                                           2009   0.891
                                                                                           2008   1.353
                                                                                           2007   1.392
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2012   1.065
                                                                                           2011   1.090
                                                                                           2010   0.943
                                                                                           2009   0.666
                                                                                           2008   1.160
                                                                                           2007   1.073
                                                                                           2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2012   1.475
                                                                                           2011   1.469
                                                                                           2010   1.102
                                                                                           2009   0.803
                                                                                           2008   1.216
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2012   1.606
                                                                                           2011   1.580



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06).............. 1.264            --
                                                                                           1.146            17
                                                                                           1.145       181,210
                                                                                           1.037        29,326
                                                                                           0.847        59,122
                                                                                           1.091        54,713
                                                                                           1.052         7,316
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06).............................. 1.185           213
                                                                                           1.057       129,667
                                                                                           1.083       752,831
                                                                                           0.966       288,654
                                                                                           0.771       271,634
                                                                                           1.092       348,328
                                                                                           1.057        11,290
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)................ 1.108         3,658
                                                                                           0.970       268,096
                                                                                           1.018       986,665
                                                                                           0.896       308,849
                                                                                           0.701       512,237
                                                                                           1.092       425,631
                                                                                           1.062       194,585
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *................................... 1.247        16,829
                                                                                           1.089       385,010
                                                                                           1.080     1,345,434
                                                                                           0.950     1,804,981
                                                                                           0.760       465,886
                                                                                           1.220       510,206
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2.544        24,096
                                                                                           2.307       420,807
                                                                                           2.280       754,307
                                                                                           2.096       823,561
                                                                                           1.789       935,550
                                                                                           2.326     1,533,786
                                                                                           2.255     1,620,603
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 1.543         2,923
                                                                                           1.336        57,030
                                                                                           1.338       263,405
                                                                                           1.213       241,027
                                                                                           1.014       304,445
                                                                                           1.518       442,986
                                                                                           1.425       293,014
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *.............................. 0.981            --
                                                                                           0.838        78,660
                                                                                           0.967       267,064
                                                                                           0.903       347,195
                                                                                           0.709       567,372
                                                                                           1.236       816,643
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........................... 1.527        17,022
                                                                                           1.326       159,476
                                                                                           1.396       384,416
                                                                                           1.111       307,521
                                                                                           0.891       416,054
                                                                                           1.353       471,802
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.251         1,650
                                                                                           1.065        25,044
                                                                                           1.090       179,934
                                                                                           0.943       199,774
                                                                                           0.666       251,720
                                                                                           1.160       429,893
                                                                                           1.073       395,870
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 1.693        61,839
                                                                                           1.475       454,803
                                                                                           1.469       900,935
                                                                                           1.102       967,963
                                                                                           0.803       965,671
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.769         7,262
                                                                                           1.606        56,728

                                    UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2012   1.270       1.301         5,877
                                                                                   2011   1.214       1.270       229,166
                                                                                   2010   1.157       1.214       562,302
                                                                                   2009   1.118       1.157       472,862
                                                                                   2008   1.132       1.118       540,440
                                                                                   2007   1.094       1.132     1,032,466
                                                                                   2006   1.053       1.094     1,095,892
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.127       1.193            --
                                                                                   2005   1.077       1.127       107,951
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.434       1.485            --
                                                                                   2008   1.382       1.434     1,213,383
                                                                                   2007   1.284       1.382     1,391,687
                                                                                   2006   1.249       1.284     1,534,689
                                                                                   2005   1.231       1.249     1,219,322
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   2.012       2.153            --
                                                                                   2006   1.733       2.012       531,966
                                                                                   2005   1.635       1.733       498,361
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04)............................. 2006   1.159       1.236            --
                                                                                   2005   1.076       1.159     2,507,428
 Travelers Convertible Securities Subaccount (5/04)............................... 2006   1.032       1.102            --
                                                                                   2005   1.038       1.032        19,667
 Travelers Disciplined Mid Cap Stock Subaccount (8/98)............................ 2006   2.438       2.668            --
                                                                                   2005   2.190       2.438       753,909
 Travelers Equity Income Subaccount (10/96)....................................... 2006   1.977       2.081            --
                                                                                   2005   1.911       1.977       744,764
 Travelers Federated High Yield Subaccount (11/96)................................ 2006   1.263       1.298            --
                                                                                   2005   1.244       1.263       180,446
 Travelers Large Cap Subaccount (9/96)............................................ 2006   1.688       1.743            --
                                                                                   2005   1.568       1.688     1,031,674
 Travelers Mercury Large Cap Core Subaccount (6/98)............................... 2006   1.025       1.090            --
                                                                                   2005   0.924       1.025       279,862
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/01).......................... 2006   0.608       0.645            --
                                                                                   2005   0.596       0.608     2,726,395
 Travelers MFS(Reg. TM) Total Return Subaccount (8/96)............................ 2006   2.032       2.101            --
                                                                                   2005   1.993       2.032     1,824,673
 Travelers MFS(Reg. TM) Value Subaccount (5/04)................................... 2006   1.186       1.284            --
                                                                                   2005   1.125       1.186       103,300
 Travelers Mondrian International Stock Subaccount (9/96)......................... 2006   1.365       1.571            --
                                                                                   2005   1.259       1.365     1,580,619
 Travelers Pioneer Fund Subaccount (5/03)......................................... 2006   1.409       1.497            --
                                                                                   2005   1.342       1.409        29,224
 Travelers Pioneer Strategic Income Subaccount (9/96)............................. 2006   1.604       1.623            --
                                                                                   2005   1.563       1.604       151,172
 Travelers Quality Bond Subaccount (7/97)......................................... 2006   1.429       1.418            --
                                                                                   2005   1.420       1.429       470,850
 Travelers Strategic Equity Subaccount (9/96)..................................... 2006   1.675       1.751            --
                                                                                   2005   1.658       1.675       743,126
 Travelers U.S. Government Securities Subaccount (5/04)........................... 2006   1.090       1.053            --
                                                                                   2005   1.055       1.090     1,242,315
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (5/03)............................. 2009   1.062       1.032            --
                                                                                   2008   1.671       1.062       159,908
                                                                                   2007   1.728       1.671       282,145
                                                                                   2006   1.504       1.728       268,474
                                                                                   2005   1.459       1.504       123,915

                                          UGVA -- SEPARATE ACCOUNT CHARGES 1.10%
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus A Bonds Plus, Inc. (9/96)................................................ 2006   1.481       1.481            --
                                                                                  2005   1.467       1.481            --
Smith Barney Aggressive Growth Subaccount Inc. (Class A) (10/96)................. 2006   2.972       2.972            --
                                                                                  2005   2.972       2.972            --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01)........ 2008   0.899       0.859            --
                                                                                  2007   0.780       0.899       160,067
                                                                                  2006   0.768       0.780        86,254
                                                                                  2005   0.721       0.768       153,746
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/04)................. 2006   1.116       1.168            --
                                                                                  2005   1.079       1.116     2,384,922
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/01).................. 2006   0.889       0.873            --
                                                                                  2005   0.782       0.889       114,706
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)........................ 2012   1.443       1.749            --
                                                                                  2011   1.601       1.443       250,566
                                                                                  2010   1.449       1.601       433,160
                                                                                  2009   1.029       1.449       593,892
                                                                                  2008   1.689       1.029       631,737
                                                                                  2007   1.487       1.689       646,173
                                                                                  2006   1.248       1.487       463,310
                                                                                  2005   1.106       1.248       193,476
 American Funds Growth Subaccount (Class 2) (5/04)............................... 2012   1.287       1.501         1,942
                                                                                  2011   1.360       1.287       632,862
                                                                                  2010   1.158       1.360       984,216
                                                                                  2009   0.840       1.158     1,501,083
                                                                                  2008   1.516       0.840     1,307,187
                                                                                  2007   1.364       1.516     1,494,955
                                                                                  2006   1.251       1.364     1,405,120
                                                                                  2005   1.089       1.251       760,618
 American Funds Growth-Income Subaccount (Class 2) (5/04)........................ 2012   1.143       1.328           380
                                                                                  2011   1.177       1.143       205,736
                                                                                  2010   1.068       1.177       519,938
                                                                                  2009   0.823       1.068       608,035
                                                                                  2008   1.339       0.823       709,968
                                                                                  2007   1.289       1.339       698,999
                                                                                  2006   1.131       1.289       475,253
                                                                                  2005   1.080       1.131       269,969
Capital Appreciation Fund
 Capital Appreciation Fund (8/96)................................................ 2006   2.395       2.374            --
                                                                                  2005   2.049       2.395     2,608,147
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03)............................ 2006   1.746       2.290            --
                                                                                  2005   1.647       1.746       140,767
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)..................... 2008   1.317       1.262            --
                                                                                  2007   1.243       1.317       604,644
                                                                                  2006   1.079       1.243       669,267
                                                                                  2005   1.045       1.079       813,561
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98)............... 2008   1.270       1.200            --
                                                                                  2007   1.443       1.270     1,227,508
                                                                                  2006   1.406       1.443     1,582,755
                                                                                  2005   1.344       1.406     2,067,013
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)............ 2012   1.505       1.728           336
                                                                                  2011   1.565       1.505       230,612
                                                                                  2010   1.353       1.565       351,577
                                                                                  2009   1.010       1.353       615,398
                                                                                  2008   1.782       1.010       513,138
                                                                                  2007   1.536       1.782       632,995
                                                                                  2006   1.393       1.536       506,418
                                                                                  2005   1.208       1.393       365,063

                                     UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................... 2012   2.118       2.400         2,799
                                                                                     2011   2.402       2.118       252,022
                                                                                     2010   1.889       2.402       387,040
                                                                                     2009   1.367       1.889       604,016
                                                                                     2008   2.288       1.367       622,461
                                                                                     2007   2.006       2.288       958,105
                                                                                     2006   1.804       2.006     1,028,932
                                                                                     2005   1.546       1.804       822,976
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (5/01)........ 2012   1.155       1.266            54
                                                                                     2011   1.227       1.155       130,276
                                                                                     2010   0.972       1.227       137,472
                                                                                     2009   0.685       0.972       141,642
                                                                                     2008   1.204       0.685       134,780
                                                                                     2007   1.094       1.204       176,430
                                                                                     2006   1.018       1.094       134,961
                                                                                     2005   0.982       1.018       143,940
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)........................ 2006   1.463       1.714            --
                                                                                     2005   1.338       1.463       127,295
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)......... 2012   2.813       3.148         1,217
                                                                                     2011   3.380       2.813       202,469
                                                                                     2010   2.906       3.380       287,243
                                                                                     2009   1.702       2.906       270,100
                                                                                     2008   3.640       1.702       291,433
                                                                                     2007   2.858       3.640       478,477
                                                                                     2006   2.255       2.858       399,870
                                                                                     2005   1.789       2.255       222,669
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................... 2012   1.307       1.528           148
                                                                                     2011   1.478       1.307       233,787
                                                                                     2010   1.379       1.478       377,664
                                                                                     2009   1.017       1.379       493,181
                                                                                     2008   1.725       1.017       521,238
                                                                                     2007   1.511       1.725       663,119
                                                                                     2006   1.258       1.511       628,465
                                                                                     2005   1.154       1.258       356,966
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).......................... 2012   0.652       0.755           102
                                                                                     2011   0.671       0.652       645,943
                                                                                     2010   0.540       0.671       587,522
                                                                                     2009   0.378       0.540       856,753
                                                                                     2008   0.681       0.378       900,842
                                                                                     2007   0.566       0.681     1,723,293
                                                                                     2006   0.505       0.566     2,028,176
                                                                                     2005   0.455       0.505     1,733,168
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)................... 2006   0.841       0.901            --
                                                                                     2005   0.758       0.841       327,665
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)...................................... 2006   1.564       1.763            --
                                                                                     2005   1.521       1.564        60,777
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)...................... 2012   1.712       1.952           139
                                                                                     2011   1.863       1.712       153,894
                                                                                     2010   1.508       1.863       165,126
                                                                                     2009   1.148       1.508       190,008
                                                                                     2008   1.811       1.148       188,453
                                                                                     2007   1.879       1.811       327,506
                                                                                     2006   1.706       1.879       478,170
                                                                                     2005   1.618       1.706       434,125
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)..................... 2012   2.113       2.392           137
                                                                                     2011   2.031       2.113       117,234
                                                                                     2010   1.841       2.031       142,149
                                                                                     2009   1.393       1.841       277,286
                                                                                     2008   1.829       1.393       297,612
                                                                                     2007   1.820       1.829       414,846
                                                                                     2006   1.786       1.820       521,451
                                                                                     2005   1.773       1.786       681,310

                                      UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Templeton Growth Fund, Inc. (Class A) (8/96)......................................... 2011   2.158       2.419            --
                                                                                       2010   2.029       2.158       286,906
                                                                                       2009   1.568       2.029       595,226
                                                                                       2008   2.805       1.568       794,840
                                                                                       2007   2.776       2.805     1,081,415
                                                                                       2006   2.304       2.776     1,261,033
                                                                                       2005   2.154       2.304     1,336,077
Legg Mason Partners Investment Series
 LMPIS Growth and Income Subaccount (5/01)............................................ 2007   1.117       1.170            --
                                                                                       2006   1.004       1.117       181,358
                                                                                       2005   0.977       1.004       100,725
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)............................ 2007   0.979       1.043            --
                                                                                       2006   0.922       0.979       980,369
                                                                                       2005   0.877       0.922     1,092,142
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)............ 2012   1.098       1.289        20,495
                                                                                       2011   1.083       1.098       897,412
                                                                                       2010   0.876       1.083     1,854,160
                                                                                       2009   0.658       0.876     2,241,622
                                                                                       2008   1.116       0.658     2,834,854
                                                                                       2007   1.112       1.116     4,340,022
                                                                                       2006   1.033       1.112     4,509,444
                                                                                       2005   0.936       1.033     5,498,618
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)................. 2012   1.508       1.729             2
                                                                                       2011   1.486       1.508       218,515
                                                                                       2010   1.334       1.486       247,746
                                                                                       2009   1.104       1.334       428,675
                                                                                       2008   1.580       1.104       602,265
                                                                                       2007   1.473       1.580       991,573
                                                                                       2006   1.297       1.473       875,665
                                                                                       2005   1.258       1.297       820,628
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (4/07)........ 2012   1.370       1.547            --
                                                                                       2011   1.284       1.370        93,860
                                                                                       2010   1.156       1.284        88,282
                                                                                       2009   0.951       1.156       150,919
                                                                                       2008   1.480       0.951       402,565
                                                                                       2007   1.468       1.480       546,506
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (5/01).... 2012   0.825       0.938           784
                                                                                       2011   0.889       0.825       266,676
                                                                                       2010   0.771       0.889       309,727
                                                                                       2009   0.603       0.771       501,951
                                                                                       2008   0.961       0.603       806,154
                                                                                       2007   1.009       0.961     1,058,315
                                                                                       2006   1.009       1.009            --
                                                                                       2005   1.009       1.009            --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)............ 2012   1.648       1.961            --
                                                                                       2011   1.677       1.648        75,508
                                                                                       2010   1.544       1.677        94,620
                                                                                       2009   1.096       1.544       195,080
                                                                                       2008   1.767       1.096       276,818
                                                                                       2007   1.697       1.767       593,946
                                                                                       2006   1.640       1.697       856,725
                                                                                       2005   1.576       1.640     1,432,693
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............. 2012   1.605       1.849           233
                                                                                       2011   1.546       1.605        79,014
                                                                                       2010   1.428       1.546       239,395
                                                                                       2009   1.160       1.428       363,393
                                                                                       2008   1.821       1.160       433,864
                                                                                       2007   1.772       1.821       671,756
                                                                                       2006   1.515       1.772       864,371
                                                                                       2005   1.438       1.515     1,327,780
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............. 2012   1.446       1.708            --
                                                                                       2011   1.442       1.446        84,576
                                                                                       2010   1.164       1.442       104,385
                                                                                       2009   0.825       1.164       137,537
                                                                                       2008   1.406       0.825       160,161
                                                                                       2007   1.361       1.406       279,169

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET Equity Index Subaccount (Class II) (5/04)........................................ 2009   0.817       0.797            --
                                                                                          2008   1.322       0.817     1,207,001
                                                                                          2007   1.274       1.322     2,006,844
                                                                                          2006   1.119       1.274     2,445,805
                                                                                          2005   1.085       1.119     3,095,123
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)................... 2012   1.291       1.413            --
                                                                                          2011   1.305       1.291       190,974
                                                                                          2010   1.177       1.305       319,209
                                                                                          2009   0.968       1.177       190,020
                                                                                          2008   1.309       0.968       103,062
                                                                                          2007   1.194       1.309       144,692
                                                                                          2006   1.121       1.194       158,326
                                                                                          2005   1.085       1.121       198,485
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).................. 2012   1.012       1.012            --
                                                                                          2011   1.023       1.012            --
                                                                                          2010   0.947       1.023        71,605
                                                                                          2009   0.815       0.947       111,770
                                                                                          2008   1.046       0.815        94,084
                                                                                          2007   1.043       1.046       148,967
                                                                                          2006   1.013       1.043       134,351
                                                                                          2005   1.001       1.013        36,771
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)............ 2011   1.523       1.555            --
                                                                                          2010   1.381       1.523       154,502
                                                                                          2009   1.170       1.381       160,053
                                                                                          2008   1.369       1.170       165,329
                                                                                          2007   1.357       1.369       128,012
                                                                                          2006   1.302       1.357       271,655
                                                                                          2005   1.284       1.302       438,551
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)........ 2012   2.026       2.370           567
                                                                                          2011   2.013       2.026       185,818
                                                                                          2010   1.771       2.013       128,046
                                                                                          2009   1.151       1.771       201,429
                                                                                          2008   1.683       1.151       146,594
                                                                                          2007   1.703       1.683       182,855
                                                                                          2006   1.556       1.703       323,110
                                                                                          2005   1.515       1.556       326,974
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)............................ 2010   1.243       1.238            --
                                                                                          2009   1.254       1.243     5,031,060
                                                                                          2008   1.235       1.254     5,194,208
                                                                                          2007   1.190       1.235     5,333,066
                                                                                          2006   1.150       1.190     6,294,165
                                                                                          2005   1.131       1.150     7,627,058
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98).............................................. 2007   2.278       2.394            --
                                                                                          2006   1.950       2.278       523,007
                                                                                          2005   1.895       1.950       639,376
 LMPVPI Total Return Subaccount (Class I) (10/98)........................................ 2007   1.431       1.474            --
                                                                                          2006   1.285       1.431       823,560
                                                                                          2005   1.257       1.285       847,170
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....................... 2007   1.295       1.384            --
                                                                                          2006   1.159       1.295       254,313
                                                                                          2005   1.117       1.159       279,994
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).............................. 2007   1.313       1.367            --
                                                                                          2006   1.132       1.313       473,811
                                                                                          2005   1.108       1.132       219,236
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).................................. 2007   1.381       1.525            --
                                                                                          2006   1.244       1.381       319,234
                                                                                          2005   1.163       1.244       338,128
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............................. 2008   2.651       2.560            --
                                                                                          2007   2.528       2.651       169,852
                                                                                          2006   2.646       2.528       402,426

                               UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................ 2012   1.768       2.044            48
                                                                         2011   1.742       1.768       115,948
                                                                         2010   1.515       1.742       164,817
                                                                         2009   1.039       1.515       193,499
                                                                         2008   1.385       1.039       145,561
                                                                         2007   1.363       1.385       217,664
                                                                         2006   1.288       1.363       167,065
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).............. 2007   1.148       1.206            --
                                                                         2006   1.080       1.148       315,570
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).............. 2012   0.975       1.095            --
                                                                         2011   0.984       0.975        72,485
                                                                         2010   0.884       0.984       292,180
                                                                         2009   0.750       0.884       238,177
                                                                         2008   1.209       0.750       218,261
                                                                         2007   1.196       1.209       199,001
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............ 2012   0.859       1.073           151
                                                                         2011   0.917       0.859       231,257
                                                                         2010   0.797       0.917       319,256
                                                                         2009   0.596       0.797       291,554
                                                                         2008   1.032       0.596       298,975
                                                                         2007   1.224       1.032       393,741
                                                                         2006   1.003       1.224       490,036
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2012   1.487       1.905         3,172
                                                                         2011   1.748       1.487       239,659
                                                                         2010   1.515       1.748       245,744
                                                                         2009   0.985       1.515       388,068
                                                                         2008   1.681       0.985       634,402
                                                                         2007   1.714       1.681       905,553
                                                                         2006   1.550       1.714     1,007,096
 MIST Janus Forty Subaccount (Class A) (4/06)........................... 2012   2.552       3.100        13,174
                                                                         2011   2.784       2.552       363,314
                                                                         2010   2.566       2.784       423,487
                                                                         2009   1.812       2.566       759,325
                                                                         2008   3.151       1.812     1,090,442
                                                                         2007   2.442       3.151     1,765,259
                                                                         2006   2.374       2.442     1,749,372
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............ 2012   1.552       1.738            40
                                                                         2011   1.497       1.552        75,828
                                                                         2010   1.337       1.497        58,976
                                                                         2009   0.986       1.337       160,070
                                                                         2008   1.222       0.986        68,252
                                                                         2007   1.156       1.222       138,765
                                                                         2006   1.100       1.156       130,494
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (4/07) *........... 2012   1.233       1.398         1,211
                                                                         2011   1.294       1.233       117,778
                                                                         2010   1.042       1.294       212,935
                                                                         2009   0.833       1.042       234,258
                                                                         2008   1.375       0.833       210,207
                                                                         2007   1.509       1.375       372,449
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).......... 2009   0.768       0.731            --
                                                                         2008   1.353       0.768     1,729,418
                                                                         2007   1.223       1.353     2,251,590
                                                                         2006   1.234       1.223     2,408,970
 MIST Met/Templeton Growth Subaccount (Class E) (5/11).................. 2012   1.999       2.419         2,857
                                                                         2011   2.421       1.999       199,888
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)........... 2012   0.883       1.019            --
                                                                         2011   1.029       0.883       186,567
 MIST MLA Mid Cap Subaccount (Class A) (4/08)........................... 2012   2.515       2.627            35
                                                                         2011   2.680       2.515        44,627
                                                                         2010   2.199       2.680        39,583
                                                                         2009   1.621       2.199        85,054
                                                                         2008   2.555       1.621       102,260

                                    UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST PIMCO Total Return Subaccount (Class B) (5/09)............................. 2012   1.803       1.948             2
                                                                                  2011   1.766       1.803       460,606
                                                                                  2010   1.651       1.766       819,411
                                                                                  2009   1.477       1.651     1,066,119
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................... 2012   1.478       1.616            95
                                                                                  2011   1.565       1.478         1,899
                                                                                  2010   1.362       1.565         6,792
                                                                                  2009   1.111       1.362        16,009
                                                                                  2008   1.673       1.111        25,369
                                                                                  2007   1.611       1.673        45,112
                                                                                  2006   1.493       1.611        27,448
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)....................... 2012   2.320       2.561           482
                                                                                  2011   2.264       2.320        85,736
                                                                                  2010   2.040       2.264       175,189
                                                                                  2009   1.550       2.040       200,746
                                                                                  2008   1.756       1.550       139,377
                                                                                  2007   1.665       1.756       188,762
                                                                                  2006   1.602       1.665       143,773
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *................ 2012   0.897       1.047        22,268
                                                                                  2011   0.945       0.897       598,086
                                                                                  2010   0.817       0.945     1,172,876
                                                                                  2009   0.697       0.817     1,839,709
                                                                                  2008   1.107       0.697     2,366,285
                                                                                  2007   1.079       1.107     3,417,454
                                                                                  2006   1.001       1.079     2,947,792
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *................ 2012   1.602       1.869           600
                                                                                  2011   1.779       1.602       176,404
                                                                                  2010   1.500       1.779       229,091
                                                                                  2009   1.200       1.500       419,264
                                                                                  2008   1.728       1.200       431,957
                                                                                  2007   1.802       1.728       635,674
                                                                                  2006   1.763       1.802        79,824
 MIST Van Kampen Comstock Subaccount (Class B) (5/09)............................ 2012   1.471       1.724            97
                                                                                  2011   1.509       1.471        50,755
                                                                                  2010   1.328       1.509       101,056
                                                                                  2009   1.061       1.328       176,885
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (9/00)................. 2007   1.342       1.387            --
                                                                                  2006   1.300       1.342     1,081,464
                                                                                  2005   1.288       1.300     1,168,856
 MetLife Investment International Stock Subaccount (Class I) (7/00).............. 2007   1.158       1.244            --
                                                                                  2006   0.925       1.158       994,281
                                                                                  2005   0.816       0.925       768,557
 MetLife Investment Large Company Stock Subaccount (Class I) (7/01).............. 2007   1.146       1.199            --
                                                                                  2006   1.029       1.146       742,101
                                                                                  2005   0.976       1.029       741,048
 MetLife Investment Small Company Stock Subaccount (Class I) (9/00).............. 2007   1.352       1.353            --
                                                                                  2006   1.203       1.352       519,324
                                                                                  2005   1.134       1.203       605,340
Metropolitan Series Fund
 MSF Barclays Capital Aggregate Bond Index Subaccount (Class A) (11/07) *........ 2012   1.709       1.756         4,272
                                                                                  2011   1.607       1.709       465,499
                                                                                  2010   1.532       1.607       432,369
                                                                                  2009   1.473       1.532       413,180
                                                                                  2008   1.405       1.473       566,563
                                                                                  2007   1.385       1.405       693,092
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)..................... 2012   0.647       0.710            92
                                                                                  2011   0.676       0.647       346,735
                                                                                  2010   0.593       0.676       493,555
                                                                                  2009   0.402       0.593       982,735
                                                                                  2008   0.749       0.402     1,190,454
                                                                                  2007   0.629       0.749     1,465,302
                                                                                  2006   0.642       0.629     1,407,324

                                     UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).............................. 2012   1.795       1.909         1,389
                                                                                     2011   1.703       1.795       226,862
                                                                                     2010   1.589       1.703       178,598
                                                                                     2009   1.468       1.589       326,391
                                                                                     2008   1.537       1.468       339,485
                                                                                     2007   1.462       1.537       393,280
                                                                                     2006   1.403       1.462       360,607
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09).................. 2012   1.421       1.607         1,708
                                                                                     2011   1.578       1.421       464,292
                                                                                     2010   1.331       1.578       553,887
                                                                                     2009   1.054       1.331     1,292,611
 MSF BlackRock Money Market Subaccount (Class E) (5/10)............................. 2012   1.216       1.202         9,209
                                                                                     2011   1.229       1.216     2,112,413
                                                                                     2010   1.238       1.229     2,418,437
 MSF Davis Venture Value Subaccount (Class A) (4/08)................................ 2012   1.069       1.193             2
                                                                                     2011   1.126       1.069       152,173
                                                                                     2010   1.017       1.126       207,792
                                                                                     2009   0.779       1.017       319,267
                                                                                     2008   1.257       0.779       396,190
 MSF FI Large Cap Subaccount (Class A) (4/06)....................................... 2009   0.981       1.026            --
                                                                                     2008   1.798       0.981       961,028
                                                                                     2007   1.749       1.798     1,358,590
                                                                                     2006   1.720       1.749     1,509,739
 MSF FI Value Leaders Subaccount (Class D) (4/06)................................... 2012   1.659       1.897           828
                                                                                     2011   1.789       1.659        96,286
                                                                                     2010   1.580       1.789       101,900
                                                                                     2009   1.313       1.580       354,035
                                                                                     2008   2.176       1.313       325,210
                                                                                     2007   2.114       2.176       397,052
                                                                                     2006   2.054       2.114       529,907
 MSF Jennison Growth Subaccount (Class B) (4/08).................................... 2012   0.862       0.985            --
                                                                                     2011   0.870       0.862        68,284
                                                                                     2010   0.790       0.870        80,111
                                                                                     2009   0.572       0.790        51,099
                                                                                     2008   0.861       0.572       100,833
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)...................... 2011   0.951       1.032            --
                                                                                     2010   0.831       0.951       328,469
                                                                                     2009   0.639       0.831       748,774
                                                                                     2008   1.085       0.639       399,636
                                                                                     2007   1.062       1.085       373,615
                                                                                     2006   1.000       1.062         7,941
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06).................... 2012   1.224       1.322           142
                                                                                     2011   1.199       1.224        39,495
                                                                                     2010   1.102       1.199       176,990
                                                                                     2009   0.924       1.102       233,369
                                                                                     2008   1.091       0.924       154,771
                                                                                     2007   1.045       1.091       135,437
                                                                                     2006   1.000       1.045            --
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)........ 2012   1.139       1.256            --
                                                                                     2011   1.140       1.139        31,267
                                                                                     2010   1.033       1.140       221,747
                                                                                     2009   0.845       1.033       267,653
                                                                                     2008   1.089       0.845        98,816
                                                                                     2007   1.051       1.089        11,178
                                                                                     2006   1.000       1.051        15,608
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)........................ 2012   1.051       1.177            --
                                                                                     2011   1.078       1.051        88,167
                                                                                     2010   0.963       1.078       538,876
                                                                                     2009   0.769       0.963       833,185
                                                                                     2008   1.090       0.769       213,233
                                                                                     2007   1.056       1.090        87,968
                                                                                     2006   1.000       1.056        19,600

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)................ 2012   0.964
                                                                                           2011   1.013
                                                                                           2010   0.893
                                                                                           2009   0.699
                                                                                           2008   1.090
                                                                                           2007   1.061
                                                                                           2006   1.000
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *................................... 2012   1.077
                                                                                           2011   1.070
                                                                                           2010   0.942
                                                                                           2009   0.754
                                                                                           2008   1.212
                                                                                           2007   1.222
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2012   2.264
                                                                                           2011   2.239
                                                                                           2010   2.061
                                                                                           2009   1.760
                                                                                           2008   2.291
                                                                                           2007   2.223
                                                                                           2006   2.073
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2012   1.326
                                                                                           2011   1.329
                                                                                           2010   1.206
                                                                                           2009   1.009
                                                                                           2008   1.512
                                                                                           2007   1.421
                                                                                           2006   1.281
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *.............................. 2012   0.828
                                                                                           2011   0.957
                                                                                           2010   0.894
                                                                                           2009   0.703
                                                                                           2008   1.226
                                                                                           2007   1.256
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........................... 2012   1.311
                                                                                           2011   1.382
                                                                                           2010   1.101
                                                                                           2009   0.883
                                                                                           2008   1.343
                                                                                           2007   1.382
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2012   1.059
                                                                                           2011   1.085
                                                                                           2010   0.940
                                                                                           2009   0.664
                                                                                           2008   1.158
                                                                                           2007   1.072
                                                                                           2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2012   1.454
                                                                                           2011   1.449
                                                                                           2010   1.088
                                                                                           2009   0.793
                                                                                           2008   1.203
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2012   1.583
                                                                                           2011   1.560
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 2012   1.260
                                                                                           2011   1.206
                                                                                           2010   1.150
                                                                                           2009   1.113
                                                                                           2008   1.128
                                                                                           2007   1.091
                                                                                           2006   1.051
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)........................... 2006   1.125
                                                                                           2005   1.076



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)................ 1.100            61
                                                                                           0.964       301,762
                                                                                           1.013       508,521
                                                                                           0.893     1,003,344
                                                                                           0.699       323,257
                                                                                           1.090       172,480
                                                                                           1.061        44,768
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *................................... 1.233        29,678
                                                                                           1.077       832,289
                                                                                           1.070       973,209
                                                                                           0.942     1,710,645
                                                                                           0.754       520,320
                                                                                           1.212       548,504
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2.493           435
                                                                                           2.264       161,692
                                                                                           2.239       503,636
                                                                                           2.061       817,577
                                                                                           1.760     1,084,489
                                                                                           2.291     1,153,088
                                                                                           2.223     1,110,138
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 1.530           377
                                                                                           1.326       130,318
                                                                                           1.329       184,149
                                                                                           1.206       290,238
                                                                                           1.009       293,981
                                                                                           1.512       420,480
                                                                                           1.421       326,696
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *.............................. 0.969         1,557
                                                                                           0.828       411,735
                                                                                           0.957       399,527
                                                                                           0.894       466,267
                                                                                           0.703       455,039
                                                                                           1.226       615,319
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........................... 1.508         4,258
                                                                                           1.311       209,565
                                                                                           1.382       277,364
                                                                                           1.101       386,649
                                                                                           0.883       346,561
                                                                                           1.343       480,228
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.242            --
                                                                                           1.059       112,287
                                                                                           1.085       207,256
                                                                                           0.940       294,293
                                                                                           0.664       303,614
                                                                                           1.158       339,239
                                                                                           1.072       354,808
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 1.667         3,815
                                                                                           1.454       594,620
                                                                                           1.449       551,676
                                                                                           1.088       739,229
                                                                                           0.793       951,760
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.743            68
                                                                                           1.583        37,493
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 1.290           126
                                                                                           1.260       103,317
                                                                                           1.206       433,422
                                                                                           1.150       458,001
                                                                                           1.113       363,007
                                                                                           1.128       402,068
                                                                                           1.091       433,175
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)........................... 1.191            --
                                                                                           1.125       630,957

                               UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.423       1.473            --
                                                                         2008   1.373       1.423       788,626
                                                                         2007   1.276       1.373       661,526
                                                                         2006   1.243       1.276     1,498,073
                                                                         2005   1.227       1.243     1,705,402
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................. 2007   2.001       2.140            --
                                                                         2006   1.725       2.001       420,402
                                                                         2005   1.629       1.725       356,437
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04)................... 2006   1.157       1.234            --
                                                                         2005   1.075       1.157     2,968,643
 Travelers Convertible Securities Subaccount (5/04)..................... 2006   1.030       1.100            --
                                                                         2005   1.038       1.030         4,083
 Travelers Disciplined Mid Cap Stock Subaccount (8/98).................. 2006   2.418       2.646            --
                                                                         2005   2.175       2.418       293,800
 Travelers Equity Income Subaccount (10/96)............................. 2006   1.952       2.054            --
                                                                         2005   1.889       1.952       432,862
 Travelers Federated High Yield Subaccount (11/96)...................... 2006   1.254       1.288            --
                                                                         2005   1.237       1.254       182,877
 Travelers Large Cap Subaccount (9/96).................................. 2006   1.666       1.720            --
                                                                         2005   1.550       1.666     1,590,378
 Travelers Mercury Large Cap Core Subaccount (6/98)..................... 2006   1.016       1.080            --
                                                                         2005   0.917       1.016       201,752
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/01)................ 2006   0.606       0.642            --
                                                                         2005   0.594       0.606     2,249,747
 Travelers MFS(Reg. TM) Total Return Subaccount (8/96).................. 2006   2.005       2.073            --
                                                                         2005   1.969       2.005     1,678,168
 Travelers MFS(Reg. TM) Value Subaccount (5/04)......................... 2006   1.184       1.281            --
                                                                         2005   1.124       1.184        61,968
 Travelers Mondrian International Stock Subaccount (9/96)............... 2006   1.347       1.550            --
                                                                         2005   1.244       1.347     1,473,661
 Travelers Pioneer Fund Subaccount (5/03)............................... 2006   1.405       1.493            --
                                                                         2005   1.340       1.405         1,689
 Travelers Pioneer Strategic Income Subaccount (9/96)................... 2006   1.583       1.602            --
                                                                         2005   1.544       1.583        63,143
 Travelers Quality Bond Subaccount (7/97)............................... 2006   1.413       1.403            --
                                                                         2005   1.406       1.413       634,782
 Travelers Strategic Equity Subaccount (9/96)........................... 2006   1.653       1.727            --
                                                                         2005   1.638       1.653     1,034,040
 Travelers U.S. Government Securities Subaccount (5/04)................. 2006   1.088       1.051            --
                                                                         2005   1.054       1.088       675,839
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (5/03)................... 2009   1.056       1.026            --
                                                                         2008   1.663       1.056       115,238
                                                                         2007   1.722       1.663       108,259
                                                                         2006   1.500       1.722       201,920
                                                                         2005   1.457       1.500       168,513

                                          UGVA -- SEPARATE ACCOUNT CHARGES 1.20%
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus A Bonds Plus, Inc. (9/96)................................................ 2006   1.472       1.472            --
                                                                                  2005   1.459       1.472            --
Smith Barney Aggressive Growth Subaccount Inc. (Class A) (10/96)................. 2006   2.956       2.956            --
                                                                                  2005   2.956       2.956            --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01)........ 2008   0.893       0.853            --
                                                                                  2007   0.775       0.893       393,619
                                                                                  2006   0.764       0.775       350,483
                                                                                  2005   0.719       0.764       249,686
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/04)................. 2006   1.114       1.166            --
                                                                                  2005   1.078       1.114     8,419,713
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/01).................. 2006   0.885       0.868            --
                                                                                  2005   0.779       0.885       280,013
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)........................ 2012   1.432       1.734        18,027
                                                                                  2011   1.590       1.432       586,606
                                                                                  2010   1.440       1.590     1,521,615
                                                                                  2009   1.024       1.440     1,685,854
                                                                                  2008   1.683       1.024     1,701,497
                                                                                  2007   1.483       1.683     1,788,604
                                                                                  2006   1.246       1.483       867,958
                                                                                  2005   1.106       1.246       495,772
 American Funds Growth Subaccount (Class 2) (5/04)............................... 2012   1.277       1.488        26,585
                                                                                  2011   1.350       1.277     1,738,663
                                                                                  2010   1.152       1.350     3,427,698
                                                                                  2009   0.836       1.152     3,617,677
                                                                                  2008   1.510       0.836     3,729,582
                                                                                  2007   1.361       1.510     4,736,887
                                                                                  2006   1.249       1.361     2,718,878
                                                                                  2005   1.088       1.249     2,335,414
 American Funds Growth-Income Subaccount (Class 2) (5/04)........................ 2012   1.134       1.317           686
                                                                                  2011   1.169       1.134     1,011,485
                                                                                  2010   1.062       1.169     2,001,239
                                                                                  2009   0.819       1.062     1,788,504
                                                                                  2008   1.334       0.819     1,698,847
                                                                                  2007   1.285       1.334     2,382,237
                                                                                  2006   1.129       1.285     1,174,760
                                                                                  2005   1.080       1.129       848,868
Capital Appreciation Fund
 Capital Appreciation Fund (8/96)................................................ 2006   2.379       2.357            --
                                                                                  2005   2.037       2.379     7,188,629
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03)............................ 2006   1.741       2.282            --
                                                                                  2005   1.644       1.741       563,321
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)..................... 2008   1.305       1.250            --
                                                                                  2007   1.233       1.305     2,194,071
                                                                                  2006   1.071       1.233     2,449,391
                                                                                  2005   1.039       1.071     3,623,348
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98)............... 2008   1.259       1.190            --
                                                                                  2007   1.432       1.259     3,785,017
                                                                                  2006   1.397       1.432     4,848,204
                                                                                  2005   1.336       1.397     6,052,230
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)............ 2012   1.489       1.708        21,446
                                                                                  2011   1.550       1.489     1,306,030
                                                                                  2010   1.342       1.550     2,397,318
                                                                                  2009   1.002       1.342     2,360,526
                                                                                  2008   1.770       1.002     2,305,152
                                                                                  2007   1.527       1.770     2,871,134
                                                                                  2006   1.387       1.527     2,160,030
                                                                                  2005   1.203       1.387     1,744,856

                                     UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................... 2012   2.096       2.372        47,081
                                                                                     2011   2.379       2.096     1,095,112
                                                                                     2010   1.873       2.379     2,307,267
                                                                                     2009   1.356       1.873     2,195,655
                                                                                     2008   2.273       1.356     2,299,624
                                                                                     2007   1.995       2.273     3,396,263
                                                                                     2006   1.796       1.995     2,717,256
                                                                                     2005   1.540       1.796     3,005,479
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (5/01)........ 2012   1.143       1.252           638
                                                                                     2011   1.215       1.143       296,821
                                                                                     2010   0.964       1.215       563,723
                                                                                     2009   0.679       0.964       578,699
                                                                                     2008   1.196       0.679       591,430
                                                                                     2007   1.088       1.196       728,317
                                                                                     2006   1.013       1.088       659,806
                                                                                     2005   0.978       1.013       796,382
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)........................ 2006   1.460       1.707            --
                                                                                     2005   1.336       1.460       295,550
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)......... 2012   2.789       3.118           757
                                                                                     2011   3.354       2.789       403,575
                                                                                     2010   2.887       3.354       920,185
                                                                                     2009   1.693       2.887     1,031,411
                                                                                     2008   3.623       1.693       992,574
                                                                                     2007   2.847       3.623     1,495,640
                                                                                     2006   2.249       2.847       879,961
                                                                                     2005   1.787       2.249       650,950
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................... 2012   1.297       1.515        16,335
                                                                                     2011   1.468       1.297       627,988
                                                                                     2010   1.371       1.468     1,438,619
                                                                                     2009   1.012       1.371     1,377,122
                                                                                     2008   1.719       1.012     1,614,440
                                                                                     2007   1.507       1.719     2,065,246
                                                                                     2006   1.256       1.507     1,393,677
                                                                                     2005   1.153       1.256     1,280,071
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).......................... 2012   0.645       0.745         9,786
                                                                                     2011   0.664       0.645       997,489
                                                                                     2010   0.535       0.664     2,098,439
                                                                                     2009   0.375       0.535     2,563,550
                                                                                     2008   0.676       0.375     2,701,046
                                                                                     2007   0.562       0.676     3,769,349
                                                                                     2006   0.502       0.562     3,117,374
                                                                                     2005   0.453       0.502     4,621,566
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)................... 2006   0.836       0.896            --
                                                                                     2005   0.755       0.836       536,216
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)...................................... 2006   1.560       1.757            --
                                                                                     2005   1.518       1.560       225,118
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)...................... 2012   1.693       1.929        22,355
                                                                                     2011   1.845       1.693       258,834
                                                                                     2010   1.495       1.845       550,421
                                                                                     2009   1.139       1.495       694,486
                                                                                     2008   1.799       1.139       831,829
                                                                                     2007   1.869       1.799     1,237,679
                                                                                     2006   1.698       1.869     1,431,951
                                                                                     2005   1.612       1.698     1,517,390
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)..................... 2012   2.086       2.359        14,669
                                                                                     2011   2.007       2.086       316,517
                                                                                     2010   1.822       2.007       979,162
                                                                                     2009   1.379       1.822       990,690
                                                                                     2008   1.813       1.379     1,111,634
                                                                                     2007   1.806       1.813     1,724,627
                                                                                     2006   1.773       1.806     2,189,826
                                                                                     2005   1.763       1.773     2,887,081

                                      UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Templeton Growth Fund, Inc. (Class A) (8/96)......................................... 2011   2.133       2.390             --
                                                                                       2010   2.007       2.133      1,464,347
                                                                                       2009   1.553       2.007      1,571,710
                                                                                       2008   2.781       1.553      2,166,454
                                                                                       2007   2.754       2.781      3,240,480
                                                                                       2006   2.288       2.754      4,265,798
                                                                                       2005   2.141       2.288      5,056,111
Legg Mason Partners Investment Series
 LMPIS Growth and Income Subaccount (5/01)............................................ 2007   1.110       1.163             --
                                                                                       2006   0.999       1.110        166,387
                                                                                       2005   0.974       0.999        240,286
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)............................ 2007   0.973       1.037             --
                                                                                       2006   0.917       0.973      2,175,821
                                                                                       2005   0.873       0.917      3,037,270
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)............ 2012   1.085       1.272        129,939
                                                                                       2011   1.071       1.085      3,332,686
                                                                                       2010   0.867       1.071      7,481,745
                                                                                       2009   0.652       0.867      8,943,247
                                                                                       2008   1.108       0.652     10,579,021
                                                                                       2007   1.105       1.108     16,511,250
                                                                                       2006   1.028       1.105     18,122,589
                                                                                       2005   0.932       1.028     19,883,127
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)................. 2012   1.489       1.705          6,293
                                                                                       2011   1.468       1.489        778,350
                                                                                       2010   1.319       1.468      1,672,270
                                                                                       2009   1.094       1.319      2,187,318
                                                                                       2008   1.566       1.094      2,765,918
                                                                                       2007   1.462       1.566      3,702,559
                                                                                       2006   1.288       1.462      3,840,699
                                                                                       2005   1.250       1.288      4,989,250
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (4/07)........ 2012   1.353       1.526            292
                                                                                       2011   1.269       1.353        405,804
                                                                                       2010   1.144       1.269        662,227
                                                                                       2009   0.942       1.144        621,507
                                                                                       2008   1.467       0.942      1,056,578
                                                                                       2007   1.456       1.467      1,989,956
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (5/01).... 2012   0.819       0.930         26,443
                                                                                       2011   0.883       0.819      1,337,263
                                                                                       2010   0.767       0.883      2,094,228
                                                                                       2009   0.600       0.767      2,066,524
                                                                                       2008   0.957       0.600      2,580,673
                                                                                       2007   1.005       0.957      3,340,881
                                                                                       2006   1.005       1.005             --
                                                                                       2005   1.005       1.005             --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)............ 2012   1.627       1.934          2,250
                                                                                       2011   1.657       1.627        333,536
                                                                                       2010   1.527       1.657        662,287
                                                                                       2009   1.085       1.527        759,254
                                                                                       2008   1.752       1.085      1,245,864
                                                                                       2007   1.684       1.752      2,161,211
                                                                                       2006   1.629       1.684      2,313,422
                                                                                       2005   1.567       1.629      3,006,425
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............. 2012   1.584       1.824          5,427
                                                                                       2011   1.528       1.584        363,040
                                                                                       2010   1.413       1.528        850,498
                                                                                       2009   1.148       1.413      1,158,869
                                                                                       2008   1.805       1.148      1,391,111
                                                                                       2007   1.759       1.805      2,673,586
                                                                                       2006   1.505       1.759      3,480,461
                                                                                       2005   1.430       1.505      4,900,506
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............. 2012   1.430       1.688          4,338
                                                                                       2011   1.428       1.430        195,286
                                                                                       2010   1.154       1.428        407,878
                                                                                       2009   0.818       1.154        534,450
                                                                                       2008   1.397       0.818        595,684
                                                                                       2007   1.352       1.397        813,333

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET Equity Index Subaccount (Class II) (5/04)........................................ 2009   0.814       0.793             --
                                                                                          2008   1.317       0.814      3,252,962
                                                                                          2007   1.271       1.317      5,341,167
                                                                                          2006   1.117       1.271      4,940,212
                                                                                          2005   1.085       1.117      8,117,520
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)................... 2012   1.281       1.401            112
                                                                                          2011   1.297       1.281        172,264
                                                                                          2010   1.170       1.297        250,443
                                                                                          2009   0.964       1.170        398,753
                                                                                          2008   1.304       0.964        657,760
                                                                                          2007   1.190       1.304      1,040,849
                                                                                          2006   1.119       1.190        941,282
                                                                                          2005   1.085       1.119        951,069
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).................. 2012   1.004       1.004             --
                                                                                          2011   1.015       1.004             --
                                                                                          2010   0.941       1.015        420,282
                                                                                          2009   0.811       0.941        413,773
                                                                                          2008   1.041       0.811        328,180
                                                                                          2007   1.040       1.041        216,147
                                                                                          2006   1.011       1.040        194,793
                                                                                          2005   0.999       1.011        133,365
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)............ 2011   1.505       1.537             --
                                                                                          2010   1.366       1.505        282,086
                                                                                          2009   1.158       1.366        310,109
                                                                                          2008   1.357       1.158        334,030
                                                                                          2007   1.347       1.357        595,911
                                                                                          2006   1.293       1.347        390,972
                                                                                          2005   1.276       1.293        770,196
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)........ 2012   2.000       2.338          3,179
                                                                                          2011   1.990       2.000        308,755
                                                                                          2010   1.752       1.990        650,316
                                                                                          2009   1.140       1.752        616,959
                                                                                          2008   1.668       1.140        619,008
                                                                                          2007   1.689       1.668        879,643
                                                                                          2006   1.545       1.689      1,115,249
                                                                                          2005   1.506       1.545      1,378,708
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)............................ 2010   1.229       1.224             --
                                                                                          2009   1.241       1.229     12,762,892
                                                                                          2008   1.224       1.241     16,985,237
                                                                                          2007   1.181       1.224     18,903,790
                                                                                          2006   1.143       1.181     19,398,431
                                                                                          2005   1.125       1.143     22,223,914
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98).............................................. 2007   2.260       2.374             --
                                                                                          2006   1.937       2.260      1,730,108
                                                                                          2005   1.884       1.937      1,952,120
 LMPVPI Total Return Subaccount (Class I) (10/98)........................................ 2007   1.419       1.462             --
                                                                                          2006   1.276       1.419      2,112,501
                                                                                          2005   1.250       1.276      2,583,391
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....................... 2007   1.287       1.376             --
                                                                                          2006   1.154       1.287        720,717
                                                                                          2005   1.113       1.154        755,078
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).............................. 2007   1.309       1.363             --
                                                                                          2006   1.130       1.309      1,283,422
                                                                                          2005   1.108       1.130        936,476
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).................................. 2007   1.378       1.520             --
                                                                                          2006   1.242       1.378        842,446
                                                                                          2005   1.162       1.242      1,068,892
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............................. 2008   2.628       2.536             --
                                                                                          2007   2.508       2.628        630,126
                                                                                          2006   2.627       2.508        635,313

                               UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................ 2012   1.745       2.016        13,057
                                                                         2011   1.721       1.745       290,953
                                                                         2010   1.499       1.721       644,252
                                                                         2009   1.029       1.499       463,145
                                                                         2008   1.373       1.029       526,284
                                                                         2007   1.352       1.373       725,156
                                                                         2006   1.279       1.352       479,739
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).............. 2007   1.139       1.196            --
                                                                         2006   1.073       1.139       583,463
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).............. 2012   0.963       1.080            --
                                                                         2011   0.973       0.963       272,020
                                                                         2010   0.874       0.973       668,719
                                                                         2009   0.742       0.874       483,318
                                                                         2008   1.198       0.742       491,059
                                                                         2007   1.186       1.198       621,422
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............ 2012   0.854       1.065            --
                                                                         2011   0.912       0.854       440,717
                                                                         2010   0.794       0.912     1,087,199
                                                                         2009   0.595       0.794     1,236,708
                                                                         2008   1.030       0.595       996,672
                                                                         2007   1.223       1.030     1,194,039
                                                                         2006   1.003       1.223     1,366,730
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2012   1.468       1.878        20,291
                                                                         2011   1.728       1.468       779,737
                                                                         2010   1.499       1.728     1,646,698
                                                                         2009   0.976       1.499     2,049,145
                                                                         2008   1.666       0.976     2,147,433
                                                                         2007   1.700       1.666     3,383,241
                                                                         2006   1.539       1.700     3,707,912
 MIST Janus Forty Subaccount (Class A) (4/06)........................... 2012   2.519       3.058        83,481
                                                                         2011   2.751       2.519       947,150
                                                                         2010   2.539       2.751     2,253,638
                                                                         2009   1.794       2.539     2,709,138
                                                                         2008   3.123       1.794     3,474,381
                                                                         2007   2.423       3.123     4,387,779
                                                                         2006   2.357       2.423     4,882,564
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............ 2012   1.540       1.723           221
                                                                         2011   1.487       1.540       193,512
                                                                         2010   1.330       1.487       577,176
                                                                         2009   0.982       1.330       471,414
                                                                         2008   1.217       0.982       393,134
                                                                         2007   1.153       1.217       753,584
                                                                         2006   1.097       1.153       587,624
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (4/07) *........... 2012   1.223       1.386         4,657
                                                                         2011   1.285       1.223       364,708
                                                                         2010   1.036       1.285       669,933
                                                                         2009   0.829       1.036       695,285
                                                                         2008   1.370       0.829       785,878
                                                                         2007   1.505       1.370     1,258,998
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).......... 2009   0.764       0.727            --
                                                                         2008   1.349       0.764     2,502,205
                                                                         2007   1.220       1.349     4,231,792
                                                                         2006   1.231       1.220     5,869,215
 MIST Met/Templeton Growth Subaccount (Class E) (5/11).................. 2012   1.974       2.385         7,613
                                                                         2011   2.392       1.974       558,064
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)........... 2012   0.878       1.013            --
                                                                         2011   1.024       0.878       381,535
 MIST MLA Mid Cap Subaccount (Class A) (4/08)........................... 2012   2.483       2.590            --
                                                                         2011   2.649       2.483        90,274
                                                                         2010   2.175       2.649       390,361
                                                                         2009   1.605       2.175       432,010
                                                                         2008   2.531       1.605       441,896

                                    UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST PIMCO Total Return Subaccount (Class B) (5/09)............................. 2012   1.783       1.925        18,692
                                                                                  2011   1.749       1.783     1,024,401
                                                                                  2010   1.637       1.749     2,735,065
                                                                                  2009   1.465       1.637     2,701,876
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................... 2012   1.465       1.601            --
                                                                                  2011   1.553       1.465        57,813
                                                                                  2010   1.353       1.553        54,490
                                                                                  2009   1.105       1.353        55,915
                                                                                  2008   1.665       1.105        59,627
                                                                                  2007   1.605       1.665        45,109
                                                                                  2006   1.489       1.605        56,873
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)....................... 2012   2.291       2.526            47
                                                                                  2011   2.237       2.291       286,182
                                                                                  2010   2.018       2.237       561,712
                                                                                  2009   1.535       2.018       591,980
                                                                                  2008   1.740       1.535       571,953
                                                                                  2007   1.652       1.740       609,762
                                                                                  2006   1.590       1.652       404,899
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *................ 2012   0.892       1.040        24,625
                                                                                  2011   0.941       0.892     2,155,714
                                                                                  2010   0.814       0.941     4,543,241
                                                                                  2009   0.695       0.814     4,813,907
                                                                                  2008   1.105       0.695     5,771,799
                                                                                  2007   1.079       1.105     8,236,382
                                                                                  2006   1.001       1.079     8,652,586
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *................ 2012   1.588       1.851         3,847
                                                                                  2011   1.766       1.588       419,458
                                                                                  2010   1.490       1.766       982,639
                                                                                  2009   1.193       1.490     1,164,909
                                                                                  2008   1.720       1.193     1,304,727
                                                                                  2007   1.796       1.720     1,772,826
                                                                                  2006   1.757       1.796       292,039
 MIST Van Kampen Comstock Subaccount (Class B) (5/09)............................ 2012   1.458       1.707           530
                                                                                  2011   1.497       1.458       183,048
                                                                                  2010   1.319       1.497       658,049
                                                                                  2009   1.054       1.319       604,024
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (9/00)................. 2007   1.333       1.377            --
                                                                                  2006   1.294       1.333     2,532,392
                                                                                  2005   1.283       1.294     2,132,297
 MetLife Investment International Stock Subaccount (Class I) (7/00).............. 2007   1.150       1.235            --
                                                                                  2006   0.920       1.150     2,124,768
                                                                                  2005   0.812       0.920     1,967,663
 MetLife Investment Large Company Stock Subaccount (Class I) (7/01).............. 2007   1.140       1.191            --
                                                                                  2006   1.025       1.140     2,033,614
                                                                                  2005   0.972       1.025     1,662,132
 MetLife Investment Small Company Stock Subaccount (Class I) (9/00).............. 2007   1.344       1.343            --
                                                                                  2006   1.196       1.344     2,176,793
                                                                                  2005   1.129       1.196     2,194,715
Metropolitan Series Fund
 MSF Barclays Capital Aggregate Bond Index Subaccount (Class A) (11/07) *........ 2012   1.690       1.735         5,595
                                                                                  2011   1.591       1.690       812,298
                                                                                  2010   1.518       1.591     1,367,040
                                                                                  2009   1.461       1.518     1,203,516
                                                                                  2008   1.395       1.461     1,292,994
                                                                                  2007   1.376       1.395     1,601,633
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)..................... 2012   0.640       0.701        47,525
                                                                                  2011   0.669       0.640       719,971
                                                                                  2010   0.588       0.669     2,574,969
                                                                                  2009   0.399       0.588     3,210,923
                                                                                  2008   0.744       0.399     3,203,312
                                                                                  2007   0.625       0.744     5,081,907
                                                                                  2006   0.639       0.625     5,004,583

                                     UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).............................. 2012   1.772       1.883        27,419
                                                                                     2011   1.683       1.772       368,174
                                                                                     2010   1.572       1.683       563,347
                                                                                     2009   1.454       1.572       602,663
                                                                                     2008   1.523       1.454       682,743
                                                                                     2007   1.451       1.523     1,129,630
                                                                                     2006   1.393       1.451     1,486,616
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09).................. 2012   1.403       1.585        62,289
                                                                                     2011   1.559       1.403       740,968
                                                                                     2010   1.317       1.559     2,223,954
                                                                                     2009   1.043       1.317     2,646,108
 MSF BlackRock Money Market Subaccount (Class E) (5/10)............................. 2012   1.200       1.186       247,430
                                                                                     2011   1.215       1.200     4,877,946
                                                                                     2010   1.224       1.215     9,754,769
 MSF Davis Venture Value Subaccount (Class A) (4/08)................................ 2012   1.055       1.177         9,357
                                                                                     2011   1.113       1.055       531,533
                                                                                     2010   1.006       1.113       993,305
                                                                                     2009   0.771       1.006     1,076,853
                                                                                     2008   1.246       0.771     1,316,898
 MSF FI Large Cap Subaccount (Class A) (4/06)....................................... 2009   0.972       1.015            --
                                                                                     2008   1.782       0.972     2,015,573
                                                                                     2007   1.735       1.782     2,922,807
                                                                                     2006   1.707       1.735     3,628,587
 MSF FI Value Leaders Subaccount (Class D) (4/06)................................... 2012   1.638       1.871        20,473
                                                                                     2011   1.768       1.638       194,836
                                                                                     2010   1.563       1.768       451,165
                                                                                     2009   1.300       1.563       560,037
                                                                                     2008   2.157       1.300       820,553
                                                                                     2007   2.098       2.157     1,369,995
                                                                                     2006   2.039       2.098     1,594,139
 MSF Jennison Growth Subaccount (Class B) (4/08).................................... 2012   0.853       0.974           968
                                                                                     2011   0.861       0.853        74,362
                                                                                     2010   0.783       0.861       382,498
                                                                                     2009   0.568       0.783       396,634
                                                                                     2008   0.855       0.568       382,441
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)...................... 2011   0.946       1.027            --
                                                                                     2010   0.828       0.946       700,799
                                                                                     2009   0.637       0.828       781,455
                                                                                     2008   1.083       0.637       825,841
                                                                                     2007   1.061       1.083       305,981
                                                                                     2006   1.000       1.061        40,037
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06).................... 2012   1.218       1.313            --
                                                                                     2011   1.193       1.218       341,086
                                                                                     2010   1.098       1.193       457,731
                                                                                     2009   0.922       1.098       503,862
                                                                                     2008   1.089       0.922       447,082
                                                                                     2007   1.044       1.089       197,618
                                                                                     2006   1.000       1.044           509
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)........ 2012   1.133       1.247           873
                                                                                     2011   1.134       1.133       443,817
                                                                                     2010   1.029       1.134       401,622
                                                                                     2009   0.842       1.029       506,575
                                                                                     2008   1.087       0.842       365,673
                                                                                     2007   1.050       1.087       223,737
                                                                                     2006   1.000       1.050         1,220
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)........................ 2012   1.045       1.170           874
                                                                                     2011   1.073       1.045       298,314
                                                                                     2010   0.959       1.073       710,685
                                                                                     2009   0.767       0.959     1,101,943
                                                                                     2008   1.088       0.767     1,112,599
                                                                                     2007   1.055       1.088       735,496
                                                                                     2006   1.000       1.055        24,806

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)................ 2012   0.959
                                                                                           2011   1.008
                                                                                           2010   0.890
                                                                                           2009   0.698
                                                                                           2008   1.088
                                                                                           2007   1.060
                                                                                           2006   1.000
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *................................... 2012   1.066
                                                                                           2011   1.059
                                                                                           2010   0.934
                                                                                           2009   0.749
                                                                                           2008   1.205
                                                                                           2007   1.214
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2012   2.235
                                                                                           2011   2.213
                                                                                           2010   2.038
                                                                                           2009   1.743
                                                                                           2008   2.271
                                                                                           2007   2.206
                                                                                           2006   2.058
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2012   1.316
                                                                                           2011   1.320
                                                                                           2010   1.199
                                                                                           2009   1.005
                                                                                           2008   1.507
                                                                                           2007   1.417
                                                                                           2006   1.279
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *.............................. 2012   0.819
                                                                                           2011   0.947
                                                                                           2010   0.886
                                                                                           2009   0.697
                                                                                           2008   1.217
                                                                                           2007   1.247
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........................... 2012   1.296
                                                                                           2011   1.368
                                                                                           2010   1.091
                                                                                           2009   0.876
                                                                                           2008   1.333
                                                                                           2007   1.372
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2012   1.053
                                                                                           2011   1.080
                                                                                           2010   0.936
                                                                                           2009   0.662
                                                                                           2008   1.156
                                                                                           2007   1.072
                                                                                           2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2012   1.435
                                                                                           2011   1.432
                                                                                           2010   1.076
                                                                                           2009   0.786
                                                                                           2008   1.192
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2012   1.563
                                                                                           2011   1.540
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 2012   1.250
                                                                                           2011   1.198
                                                                                           2010   1.144
                                                                                           2009   1.108
                                                                                           2008   1.124
                                                                                           2007   1.088
                                                                                           2006   1.049
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)........................... 2006   1.123
                                                                                           2005   1.075



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)................ 1.093         2,463
                                                                                           0.959       688,664
                                                                                           1.008     1,232,590
                                                                                           0.890     1,445,536
                                                                                           0.698     1,433,738
                                                                                           1.088       686,969
                                                                                           1.060       149,555
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *................................... 1.219        68,210
                                                                                           1.066     1,644,108
                                                                                           1.059     2,893,382
                                                                                           0.934     3,064,717
                                                                                           0.749       999,544
                                                                                           1.205     1,374,390
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2.459        13,072
                                                                                           2.235       939,324
                                                                                           2.213     2,225,993
                                                                                           2.038     2,493,349
                                                                                           1.743     2,895,676
                                                                                           2.271     4,884,518
                                                                                           2.206     4,985,934
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 1.516         3,771
                                                                                           1.316       363,041
                                                                                           1.320       830,462
                                                                                           1.199       817,971
                                                                                           1.005       883,603
                                                                                           1.507     1,087,140
                                                                                           1.417       682,895
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *.............................. 0.957            81
                                                                                           0.819       381,641
                                                                                           0.947       886,835
                                                                                           0.886     1,073,691
                                                                                           0.697     1,210,744
                                                                                           1.217     1,805,765
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........................... 1.490           766
                                                                                           1.296       502,270
                                                                                           1.368     1,803,448
                                                                                           1.091     1,585,016
                                                                                           0.876     1,617,701
                                                                                           1.333     2,346,680
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.234           180
                                                                                           1.053       396,069
                                                                                           1.080       758,774
                                                                                           0.936       723,775
                                                                                           0.662       687,710
                                                                                           1.156       918,916
                                                                                           1.072       731,465
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 1.644        86,178
                                                                                           1.435     1,269,161
                                                                                           1.432     1,744,502
                                                                                           1.076     1,658,903
                                                                                           0.786     2,443,934
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.719         7,538
                                                                                           1.563        79,484
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 1.279        27,206
                                                                                           1.250       551,113
                                                                                           1.198     1,295,021
                                                                                           1.144     1,210,019
                                                                                           1.108     1,205,522
                                                                                           1.124     1,691,731
                                                                                           1.088     1,962,375
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)........................... 1.189            --
                                                                                           1.123     1,017,937

                               UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.412       1.461            --
                                                                         2008   1.364       1.412     3,413,204
                                                                         2007   1.269       1.364     3,413,379
                                                                         2006   1.237       1.269     2,913,815
                                                                         2005   1.222       1.237     3,700,080
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................. 2007   1.989       2.127            --
                                                                         2006   1.717       1.989     1,162,094
                                                                         2005   1.623       1.717     1,257,929
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04)................... 2006   1.155       1.231            --
                                                                         2005   1.075       1.155     8,956,855
 Travelers Convertible Securities Subaccount (5/04)..................... 2006   1.028       1.097            --
                                                                         2005   1.037       1.028       130,864
 Travelers Disciplined Mid Cap Stock Subaccount (8/98).................. 2006   2.402       2.627            --
                                                                         2005   2.162       2.402       992,780
 Travelers Equity Income Subaccount (10/96)............................. 2006   1.938       2.039            --
                                                                         2005   1.878       1.938     2,002,181
 Travelers Federated High Yield Subaccount (11/96)...................... 2006   1.246       1.279            --
                                                                         2005   1.230       1.246       954,262
 Travelers Large Cap Subaccount (9/96).................................. 2006   1.655       1.707            --
                                                                         2005   1.541       1.655     2,976,270
 Travelers Mercury Large Cap Core Subaccount (6/98)..................... 2006   1.009       1.073            --
                                                                         2005   0.911       1.009       706,664
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/01)................ 2006   0.603       0.639            --
                                                                         2005   0.592       0.603     6,955,206
 Travelers MFS(Reg. TM) Total Return Subaccount (8/96).................. 2006   1.991       2.058            --
                                                                         2005   1.958       1.991     6,335,268
 Travelers MFS(Reg. TM) Value Subaccount (5/04)......................... 2006   1.182       1.279            --
                                                                         2005   1.124       1.182       352,618
 Travelers Mondrian International Stock Subaccount (9/96)............... 2006   1.338       1.539            --
                                                                         2005   1.236       1.338     3,900,613
 Travelers Pioneer Fund Subaccount (5/03)............................... 2006   1.401       1.489            --
                                                                         2005   1.338       1.401        63,532
 Travelers Pioneer Strategic Income Subaccount (9/96)................... 2006   1.572       1.590            --
                                                                         2005   1.535       1.572       333,790
 Travelers Quality Bond Subaccount (7/97)............................... 2006   1.404       1.393            --
                                                                         2005   1.398       1.404     1,800,862
 Travelers Strategic Equity Subaccount (9/96)........................... 2006   1.642       1.715            --
                                                                         2005   1.628       1.642     2,148,959
 Travelers U.S. Government Securities Subaccount (5/04)................. 2006   1.086       1.049            --
                                                                         2005   1.054       1.086     2,874,712
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (5/03)................... 2009   1.050       1.020            --
                                                                         2008   1.655       1.050       605,115
                                                                         2007   1.715       1.655       759,279
                                                                         2006   1.496       1.715       634,957
                                                                         2005   1.454       1.496       413,091

                                          UGVA -- SEPARATE ACCOUNT CHARGES 1.30%
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus A Bonds Plus, Inc. (9/96)................................................ 2006   1.454       1.454             --
                                                                                  2005   1.441       1.454             --
Smith Barney Aggressive Growth Subaccount Inc. (Class A) (10/96)................. 2006   2.923       2.923             --
                                                                                  2005   2.923       2.923             --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01)........ 2008   0.887       0.847             --
                                                                                  2007   0.771       0.887      1,405,023
                                                                                  2006   0.761       0.771      1,289,357
                                                                                  2005   0.716       0.761      1,410,013
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/04)................. 2006   1.112       1.164             --
                                                                                  2005   1.077       1.112     36,883,407
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/01).................. 2006   0.880       0.864             --
                                                                                  2005   0.777       0.880      1,525,982
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)........................ 2012   1.421       1.719      2,662,265
                                                                                  2011   1.580       1.421      4,633,360
                                                                                  2010   1.432       1.580      6,581,997
                                                                                  2009   1.020       1.432      7,233,676
                                                                                  2008   1.677       1.020      7,223,731
                                                                                  2007   1.479       1.677      6,649,362
                                                                                  2006   1.244       1.479      4,587,546
                                                                                  2005   1.105       1.244      3,061,076
 American Funds Growth Subaccount (Class 2) (5/04)............................... 2012   1.268       1.475      3,869,231
                                                                                  2011   1.342       1.268      7,135,632
                                                                                  2010   1.145       1.342     11,476,422
                                                                                  2009   0.832       1.145     13,545,511
                                                                                  2008   1.505       0.832     13,051,970
                                                                                  2007   1.357       1.505     13,601,883
                                                                                  2006   1.247       1.357     10,628,006
                                                                                  2005   1.087       1.247      6,122,667
 American Funds Growth-Income Subaccount (Class 2) (5/04)........................ 2012   1.126       1.305      2,935,993
                                                                                  2011   1.162       1.126      4,705,041
                                                                                  2010   1.056       1.162      7,285,383
                                                                                  2009   0.815       1.056      7,547,697
                                                                                  2008   1.329       0.815      7,772,558
                                                                                  2007   1.282       1.329      8,105,106
                                                                                  2006   1.127       1.282      7,235,979
                                                                                  2005   1.079       1.127      7,466,608
Capital Appreciation Fund
 Capital Appreciation Fund (8/96)................................................ 2006   2.348       2.325             --
                                                                                  2005   2.012       2.348     38,316,442
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03)............................ 2006   1.736       2.273             --
                                                                                  2005   1.641       1.736      4,078,473
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)..................... 2008   1.291       1.237             31
                                                                                  2007   1.221       1.291      9,406,157
                                                                                  2006   1.062       1.221     12,186,134
                                                                                  2005   1.031       1.062     15,118,185
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98)............... 2008   1.245       1.177             --
                                                                                  2007   1.419       1.245     11,758,919
                                                                                  2006   1.385       1.419     15,844,520
                                                                                  2005   1.326       1.385     19,865,885
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)............ 2012   1.473       1.689      2,967,387
                                                                                  2011   1.535       1.473      5,164,998
                                                                                  2010   1.330       1.535      7,733,255
                                                                                  2009   0.995       1.330      9,265,313
                                                                                  2008   1.758       0.995      9,902,998
                                                                                  2007   1.519       1.758     11,065,817
                                                                                  2006   1.381       1.519     10,457,630
                                                                                  2005   1.199       1.381      7,904,103

                                     UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................... 2012   2.074       2.345      2,647,200
                                                                                     2011   2.356       2.074      4,581,677
                                                                                     2010   1.857       2.356      7,667,248
                                                                                     2009   1.346       1.857      9,000,472
                                                                                     2008   2.258       1.346      9,951,621
                                                                                     2007   1.983       2.258     12,076,657
                                                                                     2006   1.788       1.983     13,786,295
                                                                                     2005   1.534       1.788     12,661,665
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (5/01)........ 2012   1.131       1.237        853,470
                                                                                     2011   1.204       1.131      1,395,992
                                                                                     2010   0.955       1.204      1,969,799
                                                                                     2009   0.674       0.955      2,258,515
                                                                                     2008   1.188       0.674      2,275,901
                                                                                     2007   1.082       1.188      2,833,281
                                                                                     2006   1.008       1.082      2,599,845
                                                                                     2005   0.975       1.008      2,633,975
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)........................ 2006   1.456       1.701             --
                                                                                     2005   1.334       1.456      1,527,395
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)......... 2012   2.765       3.088        857,464
                                                                                     2011   3.328       2.765      1,689,050
                                                                                     2010   2.868       3.328      3,010,383
                                                                                     2009   1.683       2.868      3,541,673
                                                                                     2008   3.606       1.683      3,437,310
                                                                                     2007   2.837       3.606      4,728,324
                                                                                     2006   2.244       2.837      4,154,839
                                                                                     2005   1.784       2.244      3,342,105
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................... 2012   1.287       1.502      1,211,761
                                                                                     2011   1.459       1.287      2,393,096
                                                                                     2010   1.363       1.459      3,982,079
                                                                                     2009   1.008       1.363      4,815,991
                                                                                     2008   1.712       1.008      5,208,729
                                                                                     2007   1.503       1.712      5,436,208
                                                                                     2006   1.253       1.503      5,273,068
                                                                                     2005   1.153       1.253      3,915,005
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).......................... 2012   0.637       0.736      4,760,174
                                                                                     2011   0.657       0.637      7,464,584
                                                                                     2010   0.530       0.657     12,963,279
                                                                                     2009   0.372       0.530     13,437,706
                                                                                     2008   0.671       0.372     16,060,416
                                                                                     2007   0.558       0.671     17,888,407
                                                                                     2006   0.499       0.558     18,458,976
                                                                                     2005   0.451       0.499     21,940,688
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)................... 2006   0.832       0.890             --
                                                                                     2005   0.751       0.832      2,980,527
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)...................................... 2006   1.556       1.751             --
                                                                                     2005   1.516       1.556      1,138,203
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)...................... 2012   1.676       1.907         31,291
                                                                                     2011   1.828       1.676        535,368
                                                                                     2010   1.482       1.828      1,070,940
                                                                                     2009   1.130       1.482      1,345,432
                                                                                     2008   1.787       1.130      1,502,662
                                                                                     2007   1.858       1.787      1,588,592
                                                                                     2006   1.690       1.858      2,152,662
                                                                                     2005   1.606       1.690      2,379,898
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)..................... 2012   2.047       2.312      1,027,467
                                                                                     2011   1.971       2.047      1,948,627
                                                                                     2010   1.791       1.971      4,033,414
                                                                                     2009   1.357       1.791      4,884,811
                                                                                     2008   1.786       1.357      5,402,814
                                                                                     2007   1.781       1.786      6,142,790
                                                                                     2006   1.750       1.781      6,517,632
                                                                                     2005   1.742       1.750      8,590,975

                                      UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Templeton Growth Fund, Inc. (Class A) (8/96)......................................... 2011   2.094       2.346             --
                                                                                       2010   1.973       2.094      9,096,637
                                                                                       2009   1.528       1.973     12,052,664
                                                                                       2008   2.739       1.528     14,110,046
                                                                                       2007   2.715       2.739     18,139,480
                                                                                       2006   2.258       2.715     21,753,783
                                                                                       2005   2.115       2.258     24,634,141
Legg Mason Partners Investment Series
 LMPIS Growth and Income Subaccount (5/01)............................................ 2007   1.104       1.156             --
                                                                                       2006   0.994       1.104        553,921
                                                                                       2005   0.970       0.994        491,009
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)............................ 2007   0.968       1.031             --
                                                                                       2006   0.913       0.968      7,848,059
                                                                                       2005   0.870       0.913      9,943,374
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)............ 2012   1.072       1.256      2,204,937
                                                                                       2011   1.060       1.072      8,897,041
                                                                                       2010   0.859       1.060     20,678,263
                                                                                       2009   0.647       0.859     26,443,516
                                                                                       2008   1.099       0.647     31,284,102
                                                                                       2007   1.097       1.099     40,211,644
                                                                                       2006   1.022       1.097     45,313,401
                                                                                       2005   0.927       1.022     56,480,312
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)................. 2012   1.467       1.679      2,263,684
                                                                                       2011   1.449       1.467      4,459,451
                                                                                       2010   1.303       1.449      6,789,393
                                                                                       2009   1.081       1.303      8,447,866
                                                                                       2008   1.550       1.081     10,790,656
                                                                                       2007   1.448       1.550     12,360,673
                                                                                       2006   1.278       1.448     15,988,942
                                                                                       2005   1.241       1.278     18,272,296
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (4/07)........ 2012   1.334       1.504        622,756
                                                                                       2011   1.252       1.334      1,566,940
                                                                                       2010   1.130       1.252      2,876,435
                                                                                       2009   0.932       1.130      3,588,547
                                                                                       2008   1.452       0.932      4,591,099
                                                                                       2007   1.443       1.452      6,028,733
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (5/01).... 2012   0.812       0.922      2,047,811
                                                                                       2011   0.877       0.812      3,884,818
                                                                                       2010   0.762       0.877      5,865,471
                                                                                       2009   0.597       0.762      6,950,854
                                                                                       2008   0.953       0.597      8,042,453
                                                                                       2007   1.002       0.953     10,360,867
                                                                                       2006   1.002       1.002             --
                                                                                       2005   1.002       1.002             --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)............ 2012   1.604       1.906        741,953
                                                                                       2011   1.636       1.604      1,499,097
                                                                                       2010   1.509       1.636      2,460,724
                                                                                       2009   1.074       1.509      2,869,982
                                                                                       2008   1.735       1.074      3,549,913
                                                                                       2007   1.669       1.735      4,551,549
                                                                                       2006   1.616       1.669      6,380,597
                                                                                       2005   1.556       1.616      7,794,578
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............. 2012   1.563       1.797        979,595
                                                                                       2011   1.509       1.563      2,060,472
                                                                                       2010   1.396       1.509      3,965,082
                                                                                       2009   1.136       1.396      5,243,621
                                                                                       2008   1.788       1.136      6,626,008
                                                                                       2007   1.743       1.788      8,541,695
                                                                                       2006   1.493       1.743     10,862,446
                                                                                       2005   1.420       1.493     12,985,232
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............. 2012   1.415       1.668        573,052
                                                                                       2011   1.414       1.415        949,874
                                                                                       2010   1.144       1.414      1,356,167
                                                                                       2009   0.812       1.144      1,867,734
                                                                                       2008   1.388       0.812      1,990,008
                                                                                       2007   1.344       1.388      2,018,369

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET Equity Index Subaccount (Class II) (5/04)........................................ 2009   0.810       0.789             25
                                                                                          2008   1.312       0.810      8,979,331
                                                                                          2007   1.267       1.312     11,416,023
                                                                                          2006   1.115       1.267     16,157,797
                                                                                          2005   1.084       1.115     18,631,913
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)................... 2012   1.271       1.389        275,590
                                                                                          2011   1.288       1.271        645,319
                                                                                          2010   1.163       1.288      1,146,284
                                                                                          2009   0.959       1.163      1,422,817
                                                                                          2008   1.300       0.959      2,055,437
                                                                                          2007   1.187       1.300      2,122,971
                                                                                          2006   1.117       1.187      3,360,765
                                                                                          2005   1.084       1.117      4,049,355
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).................. 2012   0.997       0.997             --
                                                                                          2011   1.008       0.997             --
                                                                                          2010   0.935       1.008        855,056
                                                                                          2009   0.807       0.935        582,646
                                                                                          2008   1.037       0.807        324,976
                                                                                          2007   1.036       1.037        512,534
                                                                                          2006   1.009       1.036        286,123
                                                                                          2005   0.998       1.009        217,008
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)............ 2011   1.485       1.516             --
                                                                                          2010   1.349       1.485        741,254
                                                                                          2009   1.145       1.349        949,037
                                                                                          2008   1.343       1.145      1,125,649
                                                                                          2007   1.334       1.343      1,446,791
                                                                                          2006   1.283       1.334      1,789,324
                                                                                          2005   1.267       1.283      2,087,820
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)........ 2012   1.971       2.302        865,669
                                                                                          2011   1.963       1.971      1,518,947
                                                                                          2010   1.731       1.963      2,092,112
                                                                                          2009   1.127       1.731      2,325,267
                                                                                          2008   1.651       1.127      2,549,809
                                                                                          2007   1.673       1.651      3,462,978
                                                                                          2006   1.532       1.673      4,250,443
                                                                                          2005   1.495       1.532      4,744,978
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)............................ 2010   1.214       1.209             --
                                                                                          2009   1.227       1.214     44,192,985
                                                                                          2008   1.212       1.227     55,466,313
                                                                                          2007   1.170       1.212     51,040,688
                                                                                          2006   1.133       1.170     56,106,472
                                                                                          2005   1.116       1.133     57,921,096
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98).............................................. 2007   2.240       2.352             --
                                                                                          2006   1.921       2.240      5,849,786
                                                                                          2005   1.871       1.921      6,618,937
 LMPVPI Total Return Subaccount (Class I) (10/98)........................................ 2007   1.407       1.449             --
                                                                                          2006   1.266       1.407      7,758,290
                                                                                          2005   1.241       1.266     10,113,092
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....................... 2007   1.280       1.367             --
                                                                                          2006   1.149       1.280      2,258,192
                                                                                          2005   1.109       1.149      2,324,426
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).............................. 2007   1.306       1.359             --
                                                                                          2006   1.128       1.306      5,577,051
                                                                                          2005   1.107       1.128      5,215,295
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).................................. 2007   1.374       1.516             --
                                                                                          2006   1.240       1.374      2,911,819
                                                                                          2005   1.161       1.240      2,999,591
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............................. 2008   2.602       2.510             --
                                                                                          2007   2.485       2.602      3,052,454
                                                                                          2006   2.605       2.485      3,299,642

                               UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................ 2012   2.145       2.475        756,588
                                                                         2011   2.117       2.145      1,007,187
                                                                         2010   1.845       2.117      1,581,266
                                                                         2009   1.269       1.845      1,880,434
                                                                         2008   1.694       1.269      1,631,276
                                                                         2007   1.670       1.694      1,838,373
                                                                         2006   1.581       1.670      2,151,530
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).............. 2007   1.128       1.184             --
                                                                         2006   1.063       1.128      1,990,654
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).............. 2012   0.949       1.063        711,965
                                                                         2011   0.959       0.949        835,598
                                                                         2010   0.863       0.959      1,709,339
                                                                         2009   0.734       0.863      2,207,860
                                                                         2008   1.186       0.734      2,289,294
                                                                         2007   1.174       1.186      2,235,249
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............ 2012   0.849       1.058      2,393,068
                                                                         2011   0.908       0.849      3,803,428
                                                                         2010   0.791       0.908      5,336,585
                                                                         2009   0.593       0.791      5,709,423
                                                                         2008   1.028       0.593      6,234,647
                                                                         2007   1.223       1.028      7,079,652
                                                                         2006   1.003       1.223      8,899,276
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2012   1.441       1.841      1,959,005
                                                                         2011   1.697       1.441      3,624,797
                                                                         2010   1.473       1.697      6,288,870
                                                                         2009   0.960       1.473      7,629,665
                                                                         2008   1.641       0.960      8,963,488
                                                                         2007   1.677       1.641     11,259,951
                                                                         2006   1.519       1.677     12,752,604
 MIST Janus Forty Subaccount (Class A) (4/06)........................... 2012   2.472       2.996      5,355,311
                                                                         2011   2.702       2.472      8,570,438
                                                                         2010   2.495       2.702     13,454,878
                                                                         2009   1.765       2.495     16,196,897
                                                                         2008   3.076       1.765     19,448,828
                                                                         2007   2.389       3.076     22,842,603
                                                                         2006   2.325       2.389     28,718,428
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............ 2012   1.529       1.708        376,922
                                                                         2011   1.477       1.529        725,588
                                                                         2010   1.322       1.477      1,229,116
                                                                         2009   0.977       1.322      1,850,341
                                                                         2008   1.213       0.977      1,591,966
                                                                         2007   1.150       1.213      1,698,046
                                                                         2006   1.095       1.150        960,420
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (4/07) *........... 2012   1.214       1.374        593,212
                                                                         2011   1.277       1.214      1,324,942
                                                                         2010   1.030       1.277      2,165,806
                                                                         2009   0.825       1.030      2,543,891
                                                                         2008   1.365       0.825      2,542,493
                                                                         2007   1.500       1.365      2,902,980
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).......... 2009   0.761       0.724             10
                                                                         2008   1.344       0.761     11,542,998
                                                                         2007   1.216       1.344     14,814,033
                                                                         2006   1.229       1.216     18,754,656
 MIST Met/Templeton Growth Subaccount (Class E) (5/11).................. 2012   1.936       2.338      3,179,438
                                                                         2011   2.348       1.936      5,573,159
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)........... 2012   0.873       1.006      2,897,181
                                                                         2011   1.019       0.873      4,319,390
 MIST MLA Mid Cap Subaccount (Class A) (4/08)........................... 2012   2.448       2.552        689,634
                                                                         2011   2.614       2.448      1,472,819
                                                                         2010   2.149       2.614      1,924,745
                                                                         2009   1.587       2.149      2,052,042
                                                                         2008   2.505       1.587      2,394,589

                                    UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST PIMCO Total Return Subaccount (Class B) (5/09)............................. 2012   1.765       1.903      4,238,065
                                                                                  2011   1.733       1.765      6,434,557
                                                                                  2010   1.623       1.733      9,909,314
                                                                                  2009   1.453       1.623     11,426,387
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................... 2012   1.452       1.585         50,362
                                                                                  2011   1.541       1.452        192,178
                                                                                  2010   1.344       1.541        346,278
                                                                                  2009   1.099       1.344        369,786
                                                                                  2008   1.657       1.099        354,503
                                                                                  2007   1.599       1.657        324,106
                                                                                  2006   1.484       1.599        377,143
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)....................... 2012   2.247       2.476      1,040,037
                                                                                  2011   2.197       2.247      1,537,711
                                                                                  2010   1.984       2.197      2,566,007
                                                                                  2009   1.510       1.984      3,222,141
                                                                                  2008   1.714       1.510      3,288,656
                                                                                  2007   1.629       1.714      3,300,196
                                                                                  2006   1.569       1.629      3,363,666
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *................ 2012   0.887       1.033      5,887,235
                                                                                  2011   0.936       0.887     10,810,815
                                                                                  2010   0.811       0.936     19,851,521
                                                                                  2009   0.694       0.811     24,012,047
                                                                                  2008   1.104       0.694     29,123,216
                                                                                  2007   1.078       1.104     36,350,314
                                                                                  2006   1.001       1.078     40,266,815
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *................ 2012   1.574       1.833      2,209,731
                                                                                  2011   1.752       1.574      3,770,904
                                                                                  2010   1.481       1.752      5,509,443
                                                                                  2009   1.186       1.481      6,406,176
                                                                                  2008   1.712       1.186      7,570,132
                                                                                  2007   1.789       1.712      9,093,181
                                                                                  2006   1.751       1.789      1,727,327
 MIST Van Kampen Comstock Subaccount (Class B) (5/09)............................ 2012   1.445       1.691        491,621
                                                                                  2011   1.486       1.445        887,062
                                                                                  2010   1.310       1.486      1,835,375
                                                                                  2009   1.048       1.310      1,987,813
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (9/00)................. 2007   1.325       1.367             --
                                                                                  2006   1.287       1.325      3,405,566
                                                                                  2005   1.277       1.287      3,882,252
 MetLife Investment International Stock Subaccount (Class I) (7/00).............. 2007   1.143       1.226             --
                                                                                  2006   0.915       1.143      3,264,356
                                                                                  2005   0.809       0.915      2,592,729
 MetLife Investment Large Company Stock Subaccount (Class I) (7/01).............. 2007   1.134       1.184             --
                                                                                  2006   1.020       1.134      2,650,426
                                                                                  2005   0.969       1.020      2,796,737
 MetLife Investment Small Company Stock Subaccount (Class I) (9/00).............. 2007   1.335       1.333             --
                                                                                  2006   1.190       1.335      3,230,006
                                                                                  2005   1.124       1.190      3,793,677
Metropolitan Series Fund
 MSF Barclays Capital Aggregate Bond Index Subaccount (Class A) (11/07) *........ 2012   1.671       1.713          9,385
                                                                                  2011   1.574       1.671        732,436
                                                                                  2010   1.504       1.574      1,671,021
                                                                                  2009   1.449       1.504      2,585,296
                                                                                  2008   1.385       1.449      2,900,857
                                                                                  2007   1.366       1.385      3,253,311
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)..................... 2012   0.634       0.693      4,539,462
                                                                                  2011   0.663       0.634      8,084,131
                                                                                  2010   0.583       0.663     12,172,827
                                                                                  2009   0.396       0.583     13,770,208
                                                                                  2008   0.739       0.396     17,292,919
                                                                                  2007   0.622       0.739     21,314,773
                                                                                  2006   0.635       0.622     26,974,032

                                     UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).............................. 2012   1.743       1.850      1,519,095
                                                                                     2011   1.657       1.743      2,500,569
                                                                                     2010   1.549       1.657      3,555,138
                                                                                     2009   1.434       1.549      4,443,106
                                                                                     2008   1.504       1.434      4,637,374
                                                                                     2007   1.434       1.504      5,058,358
                                                                                     2006   1.377       1.434      5,969,967
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09).................. 2012   1.376       1.554      3,437,350
                                                                                     2011   1.531       1.376      7,570,122
                                                                                     2010   1.295       1.531     13,491,637
                                                                                     2009   1.026       1.295     17,493,502
 MSF BlackRock Money Market Subaccount (Class E) (5/10)............................. 2012   1.183       1.167      9,383,762
                                                                                     2011   1.198       1.183     21,398,194
                                                                                     2010   1.209       1.198     33,699,027
 MSF Davis Venture Value Subaccount (Class A) (4/08)................................ 2012   1.040       1.158      1,562,294
                                                                                     2011   1.098       1.040      3,626,884
                                                                                     2010   0.993       1.098      5,368,233
                                                                                     2009   0.762       0.993      6,327,133
                                                                                     2008   1.232       0.762      7,242,930
 MSF FI Large Cap Subaccount (Class A) (4/06)....................................... 2009   0.956       0.999             10
                                                                                     2008   1.756       0.956     12,999,765
                                                                                     2007   1.711       1.756     15,292,046
                                                                                     2006   1.685       1.711     19,928,589
 MSF FI Value Leaders Subaccount (Class D) (4/06)................................... 2012   1.607       1.835      2,071,583
                                                                                     2011   1.737       1.607      2,765,167
                                                                                     2010   1.537       1.737      4,791,217
                                                                                     2009   1.280       1.537      5,467,523
                                                                                     2008   2.126       1.280      5,877,625
                                                                                     2007   2.069       2.126      6,602,563
                                                                                     2006   2.013       2.069      8,131,076
 MSF Jennison Growth Subaccount (Class B) (4/08).................................... 2012   0.844       0.962          8,232
                                                                                     2011   0.853       0.844        966,333
                                                                                     2010   0.776       0.853      1,064,480
                                                                                     2009   0.564       0.776      1,311,531
                                                                                     2008   0.849       0.564      1,204,437
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)...................... 2011   0.942       1.022             --
                                                                                     2010   0.825       0.942      4,893,604
                                                                                     2009   0.636       0.825      5,061,384
                                                                                     2008   1.081       0.636      5,537,308
                                                                                     2007   1.061       1.081      4,221,614
                                                                                     2006   1.000       1.061      1,958,944
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06).................... 2012   1.211       1.305      3,205,012
                                                                                     2011   1.188       1.211      2,990,464
                                                                                     2010   1.093       1.188      3,678,320
                                                                                     2009   0.919       1.093      3,051,789
                                                                                     2008   1.088       0.919      2,133,622
                                                                                     2007   1.044       1.088      1,162,306
                                                                                     2006   1.000       1.044        383,115
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)........ 2012   1.126       1.239      2,347,220
                                                                                     2011   1.129       1.126      2,667,434
                                                                                     2010   1.026       1.129      2,874,192
                                                                                     2009   0.840       1.026      2,872,537
                                                                                     2008   1.086       0.840      2,776,858
                                                                                     2007   1.049       1.086      2,291,363
                                                                                     2006   1.000       1.049        883,128
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)........................ 2012   1.039       1.162     15,254,988
                                                                                     2011   1.068       1.039     15,109,022
                                                                                     2010   0.956       1.068     17,557,990
                                                                                     2009   0.765       0.956     15,625,705
                                                                                     2008   1.086       0.765     15,069,930
                                                                                     2007   1.055       1.086     11,330,342
                                                                                     2006   1.000       1.055      3,589,386

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)................ 2012   0.953
                                                                                           2011   1.004
                                                                                           2010   0.886
                                                                                           2009   0.696
                                                                                           2008   1.086
                                                                                           2007   1.060
                                                                                           2006   1.000
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *................................... 2012   1.055
                                                                                           2011   1.049
                                                                                           2010   0.926
                                                                                           2009   0.743
                                                                                           2008   1.197
                                                                                           2007   1.206
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2012   2.192
                                                                                           2011   2.173
                                                                                           2010   2.004
                                                                                           2009   1.715
                                                                                           2008   2.236
                                                                                           2007   2.175
                                                                                           2006   2.031
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2012   1.306
                                                                                           2011   1.312
                                                                                           2010   1.193
                                                                                           2009   1.000
                                                                                           2008   1.501
                                                                                           2007   1.413
                                                                                           2006   1.276
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *.............................. 2012   0.809
                                                                                           2011   0.937
                                                                                           2010   0.877
                                                                                           2009   0.691
                                                                                           2008   1.208
                                                                                           2007   1.238
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........................... 2012   1.282
                                                                                           2011   1.354
                                                                                           2010   1.081
                                                                                           2009   0.869
                                                                                           2008   1.324
                                                                                           2007   1.362
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2012   1.047
                                                                                           2011   1.075
                                                                                           2010   0.933
                                                                                           2009   0.661
                                                                                           2008   1.154
                                                                                           2007   1.071
                                                                                           2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2012   1.415
                                                                                           2011   1.413
                                                                                           2010   1.063
                                                                                           2009   0.777
                                                                                           2008   1.179
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2012   1.541
                                                                                           2011   1.520
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 2012   1.241
                                                                                           2011   1.190
                                                                                           2010   1.137
                                                                                           2009   1.103
                                                                                           2008   1.119
                                                                                           2007   1.085
                                                                                           2006   1.046
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)........................... 2006   1.122
                                                                                           2005   1.075



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)................ 1.086     10,579,837
                                                                                           0.953     11,809,727
                                                                                           1.004     13,650,455
                                                                                           0.886     13,663,307
                                                                                           0.696     11,733,669
                                                                                           1.086      9,455,372
                                                                                           1.060      5,640,976
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *................................... 1.205      5,708,323
                                                                                           1.055      9,016,727
                                                                                           1.049     14,424,993
                                                                                           0.926      8,207,661
                                                                                           0.743      2,598,146
                                                                                           1.197      2,959,712
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2.410      3,997,834
                                                                                           2.192      6,398,691
                                                                                           2.173     10,017,498
                                                                                           2.004     11,933,566
                                                                                           1.715     14,963,634
                                                                                           2.236     19,448,863
                                                                                           2.175     23,285,509
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 1.503      1,144,577
                                                                                           1.306      2,112,750
                                                                                           1.312      3,278,631
                                                                                           1.193      3,622,554
                                                                                           1.000      3,456,678
                                                                                           1.501      2,763,653
                                                                                           1.413      1,979,896
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *.............................. 0.945         21,966
                                                                                           0.809        717,239
                                                                                           0.937      2,118,667
                                                                                           0.877      2,905,850
                                                                                           0.691      2,942,702
                                                                                           1.208      3,338,573
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........................... 1.472          6,447
                                                                                           1.282        898,070
                                                                                           1.354      2,089,324
                                                                                           1.081      2,423,303
                                                                                           0.869      2,747,838
                                                                                           1.324      2,959,038
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.226      1,940,003
                                                                                           1.047      2,542,898
                                                                                           1.075      3,295,036
                                                                                           0.933      3,778,580
                                                                                           0.661      3,936,973
                                                                                           1.154      4,188,672
                                                                                           1.071      4,045,842
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 1.618      3,022,901
                                                                                           1.415      5,375,658
                                                                                           1.413      7,816,583
                                                                                           1.063      8,473,760
                                                                                           0.777      9,639,789
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.693         15,269
                                                                                           1.541        367,858
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 1.268      2,705,000
                                                                                           1.241      4,375,374
                                                                                           1.190      6,050,925
                                                                                           1.137      6,823,795
                                                                                           1.103      7,512,059
                                                                                           1.119      8,563,783
                                                                                           1.085     10,319,724
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)........................... 1.186             --
                                                                                           1.122      2,995,331

                                 UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                    UNIT      UNIT       NUMBER OF
                                                                                   VALUE      VALUE        UNITS
                                                                                     AT        AT       OUTSTANDING
                                                                                 BEGINNING   END OF         AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR      END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ----------------
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.401       1.449               8
                                                                         2008   1.355       1.401       10,784,531
                                                                         2007   1.262       1.355       9,605,873
                                                                         2006   1.231       1.262       10,313,946
                                                                         2005   1.218       1.231       10,959,074
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................. 2007   1.978       2.115              --
                                                                         2006   1.709       1.978       8,877,921
                                                                         2005   1.617       1.709       9,127,513
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04)................... 2006   1.153       1.229              --
                                                                         2005   1.074       1.153       23,814,110
 Travelers Convertible Securities Subaccount (5/04)..................... 2006   1.027       1.095              --
                                                                         2005   1.036       1.027         304,578
 Travelers Disciplined Mid Cap Stock Subaccount (8/98).................. 2006   2.383       2.605              --
                                                                         2005   2.147       2.383       3,951,037
 Travelers Equity Income Subaccount (10/96)............................. 2006   1.914       2.013              --
                                                                         2005   1.856       1.914       10,972,268
 Travelers Federated High Yield Subaccount (11/96)...................... 2006   1.540       1.581              --
                                                                         2005   1.522       1.540       2,050,790
 Travelers Large Cap Subaccount (9/96).................................. 2006   1.633       1.685              --
                                                                         2005   1.522       1.633       13,723,565
 Travelers Mercury Large Cap Core Subaccount (6/98)..................... 2006   1.001       1.063              --
                                                                         2005   0.905       1.001       2,421,732
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/01)................ 2006   0.600       0.635              --
                                                                         2005   0.590       0.600       33,812,297
 Travelers MFS(Reg. TM) Total Return Subaccount (8/96).................. 2006   1.965       2.031              --
                                                                         2005   1.934       1.965       28,235,691
 Travelers MFS(Reg. TM) Value Subaccount (5/04)......................... 2006   1.180       1.276              --
                                                                         2005   1.123       1.180         864,629
 Travelers Mondrian International Stock Subaccount (9/96)............... 2006   1.321       1.519              --
                                                                         2005   1.222       1.321       13,209,353
 Travelers Pioneer Fund Subaccount (5/03)............................... 2006   1.397       1.484              --
                                                                         2005   1.336       1.397         148,629
 Travelers Pioneer Strategic Income Subaccount (9/96)................... 2006   1.552       1.569              --
                                                                         2005   1.517       1.552       3,067,805
 Travelers Quality Bond Subaccount (7/97)............................... 2006   1.389       1.377              --
                                                                         2005   1.384       1.389       7,481,341
 Travelers Strategic Equity Subaccount (9/96)........................... 2006   1.620       1.692              --
                                                                         2005   1.609       1.620       10,796,465
 Travelers U.S. Government Securities Subaccount (5/04)................. 2006   1.084       1.046              --
                                                                         2005   1.053       1.084       13,518,079
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (5/03)................... 2009   1.044       1.014                (2)
                                                                         2008   1.648       1.044       2,073,591
                                                                         2007   1.709       1.648       2,363,002
                                                                         2006   1.492       1.709       2,280,050
                                                                         2005   1.452       1.492       2,172,690



------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2012.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2012 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust - MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust - MFS(Reg. TM) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap
Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust - Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by the Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc. - Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Templeton Growth Fund, Inc. - Class A was replaced by Met Investors Series Trust -Met/Templeton Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife of CT Separate Account QPN for Variable Annuities and Board of Directors of
MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account QPN for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2012, the related statements of operations for the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2012, the results of their operations for the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 28, 2013



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
         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2012


                                             AMERICAN FUNDS       AMERICAN FUNDS       AMERICAN FUNDS        FIDELITY VIP
                                              GLOBAL GROWTH           GROWTH            GROWTH-INCOME         CONTRAFUND
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   -------------------
ASSETS:
   Investments at fair value.............  $       15,550,518   $       20,359,808   $       12,102,722   $        14,269,019
   Due from MetLife Insurance
     Company of Connecticut..............                  --                   --                   --                    --
                                           ------------------   ------------------   ------------------   -------------------
       Total Assets......................          15,550,518           20,359,808           12,102,722            14,269,019
                                           ------------------   ------------------   ------------------   -------------------
LIABILITIES:
   Accrued fees..........................                  45                   49                   65                    62
   Due to MetLife Insurance
     Company of Connecticut..............                  --                    1                   --                     1
                                           ------------------   ------------------   ------------------   -------------------
       Total Liabilities.................                  45                   50                   65                    63
                                           ------------------   ------------------   ------------------   -------------------

NET ASSETS...............................  $       15,550,473   $       20,359,758   $       12,102,657   $        14,268,956
                                           ==================   ==================   ==================   ===================


 The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                                                  FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                                                   SMALL-MID CAP      DEVELOPING MARKETS    FTVIPT TEMPLETON
                                          FIDELITY VIP MID CAP   GROWTH SECURITIES        SECURITIES       FOREIGN SECURITIES
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          --------------------  ------------------   -------------------   ------------------
ASSETS:
   Investments at fair value.............  $       21,045,385   $        3,414,425   $         8,146,775   $        5,165,667
   Due from MetLife Insurance
     Company of Connecticut..............                  --                   --                    --                   --
                                          --------------------  ------------------   -------------------   ------------------
       Total Assets......................          21,045,385            3,414,425             8,146,775            5,165,667
                                          --------------------  ------------------   -------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  29                   47                    39                   53
   Due to MetLife Insurance
     Company of Connecticut..............                   1                    1                     1                   --
                                          --------------------  ------------------   -------------------   ------------------
       Total Liabilities.................                  30                   48                    40                   53
                                          --------------------  ------------------   -------------------   ------------------

NET ASSETS...............................  $       21,045,355   $        3,414,377   $         8,146,735   $        5,165,614
                                          ====================  ==================   ===================   ==================


                                                                                            LMPIT               LMPVET
                                               JANUS ASPEN       LMPET CLEARBRIDGE      WESTERN ASSET    CLEARBRIDGE VARIABLE
                                               ENTERPRISE         SMALL CAP VALUE      CORPORATE BOND      AGGRESSIVE GROWTH
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------   ------------------   ------------------  --------------------
ASSETS:
   Investments at fair value............. $         8,724,746   $          166,496   $        5,572,873   $        7,648,855
   Due from MetLife Insurance
     Company of Connecticut..............                  --                   --                   --                   --
                                          -------------------   ------------------   ------------------  --------------------
       Total Assets......................           8,724,746              166,496            5,572,873            7,648,855
                                          -------------------   ------------------   ------------------  --------------------
LIABILITIES:
   Accrued fees..........................                  80                   63                   83                   62
   Due to MetLife Insurance
     Company of Connecticut..............                   1                    1                   --                   --
                                          -------------------   ------------------   ------------------  --------------------
       Total Liabilities.................                  81                   64                   83                   62
                                          -------------------   ------------------   ------------------  --------------------

NET ASSETS............................... $         8,724,665   $          166,432   $        5,572,790   $        7,648,793
                                          ===================   ==================   ==================  ====================

                                                                      LMPVET
                                                 LMPVET        CLEARBRIDGE VARIABLE
                                          CLEARBRIDGE VARIABLE     EQUITY INCOME
                                              APPRECIATION            BUILDER
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------- --------------------
ASSETS:
   Investments at fair value............. $        10,267,709   $        2,587,302
   Due from MetLife Insurance
     Company of Connecticut..............                  --                   --
                                          -------------------- --------------------
       Total Assets......................          10,267,709            2,587,302
                                          -------------------- --------------------
LIABILITIES:
   Accrued fees..........................                  63                   82
   Due to MetLife Insurance
     Company of Connecticut..............                   1                   16
                                          -------------------- --------------------
       Total Liabilities.................                  64                   98
                                          -------------------- --------------------

NET ASSETS............................... $        10,267,645   $        2,587,204
                                          ==================== ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                 LMPVET
                                          CLEARBRIDGE VARIABLE         LMPVET               LMPVET               LMPVET
                                               FUNDAMENTAL      CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE
                                              ALL CAP VALUE       LARGE CAP GROWTH      LARGE CAP VALUE     SMALL CAP GROWTH
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------- -------------------- --------------------
ASSETS:
   Investments at fair value.............  $         4,273,481  $         2,873,791   $        4,683,614   $        3,222,858
   Due from MetLife Insurance
     Company of Connecticut..............                   --                    1                   --                   --
                                          --------------------  -------------------- -------------------- --------------------
       Total Assets......................            4,273,481            2,873,792            4,683,614            3,222,858
                                          --------------------  -------------------- -------------------- --------------------
LIABILITIES:
   Accrued fees..........................                   78                  105                   42                   65
   Due to MetLife Insurance
     Company of Connecticut..............                   --                   --                   --                    1
                                          --------------------  -------------------- -------------------- --------------------
       Total Liabilities.................                   78                  105                   42                   66
                                          --------------------  -------------------- -------------------- --------------------

NET ASSETS...............................  $         4,273,403  $         2,873,687   $        4,683,572   $        3,222,792
                                          ====================  ==================== ==================== ====================

                                                LMPVET                LMPVIT
                                          INVESTMENT COUNSEL       WESTERN ASSET        MIST AMERICAN        MIST AMERICAN
                                            VARIABLE SOCIAL       VARIABLE GLOBAL      FUNDS BALANCED        FUNDS GROWTH
                                               AWARENESS          HIGH YIELD BOND        ALLOCATION           ALLOCATION
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------   -------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............. $        3,713,045   $         6,832,127   $        3,227,905   $        4,339,195
   Due from MetLife Insurance
     Company of Connecticut..............                 --                    --                   --                   --
                                          ------------------   -------------------   ------------------   ------------------
       Total Assets......................          3,713,045             6,832,127            3,227,905            4,339,195
                                          ------------------   -------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                 76                    48                   72                   19
   Due to MetLife Insurance
     Company of Connecticut..............                  1                    --                   10                   10
                                          ------------------   -------------------   ------------------   ------------------
       Total Liabilities.................                 77                    48                   82                   29
                                          ------------------   -------------------   ------------------   ------------------

NET ASSETS............................... $        3,712,968   $         6,832,079   $        3,227,823   $        4,339,166
                                          ==================   ===================   ==================   ==================


                                              MIST AMERICAN
                                             FUNDS MODERATE       MIST BLACKROCK
                                               ALLOCATION           HIGH YIELD
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------   ------------------
ASSETS:
   Investments at fair value............. $         2,278,446   $        6,543,882
   Due from MetLife Insurance
     Company of Connecticut..............                  --                   --
                                          -------------------   ------------------
       Total Assets......................           2,278,446            6,543,882
                                          -------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  17                   59
   Due to MetLife Insurance
     Company of Connecticut..............                   9                   --
                                          -------------------   ------------------
       Total Liabilities.................                  26                   59
                                          -------------------   ------------------

NET ASSETS............................... $         2,278,420   $        6,543,823
                                          ===================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                                                 MIST
                                             MIST BLACKROCK        MIST CLARION          MIST DREMAN        HARRIS OAKMARK
                                             LARGE CAP CORE     GLOBAL REAL ESTATE     SMALL CAP VALUE       INTERNATIONAL
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $        1,828,453   $        7,001,168   $        1,363,452   $       12,591,317
   Due from MetLife Insurance
     Company of Connecticut..............                  --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets......................           1,828,453            7,001,168            1,363,452           12,591,317
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  68                   61                   24                   64
   Due to MetLife Insurance
     Company of Connecticut..............                  10                    1                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities.................                  78                   62                   24                   64
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS...............................  $        1,828,375   $        7,001,106   $        1,363,428   $       12,591,253
                                           ==================   ==================   ==================   ==================

                                                                                       MIST LEGG MASON
                                              MIST INVESCO             MIST              CLEARBRIDGE       MIST LORD ABBETT
                                            SMALL CAP GROWTH        JANUS FORTY       AGGRESSIVE GROWTH     BOND DEBENTURE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   -------------------
ASSETS:
   Investments at fair value.............  $        1,837,833   $       34,429,180   $          643,477   $         2,638,308
   Due from MetLife Insurance
     Company of Connecticut..............                  --                   --                   --                    --
                                           ------------------   ------------------   ------------------   -------------------
       Total Assets......................           1,837,833           34,429,180              643,477             2,638,308
                                           ------------------   ------------------   ------------------   -------------------
LIABILITIES:
   Accrued fees..........................                  33                   56                   38                    76
   Due to MetLife Insurance
     Company of Connecticut..............                   1                    2                    1                    --
                                           ------------------   ------------------   ------------------   -------------------
       Total Liabilities.................                  34                   58                   39                    76
                                           ------------------   ------------------   ------------------   -------------------

NET ASSETS...............................  $        1,837,799   $       34,429,122   $          643,438   $         2,638,232
                                           ==================   ==================   ==================   ===================

                                                                        MIST
                                             MIST LORD ABBETT       MET/TEMPLETON
                                               MID CAP VALUE           GROWTH
                                                SUBACCOUNT           SUBACCOUNT
                                           -------------------   ------------------
ASSETS:
   Investments at fair value.............  $         3,366,171   $       20,062,856
   Due from MetLife Insurance
     Company of Connecticut..............                   --                   --
                                           -------------------   ------------------
       Total Assets......................            3,366,171           20,062,856
                                           -------------------   ------------------
LIABILITIES:
   Accrued fees..........................                   49                   40
   Due to MetLife Insurance
     Company of Connecticut..............                    1                   19
                                           -------------------   ------------------
       Total Liabilities.................                   50                   59
                                           -------------------   ------------------

NET ASSETS...............................  $         3,366,121   $       20,062,797
                                           ===================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                              MIST METLIFE       MIST MFS EMERGING    MIST MFS RESEARCH        MIST MLA
                                           AGGRESSIVE STRATEGY    MARKETS EQUITY        INTERNATIONAL           MID CAP
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           -------------------  ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $        6,763,500   $        1,908,855   $          449,493   $        4,186,548
   Due from MetLife Insurance
     Company of Connecticut..............                   2                   --                   --                    1
                                           -------------------  ------------------   ------------------   ------------------
       Total Assets......................           6,763,502            1,908,855              449,493            4,186,549
                                           -------------------  ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  70                   32                   32                   71
   Due to MetLife Insurance
     Company of Connecticut..............                  --                    1                   --                   --
                                           -------------------  ------------------   ------------------   ------------------
       Total Liabilities.................                  70                   33                   32                   71
                                           -------------------  ------------------   ------------------   ------------------

NET ASSETS...............................  $        6,763,432   $        1,908,822   $          449,461   $        4,186,478
                                           ===================  ==================   ==================   ==================

                                               MIST PIMCO
                                           INFLATION PROTECTED      MIST PIMCO                               MIST PIONEER
                                                  BOND             TOTAL RETURN       MIST PIONEER FUND    STRATEGIC INCOME
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           -------------------  ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $       10,722,039   $       28,554,153   $          242,141   $        7,356,344
   Due from MetLife Insurance
     Company of Connecticut..............                  --                   --                   --                   --
                                           -------------------  ------------------   ------------------   ------------------
       Total Assets......................          10,722,039           28,554,153              242,141            7,356,344
                                           -------------------  ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  27                   39                   77                   81
   Due to MetLife Insurance
     Company of Connecticut..............                  --                    1                    1                    1
                                           -------------------  ------------------   ------------------   ------------------
       Total Liabilities.................                  27                   40                   78                   82
                                           -------------------  ------------------   ------------------   ------------------

NET ASSETS...............................  $       10,722,012   $       28,554,113   $          242,063   $        7,356,262
                                           ===================  ==================   ==================   ==================


                                                MIST RCM         MIST T. ROWE PRICE
                                               TECHNOLOGY          LARGE CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT
                                           -------------------  -------------------
ASSETS:
   Investments at fair value.............  $         1,488,072  $        18,654,955
   Due from MetLife Insurance
     Company of Connecticut..............                   --                   --
                                           -------------------  -------------------
       Total Assets......................            1,488,072           18,654,955
                                           -------------------  -------------------
LIABILITIES:
   Accrued fees..........................                   40                   37
   Due to MetLife Insurance
     Company of Connecticut..............                    1                   --
                                           -------------------  -------------------
       Total Liabilities.................                   41                   37
                                           -------------------  -------------------

NET ASSETS...............................  $         1,488,031  $        18,654,918
                                           ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                        MSF BARCLAYS
                                            MIST THIRD AVENUE     MIST VAN KAMPEN     CAPITAL AGGREGATE      MSF BLACKROCK
                                             SMALL CAP VALUE         COMSTOCK            BOND INDEX        AGGRESSIVE GROWTH
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $       12,496,483   $        1,634,586   $           92,520   $        8,238,087
   Due from MetLife Insurance
     Company of Connecticut..............                  --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets......................          12,496,483            1,634,586               92,520            8,238,087
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  54                  104                   75                   59
   Due to MetLife Insurance
     Company of Connecticut..............                   2                   --                    1                    1
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities.................                  56                  104                   76                   60
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS...............................  $       12,496,427   $        1,634,482   $           92,444   $        8,238,027
                                           ==================   ==================   ==================   ==================

                                                                                                              MSF BLACKROCK
                                              MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK         LEGACY LARGE
                                               BOND INCOME          DIVERSIFIED        LARGE CAP VALUE         CAP GROWTH
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                           ------------------   ------------------   -------------------  -------------------
ASSETS:
   Investments at fair value.............  $        8,986,978   $          924,248   $           772,842  $        16,719,878
   Due from MetLife Insurance
     Company of Connecticut..............                  --                   --                    --                    1
                                           ------------------   ------------------   -------------------  -------------------
       Total Assets......................           8,986,978              924,248               772,842           16,719,879
                                           ------------------   ------------------   -------------------  -------------------
LIABILITIES:
   Accrued fees..........................                  45                   37                    44                   30
   Due to MetLife Insurance
     Company of Connecticut..............                   1                    1                     1                   --
                                           ------------------   ------------------   -------------------  -------------------
       Total Liabilities.................                  46                   38                    45                   30
                                           ------------------   ------------------   -------------------  -------------------

NET ASSETS...............................  $        8,986,932   $          924,210   $           772,797  $        16,719,849
                                           ==================   ==================   ===================  ===================


                                              MSF BLACKROCK      MSF DAVIS VENTURE
                                              MONEY MARKET             VALUE
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------
ASSETS:
   Investments at fair value.............  $       44,934,391   $        5,042,809
   Due from MetLife Insurance
     Company of Connecticut..............                   6                   --
                                           ------------------   ------------------
       Total Assets......................          44,934,397            5,042,809
                                           ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  16                   61
   Due to MetLife Insurance
     Company of Connecticut..............                  --                   --
                                           ------------------   ------------------
       Total Liabilities.................                  16                   61
                                           ------------------   ------------------

NET ASSETS...............................  $       44,934,381   $        5,042,748
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                        MSF METLIFE          MSF METLIFE
                                                MSF FI            MSF JENNISON         CONSERVATIVE        CONSERVATIVE TO
                                             VALUE LEADERS           GROWTH             ALLOCATION       MODERATE ALLOCATION
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------   ------------------   -------------------
ASSETS:
   Investments at fair value............  $        7,689,438   $        1,985,391   $        7,991,840   $        7,360,782
   Due from MetLife Insurance
     Company of Connecticut.............                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   -------------------
       Total Assets.....................           7,689,438            1,985,391            7,991,840            7,360,782
                                          ------------------   ------------------   ------------------   -------------------
LIABILITIES:
   Accrued fees.........................                  92                  134                   57                   70
   Due to MetLife Insurance
     Company of Connecticut.............                  --                   14                   --                    1
                                          ------------------   ------------------   ------------------   -------------------
       Total Liabilities................                  92                  148                   57                   71
                                          ------------------   ------------------   ------------------   -------------------

NET ASSETS..............................  $        7,689,346   $        1,985,243   $        7,991,783   $        7,360,711
                                          ==================   ==================   ==================   ===================

                                                                   MSF METLIFE
                                              MSF METLIFE          MODERATE TO          MSF METLIFE            MSF MFS
                                          MODERATE ALLOCATION AGGRESSIVE ALLOCATION     STOCK INDEX         TOTAL RETURN
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------- --------------------- ------------------   ------------------
ASSETS:
   Investments at fair value............  $       30,877,186   $       24,659,822   $       20,942,489   $       29,571,832
   Due from MetLife Insurance
     Company of Connecticut.............                  --                   --                    5                   --
                                          ------------------- --------------------- ------------------   ------------------
       Total Assets.....................          30,877,186           24,659,822           20,942,494           29,571,832
                                          ------------------- --------------------- ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  64                   63                   67                   33
   Due to MetLife Insurance
     Company of Connecticut.............                   1                   --                   --                    2
                                          ------------------- --------------------- ------------------   ------------------
       Total Liabilities................                  65                   63                   67                   35
                                          ------------------- --------------------- ------------------   ------------------

NET ASSETS..............................  $       30,877,121   $       24,659,759   $       20,942,427   $       29,571,797
                                          =================== ===================== ==================   ==================


                                                                    MSF MSCI
                                             MSF MFS VALUE         EAFE INDEX
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------
ASSETS:
   Investments at fair value............  $        7,449,506   $           93,507
   Due from MetLife Insurance
     Company of Connecticut.............                  --                   --
                                          ------------------   ------------------
       Total Assets.....................           7,449,506               93,507
                                          ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                 102                   81
   Due to MetLife Insurance
     Company of Connecticut.............                  --                   --
                                          ------------------   ------------------
       Total Liabilities................                 102                   81
                                          ------------------   ------------------

NET ASSETS..............................  $        7,449,404   $           93,426
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2012




                                             MSF OPPENHEIMER     MSF RUSSELL 2000     MSF T. ROWE PRICE    MSF T. ROWE PRICE
                                              GLOBAL EQUITY            INDEX          LARGE CAP GROWTH     SMALL CAP GROWTH
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $        1,042,134   $           81,452   $        5,890,352   $       14,137,631
   Due from MetLife Insurance
     Company of Connecticut..............                  --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets......................           1,042,134               81,452            5,890,352           14,137,631
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  56                   76                   80                   49
   Due to MetLife Insurance
     Company of Connecticut..............                   1                    1                    2                    1
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities.................                  57                   77                   82                   50
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS...............................  $        1,042,077   $           81,375   $        5,890,270   $       14,137,581
                                           ==================   ==================   ==================   ==================

                                            MSF WESTERN ASSET
                                               MANAGEMENT        MSF WESTERN ASSET
                                             STRATEGIC BOND         MANAGEMENT
                                              OPPORTUNITIES       U.S. GOVERNMENT
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------
ASSETS:
   Investments at fair value.............  $           56,830   $        9,379,298
   Due from MetLife Insurance
     Company of Connecticut..............                  --                   --
                                           ------------------   ------------------
       Total Assets......................              56,830            9,379,298
                                           ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  90                   52
   Due to MetLife Insurance
     Company of Connecticut..............                  --                    1
                                           ------------------   ------------------
       Total Liabilities.................                  90                   53
                                           ------------------   ------------------

NET ASSETS...............................  $           56,740   $        9,379,245
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                            AMERICAN FUNDS       AMERICAN FUNDS       AMERICAN FUNDS        FIDELITY VIP
                                             GLOBAL GROWTH           GROWTH            GROWTH-INCOME         CONTRAFUND
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $          133,450   $          173,485   $          196,661   $          161,877
                                          ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................             198,675              277,265              150,501              208,116
                                          ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..            (65,225)            (103,780)               46,160             (46,239)
                                          ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                   --                   --                   --
      Realized gains (losses) on sale of
        investments.....................             473,635              643,089            (122,416)            (334,300)
                                          ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...             473,635              643,089            (122,416)            (334,300)
                                          ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................           3,220,810            3,919,830            2,315,799            3,251,091
                                          ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           3,694,445            4,562,919            2,193,383            2,916,791
                                          ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $        3,629,220   $        4,459,139   $        2,239,543   $        2,870,552
                                          ==================   ==================   ==================   ==================

                                                                  FTVIPT FRANKLIN     FTVIPT TEMPLETON
                                                                   SMALL-MID CAP     DEVELOPING MARKETS    FTVIPT TEMPLETON
                                          FIDELITY VIP MID CAP   GROWTH SECURITIES       SECURITIES       FOREIGN SECURITIES
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          --------------------  ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $           82,161   $               --   $          141,038   $          191,853
                                          --------------------  ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              290,258               36,620              120,546               74,218
                                          --------------------  ------------------   ------------------   ------------------
          Net investment income (loss)..            (208,097)             (36,620)               20,492              117,635
                                          --------------------  ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......            1,693,780              289,947                   --                   --
      Realized gains (losses) on sale of
        investments.....................            1,799,972              393,118            (486,640)            (692,701)
                                          --------------------  ------------------   ------------------   ------------------
          Net realized gains (losses)...            3,493,752              683,065            (486,640)            (692,701)
                                          --------------------  ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................              498,786            (147,080)            1,810,856            1,582,791
                                          --------------------  ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................            3,992,538              535,985            1,324,216              890,090
                                          --------------------  ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $        3,784,441   $          499,365   $        1,344,708   $        1,007,725
                                          ====================  ==================   ==================   ==================


                                              JANUS ASPEN       LMPET CLEARBRIDGE
                                              ENTERPRISE         SMALL CAP VALUE
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $               --   $               --
                                          ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................             124,806               15,693
                                          ------------------   ------------------
          Net investment income (loss)..           (124,806)             (15,693)
                                          ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                   --
      Realized gains (losses) on sale of
        investments.....................           1,943,960              164,869
                                          ------------------   ------------------
          Net realized gains (losses)...           1,943,960              164,869
                                          ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................           (139,803)               63,272
                                          ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           1,804,157              228,141
                                          ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $        1,679,351   $          212,448
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                                               LMPVET
                                                 LMPIT               LMPVET               LMPVET        CLEARBRIDGE VARIABLE
                                             WESTERN ASSET    CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE     EQUITY INCOME
                                            CORPORATE BOND      AGGRESSIVE GROWTH      APPRECIATION            BUILDER
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------  -------------------- -------------------- --------------------
INVESTMENT INCOME:
      Dividends.........................  $          306,387   $           32,517   $          167,454   $           84,645
                                          ------------------  -------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              89,894              186,719              170,223               49,567
                                          ------------------  -------------------- -------------------- --------------------
          Net investment income (loss)..             216,493            (154,202)              (2,769)               35,078
                                          ------------------  -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --              293,977                   --                   --
      Realized gains (losses) on sale of
        investments.....................             121,811            7,354,655            1,227,175            (490,522)
                                          ------------------  -------------------- -------------------- --------------------
          Net realized gains (losses)...             121,811            7,648,632            1,227,175            (490,522)
                                          ------------------  -------------------- -------------------- --------------------
      Change in unrealized gains (losses)
        on investments..................             649,130          (4,124,586)              956,774            1,038,184
                                          ------------------  -------------------- -------------------- --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................             770,941            3,524,046            2,183,949              547,662
                                          ------------------  -------------------- -------------------- --------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          987,434   $        3,369,844   $        2,181,180   $          582,740
                                          ==================  ==================== ==================== ====================

                                                 LMPVET
                                          CLEARBRIDGE VARIABLE        LMPVET               LMPVET               LMPVET
                                               FUNDAMENTAL     CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE
                                              ALL CAP VALUE      LARGE CAP GROWTH      LARGE CAP VALUE     SMALL CAP GROWTH
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------- -------------------- -------------------- --------------------
INVESTMENT INCOME:
      Dividends.........................   $           73,308   $           19,781   $          112,153   $           11,370
                                          -------------------- -------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges.........................               67,240               49,923               82,136               44,034
                                          -------------------- -------------------- -------------------- --------------------
          Net investment income (loss)..                6,068             (30,142)               30,017             (32,664)
                                          -------------------- -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                   --              180,117                4,553              149,707
      Realized gains (losses) on sale of
        investments.....................            (698,703)              937,044              741,658              516,135
                                          -------------------- -------------------- -------------------- --------------------
          Net realized gains (losses)...            (698,703)            1,117,161              746,211              665,842
                                          -------------------- -------------------- -------------------- --------------------
      Change in unrealized gains (losses)
        on investments..................            1,559,338            (221,396)              305,549              136,144
                                          -------------------- -------------------- -------------------- --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................              860,635              895,765            1,051,760              801,986
                                          -------------------- -------------------- -------------------- --------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $          866,703   $          865,623   $        1,081,777   $          769,322
                                          ==================== ==================== ==================== ====================

                                                LMPVET               LMPVIT
                                          INVESTMENT COUNSEL      WESTERN ASSET
                                            VARIABLE SOCIAL      VARIABLE GLOBAL
                                               AWARENESS         HIGH YIELD BOND
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $           55,654   $          491,024
                                          ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              39,027               73,559
                                          ------------------   ------------------
          Net investment income (loss)..              16,627              417,465
                                          ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                   --
      Realized gains (losses) on sale of
        investments.....................             121,166            (103,952)
                                          ------------------   ------------------
          Net realized gains (losses)...             121,166            (103,952)
                                          ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................             279,773              957,667
                                          ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................             400,939              853,715
                                          ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          417,566   $        1,271,180
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                              MIST AMERICAN        MIST AMERICAN        MIST AMERICAN
                                             FUNDS BALANCED        FUNDS GROWTH        FUNDS MODERATE       MIST BLACKROCK
                                               ALLOCATION           ALLOCATION           ALLOCATION           HIGH YIELD
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $           55,122   $           44,628   $           41,977   $          547,141
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................               38,520               42,068               24,470               64,515
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..               16,602                2,560               17,507              482,626
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......               33,450                   --               27,443               97,046
      Realized gains (losses) on sale of
        investments.....................               64,538               37,784               40,011              214,696
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...               97,988               37,784               67,454              311,742
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................              227,381              483,037              109,803              255,948
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................              325,369              520,821              177,257              567,690
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $          341,971   $          523,381   $          194,764   $        1,050,316
                                           ==================   ==================   ==================   ==================

                                                                                                                  MIST
                                             MIST BLACKROCK        MIST CLARION          MIST DREMAN         HARRIS OAKMARK
                                             LARGE CAP CORE     GLOBAL REAL ESTATE     SMALL CAP VALUE        INTERNATIONAL
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                           ------------------   -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.........................   $           25,233   $           195,340  $            13,278  $           290,950
                                           ------------------   -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.........................               25,386                87,202               14,393              139,880
                                           ------------------   -------------------  -------------------  -------------------
          Net investment income (loss)..                (153)               108,138              (1,115)              151,070
                                           ------------------   -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                   --                    --                   --                   --
      Realized gains (losses) on sale of
        investments.....................               47,546             (830,763)               38,318          (1,618,717)
                                           ------------------   -------------------  -------------------  -------------------
          Net realized gains (losses)...               47,546             (830,763)               38,318          (1,618,717)
                                           ------------------   -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments..................              231,277             2,512,271              178,133            4,828,350
                                           ------------------   -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................              278,823             1,681,508              216,451            3,209,633
                                           ------------------   -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $          278,670   $         1,789,646  $           215,336  $         3,360,703
                                           ==================   ===================  ===================  ===================


                                               MIST INVESCO             MIST
                                             SMALL CAP GROWTH        JANUS FORTY
                                                SUBACCOUNT           SUBACCOUNT
                                           -------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $                --   $          207,618
                                           -------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................                20,441              524,081
                                           -------------------   ------------------
          Net investment income (loss)..              (20,441)            (316,463)
                                           -------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......               127,271                   --
      Realized gains (losses) on sale of
        investments.....................                67,514              110,679
                                           -------------------   ------------------
          Net realized gains (losses)...               194,785              110,679
                                           -------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................               130,047            9,612,775
                                           -------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................               324,832            9,723,454
                                           -------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $           304,391   $        9,406,991
                                           ===================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                            MIST LEGG MASON
                                              CLEARBRIDGE       MIST LORD ABBETT     MIST LORD ABBETT    MIST MET/TEMPLETON
                                           AGGRESSIVE GROWTH     BOND DEBENTURE        MID CAP VALUE           GROWTH
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $              161   $          270,381   $           21,098   $          458,657
                                          ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................               6,915               35,567               49,021              286,292
                                          ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..             (6,754)              234,814             (27,923)              172,365
                                          ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                   --                   --            1,024,077
      Realized gains (losses) on sale of
        investments.....................              28,354              243,691            (267,969)          (2,118,296)
                                          ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...              28,354              243,691            (267,969)          (1,094,219)
                                          ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................              88,082             (61,439)              907,320            5,432,659
                                          ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................             116,436              182,252              639,351            4,338,440
                                          ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          109,682   $          417,066   $          611,428   $        4,510,805
                                          ==================   ==================   ==================   ==================


                                             MIST METLIFE       MIST MFS EMERGING    MIST MFS RESEARCH        MIST MLA
                                          AGGRESSIVE STRATEGY    MARKETS EQUITY        INTERNATIONAL           MID CAP
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $           58,921   $           15,648   $           10,073   $           39,079
                                          -------------------  ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              92,334               18,513                6,103               64,673
                                          -------------------  ------------------   ------------------   ------------------
          Net investment income (loss)..            (33,413)              (2,865)                3,970             (25,594)
                                          -------------------  ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                   --                   --                   --
      Realized gains (losses) on sale of
        investments.....................           (311,833)               24,596               11,058              309,299
                                          -------------------  ------------------   ------------------   ------------------
          Net realized gains (losses)...           (311,833)               24,596               11,058              309,299
                                          -------------------  ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................           1,650,684              252,318               65,795               93,184
                                          -------------------  ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           1,338,851              276,914               76,853              402,483
                                          -------------------  ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $        1,305,438   $          274,049   $           80,823   $          376,889
                                          ===================  ==================   ==================   ==================

                                              MIST PIMCO
                                          INFLATION PROTECTED      MIST PIMCO
                                                 BOND             TOTAL RETURN
                                              SUBACCOUNT           SUBACCOUNT
                                          -------------------  ------------------
INVESTMENT INCOME:
      Dividends.........................  $          306,759   $        1,101,882
                                          -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................             103,865              314,321
                                          -------------------  ------------------
          Net investment income (loss)..             202,894              787,561
                                          -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......             562,946                   --
      Realized gains (losses) on sale of
        investments.....................             122,244            1,767,621
                                          -------------------  ------------------
          Net realized gains (losses)...             685,190            1,767,621
                                          -------------------  ------------------
      Change in unrealized gains (losses)
        on investments..................           (122,425)               69,203
                                          -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................             562,765            1,836,824
                                          -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          765,659   $        2,624,385
                                          ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                                                 MIST PIONEER           MIST RCM       MIST T. ROWE PRICE
                                           MIST PIONEER FUND   STRATEGIC INCOME        TECHNOLOGY        LARGE CAP VALUE
                                              SUBACCOUNT          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                          ------------------  ------------------   ------------------  ------------------
INVESTMENT INCOME:
     Dividends..........................  $            7,776  $          477,224   $               --   $         381,287
                                          ------------------  ------------------   ------------------  ------------------
EXPENSES:
     Mortality and expense risk
        charges.........................               4,963              98,580               19,771             255,228
                                          ------------------  ------------------   ------------------  ------------------
          Net investment income (loss)..               2,813             378,644             (19,771)             126,059
                                          ------------------  ------------------   ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
     Realized gain distributions........                  --              36,617              204,642                  --
     Realized gains (losses) on sale of
        investments.....................              33,558             625,264             (89,629)         (2,606,651)
                                          ------------------  ------------------   ------------------  ------------------
          Net realized gains (losses)...              33,558             661,881              115,013         (2,606,651)
                                          ------------------  ------------------   ------------------  ------------------
     Change in unrealized gains (losses)
        on investments..................               9,134           (134,074)               75,649           6,226,107
                                          ------------------  ------------------   ------------------  ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments.....................              42,692             527,807              190,662           3,619,456
                                          ------------------  ------------------   ------------------  ------------------
     Net increase (decrease) in net assets
        resulting from operations.......  $           45,505  $          906,451   $          170,891   $       3,745,515
                                          ==================  ==================   ==================  ==================

                                                                                      MSF BARCLAYS
                                           MIST THIRD AVENUE    MIST VAN KAMPEN     CAPITAL AGGREGATE      MSF BLACKROCK
                                            SMALL CAP VALUE        COMSTOCK            BOND INDEX        AGGRESSIVE GROWTH
                                              SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------  ------------------   ------------------   ------------------
INVESTMENT INCOME:
     Dividends..........................  $               --  $           34,984   $          107,997   $              --
                                          ------------------  ------------------   ------------------   ------------------
EXPENSES:
     Mortality and expense risk
        charges.........................             162,003              26,377               22,091             113,056
                                          ------------------  ------------------   ------------------   ------------------
          Net investment income (loss)..           (162,003)               8,607               85,906           (113,056)
                                          ------------------  ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
     Realized gain distributions........                  --                  --                   --                  --
     Realized gains (losses) on sale of
        investments.....................           (697,690)             790,237              272,599           1,012,015
                                          ------------------  ------------------   ------------------   ------------------
          Net realized gains (losses)...           (697,690)             790,237              272,599           1,012,015
                                          ------------------  ------------------   ------------------   ------------------
     Change in unrealized gains (losses)
        on investments..................           3,249,362           (350,518)            (305,044)             310,879
                                          ------------------  ------------------   ------------------   ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments.....................           2,551,672             439,719             (32,445)           1,322,894
                                          ------------------  ------------------   ------------------   ------------------
     Net increase (decrease) in net assets
        resulting from operations.......  $        2,389,669  $          448,326   $           53,461   $       1,209,838
                                          ==================  ==================   ==================   ==================


                                             MSF BLACKROCK        MSF BLACKROCK
                                              BOND INCOME          DIVERSIFIED
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------
INVESTMENT INCOME:
     Dividends..........................  $          309,748   $           35,513
                                          ------------------   ------------------
EXPENSES:
     Mortality and expense risk
        charges.........................             117,510               13,502
                                          ------------------   ------------------
          Net investment income (loss)..             192,238               22,011
                                          ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
     Realized gain distributions........              74,644                   --
     Realized gains (losses) on sale of
        investments.....................             354,249              116,838
                                          ------------------   ------------------
          Net realized gains (losses)...             428,893              116,838
                                          ------------------   ------------------
     Change in unrealized gains (losses)
        on investments..................              46,684              (7,101)
                                          ------------------   ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments.....................             475,577              109,737
                                          ------------------   ------------------
     Net increase (decrease) in net assets
        resulting from operations.......  $          667,815   $          131,748
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                   MSF BLACKROCK
                                              MSF BLACKROCK        LEGACY LARGE         MSF BLACKROCK      MSF DAVIS VENTURE
                                             LARGE CAP VALUE        CAP GROWTH          MONEY MARKET             VALUE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $           10,141   $           81,919   $               --   $           70,814
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................               8,385              252,833              620,048               84,804
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)...               1,756            (170,914)            (620,048)             (13,990)
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........             115,349                   --                   --                   --
      Realized gains (losses) on sale of
        investments......................              18,332            6,074,360                   --            (233,882)
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)....             133,681            6,074,360                   --            (233,882)
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................            (43,138)          (2,539,691)                   --            1,163,352
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................              90,543            3,534,669                   --              929,470
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $           92,299   $        3,363,755   $        (620,048)   $          915,480
                                           ==================   ==================   ==================   ==================

                                                                                         MSF METLIFE          MSF METLIFE
                                                 MSF FI            MSF JENNISON         CONSERVATIVE        CONSERVATIVE TO
                                              VALUE LEADERS           GROWTH             ALLOCATION       MODERATE ALLOCATION
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $          110,454   $              382   $          282,965   $          269,708
                                           ------------------   ------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             107,862               27,174               93,842               90,646
                                           ------------------   ------------------   ------------------   -------------------
          Net investment income (loss)...               2,592             (26,792)              189,123              179,062
                                           ------------------   ------------------   ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --              444,373              235,182               29,179
      Realized gains (losses) on sale of
        investments......................           (942,194)              135,097              225,956              471,808
                                           ------------------   ------------------   ------------------   -------------------
          Net realized gains (losses)....           (942,194)              579,470              461,138              500,987
                                           ------------------   ------------------   ------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................           2,196,524            (258,509)             (46,575)              196,812
                                           ------------------   ------------------   ------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           1,254,330              320,961              414,563              697,799
                                           ------------------   ------------------   ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        1,256,922   $          294,169   $          603,686   $          876,861
                                           ==================   ==================   ==================   ===================

                                                                     MSF METLIFE
                                                MSF METLIFE          MODERATE TO
                                            MODERATE ALLOCATION AGGRESSIVE ALLOCATION
                                                SUBACCOUNT           SUBACCOUNT
                                           -------------------- ---------------------
INVESTMENT INCOME:
      Dividends..........................  $           793,508   $          547,416
                                           -------------------- ---------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              380,258              314,003
                                           -------------------- ---------------------
          Net investment income (loss)...              413,250              233,413
                                           -------------------- ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                   --                   --
      Realized gains (losses) on sale of
        investments......................              764,015              460,705
                                           -------------------- ---------------------
          Net realized gains (losses)....              764,015              460,705
                                           -------------------- ---------------------
      Change in unrealized gains (losses)
        on investments...................            2,476,889            2,987,916
                                           -------------------- ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................            3,240,904            3,448,621
                                           -------------------- ---------------------
      Net increase (decrease) in net assets
        resulting from operations........  $         3,654,154   $        3,682,034
                                           ==================== =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012




                                              MSF METLIFE            MSF MFS                                 MSF MSCI
                                              STOCK INDEX         TOTAL RETURN        MSF MFS VALUE         EAFE INDEX
                                              SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                          ------------------   -----------------   ------------------   ------------------
INVESTMENT INCOME:
     Dividends..........................  $          508,424   $       1,075,397   $          181,846   $           54,214
                                          ------------------   -----------------   ------------------   ------------------
EXPENSES:
     Mortality and expense risk
        charges.........................             292,201             406,203               92,086               11,573
                                          ------------------   -----------------   ------------------   ------------------
          Net investment income (loss)..             216,223             669,194               89,760               42,641
                                          ------------------   -----------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
     Realized gain distributions........             204,080                  --              129,486                   --
     Realized gains (losses) on sale of
        investments.....................           2,683,150           (768,239)              149,064            (922,710)
                                          ------------------   -----------------   ------------------   ------------------
          Net realized gains (losses)...           2,887,230           (768,239)              278,550            (922,710)
                                          ------------------   -----------------   ------------------   ------------------
     Change in unrealized gains (losses)
        on investments..................             669,796           3,769,323              930,835              999,390
                                          ------------------   -----------------   ------------------   ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments.....................           3,557,026           3,001,084            1,209,385               76,680
                                          ------------------   -----------------   ------------------   ------------------
     Net increase (decrease) in net assets
        resulting from operations.......  $        3,773,249   $       3,670,278   $        1,299,145   $          119,321
                                          ==================   =================   ==================   ==================



                                            MSF OPPENHEIMER     MSF RUSSELL 2000     MSF T. ROWE PRICE   MSF T. ROWE PRICE
                                             GLOBAL EQUITY            INDEX          LARGE CAP GROWTH    SMALL CAP GROWTH
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                          ------------------   ------------------   ------------------  ------------------
INVESTMENT INCOME:
     Dividends..........................  $           13,524   $           29,080   $               --  $               --
                                          ------------------   ------------------   ------------------  ------------------
EXPENSES:
     Mortality and expense risk
        charges.........................              10,692               17,492               79,418             213,121
                                          ------------------   ------------------   ------------------  ------------------
          Net investment income (loss)..               2,832               11,588             (79,418)           (213,121)
                                          ------------------   ------------------   ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
     Realized gain distributions........                  --                   --                   --           2,185,672
     Realized gains (losses) on sale of
        investments.....................              16,770              351,539              713,268           2,670,787
                                          ------------------   ------------------   ------------------  ------------------
          Net realized gains (losses)...              16,770              351,539              713,268           4,856,459
                                          ------------------   ------------------   ------------------  ------------------
     Change in unrealized gains (losses)
        on investments..................             150,789             (55,465)              616,144         (1,650,705)
                                          ------------------   ------------------   ------------------  ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments.....................             167,559              296,074            1,329,412           3,205,754
                                          ------------------   ------------------   ------------------  ------------------
     Net increase (decrease) in net assets
        resulting from operations.......  $          170,391   $          307,662   $        1,249,994  $        2,992,633
                                          ==================   ==================   ==================  ==================

                                           MSF WESTERN ASSET
                                              MANAGEMENT        MSF WESTERN ASSET
                                               STRATEGIC           MANAGEMENT
                                          BOND OPPORTUNITIES     U.S. GOVERNMENT
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------
INVESTMENT INCOME:
     Dividends..........................  $           32,279   $          258,418
                                          ------------------   ------------------
EXPENSES:
     Mortality and expense risk
        charges.........................               6,951              114,327
                                          ------------------   ------------------
          Net investment income (loss)..              25,328              144,091
                                          ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
     Realized gain distributions........                  --                   --
     Realized gains (losses) on sale of
        investments.....................              70,635              180,949
                                          ------------------   ------------------
          Net realized gains (losses)...              70,635              180,949
                                          ------------------   ------------------
     Change in unrealized gains (losses)
        on investments..................            (31,570)             (53,413)
                                          ------------------   ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments.....................              39,065              127,536
                                          ------------------   ------------------
     Net increase (decrease) in net assets
        resulting from operations.......  $           64,393   $          271,627
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011



                                      AMERICAN FUNDS GLOBAL GROWTH       AMERICAN FUNDS GROWTH       AMERICAN FUNDS GROWTH-INCOME
                                               SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012            2011            2012            2011
                                     --------------  -------------- --------------  --------------- --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (65,225)  $         (43) $    (103,780)  $     (265,347) $       46,160  $        49,556
   Net realized gains (losses)......        473,635         229,515        643,089        (174,345)      (122,416)        (854,112)
   Change in unrealized gains
     (losses) on investments........      3,220,810     (3,111,650)      3,919,830      (1,499,696)      2,315,799          247,766
                                     --------------  -------------- --------------  --------------- --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      3,629,220     (2,882,178)      4,459,139      (1,939,388)      2,239,543        (556,790)
                                     --------------  -------------- --------------  --------------- --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      2,049,098       4,472,203      3,031,724        6,619,535      1,522,917        3,501,271
   Net transfers (including fixed
     account).......................    (1,171,069)       (888,156)    (1,247,158)        (233,038)      (585,038)        (180,852)
   Contract charges.................          (935)         (1,187)          (974)          (1,302)          (867)          (1,166)
   Transfers for contract benefits
     and terminations...............   (10,627,211)    (15,382,704)   (19,656,814)     (27,996,686)    (8,671,819)     (15,076,986)
                                     --------------  -------------- --------------  --------------- --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (9,750,117)    (11,799,844)   (17,873,222)     (21,611,491)    (7,734,807)     (11,757,733)
                                     --------------  -------------- --------------  --------------- --------------  ---------------
     Net increase (decrease)
       in net assets................    (6,120,897)    (14,682,022)   (13,414,083)     (23,550,879)    (5,495,264)     (12,314,523)
NET ASSETS:
   Beginning of year................     21,671,370      36,353,392     33,773,841       57,324,720     17,597,921       29,912,444
                                     --------------  -------------- --------------  --------------- --------------  ---------------
   End of year...................... $   15,550,473  $   21,671,370 $   20,359,758  $    33,773,841 $   12,102,657  $    17,597,921
                                     ==============  ============== ==============  =============== ==============  ===============


                                         FIDELITY VIP CONTRAFUND           FIDELITY VIP MID CAP
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012             2011            2012             2011
                                     --------------   --------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (46,239)   $     (170,692) $    (208,097)   $    (564,368)
   Net realized gains (losses)......      (334,300)       (1,553,659)      3,493,752        2,238,147
   Change in unrealized gains
     (losses) on investments........      3,251,091           871,349        498,786      (7,437,463)
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      2,870,552         (853,002)      3,784,441      (5,763,684)
                                     --------------   --------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      1,857,501         4,337,965      3,071,289        6,657,230
   Net transfers (including fixed
     account).......................      (968,505)           316,580    (2,256,592)      (1,493,756)
   Contract charges.................          (817)             (951)        (1,810)          (2,196)
   Transfers for contract benefits
     and terminations...............   (12,579,421)      (20,796,371)   (17,799,230)     (25,210,294)
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (11,691,242)      (16,142,777)   (16,986,343)     (20,049,016)
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets................    (8,820,690)      (16,995,779)   (13,201,902)     (25,812,700)
NET ASSETS:
   Beginning of year................     23,089,646        40,085,425     34,247,257       60,059,957
                                     --------------   --------------- --------------   --------------
   End of year...................... $   14,268,956   $    23,089,646 $   21,045,355   $   34,247,257
                                     ==============   =============== ==============   ==============

                                       FTVIPT FRANKLIN SMALL-MID CAP    FTVIPT TEMPLETON DEVELOPING
                                             GROWTH SECURITIES              MARKETS SECURITIES
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- --------------------------------
                                           2012             2011           2012             2011
                                     ---------------   -------------- --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      (36,620)   $     (74,086) $       20,492   $      (33,796)
   Net realized gains (losses)......         683,065          502,420      (486,640)            14,447
   Change in unrealized gains
     (losses) on investments........       (147,080)        (817,504)      1,810,856       (4,144,665)
                                     ---------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         499,365        (389,170)      1,344,708       (4,164,014)
                                     ---------------   -------------- --------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         496,877        1,058,383      1,382,412         3,657,015
   Net transfers (including fixed
     account).......................       (364,651)           22,006    (1,058,329)       (2,403,295)
   Contract charges.................           (180)            (216)          (669)             (867)
   Transfers for contract benefits
     and terminations...............     (2,479,078)      (3,763,768)    (8,623,505)      (16,712,212)
                                     ---------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...     (2,347,032)      (2,683,595)    (8,300,091)      (15,459,359)
                                     ---------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets................     (1,847,667)      (3,072,765)    (6,955,383)      (19,623,373)
NET ASSETS:
   Beginning of year................       5,262,044        8,334,809     15,102,118        34,725,491
                                     ---------------   -------------- --------------   ---------------
   End of year...................... $     3,414,377   $    5,262,044 $    8,146,735   $    15,102,118
                                     ===============   ============== ==============   ===============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                        FTVIPT TEMPLETON FOREIGN                                            LMPET CLEARBRIDGE
                                               SECURITIES                JANUS ASPEN ENTERPRISE              SMALL CAP VALUE
                                               SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- ------------------------------- -------------------------------
                                          2012             2011           2012             2011           2012             2011
                                     --------------  --------------- --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      117,635  $       110,821 $    (124,806)   $    (228,073) $     (15,693)   $     (63,441)
   Net realized gains (losses)......      (692,701)        (711,918)      1,943,960        3,058,135        164,869          103,461
   Change in unrealized gains
     (losses) on investments........      1,582,791        (920,912)      (139,803)      (3,135,254)         63,272        (440,859)
                                     --------------  --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      1,007,725      (1,522,009)      1,679,351        (305,192)        212,448        (400,839)
                                     --------------  --------------- --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        831,881        2,162,256        787,700        1,824,595        173,652          701,735
   Net transfers (including fixed
     account).......................      (524,805)        (418,130)      (211,107)        (550,273)       (80,358)         (20,916)
   Contract charges.................          (202)            (228)        (1,027)          (1,369)             --               --
   Transfers for contract benefits
     and terminations...............    (5,535,432)     (10,092,902)    (6,681,032)     (11,955,221)    (3,168,168)      (3,808,549)
                                     --------------  --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (5,228,558)      (8,349,004)    (6,105,466)     (10,682,268)    (3,074,874)      (3,127,730)
                                     --------------  --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................    (4,220,833)      (9,871,013)    (4,426,115)     (10,987,460)    (2,862,426)      (3,528,569)
NET ASSETS:
   Beginning of year................      9,386,447       19,257,460     13,150,780       24,138,240      3,028,858        6,557,427
                                     --------------  --------------- --------------   -------------- --------------   --------------
   End of year...................... $    5,165,614  $     9,386,447 $    8,724,665   $   13,150,780 $      166,432   $    3,028,858
                                     ==============  =============== ==============   ============== ==============   ==============

                                           LMPIT WESTERN ASSET              LMPVET CLEARBRIDGE
                                             CORPORATE BOND             VARIABLE AGGRESSIVE GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011            2012             2011
                                     --------------   -------------- ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      216,493   $      551,063 $     (154,202)   $    (506,115)
   Net realized gains (losses)......        121,811        (292,044)       7,648,632        7,792,700
   Change in unrealized gains
     (losses) on investments........        649,130          441,098     (4,124,586)      (6,116,265)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        987,434          700,117       3,369,844        1,170,320
                                     --------------   -------------- ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        626,522        1,466,775         987,372        4,246,832
   Net transfers (including fixed
     account).......................        (2,257)           15,063       (410,108)        (760,457)
   Contract charges.................          (402)            (564)           (467)            (743)
   Transfers for contract benefits
     and terminations...............    (6,687,233)     (10,544,994)    (24,132,838)     (33,699,735)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (6,063,370)      (9,063,720)    (23,556,041)     (30,214,103)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets................    (5,075,936)      (8,363,603)    (20,186,197)     (29,043,783)
NET ASSETS:
   Beginning of year................     10,648,726       19,012,329      27,834,990       56,878,773
                                     --------------   -------------- ---------------   --------------
   End of year...................... $    5,572,790   $   10,648,726 $     7,648,793   $   27,834,990
                                     ==============   ============== ===============   ==============

                                           LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                          VARIABLE APPRECIATION       VARIABLE EQUITY INCOME BUILDER
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     --------------   --------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      (2,769)   $        23,347 $       35,078   $      124,956
   Net realized gains (losses)......      1,227,175           373,437      (490,522)      (1,497,982)
   Change in unrealized gains
     (losses) on investments........        956,774          (24,453)      1,038,184        1,874,055
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      2,181,180           372,331        582,740          501,029
                                     --------------   --------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      1,027,389         2,189,183        368,117          907,086
   Net transfers (including fixed
     account).......................      (574,962)       (1,237,159)         48,023          431,700
   Contract charges.................        (1,116)           (1,453)          (213)            (250)
   Transfers for contract benefits
     and terminations...............   (11,617,963)      (12,317,062)    (4,551,589)      (5,570,001)
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (11,166,652)      (11,366,491)    (4,135,662)      (4,231,465)
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets................    (8,985,472)      (10,994,160)    (3,552,922)      (3,730,436)
NET ASSETS:
   Beginning of year................     19,253,117        30,247,277      6,140,126        9,870,562
                                     --------------   --------------- --------------   --------------
   End of year...................... $   10,267,645   $    19,253,117 $    2,587,204   $    6,140,126
                                     ==============   =============== ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                       LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE
                                        FUNDAMENTAL ALL CAP VALUE           LARGE CAP GROWTH                 LARGE CAP VALUE
                                               SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- ------------------------------- -------------------------------
                                          2012             2011           2012             2011            2012            2011
                                     --------------   -------------- --------------   -------------- ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $        6,068   $      (5,009) $     (30,142)   $     (75,037) $        30,017  $       82,082
   Net realized gains (losses)......      (698,703)        (915,884)      1,117,161          714,622         746,211         330,518
   Change in unrealized gains
     (losses) on investments........      1,559,338          153,130      (221,396)        (793,437)         305,549         101,500
                                     --------------   -------------- --------------   -------------- ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        866,703        (767,763)        865,623        (153,852)       1,081,777         514,100
                                     --------------   -------------- --------------   -------------- ---------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        520,167        1,217,737        387,791          966,564         608,070       1,269,278
   Net transfers (including fixed
     account).......................      (231,111)        (162,443)      (353,252)        (582,765)         (7,293)       (378,297)
   Contract charges.................          (402)            (538)          (103)            (172)           (445)           (543)
   Transfers for contract benefits
     and terminations...............    (5,297,914)      (6,153,358)    (4,108,402)      (4,863,749)     (6,366,942)     (8,053,064)
                                     --------------   -------------- --------------   -------------- ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (5,009,260)      (5,098,602)    (4,073,966)      (4,480,122)     (5,766,610)     (7,162,626)
                                     --------------   -------------- --------------   -------------- ---------------  --------------
     Net increase (decrease)
       in net assets................    (4,142,557)      (5,866,365)    (3,208,343)      (4,633,974)     (4,684,833)     (6,648,526)
NET ASSETS:
   Beginning of year................      8,415,960       14,282,325      6,082,030       10,716,004       9,368,405      16,016,931
                                     --------------   -------------- --------------   -------------- ---------------  --------------
   End of year...................... $    4,273,403   $    8,415,960 $    2,873,687   $    6,082,030 $     4,683,572  $    9,368,405
                                     ==============   ============== ==============   ============== ===============  ==============

                                       LMPVET CLEARBRIDGE VARIABLE       LMPVET INVESTMENT COUNSEL
                                            SMALL CAP GROWTH             VARIABLE SOCIAL AWARENESS
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------- --------------------------------
                                          2012             2011            2012             2011
                                     --------------   --------------- --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (32,664)   $      (70,749) $       16,627   $       (4,158)
   Net realized gains (losses)......        665,842           445,089        121,166            61,846
   Change in unrealized gains
     (losses) on investments........        136,144         (313,135)        279,773         (101,063)
                                     --------------   --------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        769,322            61,205        417,566          (43,375)
                                     --------------   --------------- --------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        393,023           711,377        288,848           358,563
   Net transfers (including fixed
     account).......................      (293,501)         (287,926)      (120,655)         (194,508)
   Contract charges.................          (114)             (120)          (101)             (133)
   Transfers for contract benefits
     and terminations...............    (2,410,877)       (3,260,814)    (1,634,834)       (2,079,400)
                                     --------------   --------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (2,311,469)       (2,837,483)    (1,466,742)       (1,915,478)
                                     --------------   --------------- --------------   ---------------
     Net increase (decrease)
       in net assets................    (1,542,147)       (2,776,278)    (1,049,176)       (1,958,853)
NET ASSETS:
   Beginning of year................      4,764,939         7,541,217      4,762,144         6,720,997
                                     --------------   --------------- --------------   ---------------
   End of year...................... $    3,222,792   $     4,764,939 $    3,712,968   $     4,762,144
                                     ==============   =============== ==============   ===============

                                      LMPVIT WESTERN ASSET VARIABLE    MIST AMERICAN FUNDS BALANCED
                                         GLOBAL HIGH YIELD BOND                 ALLOCATION
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011            2012             2011
                                     --------------   -------------- ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      417,465   $      696,513 $        16,602   $        1,451
   Net realized gains (losses)......      (103,952)        (148,444)          97,988           34,434
   Change in unrealized gains
     (losses) on investments........        957,667        (416,103)         227,381        (140,838)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      1,271,180          131,966         341,971        (104,953)
                                     --------------   -------------- ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        581,094        1,214,948         540,133          641,419
   Net transfers (including fixed
     account).......................      (220,685)        (341,808)        (68,167)          575,684
   Contract charges.................          (264)            (359)           (461)            (374)
   Transfers for contract benefits
     and terminations...............    (4,287,017)      (6,026,093)       (372,837)        (366,194)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (3,926,872)      (5,153,312)          98,668          850,535
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets................    (2,655,692)      (5,021,346)         440,639          745,582
NET ASSETS:
   Beginning of year................      9,487,771       14,509,117       2,787,184        2,041,602
                                     --------------   -------------- ---------------   --------------
   End of year...................... $    6,832,079   $    9,487,771 $     3,227,823   $    2,787,184
                                     ==============   ============== ===============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                       MIST AMERICAN FUNDS GROWTH           MIST AMERICAN
                                               ALLOCATION             FUNDS MODERATE ALLOCATION       MIST BLACKROCK HIGH YIELD
                                               SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------ -------------------------------
                                          2012            2011           2012            2011            2012            2011
                                     --------------  -------------- --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $        2,560  $          765 $       17,507  $        7,127  $      482,626  $      720,679
   Net realized gains (losses)......         37,784          59,909         67,454          34,223         311,742         256,118
   Change in unrealized gains
     (losses) on investments........        483,037       (245,737)        109,803        (79,101)         255,948       (810,848)
                                     --------------  -------------- --------------  --------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        523,381       (185,063)        194,764        (37,751)       1,050,316         165,949
                                     --------------  -------------- --------------  --------------  --------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        687,613         793,874        534,793         549,393         908,506       1,588,435
   Net transfers (including fixed
     account).......................        205,559         389,024       (42,094)         304,327         505,885         948,149
   Contract charges.................          (144)           (176)          (412)           (406)           (201)           (334)
   Transfers for contract benefits
     and terminations...............      (344,091)       (175,410)      (289,717)       (336,462)     (4,686,944)     (5,511,250)
                                     --------------  -------------- --------------  --------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...        548,937       1,007,312        202,570         516,852     (3,272,754)     (2,975,000)
                                     --------------  -------------- --------------  --------------  --------------  --------------
     Net increase (decrease)
       in net assets................      1,072,318         822,249        397,334         479,101     (2,222,438)     (2,809,051)
NET ASSETS:
   Beginning of year................      3,266,848       2,444,599      1,881,086       1,401,985       8,766,261      11,575,312
                                     --------------  -------------- --------------  --------------  --------------  --------------
   End of year...................... $    4,339,166  $    3,266,848 $    2,278,420  $    1,881,086  $    6,543,823  $    8,766,261
                                     ==============  ============== ==============  ==============  ==============  ==============


                                      MIST BLACKROCK LARGE CAP CORE   MIST CLARION GLOBAL REAL ESTATE
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011            2012             2011
                                     --------------   -------------- ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $        (153)   $        1,152 $       108,138   $      409,643
   Net realized gains (losses)......         47,546         (66,214)       (830,763)      (1,427,117)
   Change in unrealized gains
     (losses) on investments........        231,277           83,545       2,512,271          359,894
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        278,670           18,483       1,789,646        (657,580)
                                     --------------   -------------- ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        263,071          612,237         895,395        1,796,367
   Net transfers (including fixed
     account).......................        111,846          274,467         176,233        (202,562)
   Contract charges.................           (96)            (183)           (501)            (521)
   Transfers for contract benefits
     and terminations...............    (1,394,187)      (3,366,223)     (5,016,029)      (6,437,432)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (1,019,366)      (2,479,702)     (3,944,902)      (4,844,148)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets................      (740,696)      (2,461,219)     (2,155,256)      (5,501,728)
NET ASSETS:
   Beginning of year................      2,569,071        5,030,290       9,156,362       14,658,090
                                     --------------   -------------- ---------------   --------------
   End of year...................... $    1,828,375   $    2,569,071 $     7,001,106   $    9,156,362
                                     ==============   ============== ===============   ==============

                                                                            MIST HARRIS OAKMARK
                                       MIST DREMAN SMALL CAP VALUE             INTERNATIONAL
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011            2012             2011
                                     --------------   -------------- ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      (1,115)   $       13,290 $       151,070   $    (290,493)
   Net realized gains (losses)......         38,318           21,268     (1,618,717)      (2,014,087)
   Change in unrealized gains
     (losses) on investments........        178,133        (283,832)       4,828,350      (1,572,043)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        215,336        (249,274)       3,360,703      (3,876,623)
                                     --------------   -------------- ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        280,904          287,531       1,455,969        3,152,052
   Net transfers (including fixed
     account).......................      (140,168)          481,216       (936,185)      (1,037,929)
   Contract charges.................           (21)             (17)         (1,077)          (1,408)
   Transfers for contract benefits
     and terminations...............      (665,059)        (289,278)     (8,999,535)     (15,256,439)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (524,344)          479,452     (8,480,828)     (13,143,724)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets................      (309,008)          230,178     (5,120,125)     (17,020,347)
NET ASSETS:
   Beginning of year................      1,672,436        1,442,258      17,711,378       34,731,725
                                     --------------   -------------- ---------------   --------------
   End of year...................... $    1,363,428   $    1,672,436 $    12,591,253   $   17,711,378
                                     ==============   ============== ===============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                                                    MIST LEGG MASON CLEARBRIDGE
                                      MIST INVESCO SMALL CAP GROWTH        MIST JANUS FORTY              AGGRESSIVE GROWTH
                                               SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                     ------------------------------ ------------------------------ ------------------------------
                                          2012            2011           2012            2011           2012            2011
                                     --------------  -------------- --------------  -------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (20,441)  $     (23,544) $    (316,463)  $      618,609 $      (6,754)  $      (4,692)
   Net realized gains (losses)......        194,785         135,553        110,679     (3,024,669)         28,354           8,899
   Change in unrealized gains
     (losses) on investments........        130,047       (131,713)      9,612,775     (3,131,057)         88,082        (30,926)
                                     --------------  -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        304,391        (19,704)      9,406,991     (5,537,117)        109,682        (26,719)
                                     --------------  -------------- --------------  -------------- --------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        195,786         260,585      3,073,443       6,725,151         96,594          91,793
   Net transfers (including fixed
     account).......................      (101,572)         313,018    (1,402,875)     (4,446,492)       (73,236)         562,011
   Contract charges.................           (47)            (60)        (4,826)         (5,684)           (58)            (73)
   Transfers for contract benefits
     and terminations...............      (510,054)       (964,594)   (27,894,216)    (40,262,557)      (147,100)       (185,326)
                                     --------------  -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (415,887)       (391,051)   (26,228,474)    (37,989,582)      (123,800)         468,405
                                     --------------  -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets................      (111,496)       (410,755)   (16,821,483)    (43,526,699)       (14,118)         441,686
NET ASSETS:
   Beginning of year................      1,949,295       2,360,050     51,250,605      94,777,304        657,556         215,870
                                     --------------  -------------- --------------  -------------- --------------  --------------
   End of year...................... $    1,837,799  $    1,949,295 $   34,429,122  $   51,250,605 $      643,438  $      657,556
                                     ==============  ============== ==============  ============== ==============  ==============

                                            MIST LORD ABBETT                 MIST LORD ABBETT
                                             BOND DEBENTURE                    MID CAP VALUE
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011            2012             2011
                                     --------------   -------------- ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      234,814   $      359,158 $      (27,923)   $     (47,851)
   Net realized gains (losses)......        243,691          239,673       (267,969)        (464,833)
   Change in unrealized gains
     (losses) on investments........       (61,439)        (410,969)         907,320          145,064
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        417,066          187,862         611,428        (367,620)
                                     --------------   -------------- ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        381,464          919,519         491,827        1,204,772
   Net transfers (including fixed
     account).......................      (107,086)          576,303       (405,957)          (8,874)
   Contract charges.................           (34)             (69)            (91)            (134)
   Transfers for contract benefits
     and terminations...............    (3,156,744)      (3,571,046)     (3,756,854)      (4,907,716)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (2,882,400)      (2,075,293)     (3,671,075)      (3,711,952)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets................    (2,465,334)      (1,887,431)     (3,059,647)      (4,079,572)
NET ASSETS:
   Beginning of year................      5,103,566        6,990,997       6,425,768       10,505,340
                                     --------------   -------------- ---------------   --------------
   End of year...................... $    2,638,232   $    5,103,566 $     3,366,121   $    6,425,768
                                     ==============   ============== ===============   ==============

                                                                               MIST METLIFE
                                        MIST MET/TEMPLETON GROWTH           AGGRESSIVE STRATEGY
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012           2011 (a)          2012           2011 (a)
                                     --------------   --------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      172,365   $     (307,617) $     (33,413)   $     (95,305)
   Net realized gains (losses)......    (1,094,219)       (1,941,384)      (311,833)        (549,330)
   Change in unrealized gains
     (losses) on investments........      5,432,659       (5,922,282)      1,650,684      (1,554,069)
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      4,510,805       (8,171,283)      1,305,438      (2,198,704)
                                     --------------   --------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      1,925,504         2,289,049      1,408,245        1,646,581
   Net transfers (including fixed
     account).......................    (1,205,790)        49,911,434      (427,001)       16,312,688
   Contract charges.................        (1,699)           (2,188)        (1,087)          (1,304)
   Transfers for contract benefits
     and terminations...............   (14,947,313)      (14,245,722)    (5,915,909)      (5,365,515)
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (14,229,298)        37,952,573    (4,935,752)       12,592,450
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets................    (9,718,493)        29,781,290    (3,630,314)       10,393,746
NET ASSETS:
   Beginning of year................     29,781,290                --     10,393,746               --
                                     --------------   --------------- --------------   --------------
   End of year...................... $   20,062,797   $    29,781,290 $    6,763,432   $   10,393,746
                                     ==============   =============== ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                MIST MFS
                                         EMERGING MARKETS EQUITY     MIST MFS RESEARCH INTERNATIONAL        MIST MLA MID CAP
                                               SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- ------------------------------- -------------------------------
                                           2012            2011           2012             2011           2012            2011
                                      --------------  -------------- --------------   -------------- --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (2,865)  $        8,686 $        3,970   $        6,290 $     (25,594)  $      (19,249)
   Net realized gains (losses)......          24,596          56,577         11,058           33,310        309,299          273,216
   Change in unrealized gains
     (losses) on investments........         252,318       (432,012)         65,795        (118,907)         93,184        (879,972)
                                      --------------  -------------- --------------   -------------- --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         274,049       (366,749)         80,823         (79,307)        376,889        (626,005)
                                      --------------  -------------- --------------   -------------- --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         306,720         349,249        102,327          153,254        505,223        1,069,039
   Net transfers (including fixed
     account).......................         258,581         162,321       (24,176)          107,189      (272,106)           98,919
   Contract charges.................           (181)           (174)           (61)             (80)          (341)            (523)
   Transfers for contract benefits
     and terminations...............       (398,733)       (438,460)      (312,801)        (295,310)    (4,218,286)      (4,978,235)
                                      --------------  -------------- --------------   -------------- --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...         166,387          72,936      (234,711)         (34,947)    (3,985,510)      (3,810,800)
                                      --------------  -------------- --------------   -------------- --------------  ---------------
     Net increase (decrease)
       in net assets................         440,436       (293,813)      (153,888)        (114,254)    (3,608,621)      (4,436,805)
NET ASSETS:
   Beginning of year................       1,468,386       1,762,199        603,349          717,603      7,795,099       12,231,904
                                      --------------  -------------- --------------   -------------- --------------  ---------------
   End of year......................  $    1,908,822  $    1,468,386 $      449,461   $      603,349 $    4,186,478  $     7,795,099
                                      ==============  ============== ==============   ============== ==============  ===============

                                               MIST PIMCO
                                        INFLATION PROTECTED BOND          MIST PIMCO TOTAL RETURN
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011            2012             2011
                                     --------------   --------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      202,894   $       59,118  $      787,561   $    1,002,749
   Net realized gains (losses)......        685,190          512,061       1,767,621        4,548,359
   Change in unrealized gains
     (losses) on investments........      (122,425)          256,366          69,203      (4,374,190)
                                     --------------   --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        765,659          827,545       2,624,385        1,176,918
                                     --------------   --------------  --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      1,345,646        1,346,062       3,174,031        6,714,840
   Net transfers (including fixed
     account).......................        868,513        2,330,741       1,789,117      (2,027,014)
   Contract charges.................          (308)            (320)         (1,303)          (1,567)
   Transfers for contract benefits
     and terminations...............    (1,724,935)      (2,454,389)    (18,838,487)     (31,206,434)
                                     --------------   --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...        488,916        1,222,094    (13,876,642)     (26,520,175)
                                     --------------   --------------  --------------   --------------
     Net increase (decrease)
       in net assets................      1,254,575        2,049,639    (11,252,257)     (25,343,257)
NET ASSETS:
   Beginning of year................      9,467,437        7,417,798      39,806,370       65,149,627
                                     --------------   --------------  --------------   --------------
   End of year...................... $   10,722,012   $    9,467,437  $   28,554,113   $   39,806,370
                                     ==============   ==============  ==============   ==============


                                            MIST PIONEER FUND         MIST PIONEER STRATEGIC INCOME
                                               SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011           2012              2011
                                     --------------   -------------- --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $        2,813   $        3,803 $      378,644   $       644,445
   Net realized gains (losses)......         33,558           43,224        661,881         1,121,040
   Change in unrealized gains
     (losses) on investments........          9,134        (115,510)      (134,074)       (1,304,018)
                                     --------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         45,505         (68,483)        906,451           461,467
                                     --------------   -------------- --------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         76,412          217,346        726,431         1,747,923
   Net transfers (including fixed
     account).......................         11,524           10,692         38,569            59,999
   Contract charges.................            (7)             (11)          (403)             (674)
   Transfers for contract benefits
     and terminations...............      (629,004)        (943,521)    (5,601,247)       (9,312,742)
                                     --------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (541,075)        (715,494)    (4,836,650)       (7,505,494)
                                     --------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets................      (495,570)        (783,977)    (3,930,199)       (7,044,027)
NET ASSETS:
   Beginning of year................        737,633        1,521,610     11,286,461        18,330,488
                                     --------------   -------------- --------------   ---------------
   End of year...................... $      242,063   $      737,633 $    7,356,262   $    11,286,461
                                     ==============   ============== ==============   ===============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                                 MIST                          MIST
                                           MIST RCM TECHNOLOGY       T. ROWE PRICE LARGE CAP VALUE THIRD AVENUE SMALL CAP VALUE
                                               SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                     ------------------------------ ------------------------------ ------------------------------
                                          2012          2011 (a)         2012            2011           2012            2011
                                     --------------  -------------- --------------  -------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (19,771)  $     (15,596) $      126,059  $    (178,220) $    (162,003)  $       24,694
   Net realized gains (losses)......        115,013        (83,665)    (2,606,651)     (4,245,521)      (697,690)     (1,193,037)
   Change in unrealized gains
     (losses) on investments........         75,649       (334,698)      6,226,107       2,301,539      3,249,362     (1,155,414)
                                     --------------  -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        170,891       (433,959)      3,745,515     (2,122,202)      2,389,669     (2,323,757)
                                     --------------  -------------- --------------  -------------- --------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        161,100         110,706      1,668,823       3,652,210      1,217,162       2,439,519
   Net transfers (including fixed
     account).......................      (111,632)       2,385,522      (748,748)     (1,116,168)      (961,282)     (1,621,610)
   Contract charges.................          (348)           (457)        (1,536)         (2,002)          (683)           (933)
   Transfers for contract benefits
     and terminations...............      (287,304)       (506,488)   (16,808,923)    (21,123,299)    (7,905,556)    (10,804,917)
                                     --------------  -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (238,184)       1,989,283   (15,890,384)    (18,589,259)    (7,650,359)     (9,987,941)
                                     --------------  -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets................       (67,293)       1,555,324   (12,144,869)    (20,711,461)    (5,260,690)    (12,311,698)
NET ASSETS:
   Beginning of year................      1,555,324              --     30,799,787      51,511,248     17,757,117      30,068,815
                                     --------------  -------------- --------------  -------------- --------------  --------------
   End of year...................... $    1,488,031  $    1,555,324 $   18,654,918  $   30,799,787 $   12,496,427  $   17,757,117
                                     ==============  ============== ==============  ============== ==============  ==============

                                                                               MSF BARCLAYS
                                        MIST VAN KAMPEN COMSTOCK       CAPITAL AGGREGATE BOND INDEX
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011            2012             2011
                                     --------------   --------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $        8,607   $        7,131  $       85,906   $      193,407
   Net realized gains (losses)......        790,237        1,175,369         272,599          238,391
   Change in unrealized gains
     (losses) on investments........      (350,518)      (1,266,495)       (305,044)           19,125
                                     --------------   --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        448,326         (83,995)          53,461          450,923
                                     --------------   --------------  --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        287,241          809,120         258,701        1,056,362
   Net transfers (including fixed
     account).......................      (185,818)           95,592       (207,855)        1,229,977
   Contract charges.................           (40)             (42)              --               --
   Transfers for contract benefits
     and terminations...............    (2,656,372)      (4,615,458)     (5,827,106)      (6,484,136)
                                     --------------   --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (2,554,989)      (3,710,788)     (5,776,260)      (4,197,797)
                                     --------------   --------------  --------------   --------------
     Net increase (decrease)
       in net assets................    (2,106,663)      (3,794,783)     (5,722,799)      (3,746,874)
NET ASSETS:
   Beginning of year................      3,741,145        7,535,928       5,815,243        9,562,117
                                     --------------   --------------  --------------   --------------
   End of year...................... $    1,634,482   $    3,741,145  $       92,444   $    5,815,243
                                     ==============   ==============  ==============   ==============


                                     MSF BLACKROCK AGGRESSIVE GROWTH     MSF BLACKROCK BOND INCOME
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     --------------   --------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    (113,056)   $     (165,814) $      192,238   $      464,335
   Net realized gains (losses)......      1,012,015           915,810        428,893          292,326
   Change in unrealized gains
     (losses) on investments........        310,879       (1,390,269)         46,684           54,094
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      1,209,838         (640,273)        667,815          810,755
                                     --------------   --------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        819,150         1,790,670        909,098        1,518,270
   Net transfers (including fixed
     account).......................      (278,938)         (929,746)        116,901        (445,387)
   Contract charges.................        (1,035)           (1,334)          (636)            (884)
   Transfers for contract benefits
     and terminations...............    (7,150,276)       (8,317,868)    (5,682,581)      (6,584,566)
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (6,611,099)       (7,458,278)    (4,657,218)      (5,512,567)
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets................    (5,401,261)       (8,098,551)    (3,989,403)      (4,701,812)
NET ASSETS:
   Beginning of year................     13,639,288        21,737,839     12,976,335       17,678,147
                                     --------------   --------------- --------------   --------------
   End of year...................... $    8,238,027   $    13,639,288 $    8,986,932   $   12,976,335
                                     ==============   =============== ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                                                              MSF BLACKROCK
                                        MSF BLACKROCK DIVERSIFIED     MSF BLACKROCK LARGE CAP VALUE      LEGACY LARGE CAP GROWTH
                                               SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- ------------------------------- -------------------------------
                                          2012             2011           2012             2011           2012             2011
                                     --------------  --------------- --------------   -------------- ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       22,011  $        19,941 $        1,756   $      (1,956) $     (170,914)  $    (437,493)
   Net realized gains (losses)......        116,838           54,894        133,681            8,571       6,074,360       7,124,649
   Change in unrealized gains
     (losses) on investments........        (7,101)         (56,858)       (43,138)         (11,745)     (2,539,691)    (11,217,626)
                                     --------------  --------------- --------------   -------------- ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        131,748           17,977         92,299          (5,130)       3,363,755     (4,530,470)
                                     --------------  --------------- --------------   -------------- ---------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        292,138          317,980        122,881          148,785       1,943,464       4,261,192
   Net transfers (including fixed
     account).......................      (562,342)          136,332       (18,340)          198,619       (604,387)     (1,267,195)
   Contract charges.................          (100)             (38)           (42)             (49)         (2,102)         (2,688)
   Transfers for contract benefits
     and terminations...............      (348,807)        (258,109)      (239,393)        (163,362)    (18,280,596)    (23,859,765)
                                     --------------  --------------- --------------   -------------- ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (619,111)          196,165      (134,894)          183,993    (16,943,621)    (20,868,456)
                                     --------------  --------------- --------------   -------------- ---------------  --------------
     Net increase (decrease)
       in net assets................      (487,363)          214,142       (42,595)          178,863    (13,579,866)    (25,398,926)
NET ASSETS:
   Beginning of year................      1,411,573        1,197,431        815,392          636,529      30,299,715      55,698,641
                                     --------------  --------------- --------------   -------------- ---------------  --------------
   End of year...................... $      924,210  $     1,411,573 $      772,797   $      815,392 $    16,719,849  $   30,299,715
                                     ==============  =============== ==============   ============== ===============  ==============


                                       MSF BLACKROCK MONEY MARKET         MSF DAVIS VENTURE VALUE
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011            2012             2011
                                     --------------   -------------- ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    (620,048)   $  (1,256,789) $      (13,990)   $        4,704
   Net realized gains (losses)......             --               --       (233,882)        (534,744)
   Change in unrealized gains
     (losses) on investments........             --               --       1,163,352        (176,348)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      (620,048)      (1,256,789)         915,480        (706,388)
                                     --------------   -------------- ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      9,626,631       22,070,627         673,787        1,493,061
   Net transfers (including fixed
     account).......................      8,154,606        1,700,520       (390,219)        (477,035)
   Contract charges.................        (4,357)          (5,764)           (543)            (695)
   Transfers for contract benefits
     and terminations...............   (57,619,654)     (69,932,327)     (6,122,070)      (6,018,422)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (39,842,774)     (46,166,944)     (5,839,045)      (5,003,091)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets................   (40,462,822)     (47,423,733)     (4,923,565)      (5,709,479)
NET ASSETS:
   Beginning of year................     85,397,203      132,820,936       9,966,313       15,675,792
                                     --------------   -------------- ---------------   --------------
   End of year...................... $   44,934,381   $   85,397,203 $     5,042,748   $    9,966,313
                                     ==============   ============== ===============   ==============


                                           MSF FI VALUE LEADERS             MSF JENNISON GROWTH
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- --------------------------------
                                          2012              2011           2012              2011
                                     ---------------   -------------- --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $         2,592   $      (3,419) $     (26,792)   $      (31,955)
   Net realized gains (losses)......       (942,194)      (2,230,293)        579,470           229,592
   Change in unrealized gains
     (losses) on investments........       2,196,524        1,323,115      (258,509)         (187,332)
                                     ---------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       1,256,922        (910,597)        294,169            10,305
                                     ---------------   -------------- --------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         778,585        1,501,093        247,361           373,829
   Net transfers (including fixed
     account).......................       (532,219)        (573,634)        693,154           214,217
   Contract charges.................           (955)          (1,197)          (127)              (94)
   Transfers for contract benefits
     and terminations...............     (4,025,970)      (9,040,725)    (1,531,867)       (1,608,928)
                                     ---------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...     (3,780,559)      (8,114,463)      (591,479)       (1,020,976)
                                     ---------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets................     (2,523,637)      (9,025,060)      (297,310)       (1,010,671)
NET ASSETS:
   Beginning of year................      10,212,983       19,238,043      2,282,553         3,293,224
                                     ---------------   -------------- --------------   ---------------
   End of year...................... $     7,689,346   $   10,212,983 $    1,985,243   $     2,282,553
                                     ===============   ============== ==============   ===============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                        MSF METLIFE CONSERVATIVE     MSF METLIFE CONSERVATIVE TO
                                               ALLOCATION                MODERATE ALLOCATION       MSF METLIFE MODERATE ALLOCATION
                                               SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------ -------------------------------
                                          2012            2011           2012            2011            2012            2011
                                     --------------  -------------- --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      189,123  $      113,094 $      179,062  $      127,642  $      413,250  $      168,764
   Net realized gains (losses)......        461,138         364,099        500,987         411,153         764,015       2,031,219
   Change in unrealized gains
     (losses) on investments........       (46,575)       (268,068)        196,812       (453,053)       2,476,889     (2,560,003)
                                     --------------  -------------- --------------  --------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        603,686         209,125        876,861          85,742       3,654,154       (360,020)
                                     --------------  -------------- --------------  --------------  --------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      1,614,575       2,070,301      1,366,602       2,335,882       5,323,133       8,370,708
   Net transfers (including fixed
     account).......................      1,477,556         830,679        858,060         680,031         777,074       (807,956)
   Contract charges.................          (845)           (754)          (927)         (1,101)         (2,371)         (2,344)
   Transfers for contract benefits
     and terminations...............    (4,186,136)     (4,936,889)    (6,152,863)     (5,642,889)    (10,939,683)    (30,998,978)
                                     --------------  -------------- --------------  --------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (1,094,850)     (2,036,663)    (3,929,128)     (2,628,077)     (4,841,847)    (23,438,570)
                                     --------------  -------------- --------------  --------------  --------------  --------------
     Net increase (decrease)
       in net assets................      (491,164)     (1,827,538)    (3,052,267)     (2,542,335)     (1,187,693)    (23,798,590)
NET ASSETS:
   Beginning of year................      8,482,947      10,310,485     10,412,978      12,955,313      32,064,814      55,863,404
                                     --------------  -------------- --------------  --------------  --------------  --------------
   End of year...................... $    7,991,783  $    8,482,947 $    7,360,711  $   10,412,978  $   30,877,121  $   32,064,814
                                     ==============  ============== ==============  ==============  ==============  ==============

                                         MSF METLIFE MODERATE TO
                                          AGGRESSIVE ALLOCATION           MSF METLIFE STOCK INDEX
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011            2012             2011
                                     --------------   -------------- ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      233,413   $      157,038 $       216,223   $      284,923
   Net realized gains (losses)......        460,705          108,573       2,887,230        3,485,892
   Change in unrealized gains
     (losses) on investments........      2,987,916      (2,076,930)         669,796      (3,028,258)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      3,682,034      (1,811,319)       3,773,249          742,557
                                     --------------   -------------- ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      4,209,851        7,231,763       2,449,442        4,675,800
   Net transfers (including fixed
     account).......................      (551,712)        (177,164)       (398,301)      (1,079,638)
   Contract charges.................        (1,787)          (2,098)         (2,081)          (2,444)
   Transfers for contract benefits
     and terminations...............   (12,272,178)     (22,129,795)    (16,385,997)     (25,589,491)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (8,615,826)     (15,077,294)    (14,336,937)     (21,995,773)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets................    (4,933,792)     (16,888,613)    (10,563,688)     (21,253,216)
NET ASSETS:
   Beginning of year................     29,593,551       46,482,164      31,506,115       52,759,331
                                     --------------   -------------- ---------------   --------------
   End of year...................... $   24,659,759   $   29,593,551 $    20,942,427   $   31,506,115
                                     ==============   ============== ===============   ==============


                                          MSF MFS TOTAL RETURN                 MSF MFS VALUE
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011            2012             2011
                                     --------------   -------------- ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      669,194   $      982,125 $        89,760   $       86,437
   Net realized gains (losses)......      (768,239)      (2,029,190)         278,550        (146,101)
   Change in unrealized gains
     (losses) on investments........      3,769,323        1,804,028         930,835          146,607
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      3,670,278          756,963       1,299,145           86,943
                                     --------------   -------------- ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      3,141,924        5,299,969         989,097        1,928,456
   Net transfers (including fixed
     account).......................      (248,273)      (1,751,454)        (97,658)        (124,732)
   Contract charges.................        (3,515)          (4,246)           (387)            (447)
   Transfers for contract benefits
     and terminations...............   (21,590,973)     (26,657,843)     (4,805,551)      (8,877,074)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (18,700,837)     (23,113,574)     (3,914,499)      (7,073,797)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets................   (15,030,559)     (22,356,611)     (2,615,354)      (6,986,854)
NET ASSETS:
   Beginning of year................     44,602,356       66,958,967      10,064,758       17,051,612
                                     --------------   -------------- ---------------   --------------
   End of year...................... $   29,571,797   $   44,602,356 $     7,449,404   $   10,064,758
                                     ==============   ============== ===============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011



                                           MSF MSCI EAFE INDEX       MSF OPPENHEIMER GLOBAL EQUITY    MSF RUSSELL 2000 INDEX
                                               SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                     ------------------------------ ------------------------------ ------------------------------
                                          2012            2011           2012            2011           2012            2011
                                     --------------  -------------- --------------  -------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       42,641  $       85,907 $        2,832  $        7,464 $       11,588  $      (1,147)
   Net realized gains (losses)......      (922,710)     (1,136,495)         16,770          42,077        351,539         395,019
   Change in unrealized gains
     (losses) on investments........        999,390         486,247        150,789       (140,745)       (55,465)       (761,882)
                                     --------------  -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        119,321       (564,341)        170,391        (91,204)        307,662       (368,010)
                                     --------------  -------------- --------------  -------------- --------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        172,211         941,661        226,370         218,023        238,493       1,218,050
   Net transfers (including fixed
     account).......................       (14,899)        (41,884)          (177)         221,565       (43,107)         (7,248)
   Contract charges.................             --              --           (88)            (78)             --              --
   Transfers for contract benefits
     and terminations...............    (2,782,007)     (4,456,277)      (257,117)       (295,140)    (4,401,157)     (6,746,561)
                                     --------------  -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (2,624,695)     (3,556,500)       (31,012)         144,370    (4,205,771)     (5,535,759)
                                     --------------  -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets................    (2,505,374)     (4,120,841)        139,379          53,166    (3,898,109)     (5,903,769)
NET ASSETS:
   Beginning of year................      2,598,800       6,719,641        902,698         849,532      3,979,484       9,883,253
                                     --------------  -------------- --------------  -------------- --------------  --------------
   End of year...................... $       93,426  $    2,598,800 $    1,042,077  $      902,698 $       81,375  $    3,979,484
                                     ==============  ============== ==============  ============== ==============  ==============

                                       MSF T. ROWE PRICE LARGE CAP      MSF T. ROWE PRICE SMALL CAP
                                                 GROWTH                           GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011            2012             2011
                                     --------------   -------------- ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (79,418)   $    (115,331) $     (213,121)   $    (380,303)
   Net realized gains (losses)......        713,268          449,979       4,856,459        3,119,110
   Change in unrealized gains
     (losses) on investments........        616,144        (519,645)     (1,650,705)      (2,462,874)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      1,249,994        (184,997)       2,992,633          275,933
                                     --------------   -------------- ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        758,353        1,545,757       1,699,663        3,961,217
   Net transfers (including fixed
     account).......................         66,443          213,200     (1,497,244)        2,234,228
   Contract charges.................          (492)            (580)         (1,233)          (1,634)
   Transfers for contract benefits
     and terminations...............    (4,006,706)      (4,836,255)    (13,916,161)     (15,330,104)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (3,182,402)      (3,077,878)    (13,714,975)      (9,136,293)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets................    (1,932,408)      (3,262,875)    (10,722,342)      (8,860,360)
NET ASSETS:
   Beginning of year................      7,822,678       11,085,553      24,859,923       33,720,283
                                     --------------   -------------- ---------------   --------------
   End of year...................... $    5,890,270   $    7,822,678 $    14,137,581   $   24,859,923
                                     ==============   ============== ===============   ==============

                                      MSF WESTERN ASSET MANAGEMENT     MSF WESTERN ASSET MANAGEMENT
                                      STRATEGIC BOND OPPORTUNITIES            U.S. GOVERNMENT
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012           2011 (a)          2012             2011
                                     --------------   --------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       25,328   $      (16,972) $      144,091   $      135,312
   Net realized gains (losses)......         70,635            13,792        180,949          906,855
   Change in unrealized gains
     (losses) on investments........       (31,570)            35,724       (53,413)        (137,600)
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         64,393            32,544        271,627          904,567
                                     --------------   --------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         89,812           161,357      1,145,790        2,214,300
   Net transfers (including fixed
     account).......................       (11,931)         3,001,669        328,114           19,268
   Contract charges.................             --                --        (1,065)          (1,398)
   Transfers for contract benefits
     and terminations...............    (1,589,399)       (1,691,705)    (8,055,388)     (11,887,380)
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (1,511,518)         1,471,321    (6,582,549)      (9,655,210)
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets................    (1,447,125)         1,503,865    (6,310,922)      (8,750,643)
NET ASSETS:
   Beginning of year................      1,503,865                --     15,690,167       24,440,810
                                     --------------   --------------- --------------   --------------
   End of year...................... $       56,740   $     1,503,865 $    9,379,245   $   15,690,167
                                     ==============   =============== ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                      NOTES TO THE FINANCIAL STATEMENTS



1. ORGANIZATION


MetLife of CT Separate Account QPN for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on December 26, 1995 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account satisfies certain exclusionary provisions and, as such, is not subject to regulation under the Investment Company Act of 1940, as amended. The Separate Account exists in accordance with the regulations of the State of Connecticut Insurance Department.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")         Legg Mason Partners Variable Equity Trust
Fidelity Variable Insurance Products ("Fidelity VIP")        ("LMPVET")
Franklin Templeton Variable Insurance Products Trust       Legg Mason Partners Variable Income Trust
   ("FTVIPT")                                                ("LMPVIT")
Janus Aspen Series ("Janus Aspen")                         Met Investors Series Trust ("MIST")*
Legg Mason Partners Equity Trust ("LMPET")                 Metropolitan Series Fund ("MSF")*
Legg Mason Partners Income Trust ("LMPIT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2. LIST OF SUBACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2012:

American Funds Global Growth Subaccount                  LMPVET ClearBridge Variable Equity Income Builder
American Funds Growth Subaccount                           Subaccount
American Funds Growth-Income Subaccount                  LMPVET ClearBridge Variable Fundamental All Cap
Fidelity VIP Contrafund Subaccount                         Value Subaccount
Fidelity VIP Mid Cap Subaccount                          LMPVET ClearBridge Variable Large Cap Growth
FTVIPT Franklin Small-Mid Cap Growth Securities            Subaccount
   Subaccount                                            LMPVET ClearBridge Variable Large Cap Value
FTVIPT Templeton Developing Markets Securities             Subaccount
   Subaccount                                            LMPVET ClearBridge Variable Small Cap Growth
FTVIPT Templeton Foreign Securities Subaccount             Subaccount
Janus Aspen Enterprise Subaccount                        LMPVET Investment Counsel Variable Social
LMPET ClearBridge Small Cap Value Subaccount               Awareness Subaccount
LMPIT Western Asset Corporate Bond Subaccount            LMPVIT Western Asset Variable Global High Yield
LMPVET ClearBridge Variable Aggressive Growth              Bond Subaccount
   Subaccount                                            MIST American Funds Balanced Allocation
LMPVET ClearBridge Variable Appreciation                   Subaccount
   Subaccount                                            MIST American Funds Growth Allocation Subaccount

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS -- (CONCLUDED)


MIST American Funds Moderate Allocation                  MSF BlackRock Aggressive Growth Subaccount
   Subaccount                                            MSF BlackRock Bond Income Subaccount
MIST BlackRock High Yield Subaccount                     MSF BlackRock Diversified Subaccount
MIST BlackRock Large Cap Core Subaccount                 MSF BlackRock Large Cap Value Subaccount
MIST Clarion Global Real Estate Subaccount               MSF BlackRock Legacy Large Cap Growth
MIST Dreman Small Cap Value Subaccount                      Subaccount
MIST Harris Oakmark International Subaccount             MSF BlackRock Money Market Subaccount
MIST Invesco Small Cap Growth Subaccount                 MSF Davis Venture Value Subaccount
MIST Janus Forty Subaccount                              MSF FI Value Leaders Subaccount
MIST Legg Mason ClearBridge Aggressive Growth            MSF Jennison Growth Subaccount (a)
   Subaccount                                            MSF MetLife Conservative Allocation Subaccount
MIST Lord Abbett Bond Debenture Subaccount               MSF MetLife Conservative to Moderate Allocation
MIST Lord Abbett Mid Cap Value Subaccount                   Subaccount
MIST Met/Templeton Growth Subaccount                     MSF MetLife Moderate Allocation Subaccount
MIST MetLife Aggressive Strategy Subaccount              MSF MetLife Moderate to Aggressive Allocation
MIST MFS Emerging Markets Equity Subaccount                 Subaccount
MIST MFS Research International Subaccount               MSF MetLife Stock Index Subaccount
MIST MLA Mid Cap Subaccount                              MSF MFS Total Return Subaccount
MIST PIMCO Inflation Protected Bond Subaccount           MSF MFS Value Subaccount
MIST PIMCO Total Return Subaccount                       MSF MSCI EAFE Index Subaccount
MIST Pioneer Fund Subaccount                             MSF Oppenheimer Global Equity Subaccount
MIST Pioneer Strategic Income Subaccount                 MSF Russell 2000 Index Subaccount
MIST RCM Technology Subaccount                           MSF T. Rowe Price Large Cap Growth Subaccount
MIST T. Rowe Price Large Cap Value Subaccount            MSF T. Rowe Price Small Cap Growth Subaccount
MIST Third Avenue Small Cap Value Subaccount             MSF Western Asset Management Strategic Bond
MIST Van Kampen Comstock Subaccount                         Opportunities Subaccount
MSF Barclays Capital Aggregate Bond Index                MSF Western Asset Management U.S. Government
   Subaccount                                               Subaccount

(a) This Subaccount invests in two or more share classes within the underlying fund or portfolio of the Trusts.


3. PORTFOLIO CHANGES


The following Subaccount ceased operations during the year ended December 31, 2012:

MIST Oppenheimer Capital Appreciation Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2012:

NAME CHANGES:

Former Name                                            New Name

(MIST) Lazard Mid Cap Portfolio                        (MIST) MLA Mid Cap Portfolio
(MSF) Morgan Stanley EAFE Index Portfolio              (MSF) MSCI EAFE Index Portfolio

MERGER:

Former Portfolio                                           New Portfolio

(MIST) Oppenheimer Capital Appreciation Portfolio          (MSF) Jennison Growth Portfolio

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. There were no annuity payout assets in the period ended December 31, 2012.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
Effective January 1, 2012, the Separate Account adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have an impact on the Separate Account's financial statements.


5. EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charge paid to the Company is an asset-based charge and assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations of the applicable Subaccounts:

   Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

   The table below represents the range of effective annual rates for the respective charge for the year ended December 31, 2012:

     ---------------------------------------------------------------------------------------------------------------
     Mortality and Expense Risk                                                                       0.15% - 1.50%
     ---------------------------------------------------------------------------------------------------------------

   The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes waivers granted to certain Subaccounts.

For some contracts, a contract administrative charge of $15 is assessed on a semi-annual basis. In addition, most Contracts impose a surrender charge which ranges from 0% to 5.5% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS



                                                                         AS OF DECEMBER 31, 2012
                                                                    --------------------------------

                                                                        SHARES           COST ($)
                                                                    --------------     -------------
     American Funds Global Growth Subaccount......................         663,418        13,618,410
     American Funds Growth Subaccount.............................         336,804        18,535,578
     American Funds Growth-Income Subaccount......................         316,494        11,512,031
     Fidelity VIP Contrafund Subaccount...........................         548,808        14,058,814
     Fidelity VIP Mid Cap Subaccount..............................         701,981        19,840,293
     FTVIPT Franklin Small-Mid Cap Growth Securities
        Subaccount................................................         162,283         3,082,063
     FTVIPT Templeton Developing Markets Securities
        Subaccount................................................         775,883         8,146,093
     FTVIPT Templeton Foreign Securities Subaccount...............         359,476         5,250,740
     Janus Aspen Enterprise Subaccount............................         202,055         5,916,385
     LMPET ClearBridge Small Cap Value Subaccount.................           8,525           146,896
     LMPIT Western Asset Corporate Bond Subaccount................         452,344         5,263,477
     LMPVET ClearBridge Variable Aggressive Growth
        Subaccount................................................         402,360         5,336,863
     LMPVET ClearBridge Variable Appreciation Subaccount..........         380,426         8,825,819
     LMPVET ClearBridge Variable Equity Income Builder
        Subaccount................................................         223,236         2,758,799
     LMPVET ClearBridge Variable Fundamental All Cap Value
        Subaccount................................................         207,753         4,600,284
     LMPVET ClearBridge Variable Large Cap Growth
        Subaccount................................................         160,189         2,302,450
     LMPVET ClearBridge Variable Large Cap Value
        Subaccount................................................         303,933         4,013,903
     LMPVET ClearBridge Variable Small Cap Growth
        Subaccount................................................         183,534         2,737,508
     LMPVET Investment Counsel Variable Social Awareness
        Subaccount................................................         141,180         3,390,403
     LMPVIT Western Asset Variable Global High Yield Bond
        Subaccount................................................         841,395         6,817,906
     MIST American Funds Balanced Allocation Subaccount...........         309,186         2,869,433
     MIST American Funds Growth Allocation Subaccount.............         433,053         3,655,467
     MIST American Funds Moderate Allocation Subaccount...........         216,788         2,075,688
     MIST BlackRock High Yield Subaccount.........................         733,619         5,996,267
     MIST BlackRock Large Cap Core Subaccount.....................         189,477         1,711,174
     MIST Clarion Global Real Estate Subaccount...................         608,797         7,284,463
     MIST Dreman Small Cap Value Subaccount.......................          90,475         1,249,496
     MIST Harris Oakmark International Subaccount.................         836,077        12,313,231
     MIST Invesco Small Cap Growth Subaccount.....................         117,284         1,596,665
     MIST Janus Forty Subaccount..................................         442,250        32,266,329
     MIST Legg Mason ClearBridge Aggressive Growth
        Subaccount................................................          71,181           553,004
     MIST Lord Abbett Bond Debenture Subaccount...................         196,449         2,408,603
     MIST Lord Abbett Mid Cap Value Subaccount....................         194,127         3,339,493
     MIST Met/Templeton Growth Subaccount.........................       2,014,343        20,552,479
     MIST MetLife Aggressive Strategy Subaccount..................         648,466         6,666,885
     MIST MFS Emerging Markets Equity Subaccount..................         172,904         1,751,522
     MIST MFS Research International Subaccount...................          43,853           409,118
     MIST MLA Mid Cap Subaccount..................................         371,477         3,919,990
     MIST PIMCO Inflation Protected Bond Subaccount...............         906,343        10,263,170
     MIST PIMCO Total Return Subaccount...........................       2,255,462        25,248,302
     MIST Pioneer Fund Subaccount.................................          16,653           224,883
     MIST Pioneer Strategic Income Subaccount.....................         635,812         6,361,493
     MIST RCM Technology Subaccount...............................         349,313         1,747,121
     MIST T. Rowe Price Large Cap Value Subaccount................         768,643        19,755,295
     MIST Third Avenue Small Cap Value Subaccount.................         783,970        12,513,654

                                                                           FOR THE YEAR ENDED
                                                                            DECEMBER 31, 2012
                                                                    ---------------------------------
                                                                        COST OF           PROCEEDS
                                                                     PURCHASES ($)     FROM SALES ($)
                                                                    --------------     --------------
     American Funds Global Growth Subaccount......................         941,610         10,756,985
     American Funds Growth Subaccount.............................       1,019,324         18,996,302
     American Funds Growth-Income Subaccount......................         824,797          8,513,414
     Fidelity VIP Contrafund Subaccount...........................       1,293,229         13,030,719
     Fidelity VIP Mid Cap Subaccount..............................       2,782,254         18,282,961
     FTVIPT Franklin Small-Mid Cap Growth Securities
        Subaccount................................................         751,657          2,845,396
     FTVIPT Templeton Developing Markets Securities
        Subaccount................................................         709,197          8,988,830
     FTVIPT Templeton Foreign Securities Subaccount...............         625,773          5,736,733
     Janus Aspen Enterprise Subaccount............................         572,841          6,803,114
     LMPET ClearBridge Small Cap Value Subaccount.................          78,524          3,169,101
     LMPIT Western Asset Corporate Bond Subaccount................       1,462,246          7,309,068
     LMPVET ClearBridge Variable Aggressive Growth
        Subaccount................................................         663,302         24,079,542
     LMPVET ClearBridge Variable Appreciation Subaccount..........         504,274         11,673,710
     LMPVET ClearBridge Variable Equity Income Builder
        Subaccount................................................         571,318          4,671,890
     LMPVET ClearBridge Variable Fundamental All Cap Value
        Subaccount................................................         328,239          5,331,475
     LMPVET ClearBridge Variable Large Cap Growth
        Subaccount................................................         422,199          4,346,182
     LMPVET ClearBridge Variable Large Cap Value
        Subaccount................................................         687,613          6,419,673
     LMPVET ClearBridge Variable Small Cap Growth
        Subaccount................................................       1,005,917          3,200,334
     LMPVET Investment Counsel Variable Social Awareness
        Subaccount................................................         290,932          1,741,037
     LMPVIT Western Asset Variable Global High Yield Bond
        Subaccount................................................       1,378,302          4,887,729
     MIST American Funds Balanced Allocation Subaccount...........         948,584            799,828
     MIST American Funds Growth Allocation Subaccount.............         891,153            339,693
     MIST American Funds Moderate Allocation Subaccount...........         801,198            553,736
     MIST BlackRock High Yield Subaccount.........................       1,939,029          4,632,120
     MIST BlackRock Large Cap Core Subaccount.....................         359,691          1,379,249
     MIST Clarion Global Real Estate Subaccount...................         980,052          4,816,872
     MIST Dreman Small Cap Value Subaccount.......................         326,863            852,373
     MIST Harris Oakmark International Subaccount.................       1,384,201          9,713,976
     MIST Invesco Small Cap Growth Subaccount.....................         407,056            716,157
     MIST Janus Forty Subaccount..................................       1,081,975         27,626,862
     MIST Legg Mason ClearBridge Aggressive Growth
        Subaccount................................................         127,880            258,451
     MIST Lord Abbett Bond Debenture Subaccount...................       1,022,541          3,670,149
     MIST Lord Abbett Mid Cap Value Subaccount....................         312,495          4,011,538
     MIST Met/Templeton Growth Subaccount.........................       2,210,797         15,243,665
     MIST MetLife Aggressive Strategy Subaccount..................       1,155,011          6,124,218
     MIST MFS Emerging Markets Equity Subaccount..................         804,307            640,808
     MIST MFS Research International Subaccount...................         235,249            466,008
     MIST MLA Mid Cap Subaccount..................................         372,686          4,383,809
     MIST PIMCO Inflation Protected Bond Subaccount...............       3,963,550          2,708,813
     MIST PIMCO Total Return Subaccount...........................       5,368,944         18,458,006
     MIST Pioneer Fund Subaccount.................................         176,899            715,164
     MIST Pioneer Strategic Income Subaccount.....................       1,238,614          5,660,031
     MIST RCM Technology Subaccount...............................         533,346            586,672
     MIST T. Rowe Price Large Cap Value Subaccount................         986,220         16,750,555
     MIST Third Avenue Small Cap Value Subaccount.................         439,374          8,251,742

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)



                                                                          AS OF DECEMBER 31, 2012
                                                                     ---------------------------------

                                                                        SHARES            COST ($)
                                                                     -------------      --------------
     MIST Van Kampen Comstock Subaccount...........................        150,653           1,097,228
     MSF Barclays Capital Aggregate Bond Index
        Subaccount.................................................          7,983              89,377
     MSF BlackRock Aggressive Growth Subaccount....................        287,743           6,921,961
     MSF BlackRock Bond Income Subaccount..........................         77,958           8,234,234
     MSF BlackRock Diversified Subaccount..........................         52,754             786,088
     MSF BlackRock Large Cap Value Subaccount......................         79,429             761,257
     MSF BlackRock Legacy Large Cap Growth Subaccount..............        587,693          10,855,962
     MSF BlackRock Money Market Subaccount.........................        449,344          44,934,392
     MSF Davis Venture Value Subaccount............................        151,846           5,005,776
     MSF FI Value Leaders Subaccount...............................         51,171           8,860,113
     MSF Jennison Growth Subaccount................................        169,281           2,036,072
     MSF MetLife Conservative Allocation Subaccount................        673,848           7,521,328
     MSF MetLife Conservative to Moderate Allocation
        Subaccount.................................................        610,853           6,666,138
     MSF MetLife Moderate Allocation Subaccount....................      2,586,029          27,761,163
     MSF MetLife Moderate to Aggressive Allocation Subaccount......      2,102,287          22,514,399
     MSF MetLife Stock Index Subaccount............................        626,645          16,615,724
     MSF MFS Total Return Subaccount...............................        212,091          29,465,965
     MSF MFS Value Subaccount......................................        539,819           6,864,701
     MSF MSCI EAFE Index Subaccount................................          7,978             108,882
     MSF Oppenheimer Global Equity Subaccount......................         63,007             906,491
     MSF Russell 2000 Index Subaccount.............................          5,594              70,798
     MSF T. Rowe Price Large Cap Growth Subaccount.................        335,824           4,763,508
     MSF T. Rowe Price Small Cap Growth Subaccount.................        839,527          11,609,200
     MSF Western Asset Management Strategic Bond Opportunities
        Subaccount.................................................          4,088              52,676
     MSF Western Asset Management U.S. Government
        Subaccount.................................................        758,843           9,083,763

                                                                            FOR THE YEAR ENDED
                                                                             DECEMBER 31, 2012
                                                                     ---------------------------------
                                                                         COST OF           PROCEEDS
                                                                      PURCHASES ($)     FROM SALES ($)
                                                                     --------------     --------------
     MIST Van Kampen Comstock Subaccount...........................         163,642          2,709,983
     MSF Barclays Capital Aggregate Bond Index
        Subaccount.................................................         610,308          6,300,650
     MSF BlackRock Aggressive Growth Subaccount....................         386,779          7,110,970
     MSF BlackRock Bond Income Subaccount..........................       1,462,585          5,852,937
     MSF BlackRock Diversified Subaccount..........................         345,248            942,386
     MSF BlackRock Large Cap Value Subaccount......................         387,581            405,381
     MSF BlackRock Legacy Large Cap Growth Subaccount..............       1,117,279         18,231,869
     MSF BlackRock Money Market Subaccount.........................      12,579,186         53,041,994
     MSF Davis Venture Value Subaccount............................         518,651          6,371,695
     MSF FI Value Leaders Subaccount...............................         481,541          4,259,496
     MSF Jennison Growth Subaccount................................       3,435,830          3,609,689
     MSF MetLife Conservative Allocation Subaccount................       4,129,119          4,799,694
     MSF MetLife Conservative to Moderate Allocation
        Subaccount.................................................       2,837,814          6,558,716
     MSF MetLife Moderate Allocation Subaccount....................       7,030,803         11,459,442
     MSF MetLife Moderate to Aggressive Allocation Subaccount......       2,864,379         11,246,787
     MSF MetLife Stock Index Subaccount............................       1,521,039         15,437,674
     MSF MFS Total Return Subaccount...............................       2,446,410         20,478,036
     MSF MFS Value Subaccount......................................       1,092,480          4,787,753
     MSF MSCI EAFE Index Subaccount................................         154,481          2,736,504
     MSF Oppenheimer Global Equity Subaccount......................         361,729            389,896
     MSF Russell 2000 Index Subaccount.............................         375,114          4,569,287
     MSF T. Rowe Price Large Cap Growth Subaccount.................         915,079          4,176,899
     MSF T. Rowe Price Small Cap Growth Subaccount.................       3,093,872         14,836,298
     MSF Western Asset Management Strategic Bond Opportunities
        Subaccount.................................................         324,171          1,810,343
     MSF Western Asset Management U.S. Government
        Subaccount.................................................       1,298,747          7,737,207

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:



                                         AMERICAN FUNDS              AMERICAN FUNDS               AMERICAN FUNDS
                                          GLOBAL GROWTH                  GROWTH                    GROWTH-INCOME
                                           SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                   --------------------------- ---------------------------- ---------------------------
                                       2012          2011           2012          2011          2012           2011
                                   ------------  ------------- -------------  ------------- -------------  ------------

Units beginning of year...........   15,044,824     22,744,836    26,215,684     42,177,324    15,399,545    25,370,999
Units issued and transferred
   from other funding options.....    1,894,560      5,082,697     3,084,083      8,681,343     1,873,511     4,673,379
Units redeemed and transferred to
   other funding options..........  (8,065,051)   (12,782,709)  (15,786,796)   (24,642,983)   (8,206,529)  (14,644,833)
                                   ------------  ------------- -------------  ------------- -------------  ------------
Units end of year.................    8,874,333     15,044,824    13,512,971     26,215,684     9,066,527    15,399,545
                                   ============  ============= =============  ============= =============  ============


                                                                                                  FTVIPT FRANKLIN
                                                                                                   SMALL-MID CAP
                                     FIDELITY VIP CONTRAFUND      FIDELITY VIP MID CAP           GROWTH SECURITIES
                                           SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                   --------------------------- --------------------------- ----------------------------
                                       2012           2011         2012           2011          2012          2011
                                   -------------  ------------ ------------- -------------  ------------  -------------

Units beginning of year...........    15,401,316    25,691,131    16,159,113    25,040,105     4,488,827      6,749,868
Units issued and transferred
   from other funding options.....     2,118,592     5,540,759     2,115,714     5,598,867       614,272      1,887,881
Units redeemed and transferred to
   other funding options..........   (9,240,356)  (15,830,574)   (9,562,927)  (14,479,859)   (2,502,664)    (4,148,922)
                                   -------------  ------------ ------------- -------------  ------------  -------------
Units end of year.................     8,279,552    15,401,316     8,711,900    16,159,113     2,600,435      4,488,827
                                   =============  ============ ============= =============  ============  =============

                                         FTVIPT TEMPLETON             FTVIPT TEMPLETON
                                   DEVELOPING MARKETS SECURITIES     FOREIGN SECURITIES        JANUS ASPEN ENTERPRISE
                                            SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                   ----------------------------- --------------------------- ---------------------------
                                         2012          2011          2012           2011         2012          2011
                                     ------------  ------------- -------------  ------------ ------------  -------------

Units beginning of year...........      5,390,366     10,297,774     7,208,890    13,052,603   20,206,950     36,064,678
Units issued and transferred
   from other funding options.....        655,669      2,483,752       907,296     2,747,633    2,304,462      6,367,605
Units redeemed and transferred to
   other funding options..........    (3,458,163)    (7,391,160)   (4,737,598)   (8,591,346) (10,892,347)   (22,225,333)
                                     ------------  ------------- -------------  ------------ ------------  -------------
Units end of year.................      2,587,872      5,390,366     3,378,588     7,208,890   11,619,065     20,206,950
                                     ============  ============= =============  ============ ============  =============


                                        LMPET CLEARBRIDGE          LMPIT WESTERN ASSET         LMPVET CLEARBRIDGE
                                         SMALL CAP VALUE             CORPORATE BOND        VARIABLE AGGRESSIVE GROWTH
                                           SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                       2012          2011           2012          2011         2012          2011
                                   ------------  ------------- -------------  ------------ ------------  -------------

Units beginning of year...........    1,788,744      3,544,013     5,135,477     9,516,860   25,688,704     53,147,668
Units issued and transferred
   from other funding options.....      108,528        800,005       918,151     2,779,825    1,967,781      8,723,377
Units redeemed and transferred to
   other funding options..........  (1,809,577)    (2,555,274)   (3,678,301)   (7,161,208) (21,686,374)   (36,182,341)
                                   ------------  ------------- -------------  ------------ ------------  -------------
Units end of year.................       87,695      1,788,744     2,375,327     5,135,477    5,970,111     25,688,704
                                   ============  ============= =============  ============ ============  =============

                                                                    LMPVET CLEARBRIDGE          LMPVET CLEARBRIDGE
                                       LMPVET CLEARBRIDGE             VARIABLE EQUITY          VARIABLE FUNDAMENTAL
                                      VARIABLE APPRECIATION           INCOME BUILDER               ALL CAP VALUE
                                           SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                   --------------------------- ---------------------------- ---------------------------
                                       2012           2011          2012          2011           2012          2011
                                   ------------  ------------- -------------  ------------- -------------  ------------

Units beginning of year...........   12,946,946     20,654,469     4,544,694      7,802,436    10,147,107    16,031,158
Units issued and transferred
   from other funding options.....      994,515      2,193,501       630,900      2,566,301       757,072     2,213,094
Units redeemed and transferred to
   other funding options..........  (7,890,197)    (9,901,024)   (3,463,157)    (5,824,043)   (6,444,154)   (8,097,145)
                                   ------------  ------------- -------------  ------------- -------------  ------------
Units end of year.................    6,051,264     12,946,946     1,712,437      4,544,694     4,460,025    10,147,107
                                   ============  ============= =============  ============= =============  ============



                                       LMPVET CLEARBRIDGE          LMPVET CLEARBRIDGE          LMPVET CLEARBRIDGE
                                    VARIABLE LARGE CAP GROWTH   VARIABLE LARGE CAP VALUE    VARIABLE SMALL CAP GROWTH
                                           SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                        2012          2011         2012           2011         2012           2011
                                   -------------  ------------ -------------  ------------ ------------- -------------

Units beginning of year...........     3,731,539     6,467,759     5,907,890    10,494,734     3,265,738     5,200,645
Units issued and transferred
   from other funding options.....       444,743       894,510       742,570     1,510,289       748,673     1,213,409
Units redeemed and transferred to
   other funding options..........   (2,696,910)   (3,630,730)   (4,079,534)   (6,097,133)   (2,153,159)   (3,148,316)
                                   -------------  ------------ -------------  ------------ ------------- -------------
Units end of year.................     1,479,372     3,731,539     2,570,926     5,907,890     1,861,252     3,265,738
                                   =============  ============ =============  ============ ============= =============

                                                                          LMPVIT
                                    LMPVET INVESTMENT COUNSEL     WESTERN ASSET VARIABLE        MIST AMERICAN FUNDS
                                    VARIABLE SOCIAL AWARENESS     GLOBAL HIGH YIELD BOND        BALANCED ALLOCATION
                                           SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                   --------------------------- ---------------------------- ---------------------------
                                       2012           2011          2012          2011           2012          2011
                                   ------------  ------------- -------------  ------------- -------------  ------------

Units beginning of year...........    3,657,482      5,132,056     4,693,132      7,236,148     2,899,697     2,055,809
Units issued and transferred
   from other funding options.....      283,861        418,092       735,830      1,821,739       968,519     1,521,705
Units redeemed and transferred to
   other funding options..........  (1,361,397)    (1,892,666)   (2,563,070)    (4,364,755)     (879,452)     (677,817)
                                   ------------  ------------- -------------  ------------- -------------  ------------
Units end of year.................    2,579,946      3,657,482     2,865,892      4,693,132     2,988,764     2,899,697
                                   ============  ============= =============  ============= =============  ============



                                       MIST AMERICAN FUNDS          MIST AMERICAN FUNDS           MIST BLACKROCK
                                        GROWTH ALLOCATION           MODERATE ALLOCATION             HIGH YIELD
                                           SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                   ---------------------------- --------------------------- ---------------------------
                                        2012          2011          2012           2011         2012           2011
                                   -------------  ------------- -------------  ------------ ------------- -------------

Units beginning of year...........     3,652,330      2,571,138     1,858,329     1,375,796     4,111,273     5,684,281
Units issued and transferred
   from other funding options.....     1,040,921      1,683,171       776,273     1,069,866     1,021,133     2,977,186
Units redeemed and transferred to
   other funding options..........     (474,926)      (601,979)     (575,639)     (587,333)   (2,547,206)   (4,550,194)
                                   -------------  ------------- -------------  ------------ ------------- -------------
Units end of year.................     4,218,325      3,652,330     2,058,963     1,858,329     2,585,200     4,111,273
                                   =============  ============= =============  ============ ============= =============

(a) For the period May 2, 2011 to December 31, 2011.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                         MIST BLACKROCK               MIST CLARION                 MIST DREMAN
                                         LARGE CAP CORE            GLOBAL REAL ESTATE            SMALL CAP VALUE
                                           SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                        2012          2011         2012           2011          2012          2011
                                   -------------  ------------ ------------  ------------- -------------  ------------

Units beginning of year...........     2,651,505     5,139,926   10,674,853     16,008,968     1,373,246     1,056,417
Units issued and transferred
   from other funding options.....       650,845     1,905,950    1,863,725      3,855,670       294,246       973,132
Units redeemed and transferred to
   other funding options..........   (1,628,439)   (4,394,371)  (6,008,909)    (9,189,785)     (687,657)     (656,303)
                                   -------------  ------------ ------------  ------------- -------------  ------------
Units end of year.................     1,673,911     2,651,505    6,529,669     10,674,853       979,835     1,373,246
                                   =============  ============ ============  ============= =============  ============


                                       MIST HARRIS OAKMARK            MIST INVESCO
                                          INTERNATIONAL             SMALL CAP GROWTH            MIST JANUS FORTY
                                           SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                        2012          2011         2012          2011           2012          2011
                                   -------------  ------------ ------------  ------------- -------------  ------------

Units beginning of year...........    12,226,555    20,233,859    1,540,097      1,824,436    20,536,034    34,460,801
Units issued and transferred
   from other funding options.....     1,760,987     3,881,641      264,606        621,876     1,834,534     4,498,807
Units redeemed and transferred to
   other funding options..........   (7,115,030)  (11,888,945)    (566,999)      (906,215)  (10,949,953)  (18,423,574)
                                   -------------  ------------ ------------  ------------- -------------  ------------
Units end of year.................     6,872,512    12,226,555    1,237,704      1,540,097    11,420,615    20,536,034
                                   =============  ============ ============  ============= =============  ============

                                         MIST LEGG MASON
                                     CLEARBRIDGE AGGRESSIVE         MIST LORD ABBETT             MIST LORD ABBETT
                                             GROWTH                  BOND DEBENTURE                MID CAP VALUE
                                           SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                   --------------------------- ---------------------------- ---------------------------
                                       2012          2011           2012          2011          2012           2011
                                   ------------  ------------- -------------  ------------- -------------  ------------

Units beginning of year...........      831,044        278,381     3,283,901      4,662,722     5,211,630     8,116,269
Units issued and transferred
   from other funding options.....      368,370        798,575       649,111      2,507,389       602,944     2,064,849
Units redeemed and transferred to
   other funding options..........    (507,397)      (245,912)   (2,423,606)    (3,886,210)   (3,411,269)   (4,969,488)
                                   ------------  ------------- -------------  ------------- -------------  ------------
Units end of year.................      692,017        831,044     1,509,406      3,283,901     2,403,305     5,211,630
                                   ============  ============= =============  ============= =============  ============



                                              MIST                        MIST                       MIST MFS
                                      MET/TEMPLETON GROWTH     METLIFE AGGRESSIVE STRATEGY    EMERGING MARKETS EQUITY
                                           SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                   --------------------------- --------------------------- ----------------------------
                                       2012         2011 (a)       2012         2011 (a)        2012          2011
                                   -------------  ------------ ------------- -------------  ------------  -------------

Units beginning of year...........    15,156,024            --    11,788,228            --     1,408,620      1,362,972
Units issued and transferred
   from other funding options.....     1,470,878    22,906,497     2,149,246    18,130,443       805,837        832,226
Units redeemed and transferred to
   other funding options..........   (8,143,942)   (7,750,473)   (7,328,359)   (6,342,215)     (657,960)      (786,578)
                                   -------------  ------------ ------------- -------------  ------------  -------------
Units end of year.................     8,482,960    15,156,024     6,609,115    11,788,228     1,556,497      1,408,620
                                   =============  ============ ============= =============  ============  =============

                                            MIST MFS                                          MIST PIMCO INFLATION
                                     RESEARCH INTERNATIONAL         MIST MLA MID CAP             PROTECTED BOND
                                           SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                        2012          2011         2012           2011          2012          2011
                                   -------------  ------------ ------------- -------------  ------------  ------------

Units beginning of year...........       458,469       479,118     3,179,265     4,644,589     6,899,159     5,953,369
Units issued and transferred
   from other funding options.....       203,126       220,810       313,744       801,475     2,791,515     4,016,725
Units redeemed and transferred to
   other funding options..........     (363,043)     (241,459)   (1,849,637)   (2,266,799)   (2,452,172)   (3,070,935)
                                   -------------  ------------ ------------- -------------  ------------  ------------
Units end of year.................       298,552       458,469     1,643,372     3,179,265     7,238,502     6,899,159
                                   =============  ============ ============= =============  ============  ============


                                           MIST PIMCO                                             MIST PIONEER
                                          TOTAL RETURN              MIST PIONEER FUND           STRATEGIC INCOME
                                           SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                        2012          2011         2012           2011          2012          2011
                                   -------------  ------------ ------------- ------------- -------------  ------------

Units beginning of year...........    21,937,161    36,724,586       503,048       976,556     4,916,113     8,148,743
Units issued and transferred
   from other funding options.....     4,612,808     8,934,961       136,818       363,020       704,303     1,791,823
Units redeemed and transferred to
   other funding options..........  (12,101,371)  (23,722,386)     (489,306)     (836,528)   (2,710,717)   (5,024,453)
                                   -------------  ------------ ------------- ------------- -------------  ------------
Units end of year.................    14,448,598    21,937,161       150,560       503,048     2,909,699     4,916,113
                                   =============  ============ ============= ============= =============  ============

                                                                   MIST T. ROWE PRICE           MIST THIRD AVENUE
                                       MIST RCM TECHNOLOGY           LARGE CAP VALUE             SMALL CAP VALUE
                                           SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                        2012        2011 (a)       2012          2011          2012           2011
                                   -------------  ------------ ------------  ------------- -------------  ------------

Units beginning of year...........     3,456,318            --   34,305,448     54,562,024    11,057,972    16,878,853
Units issued and transferred
   from other funding options.....       841,293     4,924,490    2,705,823      6,276,040     1,026,843     2,688,120
Units redeemed and transferred to
   other funding options..........   (1,338,718)   (1,468,172) (19,213,120)   (26,532,616)   (5,439,854)   (8,509,001)
                                   -------------  ------------ ------------  ------------- -------------  ------------
Units end of year.................     2,958,893     3,456,318   17,798,151     34,305,448     6,644,961    11,057,972
                                   =============  ============ ============  ============= =============  ============


                                         MIST VAN KAMPEN         MSF BARCLAYS CAPITAL            MSF BLACKROCK
                                            COMSTOCK             AGGREGATE BOND INDEX          AGGRESSIVE GROWTH
                                           SUBACCOUNT                 SUBACCOUNT                  SUBACCOUNT
                                   --------------------------- -------------------------- ---------------------------
                                       2012           2011         2012          2011         2012           2011
                                   ------------- ------------- ------------  ------------ ------------  -------------

Units beginning of year...........     2,560,232     5,032,178    3,439,847     6,016,730   21,073,198     32,234,861
Units issued and transferred
   from other funding options.....       237,090     1,031,864      559,702     2,761,708    2,011,132      5,390,670
Units redeemed and transferred to
   other funding options..........   (1,839,148)   (3,503,810)  (3,946,069)   (5,338,591) (11,604,768)   (16,552,333)
                                   ------------- ------------- ------------  ------------ ------------  -------------
Units end of year.................       958,174     2,560,232       53,480     3,439,847   11,479,562     21,073,198
                                   ============= ============= ============  ============ ============  =============

(a) For the period May 2, 2011 to December 31, 2011.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONCLUDED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                          MSF BLACKROCK               MSF BLACKROCK               MSF BLACKROCK
                                           BOND INCOME                 DIVERSIFIED               LARGE CAP VALUE
                                           SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                       2012          2011           2012          2011         2012           2011
                                   ------------  ------------- -------------  ------------ ------------- -------------

Units beginning of year...........    7,341,969     10,536,877     1,232,559     1,075,238       716,963       561,438
Units issued and transferred
   from other funding options.....    1,127,741      2,516,839       339,498       669,697       236,766       324,481
Units redeemed and transferred to
   other funding options..........  (3,681,790)    (5,711,747)     (845,548)     (512,376)     (351,292)     (168,956)
                                   ------------  ------------- -------------  ------------ ------------- -------------
Units end of year.................    4,787,920      7,341,969       726,509     1,232,559       602,437       716,963
                                   ============  ============= =============  ============ ============= =============


                                      MSF BLACKROCK LEGACY            MSF BLACKROCK
                                        LARGE CAP GROWTH              MONEY MARKET           MSF DAVIS VENTURE VALUE
                                           SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                       2012           2011         2012          2011           2012          2011
                                   ------------- ------------- ------------  ------------- -------------  ------------

Units beginning of year...........    22,346,095    36,521,315   70,937,164    108,966,600     9,465,058    14,096,580
Units issued and transferred
   from other funding options.....     2,582,702     5,388,360   25,420,572     48,258,504     1,055,491     2,043,825
Units redeemed and transferred to
   other funding options..........  (13,678,333)  (19,563,580) (58,801,708)   (86,287,940)   (6,233,787)   (6,675,347)
                                   ------------- ------------- ------------  ------------- -------------  ------------
Units end of year.................    11,250,464    22,346,095   37,556,028     70,937,164     4,286,762     9,465,058
                                   ============= ============= ============  ============= =============  ============

                                                                                                   MSF METLIFE
                                      MSF FI VALUE LEADERS         MSF JENNISON GROWTH       CONSERVATIVE ALLOCATION
                                           SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                        2012          2011         2012          2011           2012          2011
                                   -------------  ------------ ------------  ------------- -------------  ------------

Units beginning of year...........     6,271,981    10,876,996    2,665,750      3,804,953     6,943,091     8,619,245
Units issued and transferred
   from other funding options.....       622,878     1,225,587    3,359,261      1,302,234     3,650,581     3,544,170
Units redeemed and transferred to
   other funding options..........   (2,757,809)   (5,830,602)  (3,919,912)    (2,441,437)   (4,517,273)   (5,220,324)
                                   -------------  ------------ ------------  ------------- -------------  ------------
Units end of year.................     4,137,050     6,271,981    2,105,099      2,665,750     6,076,399     6,943,091
                                   =============  ============ ============  ============= =============  ============


                                   MSF METLIFE CONSERVATIVE TO         MSF METLIFE          MSF METLIFE MODERATE TO
                                       MODERATE ALLOCATION         MODERATE ALLOCATION       AGGRESSIVE ALLOCATION
                                           SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
                                   --------------------------- -------------------------- ---------------------------
                                       2012           2011         2012          2011         2012           2011
                                   ------------- ------------- ------------  ------------ ------------- -------------

Units beginning of year...........     9,134,064    11,364,009   30,591,372    51,875,235    30,765,282    45,838,697
Units issued and transferred
   from other funding options.....     2,969,403     4,339,762    9,447,691    12,328,374     5,684,441     9,663,818
Units redeemed and transferred to
   other funding options..........   (6,265,909)   (6,569,707) (13,725,645)  (33,612,237)  (13,964,230)  (24,737,233)
                                   ------------- ------------- ------------  ------------ ------------- -------------
Units end of year.................     5,837,558     9,134,064   26,313,418    30,591,372    22,485,493    30,765,282
                                   ============= ============= ============  ============ ============= =============

                                           MSF METLIFE                   MSF MFS
                                           STOCK INDEX                TOTAL RETURN                MSF MFS VALUE
                                           SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                       2012           2011          2012          2011         2012          2011
                                   -------------  ------------  ------------  ------------ ------------  -------------

Units beginning of year...........    29,380,494    49,509,915    20,407,406    30,700,736    7,593,043     12,822,761
Units issued and transferred
   from other funding options.....     3,076,089     8,010,419     2,413,689     3,726,863    1,106,442      2,627,064
Units redeemed and transferred to
   other funding options..........  (15,405,192)  (28,139,840)  (10,334,808)  (14,020,193)  (3,847,365)    (7,856,782)
                                   -------------  ------------  ------------  ------------ ------------  -------------
Units end of year.................    17,051,391    29,380,494    12,486,287    20,407,406    4,852,120      7,593,043
                                   =============  ============  ============  ============ ============  =============


                                                                    MSF OPPENHEIMER
                                      MSF MSCI EAFE INDEX            GLOBAL EQUITY          MSF RUSSELL 2000 INDEX
                                          SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                   -------------------------- --------------------------- ---------------------------
                                       2012          2011         2012           2011          2012          2011
                                   ------------  ------------ ------------- ------------- -------------  ------------

Units beginning of year...........    3,162,918     7,064,398       511,339       429,120     3,075,335     7,227,850
Units issued and transferred
   from other funding options.....      384,524     1,931,281       218,989       347,320       494,802     3,048,160
Units redeemed and transferred to
   other funding options..........  (3,450,974)   (5,832,761)     (237,134)     (265,101)   (3,515,161)   (7,200,675)
                                   ------------  ------------ ------------- ------------- -------------  ------------
Units end of year.................       96,468     3,162,918       493,194       511,339        54,976     3,075,335
                                   ============  ============ ============= ============= =============  ============

                                                                                                MSF WESTERN ASSET
                                        MSF T. ROWE PRICE           MSF T. ROWE PRICE         MANAGEMENT STRATEGIC
                                        LARGE CAP GROWTH            SMALL CAP GROWTH           BOND OPPORTUNITIES
                                           SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                        2012          2011         2012          2011          2012         2011 (a)
                                   -------------  ------------ ------------  ------------- ------------- -------------

Units beginning of year...........     7,403,611    10,241,192   17,237,266     23,422,457       956,106            --
Units issued and transferred
   from other funding options.....     1,723,359     3,323,613    2,063,045     10,560,302       218,543     2,107,672
Units redeemed and transferred to
   other funding options..........   (4,379,270)   (6,161,194) (10,760,890)   (16,745,493)   (1,141,515)   (1,151,566)
                                   -------------  ------------ ------------  ------------- ------------- -------------
Units end of year.................     4,747,700     7,403,611    8,539,421     17,237,266        33,134       956,106
                                   =============  ============ ============  ============= ============= =============


                                        MSF WESTERN ASSET
                                           MANAGEMENT
                                         U.S. GOVERNMENT
                                           SUBACCOUNT
                                   ---------------------------
                                       2012          2011
                                   ------------  -------------

Units beginning of year...........   12,470,053     20,275,337
Units issued and transferred
   from other funding options.....    1,966,049      4,952,555
Units redeemed and transferred to
   other funding options..........  (7,124,848)   (12,757,839)
                                   ------------  -------------
Units end of year.................    7,311,254     12,470,053
                                   ============  =============

(a) For the period May 2, 2011 to December 31, 2011.

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2012:

                                                                AS OF DECEMBER 31
                                                ---------------------------------------------------

                                                                    UNIT VALUE
                                                                     LOWEST TO            NET
                                                      UNITS         HIGHEST ($)       ASSETS ($)
                                                ---------------   --------------   ----------------
  American Funds Global                   2012        8,874,333      1.69 - 1.90         15,550,473
     Growth Subaccount                    2011       15,044,824      1.40 - 1.55         21,671,370
                                          2010       22,744,836      1.56 - 1.71         36,353,392
                                          2009       26,698,224      1.42 - 1.53         38,614,343
                                          2008       27,352,554      1.01 - 1.08         28,102,008

  American Funds Growth                   2012       13,512,971      1.45 - 1.63         20,359,758
     Subaccount                           2011       26,215,684      1.25 - 1.38         33,773,841
                                          2010       42,177,324      1.32 - 1.45         57,324,720
                                          2009       50,297,453      1.13 - 1.22         58,200,193
                                          2008       49,700,315      0.82 - 0.88         41,704,980

  American Funds                          2012        9,066,527      1.28 - 1.44         12,102,657
     Growth-Income Subaccount             2011       15,399,545      1.11 - 1.23         17,597,921
                                          2010       25,370,999      1.15 - 1.25         29,912,444
                                          2009       30,582,235      1.04 - 1.13         32,699,726
                                          2008       31,418,053      0.81 - 0.86         25,863,115

  Fidelity VIP Contrafund                 2012        8,279,552      1.65 - 2.25         14,268,956
     Subaccount                           2011       15,401,316      1.44 - 1.95         23,089,646
                                          2010       25,691,131      1.51 - 2.01         40,085,425
                                          2009       31,116,610      1.31 - 1.73         41,978,774
                                          2008       33,313,038      0.98 - 1.30         33,536,392

  Fidelity VIP Mid Cap                    2012        8,711,900      2.29 - 2.85         21,045,355
     Subaccount                           2011       16,159,113      2.03 - 2.50         34,247,257
                                          2010       25,040,105      2.31 - 2.82         60,059,957
                                          2009       29,478,948      1.83 - 2.20         55,556,635
                                          2008       33,210,479      1.33 - 1.58         45,296,516

  FTVIPT Franklin Small-Mid               2012        2,600,435      1.21 - 1.40          3,414,377
     Cap Growth Securities                2011        4,488,827      1.11 - 1.26          5,262,044
     Subaccount                           2010        6,749,868      1.18 - 1.33          8,334,809
                                          2009        7,611,403      0.94 - 1.05          7,436,166
                                          2008        7,701,938      0.66 - 0.97          5,293,080

  FTVIPT Templeton Developing             2012        2,587,872      3.03 - 3.42          8,146,735
     Markets Securities Subaccount        2011        5,390,366      2.72 - 3.03         15,102,118
                                          2010       10,297,774      3.28 - 3.61         34,725,491
                                          2009       12,437,474      2.83 - 3.08         36,053,515
                                          2008       12,062,878      1.66 - 1.79         20,486,063

  FTVIPT Templeton Foreign                2012        3,378,588      1.48 - 1.64          5,165,614
     Securities Subaccount                2011        7,208,890      1.27 - 1.39          9,386,447
                                          2010       13,052,603      1.44 - 1.56         19,257,460
                                          2009       15,785,371      1.35 - 1.45         21,707,752
                                          2008       17,214,077      1.00 - 1.06         17,471,936

                                                          FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------
                                                                   EXPENSE(2)           TOTAL(3)
                                                INVESTMENT(1)         RATIO              RETURN
                                                   INCOME           LOWEST TO           LOWEST TO
                                                  RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                                -------------   -----------------   -----------------
  American Funds Global                   2012        0.74         0.15 - 1.50          20.73 - 22.38
     Growth Subaccount                    2011        1.11         0.15 - 1.50       (10.26) - (9.03)
                                          2010        1.46         0.15 - 1.50          10.10 - 11.58
                                          2009        1.43         0.15 - 1.50          40.20 - 42.10
                                          2008        1.83         0.15 - 1.50      (39.30) - (38.48)

  American Funds Growth                   2012        0.67         0.15 - 1.50          16.13 - 17.71
     Subaccount                           2011        0.55         0.15 - 1.50        (5.74) - (4.42)
                                          2010        0.70         0.15 - 1.50          16.96 - 18.49
                                          2009        0.67         0.15 - 1.50          37.38 - 39.18
                                          2008        0.78         0.15 - 1.50      (44.85) - (44.04)

  American Funds                          2012        1.41         0.15 - 1.50          15.72 - 17.31
     Growth-Income Subaccount             2011        1.27         0.15 - 1.50        (3.32) - (1.99)
                                          2010        1.42         0.15 - 1.50           9.77 - 11.27
                                          2009        1.62         0.25 - 1.50          29.21 - 30.96
                                          2008        1.71         0.15 - 1.50      (38.74) - (37.95)

  Fidelity VIP Contrafund                 2012        0.89         0.25 - 1.50          14.40 - 15.85
     Subaccount                           2011        0.62         0.25 - 1.50        (4.25) - (3.01)
                                          2010        0.97         0.25 - 1.50          15.23 - 16.63
                                          2009        1.15         0.25 - 1.50          33.37 - 35.10
                                          2008        0.74         0.15 - 1.50      (43.55) - (42.76)

  Fidelity VIP Mid Cap                    2012        0.31         0.25 - 1.50          12.85 - 14.28
     Subaccount                           2011        0.02         0.25 - 1.50      (12.16) - (11.08)
                                          2010        0.12         0.25 - 1.50          26.63 - 28.22
                                          2009        0.45         0.25 - 1.50          37.74 - 39.41
                                          2008        0.24         0.25 - 1.50      (40.53) - (39.76)

  FTVIPT Franklin Small-Mid               2012          --         0.25 - 1.50           9.19 - 10.57
     Cap Growth Securities                2011          --         0.25 - 1.50        (6.27) - (5.03)
     Subaccount                           2010          --         0.25 - 1.50          25.77 - 27.22
                                          2009          --         0.25 - 1.50          41.42 - 43.23
                                          2008          --         0.15 - 1.50      (43.34) - (42.57)

  FTVIPT Templeton Developing             2012        1.32         0.25 - 1.50          11.47 - 12.88
     Markets Securities Subaccount        2011        0.99         0.25 - 1.50      (17.11) - (16.05)
                                          2010        1.61         0.25 - 1.50          15.83 - 17.26
                                          2009        3.88         0.25 - 1.50          70.07 - 72.23
                                          2008        2.80         0.25 - 1.50      (53.42) - (52.84)

  FTVIPT Templeton Foreign                2012        2.92         0.25 - 1.50          16.46 - 17.94
     Securities Subaccount                2011        1.82         0.25 - 1.50      (11.95) - (10.81)
                                          2010        1.91         0.25 - 1.50            6.75 - 8.09
                                          2009        3.28         0.25 - 1.50          35.07 - 36.77
                                          2008        2.44         0.15 - 1.50      (41.29) - (40.48)

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                                ---------------------------------------------------

                                                                    UNIT VALUE
                                                                     LOWEST TO            NET
                                                      UNITS         HIGHEST ($)       ASSETS ($)
                                                ---------------   --------------   ----------------
  Janus Aspen Enterprise                  2012       11,619,065      0.72 - 2.36          8,724,665
     Subaccount                           2011       20,206,950      0.62 - 2.03         13,150,780
                                          2010       36,064,678      0.64 - 2.07         24,138,240
                                          2009       41,552,840      0.52 - 1.65         22,321,664
                                          2008       45,852,315      0.37 - 1.15         17,249,829

  LMPET ClearBridge Small Cap             2012           87,695      1.86 - 2.02            166,432
     Value Subaccount                     2011        1,788,744      1.64 - 1.77          3,028,858
                                          2010        3,544,013      1.79 - 1.92          6,557,427
                                          2009        4,438,808      1.46 - 1.55          6,645,666
                                          2008        5,026,806      1.11 - 1.17          5,730,458

  LMPIT Western Asset                     2012        2,375,327      1.85 - 2.66          5,572,790
     Corporate Bond Subaccount            2011        5,135,477      1.62 - 2.33         10,648,726
                                          2010        9,516,860      1.54 - 2.23         19,012,329
                                          2009       12,047,772      1.39 - 2.01         21,818,222
                                          2008       13,528,007      1.04 - 1.51         18,563,909

  LMPVET ClearBridge Variable             2012        5,970,111      1.22 - 1.76          7,648,793
     Aggressive Growth                    2011       25,688,704      1.05 - 1.48         27,834,990
     Subaccount                           2010       53,147,668      1.04 - 1.45         56,878,773
                                          2009       67,461,243      0.84 - 1.17         58,371,031
                                          2008       82,055,954      0.64 - 0.87         53,432,026

  LMPVET ClearBridge Variable             2012        6,051,264      1.56 - 1.90         10,267,645
     Appreciation Subaccount              2011       12,946,946      1.35 - 1.64         19,253,117
                                          2010       20,654,469      1.32 - 1.61         30,247,277
                                          2009       26,741,658      1.27 - 1.44         35,152,752
                                          2008       33,309,554      1.06 - 1.18         36,276,391

  LMPVET ClearBridge Variable             2012        1,712,437      1.46 - 1.70          2,587,204
     Equity Income Builder                2011        4,544,694      1.30 - 1.49          6,140,126
     Subaccount                           2010        7,802,436      1.22 - 1.39          9,870,562
                                          2009        9,367,865      1.11 - 1.24         10,668,962
                                          2008       11,719,327      0.91 - 1.02         11,002,761

  LMPVET ClearBridge Variable             2012        4,460,025      0.91 - 1.28          4,273,403
     Fundamental All Cap Value            2011       10,147,107      0.80 - 1.12          8,415,960
     Subaccount                           2010       16,031,158      0.87 - 1.20         14,282,325
                                          2009       19,129,489      0.75 - 1.03         14,750,377
                                          2008       23,505,313      0.59 - 0.80         14,156,182

  LMPVET ClearBridge Variable             2012        1,479,372      1.73 - 2.15          2,873,687
     Large Cap Growth Subaccount          2011        3,731,539      1.44 - 1.80          6,082,030
                                          2010        6,467,759      1.46 - 1.82         10,716,004
                                          2009        8,596,399      1.33 - 1.66         13,110,870
                                          2008       11,138,936      0.74 - 1.17         12,086,421

  LMPVET ClearBridge Variable             2012        2,570,926      1.43 - 2.03          4,683,572
     Large Cap Value Subaccount           2011        5,907,890      1.23 - 1.75          9,368,405
                                          2010       10,494,734      1.18 - 1.67         16,016,931
                                          2009       13,260,650      1.08 - 1.54         18,710,616
                                          2008       16,837,787      1.05 - 1.24         19,310,443

                                                          FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------
                                                                   EXPENSE(2)           TOTAL(3)
                                                INVESTMENT(1)         RATIO              RETURN
                                                   INCOME           LOWEST TO           LOWEST TO
                                                  RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                                -------------   -----------------   -----------------
  Janus Aspen Enterprise                  2012          --         0.25 - 1.50          15.24 - 16.69
     Subaccount                           2011          --         0.25 - 1.50        (3.11) - (1.94)
                                          2010          --         0.25 - 1.50          23.65 - 25.25
                                          2009          --         0.25 - 1.50          42.47 - 43.98
                                          2008        0.06         0.25 - 1.50      (44.70) - (43.94)

  LMPET ClearBridge Small Cap             2012          --         0.80 - 1.50          13.56 - 14.37
     Value Subaccount                     2011          --         0.80 - 1.50        (8.53) - (7.87)
                                          2010          --         0.80 - 1.50          23.06 - 23.90
                                          2009          --         0.80 - 1.50          30.91 - 31.86
                                          2008          --         0.80 - 1.50      (36.87) - (36.45)

  LMPIT Western Asset                     2012        4.10         0.25 - 1.50          12.77 - 14.19
     Corporate Bond Subaccount            2011        4.72         0.25 - 1.50            3.66 - 4.90
                                          2010        5.39         0.25 - 1.50           9.81 - 11.24
                                          2009        6.61         0.25 - 1.50          31.72 - 33.29
                                          2008        6.61         0.15 - 1.50      (24.17) - (23.09)

  LMPVET ClearBridge Variable             2012        0.21         0.25 - 1.50          16.95 - 18.43
     Aggressive Growth                    2011        0.13         0.25 - 1.50            0.87 - 2.25
     Subaccount                           2010        0.13         0.25 - 1.50          23.13 - 24.68
                                          2009          --         0.25 - 1.50          32.55 - 34.30
                                          2008          --         0.25 - 1.50      (41.27) - (40.58)

  LMPVET ClearBridge Variable             2012        1.19         0.25 - 1.50          14.21 - 15.66
     Appreciation Subaccount              2011        1.29         0.25 - 1.50            1.13 - 2.35
                                          2010        1.46         0.25 - 1.50          10.91 - 12.34
                                          2009        2.05         0.35 - 1.50          20.30 - 21.72
                                          2008        1.23         0.35 - 1.50      (30.37) - (29.59)

  LMPVET ClearBridge Variable             2012        2.08         0.25 - 1.50          12.50 - 13.92
     Equity Income Builder                2011        2.66         0.25 - 1.50            6.30 - 7.68
     Subaccount                           2010        3.82         0.25 - 1.50          10.59 - 12.01
                                          2009        3.27         0.45 - 1.50          21.03 - 22.44
                                          2008        0.92         0.15 - 1.50      (35.97) - (35.12)

  LMPVET ClearBridge Variable             2012        1.22         0.25 - 1.50          13.26 - 14.69
     Fundamental All Cap Value            2011        1.09         0.25 - 1.50        (7.51) - (6.35)
     Subaccount                           2010        1.64         0.25 - 1.50          14.87 - 16.23
                                          2009        1.29         0.25 - 1.50          27.41 - 29.11
                                          2008        1.55         0.25 - 1.50      (37.53) - (36.75)

  LMPVET ClearBridge Variable             2012        0.46         0.35 - 1.50          18.55 - 19.92
     Large Cap Growth Subaccount          2011        0.35         0.35 - 1.50        (2.07) - (0.96)
                                          2010        0.11         0.35 - 1.50            8.13 - 9.40
                                          2009        0.25         0.35 - 1.50          40.30 - 41.94
                                          2008        0.25         0.25 - 1.50      (38.23) - (37.45)

  LMPVET ClearBridge Variable             2012        1.62         0.25 - 1.50          14.76 - 16.21
     Large Cap Value Subaccount           2011        1.77         0.25 - 1.50            3.40 - 4.67
                                          2010        2.90         0.25 - 1.50            7.84 - 9.18
                                          2009        1.84         0.25 - 1.50          22.64 - 24.19
                                          2008        1.09         0.35 - 1.50      (36.58) - (35.85)

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                                ---------------------------------------------------

                                                                    UNIT VALUE
                                                                     LOWEST TO            NET
                                                      UNITS         HIGHEST ($)       ASSETS ($)
                                                ---------------   --------------   ----------------
  LMPVET ClearBridge Variable             2012        1,861,252      1.63 - 2.42          3,222,792
     Small Cap Growth Subaccount          2011        3,265,738      1.39 - 2.03          4,764,939
                                          2010        5,200,645      1.39 - 2.01          7,541,217
                                          2009        6,349,292      1.13 - 1.61          7,404,134
                                          2008        6,683,802      0.80 - 1.13          5,507,429

  LMPVET Investment Counsel               2012        2,579,946      1.37 - 1.52          3,712,968
     Variable Social Awareness            2011        3,657,482      1.25 - 1.38          4,762,144
     Subaccount                           2010        5,132,056      1.27 - 1.37          6,720,997
                                          2009        6,209,267      1.15 - 1.22          7,321,280
                                          2008        7,300,287      0.95 - 1.00          7,073,427

  LMPVIT Western Asset                    2012        2,865,892      2.24 - 2.60          6,832,079
     Variable Global High Yield           2011        4,693,132      1.92 - 2.21          9,487,771
     Bond Subaccount                      2010        7,236,148      1.92 - 2.18         14,509,117
                                          2009        8,356,675      1.69 - 1.91         14,726,852
                                          2008        8,995,288      1.10 - 1.23         10,305,122

  MIST American Funds                     2012        2,988,764      1.06 - 1.13          3,227,823
     Balanced Allocation                  2011        2,899,697      0.95 - 1.00          2,787,184
     Subaccount                           2010        2,055,809      0.99 - 1.02          2,041,602
     (Commenced 4/28/2008)                2009        1,910,898      0.89 - 0.91          1,715,696
                                          2008          489,735      0.70 - 0.71            343,550

  MIST American Funds Growth              2012        4,218,325      1.01 - 1.07          4,339,166
     Allocation Subaccount                2011        3,652,330      0.88 - 0.92          3,266,848
     (Commenced 4/28/2008)                2010        2,571,138      0.94 - 0.97          2,444,599
                                          2009        2,078,888      0.84 - 0.86          1,760,122
                                          2008          626,374             0.64            400,274

  MIST American Funds                     2012        2,058,963      1.09 - 1.16          2,278,420
     Moderate Allocation                  2011        1,858,329      1.00 - 1.05          1,881,086
     Subaccount                           2010        1,375,796      1.01 - 1.05          1,401,985
     (Commenced 4/28/2008)                2009        1,143,572      0.93 - 0.95          1,074,590
                                          2008          264,123             0.77            203,761

  MIST BlackRock High Yield               2012        2,585,200      2.02 - 2.84          6,543,823
     Subaccount                           2011        4,111,273      1.75 - 2.44          8,766,261
                                          2010        5,684,281      1.72 - 2.39         11,575,312
                                          2009        6,173,534      1.50 - 2.06         11,099,626
                                          2008        5,508,096      1.03 - 1.41          6,770,738

  MIST BlackRock Large Cap                2012        1,673,911      1.03 - 1.52          1,828,375
     Core Subaccount                      2011        2,651,505      0.92 - 1.35          2,569,071
                                          2010        5,139,926      0.94 - 1.35          5,030,290
                                          2009        5,709,035      0.84 - 1.20          5,001,122
                                          2008        6,172,417      0.72 - 1.01          4,595,078

  MIST Clarion Global Real                2012        6,529,669      1.04 - 1.14          7,001,106
     Estate Subaccount                    2011       10,674,853      0.84 - 0.90          9,156,362
                                          2010       16,008,968      0.90 - 0.95         14,658,090
                                          2009       18,305,563      0.79 - 0.82         14,572,699
                                          2008       18,754,041      0.59 - 0.61         11,173,783

                                                          FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------
                                                                   EXPENSE(2)           TOTAL(3)
                                                INVESTMENT(1)         RATIO              RETURN
                                                   INCOME           LOWEST TO           LOWEST TO
                                                  RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                                -------------   -----------------   -----------------
  LMPVET ClearBridge Variable             2012        0.28         0.25 - 1.50          17.64 - 19.13
     Small Cap Growth Subaccount          2011          --         0.25 - 1.50          (0.14) - 1.15
                                          2010          --         0.25 - 1.50          23.29 - 24.89
                                          2009          --         0.25 - 1.50          40.63 - 42.46
                                          2008          --         0.25 - 1.50      (41.56) - (40.88)

  LMPVET Investment Counsel               2012        1.33         0.25 - 1.50           9.06 - 10.44
     Variable Social Awareness            2011        0.95         0.25 - 1.50        (1.49) - (0.29)
     Subaccount                           2010        1.26         0.35 - 1.50          10.52 - 11.73
                                          2009        1.49         0.45 - 1.50          20.93 - 22.34
                                          2008        1.77         0.45 - 1.50      (26.28) - (25.58)

  LMPVIT Western Asset                    2012        6.27         0.25 - 1.50          16.56 - 18.03
     Variable Global High Yield           2011        6.36         0.25 - 1.50            0.16 - 1.45
     Bond Subaccount                      2010        8.62         0.25 - 1.50          13.25 - 14.65
                                          2009       10.62         0.25 - 1.50          53.17 - 55.21
                                          2008        9.74         0.25 - 1.50      (31.85) - (31.02)

  MIST American Funds                     2012        1.74         0.25 - 1.50          11.83 - 13.24
     Balanced Allocation                  2011        1.27         0.25 - 1.50        (3.65) - (2.45)
     Subaccount                           2010        1.13         0.25 - 1.50          10.53 - 11.95
     (Commenced 4/28/2008)                2009          --         0.25 - 1.50          27.39 - 29.00
                                          2008        3.53         0.25 - 1.50      (29.90) - (29.36)

  MIST American Funds Growth              2012        1.15         0.25 - 1.50          14.42 - 15.87
     Allocation Subaccount                2011        1.09         0.25 - 1.50        (6.18) - (5.05)
     (Commenced 4/28/2008)                2010        0.89         0.25 - 1.50          11.79 - 13.17
                                          2009          --         0.25 - 1.50          32.08 - 33.85
                                          2008        9.59         0.25 - 1.50      (36.41) - (35.86)

  MIST American Funds                     2012        1.98         0.25 - 1.50           9.18 - 10.56
     Moderate Allocation                  2011        1.52         0.25 - 1.50        (1.29) - (0.10)
     Subaccount                           2010        1.53         0.25 - 1.50            8.24 - 9.64
     (Commenced 4/28/2008)                2009          --         0.25 - 1.50          21.61 - 23.10
                                          2008        8.97         0.45 - 1.50      (23.20) - (22.75)

  MIST BlackRock High Yield               2012        7.88         0.14 - 1.39          15.18 - 16.63
     Subaccount                           2011        7.21         0.14 - 1.39            1.12 - 2.38
                                          2010        6.64         0.14 - 1.39          14.46 - 15.95
                                          2009        5.41         0.14 - 1.39          45.23 - 46.94
                                          2008        7.60         0.14 - 1.39      (25.29) - (24.29)

  MIST BlackRock Large Cap                2012        1.15         0.25 - 1.50          11.81 - 13.22
     Core Subaccount                      2011        1.17         0.25 - 1.50        (1.28) - (0.10)
                                          2010        1.25         0.25 - 1.50          10.90 - 12.28
                                          2009        1.43         0.25 - 1.50          17.55 - 18.99
                                          2008        0.58         0.35 - 1.50      (38.26) - (37.51)

  MIST Clarion Global Real                2012        2.51         0.25 - 1.50          24.41 - 25.98
     Estate Subaccount                    2011        4.33         0.25 - 1.50        (6.78) - (5.56)
                                          2010        8.48         0.25 - 1.50          14.65 - 16.06
                                          2009        3.46         0.25 - 1.50          33.05 - 34.75
                                          2008        2.11         0.15 - 1.50      (42.44) - (41.60)

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                                --------------------------------------------------

                                                                    UNIT VALUE
                                                                     LOWEST TO            NET
                                                      UNITS         HIGHEST ($)       ASSETS ($)
                                                ---------------   --------------   ---------------
  MIST Dreman Small Cap Value             2012          979,835      1.34 - 1.47         1,363,428
     Subaccount                           2011        1,373,246      1.18 - 1.27         1,672,436
                                          2010        1,056,417      1.33 - 1.41         1,442,258
                                          2009        1,117,238      1.13 - 1.18         1,286,771
                                          2008        1,258,253      0.89 - 0.92         1,133,729

  MIST Harris Oakmark                     2012        6,872,512      1.70 - 2.22        12,591,253
     International Subaccount             2011       12,226,555      1.32 - 1.72        17,711,378
                                          2010       20,233,859      1.54 - 2.00        34,731,725
                                          2009       24,195,116      1.32 - 1.72        36,052,702
                                          2008       26,922,891      0.85 - 1.13        26,084,587

  MIST Invesco Small Cap                  2012        1,237,704      1.44 - 1.57         1,837,799
     Growth Subaccount                    2011        1,540,097      1.23 - 1.33         1,949,295
                                          2010        1,824,436      1.26 - 1.35         2,360,050
                                          2009        1,835,285      1.01 - 1.07         1,898,640
                                          2008        1,890,537      0.77 - 0.80         1,470,794

  MIST Janus Forty Subaccount             2012       11,420,615      1.50 - 3.44        34,429,122
                                          2011       20,536,034      1.22 - 2.82        51,250,605
                                          2010       34,460,801      1.32 - 3.05        94,777,304
                                          2009       43,938,493      1.21 - 2.80       111,313,739
                                          2008       51,840,997      0.85 - 1.96        92,709,301

  MIST Legg Mason ClearBridge             2012          692,017      0.89 - 1.01           643,438
     Aggressive Growth Subaccount         2011          831,044      0.76 - 0.85           657,556
     (Commenced 4/28/2008)                2010          278,381      0.75 - 0.83           215,870
                                          2009           62,719      0.61 - 0.67            40,090
                                          2008           20,596      0.47 - 0.51            10,021

  MIST Lord Abbett Bond                   2012        1,509,406      1.68 - 1.87         2,638,232
     Debenture Subaccount                 2011        3,283,901      1.51 - 1.66         5,103,566
                                          2010        4,662,722      1.46 - 1.58         6,990,997
                                          2009        5,654,598      1.31 - 1.40         7,555,607
                                          2008        4,525,808      0.97 - 1.03         4,457,929

  MIST Lord Abbett Mid Cap                2012        2,403,305      1.35 - 1.50         3,366,121
     Value Subaccount                     2011        5,211,630      1.20 - 1.32         6,425,768
                                          2010        8,116,269      1.26 - 1.37        10,505,340
                                          2009        9,178,381      1.02 - 1.09         9,552,525
                                          2008        9,572,357      0.82 - 0.87         7,963,985

  MIST Met/Templeton Growth               2012        8,482,960      1.70 - 2.69        20,062,797
     Subaccount                           2011       15,156,024      1.39 - 2.21        29,781,290
     (Commenced 5/2/2011)

  MIST MetLife Aggressive                 2012        6,609,115      0.99 - 1.08         6,763,432
     Strategy Subaccount                  2011       11,788,228      0.86 - 0.93        10,393,746
     (Commenced 5/2/2011)

  MIST MFS Emerging Markets               2012        1,556,497      1.19 - 1.30         1,908,822
     Equity Subaccount                    2011        1,408,620      1.02 - 1.09         1,468,386
     (Commenced 4/28/2008)                2010        1,362,972      1.27 - 1.34         1,762,199
                                          2009          915,305      1.04 - 1.08           965,611
                                          2008          100,899      0.62 - 0.64            63,626

                                                          FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------
                                                                   EXPENSE(2)           TOTAL(3)
                                                INVESTMENT(1)         RATIO              RETURN
                                                   INCOME           LOWEST TO           LOWEST TO
                                                  RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                                -------------   ----------------   ------------------
  MIST Dreman Small Cap Value             2012       0.89          0.25 - 1.50          13.93 - 15.37
     Subaccount                           2011       1.69          0.25 - 1.50      (11.45) - (10.37)
                                          2010       0.81          0.35 - 1.50          17.75 - 19.09
                                          2009       0.92          0.35 - 1.50          27.20 - 28.70
                                          2008       0.90          0.35 - 1.50      (26.35) - (25.51)

  MIST Harris Oakmark                     2012       2.10          0.25 - 1.50          27.54 - 29.15
     International Subaccount             2011       0.03          0.25 - 1.50      (15.28) - (14.19)
                                          2010       2.14          0.25 - 1.50          14.91 - 16.36
                                          2009       8.07          0.25 - 1.50          53.15 - 55.11
                                          2008       2.05          0.15 - 1.50      (41.58) - (40.80)

  MIST Invesco Small Cap                  2012         --          0.25 - 1.50          16.74 - 18.21
     Growth Subaccount                    2011         --          0.25 - 1.50        (2.30) - (1.04)
                                          2010         --          0.25 - 1.50          24.63 - 26.15
                                          2009         --          0.25 - 1.50          32.16 - 33.88
                                          2008         --          0.25 - 1.50      (39.53) - (38.79)

  MIST Janus Forty Subaccount             2012       0.49          0.25 - 1.50          21.00 - 22.53
                                          2011       1.98          0.25 - 1.50        (8.69) - (7.58)
                                          2010       1.80          0.25 - 1.50            8.07 - 9.36
                                          2009         --          0.25 - 1.50          41.06 - 42.84
                                          2008       6.11          0.25 - 1.50      (42.73) - (41.96)

  MIST Legg Mason ClearBridge             2012       0.02          0.45 - 1.50          16.87 - 18.11
     Aggressive Growth Subaccount         2011         --          0.45 - 1.50            1.87 - 2.89
     (Commenced 4/28/2008)                2010         --          0.45 - 1.50          21.82 - 23.15
                                          2009         --          0.45 - 1.50          31.20 - 32.42
                                          2008         --          0.45 - 1.50      (37.05) - (36.60)

  MIST Lord Abbett Bond                   2012       8.01          0.25 - 1.50          11.50 - 12.91
     Debenture Subaccount                 2011       6.18          0.25 - 1.50            3.22 - 4.61
                                          2010       6.18          0.25 - 1.50          11.55 - 12.90
                                          2009       7.38          0.25 - 1.50          35.02 - 36.74
                                          2008       4.43          0.25 - 1.50      (19.60) - (18.64)

  MIST Lord Abbett Mid Cap                2012       0.47          0.25 - 1.50          12.98 - 14.41
     Value Subaccount                     2011       0.57          0.25 - 1.50        (5.16) - (3.94)
                                          2010       0.61          0.25 - 1.50          23.65 - 25.14
                                          2009       2.16          0.25 - 1.50          24.72 - 26.33
                                          2008       0.59          0.25 - 1.50      (39.70) - (38.97)

  MIST Met/Templeton Growth               2012       1.91          0.25 - 1.50          20.50 - 22.02
     Subaccount                           2011         --          0.25 - 1.50      (17.63) - (16.96)
     (Commenced 5/2/2011)

  MIST MetLife Aggressive                 2012       0.69          0.25 - 1.50          15.00 - 16.45
     Strategy Subaccount                  2011         --          0.25 - 1.50      (14.38) - (13.69)
     (Commenced 5/2/2011)

  MIST MFS Emerging Markets               2012       0.94          0.25 - 1.50          17.32 - 18.80
     Equity Subaccount                    2011       1.57          0.25 - 1.50      (19.65) - (18.62)
     (Commenced 4/28/2008)                2010       1.14          0.25 - 1.50          22.18 - 23.66
                                          2009       0.94          0.25 - 1.50          66.72 - 68.63
                                          2008         --          0.45 - 1.50      (54.06) - (53.73)

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                               AS OF DECEMBER 31
                                               --------------------------------------------------

                                                                   UNIT VALUE
                                                                    LOWEST TO           NET
                                                     UNITS         HIGHEST ($)      ASSETS ($)
                                               ---------------   --------------   ---------------
  MIST MFS Research                      2012          298,552      1.45 - 1.69           449,461
     International Subaccount            2011          458,469      1.26 - 1.45           603,349
     (Commenced 4/28/2008)               2010          479,118      1.44 - 1.63           717,603
                                         2009          518,108      1.31 - 1.46           708,232
                                         2008          139,001      1.01 - 1.10           144,520

  MIST MLA Mid Cap                       2012        1,643,372      1.70 - 2.88         4,186,478
     Subaccount                          2011        3,179,265      1.61 - 2.74         7,795,099
                                         2010        4,644,589      1.70 - 2.90        12,231,904
                                         2009        5,678,164      0.93 - 2.37        12,226,435
                                         2008        6,450,132      0.69 - 1.73        10,266,976

  MIST PIMCO Inflation                   2012        7,238,502      1.43 - 1.57        10,722,012
     Protected Bond Subaccount           2011        6,899,159      1.33 - 1.44         9,467,437
                                         2010        5,953,369      1.21 - 1.30         7,417,798
                                         2009        5,095,388      1.14 - 1.20         5,930,901
                                         2008        3,534,902      0.98 - 1.02         3,514,612

  MIST PIMCO Total Return                2012       14,448,598      1.86 - 2.15        28,554,113
     Subaccount                          2011       21,937,161      1.73 - 1.97        39,806,370
     (Commenced 5/4/2009)                2010       36,724,586      1.70 - 1.92        65,149,627
                                         2009       40,592,877      1.60 - 1.78        67,191,036

  MIST Pioneer Fund Subaccount           2012          150,560      1.55 - 1.72           242,063
                                         2011          503,048      1.43 - 1.56           737,633
                                         2010          976,556      1.52 - 1.65         1,521,610
                                         2009        1,101,087      1.33 - 1.42         1,491,963
                                         2008        1,136,510      1.09 - 1.15         1,259,023

  MIST Pioneer Strategic                 2012        2,909,699      2.40 - 2.84         7,356,262
     Income Subaccount                   2011        4,916,113      2.18 - 2.56        11,286,461
                                         2010        8,148,743      2.14 - 2.48        18,330,488
                                         2009        9,586,929      1.93 - 2.22        19,387,744
                                         2008        9,877,932      1.47 - 1.68        15,155,440

  MIST RCM Technology                    2012        2,958,893      0.48 - 1.02         1,488,031
     Subaccount                          2011        3,456,318      0.43 - 0.91         1,555,324
     (Commenced 5/2/2011)

  MIST T. Rowe Price Large               2012       17,798,151      1.02 - 1.11        18,654,918
     Cap Value Subaccount                2011       34,305,448      0.88 - 0.94        30,799,787
                                         2010       54,562,024      0.93 - 0.98        51,511,248
                                         2009       66,665,501      0.81 - 0.84        54,354,538
                                         2008       81,095,174      0.69 - 0.72        56,469,649

  MIST Third Avenue Small Cap            2012        6,644,961      1.80 - 2.05        12,496,427
     Value Subaccount                    2011       11,057,972      1.55 - 1.74        17,757,117
                                         2010       16,878,853      1.73 - 1.91        30,068,815
                                         2009       20,701,683      1.46 - 1.60        31,063,584
                                         2008       24,822,959      1.17 - 1.27        29,765,747

  MIST Van Kampen Comstock               2012          958,174      1.66 - 1.87         1,634,482
     Subaccount                          2011        2,560,232      1.42 - 1.58         3,741,145
     (Commenced 5/4/2009)                2010        5,032,178      1.46 - 1.61         7,535,928
                                         2009        5,554,429      1.29 - 1.41         7,320,333

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               ----------------------------------------------------
                                                                  EXPENSE(2)           TOTAL(3)
                                               INVESTMENT(1)         RATIO              RETURN
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------   -----------------
  MIST MFS Research                      2012       1.93         0.25 - 1.50          14.96 - 16.41
     International Subaccount            2011       2.01         0.25 - 1.50      (12.04) - (10.95)
     (Commenced 4/28/2008)               2010       1.71         0.25 - 1.50           9.78 - 11.14
                                         2009       2.10         0.25 - 1.50          29.60 - 31.21
                                         2008         --         0.45 - 1.50      (41.66) - (41.24)

  MIST MLA Mid Cap                       2012       0.71         0.25 - 1.50            4.01 - 5.33
     Subaccount                          2011       1.02         0.25 - 1.50        (6.55) - (5.35)
                                         2010       1.09         0.25 - 1.50          21.42 - 22.89
                                         2009       1.40         0.25 - 1.50          34.68 - 36.53
                                         2008       0.06         0.15 - 1.50      (39.19) - (38.27)

  MIST PIMCO Inflation                   2012       3.06         0.25 - 1.50            7.69 - 9.05
     Protected Bond Subaccount           2011       1.67         0.25 - 1.50           9.83 - 11.17
                                         2010       2.36         0.25 - 1.50            6.42 - 7.81
                                         2009       3.59         0.25 - 1.50          16.62 - 18.04
                                         2008       3.61         0.25 - 1.50        (8.28) - (7.10)

  MIST PIMCO Total Return                2012       3.44         0.15 - 1.50            7.64 - 9.11
     Subaccount                          2011       2.88         0.15 - 1.50            1.65 - 3.05
     (Commenced 5/4/2009)                2010       3.60         0.15 - 1.50            6.52 - 8.00
                                         2009         --         0.15 - 1.50          11.77 - 12.80

  MIST Pioneer Fund Subaccount           2012       1.86         0.45 - 1.50           8.94 - 10.09
                                         2011       1.45         0.45 - 1.50        (5.99) - (4.98)
                                         2010       0.92         0.45 - 1.50          14.48 - 15.68
                                         2009       1.98         0.45 - 1.50          22.10 - 23.33
                                         2008       1.12         0.45 - 1.50      (33.86) - (33.12)

  MIST Pioneer Strategic                 2012       5.36         0.25 - 1.50           9.95 - 11.34
     Income Subaccount                   2011       5.21         0.25 - 1.50            2.06 - 3.35
                                         2010       5.07         0.25 - 1.50          10.51 - 11.92
                                         2009       5.33         0.25 - 1.50          31.07 - 32.73
                                         2008       6.79         0.15 - 1.50      (12.05) - (10.87)

  MIST RCM Technology                    2012         --         0.25 - 1.50          10.44 - 11.84
     Subaccount                          2011         --         0.25 - 1.50      (19.14) - (18.48)
     (Commenced 5/2/2011)

  MIST T. Rowe Price Large               2012       1.63         0.25 - 1.50          16.21 - 17.68
     Cap Value Subaccount                2011       0.68         0.25 - 1.50        (5.50) - (4.17)
                                         2010       1.07         0.25 - 1.50          15.28 - 16.69
                                         2009       2.22         0.25 - 1.50          16.67 - 18.23
                                         2008       1.61         0.15 - 1.50      (37.27) - (36.44)

  MIST Third Avenue Small Cap            2012         --         0.15 - 1.50          16.22 - 17.81
     Value Subaccount                    2011       1.17         0.15 - 1.50       (10.32) - (9.14)
                                         2010       1.21         0.15 - 1.50          18.07 - 19.70
                                         2009       1.19         0.15 - 1.50          24.55 - 26.30
                                         2008       0.76         0.15 - 1.50      (30.84) - (29.94)

  MIST Van Kampen Comstock               2012       1.46         0.25 - 1.50          16.75 - 18.22
     Subaccount                          2011       1.28         0.25 - 1.50        (2.94) - (1.74)
     (Commenced 5/4/2009)                2010       1.54         0.25 - 1.50          13.15 - 14.66
                                         2009         --         0.25 - 1.50          30.08 - 31.19

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                                ---------------------------------------------------

                                                                    UNIT VALUE
                                                                     LOWEST TO            NET
                                                      UNITS         HIGHEST ($)       ASSETS ($)
                                                ---------------   --------------   ----------------
  MSF Barclays Capital                    2012           53,480      1.67 - 1.82             92,444
     Aggregate Bond Index                 2011        3,439,847      1.63 - 1.77          5,815,243
     Subaccount                           2010        6,016,730      1.54 - 1.66          9,562,117
                                          2009        7,949,359      1.48 - 1.58         12,062,904
                                          2008        9,205,100      1.43 - 1.51         13,443,078

  MSF BlackRock Aggressive                2012       11,479,562      0.68 - 0.78          8,238,027
     Growth Subaccount                    2011       21,073,198      0.62 - 0.71         13,639,288
                                          2010       32,234,861      0.65 - 0.73         21,737,839
                                          2009       39,511,476      0.57 - 1.01         23,331,549
                                          2008       46,369,838      0.39 - 0.69         18,529,527

  MSF BlackRock Bond Income               2012        4,787,920      1.74 - 2.11          8,986,932
     Subaccount                           2011        7,341,969      1.62 - 1.97         12,976,335
                                          2010       10,536,877      1.44 - 1.86         17,678,147
                                          2009       11,864,145      1.34 - 1.72         18,658,157
                                          2008       12,433,093      1.22 - 1.58         18,057,482

  MSF BlackRock Diversified               2012          726,509      1.22 - 1.34            924,210
     Subaccount                           2011        1,232,559      1.10 - 1.20          1,411,573
     (Commenced 5/4/2009)                 2010        1,075,238      1.08 - 1.16          1,197,431
                                          2009        1,023,004      1.00 - 1.06          1,047,686

  MSF BlackRock Large Cap                 2012          602,437      1.24 - 1.38            772,797
     Value Subaccount                     2011          716,963      1.10 - 1.22            815,392
     (Commenced 4/28/2008)                2010          561,438      1.09 - 1.20            636,529
                                          2009          305,929      1.02 - 1.12            319,432
                                          2008          148,898      0.93 - 1.00            141,061

  MSF BlackRock Legacy Large              2012       11,250,464      1.00 - 1.78         16,719,849
     Cap Growth Subaccount                2011       22,346,095      0.88 - 1.57         30,299,715
     (Commenced 4/28/2008)                2010       36,521,315      0.97 - 1.73         55,698,641
                                          2009       46,761,419      0.81 - 1.45         60,449,764
                                          2008          101,153      1.97 - 2.29            213,221

  MSF BlackRock Money Market              2012       37,556,028      1.13 - 1.32         44,934,381
     Subaccount                           2011       70,937,164      1.15 - 1.33         85,397,203
     (Commenced 5/3/2010)                 2010      108,966,600      1.16 - 1.33        132,820,936

  MSF Davis Venture Value                 2012        4,286,762      1.13 - 1.31          5,042,748
     Subaccount                           2011        9,465,058      1.01 - 1.17          9,966,313
     (Commenced 4/28/2008)                2010       14,096,580      1.07 - 1.22         15,675,792
                                          2009       17,222,536      0.97 - 1.19         17,312,557
                                          2008       19,734,061      0.75 - 0.90         15,199,784

  MSF FI Value Leaders                    2012        4,137,050      1.26 - 2.11          7,689,346
     Subaccount                           2011        6,271,981      1.10 - 1.83         10,212,983
                                          2010       10,876,996      1.17 - 1.96         19,238,043
                                          2009       13,150,459      1.03 - 1.72         20,547,640
                                          2008       14,832,560      0.85 - 1.42         19,274,062

                                                          FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------
                                                                   EXPENSE(2)           TOTAL(3)
                                                INVESTMENT(1)         RATIO              RETURN
                                                   INCOME           LOWEST TO           LOWEST TO
                                                  RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                                -------------   -----------------   -----------------
  MSF Barclays Capital                    2012        5.97         0.80 - 1.50            2.35 - 3.07
     Aggregate Bond Index                 2011        3.67         0.80 - 1.50            5.90 - 6.63
     Subaccount                           2010        3.80         0.80 - 1.50            4.47 - 5.20
                                          2009        6.47         0.80 - 1.50            3.58 - 4.37
                                          2008        4.78         0.80 - 1.50            4.40 - 5.15

  MSF BlackRock Aggressive                2012          --         0.25 - 1.50           9.22 - 10.60
     Growth Subaccount                    2011        0.23         0.25 - 1.50        (4.62) - (3.41)
                                          2010          --         0.25 - 1.50          13.44 - 14.89
                                          2009        0.07         0.25 - 1.50          46.92 - 49.07
                                          2008          --         0.15 - 1.50      (46.50) - (45.82)

  MSF BlackRock Bond Income               2012        2.89         0.25 - 1.50            5.94 - 7.28
     Subaccount                           2011        4.06         0.25 - 1.50            4.96 - 6.30
                                          2010        3.76         0.25 - 1.50            6.75 - 8.09
                                          2009        6.91         0.25 - 1.50            7.85 - 9.22
                                          2008        5.20         0.25 - 1.50        (4.89) - (3.73)

  MSF BlackRock Diversified               2012        2.53         0.25 - 1.50          10.69 - 12.09
     Subaccount                           2011        2.33         0.25 - 1.50            2.22 - 3.55
     (Commenced 5/4/2009)                 2010        1.95         0.25 - 1.50            8.00 - 9.37
                                          2009          --         0.25 - 1.50          18.34 - 19.30

  MSF BlackRock Large Cap                 2012        1.43         0.45 - 1.50          12.26 - 13.46
     Value Subaccount                     2011        0.87         0.45 - 1.50            0.55 - 1.58
     (Commenced 4/28/2008)                2010        0.88         0.45 - 1.50            7.25 - 8.51
                                          2009        1.33         0.25 - 1.50           9.44 - 10.86
                                          2008          --         0.45 - 1.50      (31.82) - (31.33)

  MSF BlackRock Legacy Large              2012        0.36         0.25 - 1.50          12.66 - 14.09
     Cap Growth Subaccount                2011        0.21         0.25 - 1.50       (10.28) - (9.09)
     (Commenced 4/28/2008)                2010        0.24         0.25 - 1.50          18.00 - 19.51
                                          2009          --         0.25 - 1.50          29.46 - 30.56
                                          2008          --         0.45 - 1.50      (35.35) - (34.88)

  MSF BlackRock Money Market              2012          --         0.15 - 1.50        (1.50) - (0.15)
     Subaccount                           2011          --         0.15 - 1.50        (1.54) - (0.17)
     (Commenced 5/3/2010)                 2010          --         0.15 - 1.50        (1.02) - (0.08)

  MSF Davis Venture Value                 2012        1.01         0.25 - 1.50          11.17 - 12.58
     Subaccount                           2011        1.23         0.25 - 1.50        (5.51) - (4.28)
     (Commenced 4/28/2008)                2010        1.04         0.25 - 1.50          10.41 - 11.75
                                          2009        1.61         0.25 - 1.50          30.03 - 31.59
                                          2008          --         0.25 - 1.50      (38.23) - (37.70)

  MSF FI Value Leaders                    2012        1.23         0.25 - 1.50          13.92 - 15.36
     Subaccount                           2011        1.13         0.25 - 1.50        (7.64) - (6.49)
                                          2010        1.58         0.25 - 1.50          12.76 - 14.13
                                          2009        2.73         0.25 - 1.50          19.86 - 21.42
                                          2008        1.90         0.25 - 1.50      (39.92) - (39.16)

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                                ---------------------------------------------------

                                                                    UNIT VALUE
                                                                     LOWEST TO            NET
                                                      UNITS         HIGHEST ($)       ASSETS ($)
                                                ---------------   ---------------   ---------------
  MSF Jennison Growth                     2012        2,105,099       0.90 - 1.49         1,985,243
     Subaccount                           2011        2,665,750       0.83 - 1.30         2,282,553
     (Commenced 4/28/2008)                2010        3,804,953       0.84 - 1.30         3,293,224
                                          2009        4,518,520       0.76 - 1.17         3,551,643
                                          2008        4,571,520       0.56 - 0.84         2,603,376

  MSF MetLife Conservative                2012        6,076,399       1.29 - 1.40         7,991,783
     Allocation Subaccount                2011        6,943,091       1.20 - 1.28         8,482,947
                                          2010        8,619,245       1.18 - 1.25        10,310,485
                                          2009        8,220,661       1.09 - 1.14         9,049,833
                                          2008        6,899,253       0.91 - 0.95         6,371,139

  MSF MetLife Conservative to             2012        5,837,558       1.22 - 1.33         7,360,711
     Moderate Allocation                  2011        9,134,064       1.11 - 1.20        10,412,978
     Subaccount                           2010       11,364,009       1.12 - 1.19        12,955,313
                                          2009       11,330,188       1.02 - 1.07        11,706,334
                                          2008       10,552,696       0.84 - 0.86         8,914,770

  MSF MetLife Moderate                    2012       26,313,418       1.15 - 1.25        30,877,121
     Allocation Subaccount                2011       30,591,372       1.03 - 1.10        32,064,814
                                          2010       51,875,235       1.06 - 1.13        55,863,404
                                          2009       49,556,025       0.95 - 1.00        47,682,963
                                          2008       45,976,294       0.76 - 0.79        35,351,749

  MSF MetLife Moderate to                 2012       22,485,493       1.07 - 1.16        24,659,759
     Aggressive Allocation                2011       30,765,282       0.94 - 1.01        29,593,551
     Subaccount                           2010       45,838,697       0.99 - 1.05        46,482,164
                                          2009       48,204,317       0.88 - 0.92        43,054,967
                                          2008       43,202,609       0.69 - 0.72        30,219,686

  MSF MetLife Stock Index                 2012       17,051,391       1.18 - 4.50        20,942,427
     Subaccount                           2011       29,380,494       1.03 - 4.40        31,506,115
                                          2010       49,509,915       1.03 - 4.89        52,759,331
                                          2009       29,874,592       0.91 - 4.28        34,059,091
                                          2008        8,152,794       0.73 - 0.77         6,107,716

  MSF MFS Total Return                    2012       12,486,287       1.64 - 2.77        29,571,797
     Subaccount                           2011       20,407,406       1.47 - 2.50        44,602,356
                                          2010       30,700,736       1.45 - 2.46        66,958,967
                                          2009       37,243,351       1.32 - 2.25        74,898,873
                                          2008       45,149,009       1.12 - 1.91        77,625,919

  MSF MFS Value Subaccount                2012        4,852,120       1.48 - 1.65         7,449,404
                                          2011        7,593,043       1.29 - 1.42        10,064,758
                                          2010       12,822,761       1.29 - 1.41        17,051,612
                                          2009       14,756,785       1.18 - 1.27        17,813,540
                                          2008       13,905,450       0.99 - 1.06        14,039,264

  MSF MSCI EAFE Index                     2012           96,468       0.92 - 1.01            93,426
     Subaccount                           2011        3,162,918       0.79 - 0.86         2,598,800
                                          2010        7,064,398       0.92 - 0.99         6,719,641
                                          2009        9,185,036       0.86 - 0.92         8,146,078
                                          2008        9,522,924       0.68 - 0.72         6,636,460

                                                          FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------
                                                                   EXPENSE(2)            TOTAL(3)
                                                 INVESTMENT(1)        RATIO               RETURN
                                                    INCOME          LOWEST TO            LOWEST TO
                                                   RATIO (%)       HIGHEST (%)          HIGHEST (%)
                                                --------------  -----------------   -----------------
  MSF Jennison Growth                     2012        0.02         0.25 - 1.50         (3.96) - 15.27
     Subaccount                           2011        0.06         0.25 - 1.50          (1.31) - 0.00
     (Commenced 4/28/2008)                2010        0.40         0.25 - 1.50           9.70 - 11.06
                                          2009          --         0.35 - 1.50          37.48 - 39.12
                                          2008          --         0.35 - 1.50      (33.72) - (33.20)

  MSF MetLife Conservative                2012        3.49         0.25 - 1.50            7.55 - 8.91
     Allocation Subaccount                2011        2.39         0.25 - 1.50            1.70 - 2.96
                                          2010        3.63         0.25 - 1.50            8.48 - 9.76
                                          2009        3.14         0.25 - 1.50          18.71 - 20.32
                                          2008        0.89         0.25 - 1.50      (15.68) - (14.63)

  MSF MetLife Conservative to             2012        3.16         0.25 - 1.50           9.79 - 11.18
     Moderate Allocation                  2011        2.17         0.25 - 1.50          (0.54) - 0.76
     Subaccount                           2010        3.36         0.25 - 1.50           9.92 - 11.26
                                          2009        3.17         0.25 - 1.50          21.77 - 23.38
                                          2008        0.97         0.25 - 1.50      (22.74) - (21.81)

  MSF MetLife Moderate                    2012        2.42         0.25 - 1.50          11.55 - 12.96
     Allocation Subaccount                2011        1.53         0.25 - 1.50        (2.84) - (1.61)
                                          2010        2.54         0.15 - 1.50          11.49 - 13.04
                                          2009        2.92         0.15 - 1.50          24.70 - 26.36
                                          2008        0.77         0.15 - 1.50      (29.73) - (28.73)

  MSF MetLife Moderate to                 2012        2.00         0.25 - 1.50          13.66 - 15.10
     Aggressive Allocation                2011        1.48         0.25 - 1.50        (5.23) - (3.98)
     Subaccount                           2010        2.08         0.25 - 1.50          12.95 - 14.44
                                          2009        2.50         0.25 - 1.50          27.17 - 28.81
                                          2008        0.58         0.15 - 1.50      (36.10) - (35.23)

  MSF MetLife Stock Index                 2012        2.01         0.25 - 1.50          13.93 - 15.47
     Subaccount                           2011        1.80         0.25 - 1.50            0.29 - 1.54
                                          2010        1.25         0.25 - 1.50          12.78 - 14.56
                                          2009        0.72         0.25 - 1.50          24.32 - 28.96
                                          2008        2.07         0.80 - 1.50      (38.02) - (37.62)

  MSF MFS Total Return                    2012        2.99         0.15 - 1.50           9.70 - 11.19
     Subaccount                           2011        2.80         0.15 - 1.50            0.71 - 2.06
                                          2010        2.95         0.15 - 1.50            8.20 - 9.73
                                          2009        4.22         0.15 - 1.50          16.62 - 18.14
                                          2008        3.55         0.15 - 1.50      (23.47) - (22.42)

  MSF MFS Value Subaccount                2012        2.13         0.25 - 1.50          14.91 - 16.36
                                          2011        1.71         0.25 - 1.50          (0.62) - 0.57
                                          2010        1.44         0.25 - 1.50           9.75 - 11.14
                                          2009          --         0.25 - 1.50          18.97 - 20.57
                                          2008        1.95         0.15 - 1.50      (33.49) - (32.63)

  MSF MSCI EAFE Index                     2012        5.46         0.80 - 1.50          16.56 - 17.38
     Subaccount                           2011        2.81         0.80 - 1.50      (13.83) - (13.17)
                                          2010        2.85         0.80 - 1.50            6.62 - 7.32
                                          2009        4.28         0.80 - 1.50          26.80 - 27.60
                                          2008        3.10         0.80 - 1.50      (42.99) - (42.50)

         METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                                  AS OF DECEMBER 31
                                                 ---------------------------------------------------

                                                                      UNIT VALUE
                                                                       LOWEST TO            NET
                                                       UNITS          HIGHEST ($)       ASSETS ($)
                                                 ---------------   ---------------   ---------------
   MSF Oppenheimer Global                  2012          493,194       1.98 - 2.42         1,042,077
      Equity Subaccount                    2011          511,339       1.66 - 1.94           902,698
      (Commenced 4/28/2008)                2010          429,120       1.84 - 2.13           849,532
                                           2009          300,120       1.61 - 1.85           513,570
                                           2008           40,319       1.17 - 1.33            49,250

   MSF Russell 2000 Index                  2012           54,976       1.44 - 1.57            81,375
      Subaccount                           2011        3,075,335       1.25 - 1.36         3,979,484
                                           2010        7,227,850       1.33 - 1.43         9,883,253
                                           2009        8,445,409       1.06 - 1.13         9,192,539
                                           2008        9,012,674       0.85 - 0.91         7,872,190

   MSF T. Rowe Price Large Cap             2012        4,747,700       1.21 - 1.32         5,890,270
      Growth Subaccount                    2011        7,403,611       1.03 - 1.11         7,822,678
                                           2010       10,241,192       1.07 - 1.13        11,085,553
                                           2009       11,486,344       0.93 - 0.97        10,767,502
                                           2008       11,697,424       0.66 - 0.68         7,753,403

   MSF T. Rowe Price Small Cap             2012        8,539,421       1.53 - 1.84        14,137,581
      Growth Subaccount                    2011       17,237,266       1.32 - 1.59        24,859,923
      (Commenced 4/28/2008)                2010       23,422,457       1.31 - 1.58        33,720,283
                                           2009       25,568,523       1.04 - 1.17        27,623,015
                                           2008       29,535,497       0.76 - 0.86        23,255,195

   MSF Western Asset                       2012           33,134       1.64 - 1.82            56,740
      Management Strategic                 2011          956,106       1.50 - 1.64         1,503,865
      Bond Opportunities
      Subaccount
      (Commenced 5/2/2011)

   MSF Western Asset Management            2012        7,311,254       1.25 - 1.38         9,379,245
      U.S. Government Subaccount           2011       12,470,053       1.22 - 1.33        15,690,167
                                           2010       20,275,337       1.17 - 1.27        24,440,810
                                           2009       22,260,823       1.12 - 1.20        25,592,881
                                           2008       24,981,019       1.09 - 1.16        27,772,637

                                                            FOR THE YEAR ENDED DECEMBER 31
                                                 ------------------------------------------------------
                                                                     EXPENSE(2)           TOTAL(3)
                                                 INVESTMENT(1)          RATIO              RETURN
                                                    INCOME            LOWEST TO           LOWEST TO
                                                   RATIO (%)         HIGHEST (%)         HIGHEST (%)
                                                 -------------   -----------------   ------------------
   MSF Oppenheimer Global                  2012        1.40         0.25 - 1.50           19.36 - 20.87
      Equity Subaccount                    2011        1.84         0.45 - 1.50         (9.77) - (8.82)
      (Commenced 4/28/2008)                2010        1.38         0.45 - 1.50           14.19 - 15.44
                                           2009        0.88         0.45 - 1.50           37.71 - 39.11
                                           2008          --         0.45 - 1.50       (38.11) - (37.67)

   MSF Russell 2000 Index                  2012        2.08         0.80 - 1.50           14.61 - 15.42
      Subaccount                           2011        1.18         0.80 - 1.50         (5.51) - (4.84)
                                           2010        1.11         0.80 - 1.50           24.98 - 25.88
                                           2009        2.05         0.80 - 1.50           24.24 - 24.94
                                           2008        1.33         0.80 - 1.50       (34.46) - (33.97)

   MSF T. Rowe Price Large Cap             2012          --         0.25 - 1.50           16.90 - 18.38
      Growth Subaccount                    2011          --         0.25 - 1.50         (2.82) - (1.59)
                                           2010        0.07         0.25 - 1.50           15.01 - 16.51
                                           2009        0.33         0.25 - 1.50           40.94 - 42.71
                                           2008        0.31         0.15 - 1.50       (42.87) - (42.09)

   MSF T. Rowe Price Small Cap             2012          --         0.25 - 1.50           14.17 - 15.62
      Growth Subaccount                    2011          --         0.25 - 1.50           (0.07) - 1.15
      (Commenced 4/28/2008)                2010          --         0.25 - 1.50           32.76 - 34.40
                                           2009        0.06         0.35 - 1.50           36.58 - 38.12
                                           2008          --         0.15 - 1.50       (34.23) - (33.76)

   MSF Western Asset                       2012        5.36         0.80 - 1.50            9.63 - 10.40
      Management Strategic                 2011          --         0.85 - 1.50             1.42 - 1.87
      Bond Opportunities
      Subaccount
      (Commenced 5/2/2011)

   MSF Western Asset Management            2012        2.27         0.20 - 1.35             1.98 - 3.16
      U.S. Government Subaccount           2011        1.60         0.20 - 1.35             4.09 - 5.29
                                           2010        2.67         0.20 - 1.35             4.45 - 5.58
                                           2009        4.73         0.20 - 1.35             2.93 - 4.08
                                           2008        4.45         0.00 - 1.35         (1.71) - (0.43)

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying fund or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, if any, within the underlying fund or portfolio of the Trusts which may have unique investment income ratios. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Subaccount invests.

 2 These amounts represent annualized contract expenses of the applicable
   Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

This page is intentionally left blank.

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                    Page
                                                                                                   Number
                                                                                                   ------
Report of Independent Registered Public Accounting Firm...........................................   F-2
Financial Statements at December 31, 2012 and 2011 and for the Years Ended December 31, 2012,
  2011, and 2010:
 Consolidated Balance Sheets......................................................................   F-3
 Consolidated Statements of Operations............................................................   F-4
 Consolidated Statements of Comprehensive Income..................................................   F-5
 Consolidated Statements of Stockholders' Equity..................................................   F-6
 Consolidated Statements of Cash Flows............................................................   F-7
Notes to the Consolidated Financial Statements....................................................   F-9
 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies.........   F-9
 Note 2 -- Segment Information....................................................................  F-26
 Note 3 -- Dispositions...........................................................................  F-31
 Note 4 -- Insurance..............................................................................  F-32
 Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related
   Intangibles....................................................................................  F-38
 Note 6 -- Reinsurance............................................................................  F-42
 Note 7 -- Investments............................................................................  F-48
 Note 8 -- Derivatives............................................................................  F-70
 Note 9 -- Fair Value.............................................................................  F-82
 Note 10 -- Goodwill.............................................................................. F-107
 Note 11 -- Debt.................................................................................. F-109
 Note 12 -- Equity................................................................................ F-109
 Note 13 -- Other Expenses........................................................................ F-113
 Note 14 -- Income Tax............................................................................ F-114
 Note 15 -- Contingencies, Commitments and Guarantees............................................. F-117
 Note 16 -- Related Party Transactions............................................................ F-122
Financial Statement Schedules at December 31, 2012 and 2011 and for the Years Ended December 31,
  2012, 2011, and 2010:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related
   Parties........................................................................................ F-123
 Schedule II -- Condensed Financial Information (Parent Company Only)............................. F-124
 Schedule III -- Consolidated Supplementary Insurance Information................................. F-128
 Schedule IV -- Consolidated Reinsurance.......................................................... F-130

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2012. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 22, 2013

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2012 and 2011

                (In millions, except share and per share data)

                                                                                                                     2012
                                                                                                                  ----------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,005 and $44,215,
 respectively)................................................................................................... $   50,968
Equity securities available-for-sale, at estimated fair value (cost: $311 and $295, respectively)................        317
Fair value option securities, at estimated fair value............................................................          9
Mortgage loans (net of valuation allowances of $35 and $61, respectively; includes $2,666 and $3,138,
 respectively, at estimated fair value, relating to variable interest entities)..................................      9,157
Policy loans.....................................................................................................      1,216
Real estate and real estate joint ventures.......................................................................        708
Other limited partnership interests..............................................................................      1,848
Short-term investments, principally at estimated fair value......................................................      2,576
Other invested assets, principally at estimated fair value.......................................................      2,961
                                                                                                                  ----------
  Total investments..............................................................................................     69,760
Cash and cash equivalents, principally at estimated fair value...................................................        895
Accrued investment income (includes $13 and $14, respectively, relating to variable interest entities)...........        575
Premiums, reinsurance and other receivables......................................................................     22,143
Deferred policy acquisition costs and value of business acquired.................................................      3,793
Current income tax recoverable...................................................................................        135
Goodwill.........................................................................................................        559
Other assets.....................................................................................................        822
Separate account assets..........................................................................................     86,114
                                                                                                                  ----------
  Total assets................................................................................................... $  184,796
                                                                                                                  ==========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits........................................................................................... $   27,585
Policyholder account balances....................................................................................     36,976
Other policy-related balances....................................................................................      3,138
Payables for collateral under securities loaned and other transactions...........................................      8,399
Long-term debt (includes $2,559 and $3,065, respectively, at estimated fair value, relating to variable interest
 entities).......................................................................................................      3,350
Deferred income tax liability....................................................................................      1,938
Other liabilities (includes $13 and $14, respectively, relating to variable interest entities)...................      6,547
Separate account liabilities.....................................................................................     86,114
                                                                                                                  ----------
  Total liabilities..............................................................................................    174,047
                                                                                                                  ----------
Contingencies, Commitments and Guarantees (Note 15)
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2012 and 2011.......................................................................         86
Additional paid-in capital.......................................................................................      6,718
Retained earnings................................................................................................      1,545
Accumulated other comprehensive income (loss)....................................................................      2,400
                                                                                                                  ----------
  Total stockholders' equity.....................................................................................     10,749
                                                                                                                  ----------
  Total liabilities and stockholders' equity..................................................................... $  184,796
                                                                                                                  ==========

                                                                                                                     2011
                                                                                                                  ----------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,005 and $44,215,
 respectively)................................................................................................... $   47,781
Equity securities available-for-sale, at estimated fair value (cost: $311 and $295, respectively)................        252
Fair value option securities, at estimated fair value............................................................      3,665
Mortgage loans (net of valuation allowances of $35 and $61, respectively; includes $2,666 and $3,138,
 respectively, at estimated fair value, relating to variable interest entities)..................................      9,800
Policy loans.....................................................................................................      1,203
Real estate and real estate joint ventures.......................................................................        503
Other limited partnership interests..............................................................................      1,696
Short-term investments, principally at estimated fair value......................................................      2,578
Other invested assets, principally at estimated fair value.......................................................      3,354
                                                                                                                  ----------
  Total investments..............................................................................................     70,832
Cash and cash equivalents, principally at estimated fair value...................................................        745
Accrued investment income (includes $13 and $14, respectively, relating to variable interest entities)...........        568
Premiums, reinsurance and other receivables......................................................................     20,223
Deferred policy acquisition costs and value of business acquired.................................................      4,188
Current income tax recoverable...................................................................................        140
Goodwill.........................................................................................................        953
Other assets.....................................................................................................        856
Separate account assets..........................................................................................     72,559
                                                                                                                  ----------
  Total assets................................................................................................... $  171,064
                                                                                                                  ==========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits........................................................................................... $   25,483
Policyholder account balances....................................................................................     42,075
Other policy-related balances....................................................................................      2,989
Payables for collateral under securities loaned and other transactions...........................................      8,079
Long-term debt (includes $2,559 and $3,065, respectively, at estimated fair value, relating to variable interest
 entities).......................................................................................................      3,857
Deferred income tax liability....................................................................................        935
Other liabilities (includes $13 and $14, respectively, relating to variable interest entities)...................      5,384
Separate account liabilities.....................................................................................     72,559
                                                                                                                  ----------
  Total liabilities..............................................................................................    161,361
                                                                                                                  ----------
Contingencies, Commitments and Guarantees (Note 15)
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2012 and 2011.......................................................................         86
Additional paid-in capital.......................................................................................      6,673
Retained earnings................................................................................................      1,173
Accumulated other comprehensive income (loss)....................................................................      1,771
                                                                                                                  ----------
  Total stockholders' equity.....................................................................................      9,703
                                                                                                                  ----------
  Total liabilities and stockholders' equity..................................................................... $  171,064
                                                                                                                  ==========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                               2012       2011       2010
                                                                            ---------- ---------- ----------
Revenues
Premiums................................................................... $    1,261 $    1,828 $    1,067
Universal life and investment-type product policy fees.....................      2,261      1,956      1,639
Net investment income......................................................      2,952      3,074      3,153
Other revenues.............................................................        511        508        503
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.............       (52)       (42)      (103)
 Other-than-temporary impairments on fixed maturity securities transferred
   to other comprehensive income (loss)....................................          3        (5)         53
 Other net investment gains (losses).......................................        201         82        200
                                                                            ---------- ---------- ----------
   Total net investment gains (losses).....................................        152         35        150
 Net derivative gains (losses).............................................        980      1,119         58
                                                                            ---------- ---------- ----------
   Total revenues..........................................................      8,117      8,520      6,570
                                                                            ---------- ---------- ----------
Expenses
Policyholder benefits and claims...........................................      2,395      2,660      1,905
Interest credited to policyholder account balances.........................      1,147      1,189      1,271
Goodwill impairment........................................................        394         --         --
Other expenses.............................................................      2,575      2,915      2,372
                                                                            ---------- ---------- ----------
   Total expenses..........................................................      6,511      6,764      5,548
                                                                            ---------- ---------- ----------
Income (loss) from continuing operations before provision for income tax...      1,606      1,756      1,022
Provision for income tax expense (benefit).................................        391        523        303
                                                                            ---------- ---------- ----------
Income (loss) from continuing operations, net of income tax................      1,215      1,233        719
Income (loss) from discontinued operations, net of income tax..............          8         --         --
                                                                            ---------- ---------- ----------
Net income (loss).......................................................... $    1,223 $    1,233 $      719
                                                                            ========== ========== ==========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Comprehensive Income
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                       2012        2011        2010
                                                                    ----------  ----------  ----------

Net income (loss).................................................. $    1,223  $    1,233  $      719
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets......        850       2,074       1,619
 Unrealized gains (losses) on derivatives..........................          4         347        (107)
 Foreign currency translation adjustments..........................         88         (16)        (17)
                                                                    ----------  ----------  ----------
 Other comprehensive income (loss), before income tax..............        942       2,405       1,495
 Income tax (expense) benefit related to items of other
   comprehensive income (loss).....................................       (313)       (851)       (523)
                                                                    ----------  ----------  ----------
 Other comprehensive income (loss), net of income tax..............        629       1,554         972
                                                                    ----------  ----------  ----------
Comprehensive income (loss) excluding cumulative effect of change
  in accounting principle..........................................      1,852       2,787       1,691
Cumulative effect of change in accounting principle, net of income
  tax..............................................................         --          --          34
                                                                    ----------  ----------  ----------
Comprehensive income (loss)........................................ $    1,852  $    2,787  $    1,725
                                                                    ==========  ==========  ==========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholders' Equity
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                  Accumulated Other Comprehensive Income (Loss)
                                                                  --------------------------------------------
                                                                       Net                          Foreign
                                             Additional             Unrealized      Other-Than-    Currency         Total
                                      Common  Paid-in   Retained    Investment       Temporary    Translation   Stockholders'
                                      Stock   Capital   Earnings  Gains (Losses)    Impairments   Adjustments      Equity
                                      ------ ---------- --------  --------------    -----------   -----------   -------------
Balance at December 31, 2009......... $  86   $  6,719  $    102     $   (597)        $  (83)       $ (109)       $   6,118
Cumulative effect of change in
 accounting principle, net of income
 tax (Note 1)........................                        (34)          23             11                             --
                                      -----   --------  --------     --------         ------        ------        ---------
Balance at January 1, 2010...........    86      6,719        68         (574)           (72)         (109)           6,118
Dividend paid to MetLife.............                       (330)                                                      (330)
Net income (loss)....................                        719                                                        719
Other comprehensive income (loss),
 net of income tax...................                                     967             21           (16)             972
                                      -----   --------  --------     --------         ------        ------        ---------
Balance at December 31, 2010.........    86      6,719       457          393            (51)         (125)           7,479
Dividend paid to MetLife.............                       (517)                                                      (517)
Capital contribution.................                1                                                                    1
Return of capital (Note 12)..........              (47)                                                                 (47)
Net income (loss)....................                      1,233                                                      1,233
Other comprehensive income (loss),
 net of income tax...................                                   1,591            (23)          (14)           1,554
                                      -----   --------  --------     --------         ------        ------        ---------
Balance at December 31, 2011.........    86      6,673     1,173        1,984            (74)         (139)           9,703
Dividend of subsidiary (Note 3)......                       (347)                                                      (347)
Dividend paid to MetLife.............                       (504)                                                      (504)
Capital contribution.................               45                                                                   45
Net income (loss)....................                      1,223                                                      1,223
Other comprehensive income (loss),
 net of income tax (1)...............                                     503             36            90              629
                                      -----   --------  --------     --------         ------        ------        ---------
Balance at December 31, 2012......... $  86   $  6,718  $  1,545     $  2,487         $  (38)       $  (49)       $  10,749
                                      =====   ========  ========     ========         ======        ======        =========

--------

(1)Includes amounts related to dividend of subsidiary. See Notes 3 and 12.

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                                              2012       2011       2010
                                                                                           ---------  ---------  ----------
Cash flows from operating activities
Net income (loss)......................................................................... $   1,223  $   1,233  $      719
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
 Depreciation and amortization expenses...................................................        31         37          41
 Amortization of premiums and accretion of discounts associated with investments, net.....      (168)      (152)       (259)
 (Gains) losses on investments and derivatives and from sales of businesses, net..........    (1,020)    (1,183)       (300)
 (Income) loss from equity method investments, net of dividends or distributions..........       (42)       (23)        (39)
 Interest credited to policyholder account balances.......................................     1,147      1,189       1,271
 Universal life and investment-type product policy fees...................................    (2,261)    (1,956)     (1,639)
 Goodwill impairment......................................................................       394         --          --
 Change in fair value option securities...................................................      (602)    (1,483)     (1,199)
 Change in accrued investment income......................................................        66         51          31
 Change in premiums, reinsurance and other receivables....................................    (1,229)    (1,288)     (3,284)
 Change in deferred policy acquisition costs and value of business acquired, net..........        69       (187)        (87)
 Change in income tax.....................................................................       649        567         191
 Change in other assets...................................................................     1,503      1,386       1,041
 Change in insurance-related liabilities and policy-related balances......................     1,865      2,307       1,952
 Change in other liabilities..............................................................       804        406       2,072
 Other, net...............................................................................        53         30           3
                                                                                           ---------  ---------  ----------
Net cash provided by operating activities.................................................     2,482        934         514
                                                                                           ---------  ---------  ----------
Cash flows from investing activities
 Sales, maturities and repayments of:
  Fixed maturity securities...............................................................    14,394     17,348      17,748
  Equity securities.......................................................................        50        168         131
  Mortgage loans..........................................................................     1,447        993         964
  Real estate and real estate joint ventures..............................................        72         26          18
  Other limited partnership interests.....................................................       223        256         123
 Purchases of:
  Fixed maturity securities...............................................................   (15,706)   (17,439)    (19,342)
  Equity securities.......................................................................       (58)       (27)        (39)
  Mortgage loans..........................................................................      (807)    (1,357)     (1,468)
  Real estate and real estate joint ventures..............................................      (225)       (72)       (117)
  Other limited partnership interests.....................................................      (341)      (378)       (363)
  Cash received in connection with freestanding derivatives...............................       414        397          97
  Cash paid in connection with freestanding derivatives...................................      (335)      (478)       (155)
  Dividend of subsidiary..................................................................       (53)        --          --
  Issuances of loans to affiliates........................................................        --       (430)         --
  Net change in policy loans..............................................................       (13)       (13)         (1)
  Net change in short-term investments....................................................      (155)    (1,347)        554
  Net change in other invested assets.....................................................       (54)       (12)       (190)
  Other, net..............................................................................        --          1          --
                                                                                           ---------  ---------  ----------
Net cash used in investing activities.....................................................    (1,147)    (2,364)    (2,040)
                                                                                           ---------  ---------  ----------
Cash flows from financing activities
 Policyholder account balances:
  Deposits................................................................................    14,785     20,496      24,910
  Withdrawals.............................................................................   (15,493)   (19,404)    (23,700)
 Net change in payables for collateral under securities loaned and other transactions.....       320        (24)        934
 Long-term debt repaid....................................................................      (482)      (385)       (878)
 Financing element on certain derivative instruments......................................       180        129         (44)
 Return of capital........................................................................        --        (47)         --
 Dividends on common stock................................................................      (504)      (517)       (330)
                                                                                           ---------  ---------  ----------
Net cash (used in) provided by financing activities.......................................    (1,194)       248         892
                                                                                           ---------  ---------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.         9         (1)        (12)
                                                                                           ---------  ---------  ----------
Change in cash and cash equivalents.......................................................       150     (1,183)       (646)
Cash and cash equivalents, beginning of year..............................................       745      1,928       2,574
                                                                                           ---------  ---------  ----------
Cash and cash equivalents, end of year.................................................... $     895  $     745  $    1,928
                                                                                           =========  =========  ==========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                                   2012       2011      2010
                                                                               -----------  --------  --------
Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
  Interest.................................................................... $       232  $    406  $    479
                                                                               ===========  ========  ========
  Income tax.................................................................. $      (226) $    (47) $    122
                                                                               ===========  ========  ========
  Non-cash transactions:
  Disposal of subsidiary: (1)
   Assets disposed............................................................ $     4,857  $     --  $     --
   Liabilities disposed.......................................................      (4,567)       --        --
                                                                               -----------  --------  --------
   Net assets disposed........................................................         290        --        --
   Cash disposed..............................................................         (53)       --        --
   Dividend of interests in subsidiary........................................        (237)       --        --
                                                                               -----------  --------  --------
   (Gain) loss on dividend of interests in subsidiary......................... $        --  $     --  $     --
                                                                               ===========  ========  ========
  Capital contribution from MetLife, Inc...................................... $        45  $     --  $     --
                                                                               ===========  ========  ========
  Real estate and real estate joint ventures acquired in satisfaction of debt. $        50  $      5  $     28
                                                                               ===========  ========  ========
  Long-term debt issued in exchange for certain other invested assets......... $        --  $     --  $     45
                                                                               ===========  ========  ========

--------

(1) See Note 3.

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

  The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

  The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. In order to qualify for a discontinued operation, the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company, and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

 Separate Accounts

  Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .  such separate accounts are legally recognized;

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
  . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

  The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments that are directed by contractholders but do not meet one or more of the other above criteria are included in fair value option ("FVO") securities.

  The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the consolidated statements of operations.

 Reclassifications

  Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

----------------------------------------------------------------------------------------------------------
 Accounting Policy                                                                                    Note
----------------------------------------------------------------------------------------------------------
 Insurance                                                                                               4
----------------------------------------------------------------------------------------------------------
 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles      5
----------------------------------------------------------------------------------------------------------
 Reinsurance                                                                                             6
----------------------------------------------------------------------------------------------------------
 Investments                                                                                             7
----------------------------------------------------------------------------------------------------------
 Derivatives                                                                                             8
----------------------------------------------------------------------------------------------------------
 Fair Value                                                                                              9
----------------------------------------------------------------------------------------------------------
 Goodwill                                                                                               10
----------------------------------------------------------------------------------------------------------
 Income Tax                                                                                             14
----------------------------------------------------------------------------------------------------------
 Litigation Contingencies                                                                               15
----------------------------------------------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

 The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

  Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

  The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

  Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

  The Company issues directly and assumes through reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

  Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

  Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Other Policy-Related Balances

 Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

 The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

 The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

 The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

 Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

 Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

 Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

 Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

  All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

  Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

  DAC and VOBA are amortized as follows:

---------------------------------------------------------------------------------------------------------------------
 Products:                                                In proportion to the following over estimated lives of the contracts:
---------------------------------------------------------------------------------------------------------------------
 Non-participating and non-dividend-paying traditional    Historic actual and expected future gross premiums.
   contracts (primarily term insurance)
---------------------------------------------------------------------------------------------------------------------
 Participating, dividend-paying traditional contracts     Actual and expected future gross margins.
---------------------------------------------------------------------------------------------------------------------
 Fixed and variable universal life contracts              Actual and expected future gross profits.
 Fixed and variable deferred annuity contracts
---------------------------------------------------------------------------------------------------------------------

  See Note 5 for additional information on DAC and VOBA amortization.

  The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

  The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

  Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

  For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

  Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

  Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

  The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

  Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

  If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

Investments

  Net Investment Income

    Income on investments is reported within net investment income, unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value and an analysis of the gross unrealized losses by severity and/or age. The analysis of gross unrealized losses is described further in Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI. Adjustments are not made for subsequent recoveries in value.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value with a corresponding charge to earnings.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Fair Value Option Securities

    FVO securities are stated at estimated fair value and include investments for which the FVO has been elected ("FVO Securities"). FVO Securities include:

  . fixed maturity securities held-for-investment by the general account to support asset and liability matching strategies for certain insurance products; and
  . contractholder-directed investments supporting unit-linked variable annuity type liabilities which do not qualify for presentation and reporting as separate account summary total assets and liabilities. These investments are primarily mutual funds. The investment returns on these investments inure to contractholders and are offset by a corresponding change in PABs through interest credited to policyholder account balances.

    Changes in estimated fair value of these securities subsequent to purchase are included in net investment income.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting and valuation allowance policies that are applicable to all portfolio segments are presented below and policies related to each of the portfolio segments are included in Note 7.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest is accrued on the principal amount of the loan based on the loan's contractual interest rate, while amortization of premiums and discounts is recognized using the effective yield method. Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the FVO was elected. These loans are stated at estimated fair value with changes in estimated fair value subsequent to consolidation recognized in net investment gains (losses).

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income associated with such real estate is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held for sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

    Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor ownership interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling financial interest. Equity method investment income is recognized as earned by the investee. The Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the joint venture's or the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards. The Company recognizes distributions on cost method investments as earned or received.

    In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates these investments for impairments. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for OTTI when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is other-than-temporarily impaired. When an OTTI has occurred, the impairment loss is recorded within net investment gains (losses).

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

  . Leveraged leases are recorded net of non-recourse debt. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
  . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
  . Tax credit partnerships derive their primary source of investment return in the form of income tax credits. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
  . Joint venture investments that engage in insurance underwriting activities are accounted for under the equity method.

  Securities Lending Program

  Securities lending transactions, whereby blocks of securities, which are included in fixed maturity securities, equity securities, and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks, and are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

  Freestanding derivatives are carried in the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

  Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

  If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

----------------------------------------------------------------------------------------------------
Statement of Operations Presentation:.   Derivative:
----------------------------------------------------------------------------------------------------
Policyholder benefits and claims       Economic hedges of variable annuity guarantees included in future policy benefits
----------------------------------------------------------------------------------------------------
Net investment income                  Economic hedges of equity method investments in joint
                                         ventures
----------------------------------------------------------------------------------------------------

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Hedge Accounting

  To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

  . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
  . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

  The change in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

  In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

  The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

  When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

  When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

  In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

  The Company sells variable annuities and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

..  the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
..  the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and .. a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

  Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

  Certain assets and liabilities are measured at estimated fair value in the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

  Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Goodwill

  Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

  The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

  On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

 Employee Benefit Plans

  Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

  The Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of MetLife Insurance Company of Connecticut. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns.

  The Company's accounting for income taxes represents management's best estimate of various events and transactions.

  Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

  The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

  The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

  The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

  The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

  The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Property, Equipment, Leasehold Improvements and Computer Software

  Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2012 and 2011.

  Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $185 million and $153 million at December 31, 2012 and 2011, respectively. Accumulated amortization of capitalized software was $92 million and $83 million at December 31, 2012 and 2011, respectively. Related amortization expense was $10 million, $17 million and $25 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  Other Revenues

  Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Foreign Currency

  Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred. The cumulative effect adjustment of adopting the guidance on accounting for DAC was a decrease in total equity of $443 million, net of income tax, as of January 1, 2010, which is reflected in the opening balance of equity in the consolidated statement of stockholders' equity.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholders' equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. In 2012, the Company proceeded to Step 1 of the two-step impairment analysis for all of the Company's reporting units. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's consolidated financial statements other than the expanded disclosures in Note 9.

  Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The revised consolidation guidance changed the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the qualitative VIE consolidation model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could potentially be significant to the VIE is considered to be the primary beneficiary. The guidance requires a continuous reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

  As a result of the adoption of the amended VIE consolidation guidance, the Company consolidated certain former QSPEs that were previously accounted for as fixed maturity commercial mortgage-backed securities ("CMBS"). The Company also elected FVO for all of the consolidated assets and liabilities of these entities. Upon consolidation, the Company recorded $6.8 billion of commercial mortgage loans and $6.7 billion of long-term debt based on estimated fair values at January 1, 2010 and de-recognized $52 million in fixed maturity securities. The consolidation also resulted in a decrease in retained earnings of $34 million, net of income tax, and an increase in accumulated other comprehensive income (loss) ("AOCI") of $34 million, net of income tax, at January 1, 2010. For the year ended December 31, 2010, the Company recorded $411 million of net investment income on the consolidated assets, $402 million of interest expense in other expenses on the related long-term debt, and $24 million in net investment gains (losses) to remeasure the assets and liabilities at their estimated fair values.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Future Adoption of New Accounting Pronouncements

  In March 2013, the FASB issued new guidance regarding foreign currency (Accounting Standards Update ("ASU") 2013-05, Foreign Currency Matters (Topic
830): Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity), effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The amendments require an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to apply the guidance in Subtopic 830-30, Foreign Currency Matters -- Translation of Financial Statements, to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in section 830-30-40, Derecognition, still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligations. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2013, the FASB issued new guidance regarding comprehensive income (ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income), effective prospectively for fiscal years beginning after December 15, 2012. The amendments require an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2013, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01")), effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The amendments in ASU 2013-01 clarify that the scope of ASU 2011-11 (as defined below), applies to derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11")), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance will be applied retrospectively for all comparative periods presented. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of the guidance is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS. The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other As anticipated, in the third quarter of 2012, MetLife and the Company continued to realign certain products and businesses among its existing segments, as well as Corporate & Other. Prior period results have been revised in connection with this change, which did not have a significant impact on the segment and Corporate & Other results.

 Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two businesses:
Annuities and Life & Other. Annuities includes a variety of variable and fixed annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

 Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes certain products to fund company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

 Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for GAAP income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues excludes net investment gains (losses) and net derivative gains (losses). Operating expenses excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

.. Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

.. Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments but do not qualify for hedge accounting treatment,
   (ii) includes income from discontinued real estate operations,
   (iii) excludes certain amounts related to contractholder-directed unit-linked investments, and (iv) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

.. Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIB ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

.. Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

.. Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

.. Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

.. Other expenses excludes costs related to implementation of new insurance regulatory requirements and acquisition and integration costs.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2012, 2011 and 2010 and at December 31, 2012 and 2011. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

  MetLife's economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income (loss) from continuing operations, net of income tax.

                                                         Operating Earnings
                                            --------------------------------------------
                                                        Corporate
                                                         Benefit   Corporate                                 Total
Year Ended December 31, 2012                  Retail     Funding    & Other      Total     Adjustments    Consolidated
------------------------------------------- ----------  ---------  ---------  ----------  ------------    ------------
                                                                          (In millions)
Revenues
Premiums................................... $      498  $     629  $     134  $    1,261  $         --    $      1,261
Universal life and investment-type product
 policy fees...............................      2,081         29         14       2,124           137           2,261
Net investment income......................      1,525      1,167        185       2,877            75           2,952
Other revenues.............................        505          6         --         511            --             511
Net investment gains (losses)..............         --         --         --          --           152             152
Net derivative gains (losses)..............         --         --         --          --           980             980
                                            ----------  ---------  ---------  ----------  ------------    ------------
  Total revenues...........................      4,609      1,831        333       6,773         1,344           8,117
                                            ----------  ---------  ---------  ----------  ------------    ------------
Expenses
Policyholder benefits and claims...........        741      1,161        128       2,030           365           2,395
Interest credited to policy holder account
 balances..................................        943        162         --       1,105            42           1,147
Goodwill impairment........................         --         --         --          --           394             394
Capitalization of DAC......................       (834)        (5)       (33)       (872)           --            (872)
Amortization of DAC and VOBA...............        570         10          2         582           359             941
Interest expense on debt...................         --         --         68          68           163             231
Other expenses.............................      2,164         39         66       2,269             6           2,275
                                            ----------  ---------  ---------  ----------  ------------    ------------
  Total expenses...........................      3,584      1,367        231       5,182         1,329           6,511
                                            ----------  ---------  ---------  ----------  ------------    ------------
Provision for income tax expense (benefit).        359        162        (30)        491          (100)            391
                                            ----------  ---------  ---------  ----------                  ------------
Operating earnings......................... $      666  $     302  $     132       1,100
                                            ==========  =========  =========
Adjustments to:
  Total revenues...........................................................        1,344
  Total expenses...........................................................       (1,329)
  Provision for income tax (expense) benefit...............................          100
                                                                              ----------
Income (loss) from continuing operations, net of income tax.................. $    1,215                  $      1,215
                                                                              ==========                  ============

                                                        Corporate
                                                         Benefit   Corporate
At December 31, 2012:                         Retail     Funding    & Other      Total
------------------------------------------- ----------  ---------  ---------  ----------
                                                            (In millions)
Total assets............................... $  136,333  $  33,140  $  15,323  $  184,796
Separate account assets.................... $   84,106  $   2,008  $      --  $   86,114
Separate account liabilities............... $   84,106  $   2,008  $      --  $   86,114

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                     Operating Earnings
                                    ---------------------------------------------------
                                                  Corporate
                                                   Benefit      Corporate &                             Total
Year Ended December 31, 2011          Retail       Funding         Other        Total    Adjustments Consolidated
----------------------------------- ----------  -------------  ------------  ----------  ----------- ------------
                                                                    (In millions)
Revenues
Premiums........................... $      710  $       1,071  $         47  $    1,828  $        -- $      1,828
Universal life and investment-type
 product policy fees...............      1,764             34            36       1,834          122        1,956
Net investment income..............      1,423          1,175           181       2,779          295        3,074
Other revenues.....................        502              5             1         508           --          508
Net investment gains (losses)......         --             --            --          --           35           35
Net derivative gains (losses)......         --             --            --          --        1,119        1,119
                                    ----------  -------------  ------------  ----------  ----------- ------------
  Total revenues...................      4,399          2,285           265       6,949        1,571        8,520
                                    ----------  -------------  ------------  ----------  ----------- ------------
Expenses
Policyholder benefits and claims...        896          1,598            46       2,540          120        2,660
Interest credited to policy holder
 account balances..................        988            180            --       1,168           21        1,189
Goodwill impairment................         --             --            --          --           --           --
Capitalization of DAC..............     (1,278)            (7)          (57)     (1,342)          --       (1,342)
Amortization of DAC and VOBA.......        788              4             6         798          358        1,156
Interest expense on debt...........         --             --            67          67          322          389
Other expenses.....................      2,483             42           163       2,688           24        2,712
                                    ----------  -------------  ------------  ----------  ----------- ------------
  Total expenses...................      3,877          1,817           225       5,919          845        6,764
                                    ----------  -------------  ------------  ----------  ----------- ------------
Provision for income tax expense
 (benefit).........................        183            164           (70)        277          246          523
                                    ----------  -------------  ------------  ----------              ------------
Operating earnings................. $      339  $         304  $        110         753
                                    ==========  =============  ============
Adjustments to:
  Total revenues..........................................................        1,571
  Total expenses..........................................................         (845)
  Provision for income tax (expense) benefit..............................         (246)
                                                                             ----------
Income (loss) from continuing operations, net of income tax................. $    1,233              $      1,233
                                                                             ==========              ============

                                                   Corporate
                                                   Benefit        Corporate
At December 31, 2011:                 Retail       Funding        & Other       Total
----------------------------------- ----------  -------------  ------------  ----------
                                                       (In millions)
Total assets....................... $  120,810  $      30,836  $     19,418  $  171,064
Separate account assets............ $   70,679  $       1,880  $         --  $   72,559
Separate account liabilities....... $   70,679  $       1,880  $         --  $   72,559

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                             Operating Earnings
                                                   --------------------------------------
                                                              Corporate
                                                              Benefit   Corporate                         Total
Year Ended December 31, 2010                        Retail    Funding    & Other   Total   Adjustments Consolidated
-------------------------------------------------- -------  ----------- --------- -------  ----------- ------------
                                                                            (In millions)
Revenues
Premiums.......................................... $   424    $   643    $   --   $ 1,067   $     --    $   1,067
Universal life and investment-type product policy
 fees.............................................   1,509         29        15     1,553         86        1,639
Net investment income.............................   1,425      1,102       203     2,730        423        3,153
Other revenues....................................     454          6        43       503         --          503
Net investment gains (losses).....................      --         --        --        --        150          150
Net derivative gains (losses).....................      --         --        --        --         58           58
                                                   -------    -------    ------   -------   --------    ---------
  Total revenues..................................   3,812      1,780       261     5,853        717        6,570
                                                   -------    -------    ------   -------   --------    ---------
Expenses
Policyholder benefits and claims..................     671      1,159        --     1,830         75        1,905
Interest credited to policyholder account
 balances.........................................     954        193        96     1,243         28        1,271
Goodwill impairment...............................      --         --        --        --         --           --
Capitalization of DAC.............................    (800)        (4)      (54)     (858)        --         (858)
Amortization of DAC and VOBA......................     686          2        10       698         72          770
Interest expense on debt..........................      --         --        70        70        402          472
Other expenses....................................   1,829         36       123     1,988         --        1,988
                                                   -------    -------    ------   -------   --------    ---------
  Total expenses..................................   3,340      1,386       245     4,971        577        5,548
                                                   -------    -------    ------   -------   --------    ---------
Provision for income tax expense
 (benefit)........................................     165        139      (50)       254         49          303
                                                   -------    -------    ------   -------               ---------
Operating earnings................................ $   307    $   255    $   66       628
                                                   =======    =======    ======
Adjustments to:
  Total revenues...............................................................       717
  Total expenses...............................................................      (577)
  Provision for income tax (expense) benefit...................................       (49)
                                                                                  -------
Income (loss) from continuing operations, net of income tax...................... $   719               $     719
                                                                                  =======               =========

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                          --------------------------
                                            2012     2011     2010
           -                              -------- -------- --------
                                                (In millions)
           Life insurance (1)............ $  4,026 $  4,285 $  3,160
           Accident and health insurance.        7        7        7
           Non-insurance.................       --       --       42
                                          -------- -------- --------
            Total........................ $  4,033 $  4,292 $  3,209
                                          ======== ======== ========

--------
(1)Includes annuities and corporate benefit funding products.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2012, 2011and 2010.

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations:

                                    Years Ended December 31,
                                   --------------------------
                                     2012     2011     2010
                  -                -------- -------- --------
                                         (In millions)
                  U.S............. $  3,329 $  3,222 $  2,631
                  Foreign:
                   United Kingdom.      556      986      562
                   Other..........      148       84       16
                                   -------- -------- --------
                     Total........ $  4,033 $  4,292 $  3,209
                                   ======== ======== ========

3. Dispositions

Disposition

  During June 2012, the Company distributed all of the issued and outstanding shares of common stock of its wholly-owned subsidiary, MetLife Europe Limited ("MetLife Europe") to its stockholders as an in-kind dividend. The net book value of MetLife Europe at the time of the dividend was $290 million which was recorded as a dividend of retained earnings of $347 million and an increase to OCI of $57 million, net of income tax. As of the date of dividend, the Company no longer consolidates the assets, liabilities and operations of MetLife Europe. The net income of MetLife Europe was not material to the Company for the periods prior to the dividend. The results of MetLife Europe were reported in Corporate & Other. See Note 2 for a discussion of Corporate & Other.

Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                                  Year Ended
                                                               December 31, 2012
                                                               -----------------
                                                                 (In millions)
Total revenues................................................   $          12
Total expenses................................................              --
                                                                 -------------
Income (loss) before provision for income tax.................              12
Provision for income tax expense (benefit)....................               4
                                                                 -------------
Income (loss) from discontinued operations, net of income tax.   $           8
                                                                 =============

  There was no income (loss) from discontinued operations, net of income tax, for both of the years ended December 31, 2011 and 2010.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


4. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                          -----------------------
                                             2012        2011
                                          ----------- -----------
                                               (In millions)
               Retail.................... $    37,644 $    37,916
               Corporate Benefit Funding.      23,766      22,417
               Corporate & Other.........       6,289      10,214
                                          ----------- -----------
                Total.................... $    67,699 $    70,547
                                          =========== ===========

  See Note 2 for information on the continued realignment of certain products and businesses among the Company's existing segments, as well as Corporate & Other, during the third quarter of 2012, which was retrospectively applied. See
Note 3 for information on the disposition of a subsidiary that had been reported in Corporate & Other. See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

  Future policy benefits are measured as follows:

      Product Type:                Measurement Assumptions:
      -------------------------------------------------------------------
      Participating life           Aggregate of net level premium
                                   reserves for death and endowment
                                   policy benefits (calculated based
                                   upon the non-forfeiture interest rate
                                   of 4%, and mortality rates guaranteed
                                   in calculating the cash surrender
                                   values described in such contracts).
      -------------------------------------------------------------------
      Non-participating life       Aggregate of the present value of
                                   expected future benefit payments and
                                   related expenses less the present
                                   value of expected future net
                                   premiums. Assumptions as to mortality
                                   and persistency are based upon the
                                   Company's experience when the basis
                                   of the liability is established.
                                   Interest rate assumptions for the
                                   aggregate future policy benefit
                                   liabilities range from 2% to 7%.
      -------------------------------------------------------------------
      Individual and group         Present value of expected future
      traditional fixed annuities  payments. Interest rate assumptions
      after annuitization          used in establishing such liabilities
                                   range from 4% to 8%.
      -------------------------------------------------------------------
      Non-medical health           The net level premium method and
      insurance                    assumptions as to future morbidity,
                                   withdrawals and interest, which
                                   provide a margin for adverse
                                   deviation. Interest rate assumptions
                                   used in establishing such liabilities
                                   range from 4% to 7%.
      -------------------------------------------------------------------
      Disabled lives               Present value of benefits method and
                                   experience assumptions as to claim
                                   terminations, expenses and interest.
                                   Interest rate assumptions used in
                                   establishing such liabilities range
                                   from 3% to 7%.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Participating business represented 2% and 1% of the Company's life insurance in-force at December 31, 2012 and 2011, respectively. Participating policies represented 24% and 10% of gross life insurance premiums for the years ended December 31, 2012 and 2011, respectively. Such policies are 90% reinsured.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 8. Guarantees accounted for as insurance liabilities include:

Guarantee:                                          Measurement Assumptions:
----------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon      Present value of expected death benefits in
          death even if the account value is       excess of the projected account balance
          reduced to zero.                         recognizing the excess ratably over the
                                                   accumulation period based on the present
                                                   value of total expected assessments.
       .  An enhanced death benefit may be
          available for an additional fee.       Assumptions are consistent with those used
                                                   for amortizing DAC, and are thus subject to
                                                   the same variability and risk.

                                                 Investment performance and volatility
                                                   assumptions are consistent with the historical
                                                   experience of the appropriate underlying
                                                   equity index, such as the S&P 500 Index.

                                                 Benefit assumptions are based on the average
                                                   benefits payable over a range of scenarios.
----------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time       Present value of expected income benefits in
          determined at the time of issuance       excess of the projected account balance at
          of the variable annuity contract,        any future date of annuitization and
          a minimum accumulation of purchase       recognizing the excess ratably over the
          payments, even if the account            accumulation period based on present value
          value is reduced to zero, that can       of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less         Assumptions are consistent with those used
          than a specified amount.                 for estimating GMDBs liabilities.
       .  Certain contracts also provide for
          a guaranteed lump sum return of        Calculation incorporates an assumption for
          purchase premium in lieu of the          the percentage of the potential annuitizations
          annuitization benefit.                   that may be elected by the contractholder.
------------------------------------------------
GMWBs  .  A return of purchase payment via       Expected value of the life contingent
          partial withdrawals, even if the         payments and expected assessments using
          account value is reduced to zero,        assumptions consistent with those used for
          provided that cumulative                 estimating the GMDBs liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.
----------------------------------------------------------------------------------------------------

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:



                                                   Universal and Variable
                               Annuity Contracts       Life Contracts
                              -------------------- ----------------------


                                                         Secondary
                                GMDBs      GMIBs         Guarantees          Total
                              ---------  --------- ---------------------- -----------
                                                   (In millions)
Direct
Balance at January 1, 2010... $      57  $     215    $           295     $       567
Incurred guaranteed benefits.        52         66                601             719
Paid guaranteed benefits.....       (30)        --                 --             (30)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2010.        79        281                896           1,256
Incurred guaranteed benefits.        84        128                140             352
Paid guaranteed benefits.....       (25)        --                 --             (25)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2011.       138        409              1,036           1,583
Incurred guaranteed benefits.       108        404                332             844
Paid guaranteed benefits.....       (29)        --                 --             (29)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2012. $     217  $     813    $         1,368     $     2,398
                              =========  =========    ===============     ===========

Ceded
Balance at January 1, 2010... $      56  $      74    $           142     $       272
Incurred guaranteed benefits.        38         23                515             576
Paid guaranteed benefits.....       (18)        --                 --             (18)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2010.        76         97                657             830
Incurred guaranteed benefits.        59         42                110             211
Paid guaranteed benefits.....       (21)        --                 --             (21)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2011.       114        139                767           1,020
Incurred guaranteed benefits.        56        129                267             452
Paid guaranteed benefits.....       (25)        --                 --             (25)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2012. $     145  $     268    $         1,034     $     1,447
                              =========  =========    ===============     ===========

Net
Balance at January 1, 2010... $       1  $     141    $           153     $       295
Incurred guaranteed benefits.        14         43                 86             143
Paid guaranteed benefits.....       (12)        --                 --             (12)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2010.         3        184                239             426
Incurred guaranteed benefits.        25         86                 30             141
Paid guaranteed benefits.....        (4)        --                 --              (4)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2011.        24        270                269             563
Incurred guaranteed benefits.        52        275                 65             392
Paid guaranteed benefits.....        (4)        --                 --              (4)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2012. $      72  $     545    $           334     $       951
                              =========  =========    ===============     ===========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      ---------------------
                                         2012       2011
                                      ---------- ----------
                                          (In millions)
                     Fund Groupings:
                     Equity.......... $   37,981 $   33,482
                     Balanced........     37,528     29,189
                     Bond............      4,678      4,132
                     Specialty.......      1,132      1,002
                     Money Market....        879      1,077
                                      ---------- ----------
                      Total.......... $   82,198 $   68,882
                                      ========== ==========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

  Defined as the guaranteed minimum death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  At Annuitization

  Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that only allow annuitization of the guaranteed amount after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

  Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 6 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                                  December 31,
                                         -----------------------------------------------------------
                                                      2012                            2011
                                         ---------------------------     ---------------------------
                                             In the           At             In the           At
                                         Event of Death  Annuitization   Event of Death  Annuitization
                                         -------------- -------------    -------------- -------------
                                                                  (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $    89,671    $    51,411      $    76,550    $    41,713
Separate account value..................  $    84,106    $    49,778      $    70,635    $    39,454
Net amount at risk......................  $     3,117    $     2,316 (2)  $     5,515    $     1,444 (2)
Average attained age of contractholders.     63 years       63 years         62 years       62 years

                                                        December 31,
                                                   -----------------------
                                                      2012        2011
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     5,812 $     5,177
     Net amount at risk........................... $    86,468 $    80,477
     Average attained age of policyholders........    58 years    58 years

--------
(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The Company had previously disclosed the NAR based on the excess of the benefit base over the contractholder's total contract account value on the balance sheet date. Such amounts were $5.3 billion and $6.6 billion at December 31, 2012 and 2011, respectively. The Company has provided, in the table above, the NAR as defined above. The Company believes that this definition is more representative of the potential economic exposures of these guarantees as the contractholders do not have access to this difference other than through annuitization.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2012, 2011 and 2010, the Company issued $10.3 billion, $12.5 billion and $19.1 billion, respectively, and repaid $9.6 billion, $13.4 billion and $18.6 billion, respectively, of such funding agreements. At December 31, 2012 and 2011, liabilities for funding agreements outstanding, which are included in PABs, were $6.1 billion and $5.4 billion, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  MetLife Insurance Company of Connecticut and MLI-USA, are members of the Federal Home Loan Bank ("FHLB"). Holdings of FHLB common stock by branch, included in equity securities, were as follows at:

                                           December 31,
                                        -------------------
                                          2012      2011
                                        --------- ---------
                                           (In millions)
                    FHLB of Boston..... $      67 $      70
                    FHLB of Pittsburgh. $      11       N/A

  The Company has also entered into funding agreements. The liability for funding agreements is included in PABs. Information related to the funding agreements was as follows at:

                                Liability             Collateral
                            ----------------- ----------------------
                                            December 31,
                            ----------------------------------------
                              2012     2011       2012         2011
                            -------- -------- --------     ---------
                                           (In millions)
        FHLB of Boston (1). $    450 $    450 $    537 (2)  $    518 (2)
        Farmer Mac (3)..... $    200 $    200 $    230      $    230
        FHLB of Pittsburgh. $     --      N/A $    595 (2)       N/A

--------
(1)Represents funding agreements issued to the FHLB of Boston in exchange for cash and for which the FHLB of Boston has been granted a lien on certain assets, some of which are in the custody of the FHLB of Boston, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of Boston as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Boston's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Boston.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                         -----------------------------
                                            2012       2011      2010
                                         ---------  ---------  -------
                                                 (In millions)
        Balance at January 1,........... $   1,079  $     978  $   805
         Less: Reinsurance recoverables.       980        878      706
                                         ---------  ---------  -------
        Net balance at January 1,.......        99        100       99
                                         ---------  ---------  -------
        Incurred related to:
         Current year...................         5          5       24
         Prior years....................        (2)         4      (12)
                                         ---------  ---------  -------
           Total incurred...............         3          9       12
                                         ---------  ---------  -------
        Paid related to:
         Current year...................        --         --       (1)
         Prior years....................       (10)       (10)     (10)
                                         ---------  ---------  -------
           Total paid...................       (10)       (10)     (11)
                                         ---------  ---------  -------
        Net balance at December 31,.....        92         99      100
         Add: Reinsurance recoverables..     1,124        980      878
                                         ---------  ---------  -------
        Balance at December 31,......... $   1,216  $   1,079  $   978
                                         =========  =========  =======

  During 2012, 2011 and 2010, claims and claim adjustment expenses associated with prior years decreased by $2 million, increased by $4 million, and decreased by $12 million, respectively, due to differences between the actual benefits paid and expected benefits owed during those periods.

Separate Accounts

  Separate account assets and liabilities primarily include pass-through separate accounts totaling $85.9 billion and $72.4 billion at December 31, 2012 and 2011, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2012, 2011 and 2010, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

  Non-Participating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual historic and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

  Participating, Dividend Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

  Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding DAC and VOBA was as follows:

                                              Years Ended December 31,
                                         ----------------------------------
                                            2012        2011        2010
                                         ----------  ----------  ----------
                                                    (In millions)
   DAC
   Balance at January 1,................ $    3,182  $    2,705  $    2,458
   Capitalizations......................        872       1,342         858
   Amortization related to:
    Net investment gains (losses).......       (331)       (339)        (57)
    Other expenses......................       (419)       (474)       (399)
                                         ----------  ----------  ----------
      Total amortization................       (750)       (813)       (456)
                                         ----------  ----------  ----------
   Unrealized investment gains (losses).        (19)        (49)       (155)
   Disposition and other (1)............       (159)         (3)         --
                                         ----------  ----------  ----------
   Balance at December 31,..............      3,126       3,182       2,705
                                         ----------  ----------  ----------
   VOBA
   Balance at January 1,................      1,006       1,686       2,117
   Amortization related to:
    Net investment gains (losses).......         --         (29)        (17)
    Other expenses......................       (191)       (314)       (297)
                                         ----------  ----------  ----------
      Total amortization................       (191)       (343)       (314)
                                         ----------  ----------  ----------
   Unrealized investment gains (losses).       (148)       (337)       (117)
                                         ----------  ----------  ----------
   Balance at December 31,..............        667       1,006       1,686
                                         ----------  ----------  ----------
   Total DAC and VOBA
   Balance at December 31,.............. $    3,793  $    4,188  $    4,391
                                         ==========  ==========  ==========

--------

(1)See Note 3.

  See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC.

  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                           ---------------------
                                              2012       2011
                                           ---------- ----------
                                               (In millions)
                Retail.................... $    3,785 $    4,047
                Corporate Benefit Funding.          8         13
                Corporate & Other (1).....         --        128
                                           ---------- ----------
                 Total                     $    3,793 $    4,188
                                           ========== ==========

--------
(1)See Note 3 for information on the disposition of a subsidiary that had been reported in Corporate and Other.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding other policy-related intangibles was as follows:

                                         Years Ended December 31,
                                       ----------------------------
                                         2012      2011      2010
                                       --------  --------  --------
                                               (In millions)
           Deferred Sales Inducements
           Balance at January 1,...... $    535  $    537  $    493
           Capitalization.............       21        79       100
           Amortization...............      (51)      (81)      (56)
                                       --------  --------  --------
           Balance at December 31,.... $    505  $    535  $    537
                                       ========  ========  ========
           VODA and VOCRA
           Balance at January 1,...... $    190  $    203  $    215
           Amortization...............      (15)      (13)      (12)
                                       --------  --------  --------
           Balance at December 31,.... $    175  $    190  $    203
                                       ========  ========  ========
           Accumulated amortization... $     65  $     50  $     37
                                       ========  ========  ========

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                 VOBA     VODA and VOCRA
                             ------------ --------------
                                    (In millions)
                       2013. $        199 $          16
                       2014. $        163 $          17
                       2015. $        132 $          17
                       2016. $        108 $          15
                       2017. $         89 $          14

6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser for reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

  Retail

  The Company's Retail Annuities business reinsures 100% of the living and death benefit guarantees issued in connection with most of its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees issued in connection with its variable annuities issued prior to 2006 to

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliated reinsurer. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to affiliates.

  Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment periodically engages in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of this segment has not been significant.

  Corporate & Other

  The Company also reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company.

  Catastrophe Coverage

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2012 and 2011, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.2 billion and $2.5 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  At December 31, 2012, the Company had $7.2 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.5 billion, or 90%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.4 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2011, the Company had $7.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.5 billion, or 92%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.9 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                    Years Ended December 31,
                                                               ----------------------------------
                                                                  2012        2011        2010
                                                               ----------  ----------  ----------
                                                                          (In millions)
Premiums:
Direct premiums............................................... $    2,063  $    2,429  $    1,559
Reinsurance assumed...........................................         11           7          13
Reinsurance ceded.............................................       (813)       (608)       (505)
                                                               ----------  ----------  ----------
 Net premiums................................................. $    1,261  $    1,828  $    1,067
                                                               ==========  ==========  ==========
Universal life and investment-type product policy fees:
Direct universal life and investment-type product policy fees. $    2,972  $    2,572  $    2,104
Reinsurance assumed...........................................         87          92         120
Reinsurance ceded.............................................       (798)       (708)       (585)
                                                               ----------  ----------  ----------
 Net universal life and investment-type product policy fees... $    2,261  $    1,956  $    1,639
                                                               ==========  ==========  ==========
Other revenues:
Direct other revenues......................................... $      231  $      209  $      200
Reinsurance assumed...........................................         --          --          --
Reinsurance ceded.............................................        280         299         303
                                                               ----------  ----------  ----------
 Net other revenues........................................... $      511  $      508  $      503
                                                               ==========  ==========  ==========
Policyholder benefits and claims:
Direct policyholder benefits and claims....................... $    4,145  $    4,277  $    3,708
Reinsurance assumed...........................................         23          20          31
Reinsurance ceded.............................................     (1,773)     (1,637)     (1,834)
                                                               ----------  ----------  ----------
 Net policyholder benefits and claims......................... $    2,395  $    2,660  $    1,905
                                                               ==========  ==========  ==========
Interest credited to policyholder account balances:
Direct interest credited to policyholder account balances..... $    1,185  $    1,206  $    1,265
Reinsurance assumed...........................................         71          68          64
Reinsurance ceded.............................................       (109)        (85)        (58)
                                                               ----------  ----------  ----------
 Net interest credited to policyholder account balances....... $    1,147  $    1,189  $    1,271
                                                               ==========  ==========  ==========
Other expenses:
Direct other expenses......................................... $    2,417  $    2,715  $    2,158
Reinsurance assumed...........................................         33          48          92
Reinsurance ceded.............................................        125         152         122
                                                               ----------  ----------  ----------
 Net other expenses........................................... $    2,575  $    2,915  $    2,372
                                                               ==========  ==========  ==========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                               December 31,
                                                ---------------------------------------------------------------------------
                                                                2012                                  2011
                                                ------------------------------------- -------------------------------------
                                                                              Total                                 Total
                                                                             Balance                               Balance
                                                 Direct  Assumed    Ceded     Sheet    Direct  Assumed    Ceded     Sheet
                                                -------- -------- --------- --------- -------- -------- --------- ---------
                                                                               (In millions)
Assets:
Premiums, reinsurance and other receivables.... $    612 $     35 $  21,496 $  22,143 $    686 $     34 $  19,503 $  20,223
Deferred policy acquisition costs and value of
 business acquired.............................    4,311      121     (639)     3,793    4,635      134     (581)     4,188
                                                -------- -------- --------- --------- -------- -------- --------- ---------
  Total assets................................. $  4,923 $    156 $  20,857 $  25,936 $  5,321 $    168 $  18,922 $  24,411
                                                ======== ======== ========= ========= ======== ======== ========= =========
Liabilities:
Other policy-related balances.................. $    691 $  1,592 $     855 $   3,138 $    677 $  1,515 $     797 $   2,989
Other liabilities..............................    1,396       11     5,140     6,547    1,230       12     4,142     5,384
                                                -------- -------- --------- --------- -------- -------- --------- ---------
  Total liabilities............................ $  2,087 $  1,603 $   5,995 $   9,685 $  1,907 $  1,527 $   4,939 $   8,373
                                                ======== ======== ========= ========= ======== ======== ========= =========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $4.7 billion at both December 31, 2012 and 2011. There were no deposit liabilities on reinsurance at both December 31, 2012 and 2011.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company, MetLife Investors Insurance Company, MetLife Reinsurance Company of Vermont and MetLife Reinsurance Company of Delaware ("MRD"), all of which are related parties.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                               2012      2011      2010
                                                             --------  --------  --------
                                                                     (In millions)
Premiums:
Reinsurance assumed......................................... $     11  $      7  $     13
Reinsurance ceded...........................................     (478)     (286)     (191)
                                                             --------  --------  --------
 Net premiums............................................... $   (467) $   (279) $   (178)
                                                             ========  ========  ========
Universal life and investment-type product policy fees:
Reinsurance assumed......................................... $     87  $     92  $    120
Reinsurance ceded...........................................     (444)     (400)     (308)
                                                             --------  --------  --------
 Net universal life and investment-type product policy fees. $   (357) $   (308) $   (188)
                                                             ========  ========  ========
Other revenues:
Reinsurance assumed......................................... $     --  $     --  $     --
Reinsurance ceded...........................................      280       299       303
                                                             --------  --------  --------
 Net other revenues......................................... $    280  $    299  $    303
                                                             ========  ========  ========
Policyholder benefits and claims:
Reinsurance assumed......................................... $     21  $     18  $     29
Reinsurance ceded...........................................     (780)     (484)     (343)
                                                             --------  --------  --------
 Net policyholder benefits and claims....................... $   (759) $   (466) $   (314)
                                                             ========  ========  ========
Interest credited to policyholder account balances:
Reinsurance assumed......................................... $     71  $     68  $     64
Reinsurance ceded...........................................     (109)      (84)      (59)
                                                             --------  --------  --------
 Net interest credited to policyholder account balances..... $    (38) $    (16) $      5
                                                             ========  ========  ========
Other expenses:
Reinsurance assumed......................................... $     33  $     48  $     93
Reinsurance ceded...........................................      157       204       153
                                                             --------  --------  --------
 Net other expenses......................................... $    190  $    252  $    246
                                                             ========  ========  ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                         December 31,
                                                         --------------------------------------------
                                                                  2012                   2011
                                                         ---------------------  ---------------------
                                                          Assumed      Ceded     Assumed      Ceded
                                                         ---------- ----------  ---------- ----------
                                                                         (In millions)
Assets:
Premiums, reinsurance and other receivables............. $       35 $   14,171  $       34 $   12,345
Deferred policy acquisition costs and value of business
  acquired..............................................        121       (642)        134       (585)
                                                         ---------- ----------  ---------- ----------
 Total assets........................................... $      156 $   13,529  $      168 $   11,760
                                                         ========== ==========  ========== ==========
Liabilities:
Other policy-related balances........................... $    1,592 $      855  $    1,515 $      758
Other liabilities.......................................         10      4,894          10      3,903
                                                         ---------- ----------  ---------- ----------
 Total liabilities...................................... $    1,602 $    5,749  $    1,525 $    4,661
                                                         ========== ==========  ========== ==========

  Effective October 1, 2012, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2012 by MLI-USA. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $407 million, and the funds withheld liability and other reinsurance payables, included in other liabilities, were $438 million at December 31, 2012. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $6 million at December 31, 2012. For the year ended December 31, 2012, the Company's consolidated statement of operations reflected a loss for this agreement of $37 million, which included a decrease in net derivative gains (losses) of $6 million related to the embedded derivative.

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $3.6 billion and $2.8 billion at December 31, 2012 and 2011, respectively. Net derivative gains (losses) associated with the embedded derivatives were $524 million, $1.6 billion, and ($2) million for the years ended December 31, 2012, 2011 and 2010, respectively.

  MLI-USA ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $546 million and $416 million at December 31, 2012 and 2011, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($130) million, ($411) million and ($17) million for the years ended December 31, 2012, 2011 and 2010, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.1 billion and $4.8 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $4.6 billion at both December 31, 2012 and 2011. There were no deposit liabilities on affiliated reinsurance at both December 31, 2012 and 2011.

7. Investments

See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS"), certain structured investment transactions and FVO securities) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

  The following table presents the fixed maturity and equity securities AFS by sector. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, CMBS and ABS.

                                          December 31, 2012                             December 31, 2011
                            --------------------------------------------- ---------------------------------------------
                                          Gross Unrealized                              Gross Unrealized
                             Cost or  ------------------------- Estimated  Cost or  ------------------------- Estimated
                            Amortized          Temporary  OTTI    Fair    Amortized          Temporary  OTTI    Fair
                              Cost     Gains    Losses   Losses   Value     Cost     Gains    Losses   Losses   Value
                            --------- -------- --------- ------ --------- --------- -------- --------- ------ ---------
                                                                   (In millions)
Fixed Maturity Securities:
U.S. corporate............. $  16,914 $  2,063  $   82   $  --  $  18,895 $  16,018 $  1,550  $  229   $   -- $  17,339
Foreign corporate..........     8,618      853      26      --      9,445     7,958      649     114       --     8,493
U.S. Treasury and
 agency....................     7,678    1,186      --      --      8,864     6,832    1,217       1       --     8,048
RMBS.......................     5,492      360      50      64      5,738     6,478      330     189      125     6,494
CMBS.......................     2,221      141       6      --      2,356     2,128      115      16       --     2,227
State and political
 subdivision...............     2,002      354      27      --      2,329     1,891      222      58       --     2,055
ABS........................     2,204       67      18      --      2,253     1,875       45      42       --     1,878
Foreign government.........       876      214       2      --      1,088     1,035      215       3       --     1,247
                            --------- --------  ------   -----  --------- --------- --------  ------   ------ ---------
 Total fixed maturity
 securities................ $  46,005 $  5,238  $  211   $  64  $  50,968 $  44,215 $  4,343  $  652   $  125 $  47,781
                            ========= ========  ======   =====  ========= ========= ========  ======   ====== =========
Equity Securities:
Common..................... $     160 $     18  $    1   $  --  $     177 $     148 $     11  $   13   $   -- $     146
Non-redeemable
 preferred.................       151       11      22      --        140       147        3      44       --       106
                            --------- --------  ------   -----  --------- --------- --------  ------   ------ ---------
 Total equity securities... $     311 $     29  $   23   $  --  $     317 $     295 $     14  $   57   $   -- $     252
                            ========= ========  ======   =====  ========= ========= ========  ======   ====== =========

  The Company held non-income producing fixed maturity securities with an estimated fair value of $22 million and $5 million with unrealized gains (losses) of $3 million and ($2) million at December 31, 2012 and 2011, respectively.

  Methodology for Amortization of Discount or Premium on Structured Securities

  Amortization of the discount or premium on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Maturities of Fixed Maturity Securities

  The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                           December 31,
                                            -------------------------------------------
                                                    2012                  2011
                                            --------------------- ---------------------
                                                       Estimated             Estimated
                                            Amortized    Fair     Amortized    Fair
                                              Cost       Value      Cost       Value
                                            ---------- ---------- ---------- ----------
                                                           (In millions)
Due in one year or less.................... $    4,831 $    4,875 $    2,946 $    2,970
Due after one year through five years......      8,646      9,192      8,648      9,022
Due after five years through ten years.....      7,967      8,960      7,905      8,606
Due after ten years........................     14,644     17,594     14,235     16,584
                                            ---------- ---------- ---------- ----------
 Subtotal..................................     36,088     40,621     33,734     37,182
Structured securities (RMBS, CMBS and ABS).      9,917     10,347     10,481     10,599
                                            ---------- ---------- ---------- ----------
 Total fixed maturity securities........... $   46,005 $   50,968 $   44,215 $   47,781
                                            ========== ========== ========== ==========

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

  The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts include the noncredit component of OTTI loss.

                                           December 31, 2012                         December 31, 2011
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed Maturity Securities:
U.S. corporate................ $    784   $    16   $    621    $   66   $  1,699   $     71  $    786   $    158
Foreign corporate.............      494         8        203        18      1,213         68       162         46
U.S. Treasury and agency......      200        --         --        --        118         --        20          1
RMBS..........................       62         6        781       108        784        114       972        200
CMBS..........................       59         1        101         5        152          4       111         12
State and political
  subdivision.................       44         2         55        25          6         --       367         58
ABS...........................      208         1        266        17        803         12       261         30
Foreign government............      116         2         --        --         70          3         4         --
                               --------   -------   --------    ------   --------   --------  --------   --------
 Total fixed maturity
   securities................. $  1,967   $    36   $  2,027    $  239   $  4,845   $    272  $  2,683   $    505
                               ========   =======   ========    ======   ========   ========  ========   ========
Equity Securities:
Common........................ $     10   $     1   $      7    $   --   $     35   $     13  $     --   $     --
Non-redeemable preferred......       --        --         50        22         32         16        59         28
                               --------   -------   --------    ------   --------   --------  --------   --------
 Total equity securities...... $     10   $     1   $     57    $   22   $     67   $     29  $     59   $     28
                               ========   =======   ========    ======   ========   ========  ========   ========
Total number of securities in
  an unrealized loss
  position....................      327                  420                  808                  479
                               ========             ========             ========             ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations;
  (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds; current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

     When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above, as well as private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2012. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities in an unrealized loss position decreased $502 million during the year ended December 31, 2012 from $777 million to $275 million. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2012, was primarily attributable to narrowing credit spreads and a decrease in interest rates.

    At December 31, 2012, $117 million of the total $275 million of gross unrealized losses were from 34 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $117 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $79 million, or 68%, are related to gross unrealized losses on 17 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads or rising interest rates since purchase.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Below Investment Grade Fixed Maturity Securities

    Of the $117 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $38 million, or 32%, are related to gross unrealized losses on 17 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans), U.S and foreign corporate securities (primarily financial services and transportation industry securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over the financial services industry sector, unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates these U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuer; and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Equity securities in an unrealized loss position decreased $34 million during the year ended December 31, 2012 from $57 million to $23 million. Of the $23 million, $19 million were from four equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, of which 74% were financial services industry investment grade non-redeemable preferred stock, of which 64% were rated A, AA, or AAA.

 FVO Securities

    See Note 9 for tables that present the two categories of securities that comprise FVO securities. See "-- Net Investment Income" and "-- Net Investment Gains (Losses)" for the net investment income recognized on FVO securities and the related changes in estimated fair value subsequent to purchase included in net investment income and net investment gains (losses) for securities still held as of the end of the respective years, as applicable.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Mortgage Loans

  Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                        December 31,
                                        --------------------------------------------
                                                 2012                   2011
                                        ---------------------  ---------------------
                                          Carrying     % of      Carrying     % of
                                            Value      Total       Value      Total
                                        ------------- -------  ------------- -------
                                        (In millions)          (In millions)
Mortgage loans:
 Commercial............................   $  5,266       57.5%   $  5,390       55.0%
 Agricultural..........................      1,260       13.8       1,333       13.6
                                          --------    -------    --------    -------
   Subtotal (1)........................      6,526       71.3       6,723       68.6
 Valuation allowances..................        (35)      (0.4)        (61)      (0.6)
                                          --------    -------    --------    -------
   Subtotal mortgage loans, net........      6,491       70.9       6,662       68.0
Commercial mortgage loans held by CSEs.      2,666       29.1       3,138       32.0
                                          --------    -------    --------    -------
     Total mortgage loans, net.........   $  9,157      100.0%   $  9,800      100.0%
                                          ========    =======    ========    =======

--------
(1)Purchases of mortgage loans were $27 million for the year ended December 31, 2012. The Company did not purchase any mortgage loans during the year ended December 31, 2011.

  See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

  See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above.

  Mortgage Loans and Valuation Allowance by Portfolio Segment

  The carrying value prior to valuation allowance ("recorded investment") in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, were as follows:

                                                                     December 31,
                                           -----------------------------------------------------------------
                                                         2012                             2011
-                                          -------------------------------- --------------------------------
                                           Commercial Agricultural  Total   Commercial Agricultural  Total
                                           ---------- ------------ -------- ---------- ------------ --------
                                                                     (In millions)
Mortgage loans:
  Evaluated individually for credit
   losses.................................  $     76    $     --   $     76  $     23    $     --   $     23
  Evaluated collectively for credit
   losses.................................     5,190       1,260      6,450     5,367       1,333      6,700
                                            --------    --------   --------  --------    --------   --------
    Total mortgage loans..................     5,266       1,260      6,526     5,390       1,333      6,723
                                            --------    --------   --------  --------    --------   --------
Valuation allowances:
  Specific credit losses..................        11          --         11        15          --         15
  Non-specifically identified credit
   losses.................................        21           3         24        43           3         46
                                            --------    --------   --------  --------    --------   --------
    Total valuation allowances............        32           3         35        58           3         61
                                            --------    --------   --------  --------    --------   --------
     Mortgage loans, net of valuation
      allowance...........................  $  5,234    $  1,257   $  6,491  $  5,332    $  1,330   $  6,662
                                            ========    ========   ========  ========    ========   ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                        Commercial Agricultural  Total
                                        ---------- ------------ -------
                                                 (In millions)
        Balance at January 1, 2010.....  $    74      $    3    $    77
        Provision (release)............       16          --         16
        Charge-offs, net of recoveries.       (6)         --         (6)
                                         -------      ------    -------
        Balance at December 31, 2010...       84           3         87
        Provision (release)............      (26)         --        (26)
        Charge-offs, net of recoveries.       --          --         --
                                         -------      ------    -------
        Balance at December 31, 2011...       58           3         61
        Provision (release)............      (26)         --        (26)
        Charge-offs, net of recoveries.       --          --         --
                                         -------      ------    -------
        Balance at December 31, 2012...  $    32      $    3    $    35
                                         =======      ======    =======

   Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


    All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar to the commercial loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for both loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated. Additionally, the Company focuses the monitoring process on higher risk loans, including reviews on a geographic and property-type basis.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Credit Quality of Commercial Mortgage Loans

  Information about the credit quality of commercial mortgage loans is presented below at:

                                     Recorded Investment
                       ----------------------------------------------
                       Debt Service Coverage Ratios
                       -----------------------------            % of      Estimated     % of
                       > 1.20x  1.00x -1.20x < 1.00x  Total     Total    Fair Value     Total
-                      -------- ------------ ------- -------- -------   ------------- -------
                                   (In millions)                        (In millions)
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  3,888    $  106    $   89  $  4,083    77.5 %   $  4,459       78.5 %
65% to 75%............      626        32        27       685    13.0          711       12.5
76% to 80%............      343         8        57       408     7.8          428        7.6
Greater than 80%......       39        28        23        90     1.7           81        1.4
                       --------    ------    ------  -------- -------     --------    -------
 Total                 $  4,896    $  174    $  196  $  5,266   100.0 %   $  5,679      100.0 %
                       ========    ======    ======  ======== =======     ========    =======
December 31, 2011:
Loan-to-value ratios:
Less than 65%......... $  3,324    $  135    $  210  $  3,669    68.1 %   $  3,888       69.9 %
65% to 75%............      719        54        52       825    15.3          852       15.3
76% to 80%............      199        --        26       225     4.2          221        4.0
Greater than 80%......      452       181        38       671    12.4          602       10.8
                       --------    ------    ------  -------- -------     --------    -------
 Total                 $  4,694    $  370    $  326  $  5,390   100.0 %   $  5,563      100.0 %
                       ========    ======    ======  ======== =======     ========    =======

  Credit Quality of Agricultural Mortgage Loans

  Information about the credit quality of agricultural mortgage loans is presented below at:

                                             December 31,
                             -------------------------------------------
                                      2012                   2011
                             --------------------   --------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- ------   ------------- ------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  1,184      94.0 %   $  1,129      84.7 %
      65% to 75%............         76       6.0          142      10.7
      76% to 80%............         --        --           62       4.6
                               --------    ------     --------    ------
       Total................   $  1,260     100.0 %   $  1,333     100.0 %
                               ========    ======     ========    ======

  The estimated fair value of agricultural mortgage loans was $1.3 billion and $1.4 billion at December 31, 2012 and 2011, respectively.

  Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at December 31, 2012 and 99% classified as performing at December 31, 2011. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no loans in non-accrual status at both December 31, 2012 and December 31, 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Impaired Mortgage Loans

  Information regarding impaired mortgage loans including those modified in a troubled debt restructuring, by portfolio segment, were as follows at and for the periods ended:

                                                          Loans without
                  Loans with a Valuation Allowance     a Valuation Allowance           All Impaired Loans
              ---------------------------------------- --------------------  --------------------------------------
               Unpaid                                   Unpaid                Unpaid             Average
              Principal  Recorded  Valuation  Carrying Principal   Recorded  Principal Carrying  Recorded  Interest
               Balance  Investment Allowances  Value    Balance   Investment  Balance   Value   Investment  Income
              --------- ---------- ---------- -------- ---------  ---------- --------- -------- ---------- --------
                                                         (In millions)
December 31,
  2012:
Commercial...   $  76     $  76      $  11      $ 65     $  --      $  --      $  76    $  65     $  67      $  2
Agricultural.      --        --         --        --        --         --         --       --        --        --
                -----     -----      -----      ----     -----      -----      -----    -----     -----      ----
 Total          $  76     $  76      $  11      $ 65     $  --      $  --      $  76    $  65     $  67      $  2
                =====     =====      =====      ====     =====      =====      =====    =====     =====      ====
December 31,
  2011:
Commercial...   $  23     $  23      $  15      $  8     $  15      $  15      $  38    $  23     $  29      $  2
Agricultural.      --        --         --        --        --         --         --       --         4        --
                -----     -----      -----      ----     -----      -----      -----    -----     -----      ----
 Total          $  23     $  23      $  15      $  8     $  15      $  15      $  38    $  23     $  33      $  2
                =====     =====      =====      ====     =====      =====      =====    =====     =====      ====

  Unpaid principal balance is generally prior to any charge-offs. Interest income recognized is primarily cash basis income. The average recorded investment for commercial and agricultural mortgage loans was $45 million and $13 million, respectively, for the year ended December 31, 2010; and interest income recognized for commercial and agricultural mortgage loans was $2 million and $0, respectively, for the year ended December 31, 2010.

  Mortgage Loans Modified in a Troubled Debt Restructuring

  For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

  The Company had one commercial mortgage loan modified during the year ended December 31, 2012 in a troubled debt restructuring which had a carrying value after specific valuation allowance of $53 million pre-modification and $48 million post-modification. The Company had one commercial mortgage loan modified during the year ended December 31, 2011 in a troubled debt restructuring which had a carrying value after specific valuation allowance of $15 million pre-modification and $15 million post-modification. There were no agricultural mortgage loans modified as a troubled debt restructuring during the years ended December 31, 2012 and 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  There were no mortgage loans modified in a troubled debt restructuring with a subsequent payment default at December 31, 2012 and 2011. Payment default is determined in the same manner as delinquency status -- when interest and principal payments are past due.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 8), loans to affiliates (see "-- Related Party Investment Transactions) and leveraged leases.

 Leveraged Leases

  Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                  December 31,
                                                ----------------
                                                  2012     2011
                                                -------  -------
                                                  (In millions)
               Rental receivables, net......... $    92  $    92
               Estimated residual values.......      14       14
                                                -------  -------
                Subtotal.......................     106      106
               Unearned income.................     (37)     (42)
                                                -------  -------
                Investment in leveraged leases. $    69  $    64
                                                =======  =======

  Rental receivables are generally due in periodic installments. The payment periods range from three to 20 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or non-performing, which is assessed monthly. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. At December 31, 2012 and 2011, all rental receivables were performing.

  The deferred income tax liability related to leveraged leases was $53 million and $35 million at December 31, 2012 and 2011, respectively.

  The components of income from investment in leveraged leases, excluding net investment gains (losses) were as follows:

                                                                            Years Ended December 31,
                                                                        ---------------------------------
                                                                           2012        2011        2010
                                                                        ---------  ------------- --------
                                                                                   (In millions)
Income from investment in leveraged leases............................. $       5    $       8   $     --
Less: Income tax expense on leveraged leases...........................        (2)          (3)        --
                                                                        ---------    ---------   --------
Investment income after income tax from investment in leveraged leases. $       3    $       5   $     --
                                                                        =========    =========   ========

 Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $654 million and $583 million at December 31, 2012 and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                               Years Ended December 31,
                                                                           --------------------------------
                                                                              2012        2011        2010
                                                                           ---------  ------------- -------
                                                                                      (In millions)
Fixed maturity securities................................................. $   5,019    $   3,690   $   878
Fixed maturity securities with noncredit OTTI losses in accumulated other
  comprehensive income (loss).............................................       (64)        (125)      (86)
                                                                           ---------    ---------   -------
   Total fixed maturity securities........................................     4,955        3,565       792
Equity securities.........................................................        12          (41)      (21)
Derivatives...............................................................       243          239      (109)
Short-term investments....................................................        (2)          (2)       (2)
Other.....................................................................       (17)          (5)       (3)
                                                                           ---------    ---------   -------
   Subtotal...............................................................     5,191        3,756       657
                                                                           ---------    ---------   -------
Amounts allocated from:
 Insurance liability loss recognition.....................................      (739)        (325)      (33)
 DAC and VOBA related to noncredit OTTI losses recognized in
   accumulated other comprehensive income (loss)..........................         4            9         5
 DAC and VOBA.............................................................      (671)        (509)     (119)
                                                                           ---------    ---------   -------
   Subtotal...............................................................    (1,406)        (825)     (147)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss).............        22           42        30
Deferred income tax benefit (expense).....................................    (1,358)      (1,063)     (198)
                                                                           ---------    ---------   -------
Net unrealized investment gains (losses).................................. $   2,449    $   1,910   $   342
                                                                           =========    =========   =======

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                          2012         2011
                                                        ---------   ---------
                                                           (In millions)

    Balance, January 1,............................... $    (125)   $     (86)
    Noncredit OTTI losses recognized (1)..............        (3)           5
    Securities sold with previous noncredit OTTI loss.        35           26
    Subsequent changes in estimated fair value........        29          (70)
                                                        ---------   ---------
    Balance, December 31,............................. $     (64)   $    (125)
                                                        =========   =========

--------
(1)Noncredit OTTI losses recognized, net of DAC, were $5 million and $8 million for the years ended December 31, 2012 and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                          -------------------------
                                                                            2012     2011     2010
                                                                          -------  -------  -------
                                                                                (In millions)

Balance, beginning of period............................................. $ 1,910  $   342  $  (680)
Cumulative effect of change in accounting principles, net of income tax..      --       --       34
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.............................................................      61      (39)      39
Unrealized investment gains (losses) during the year.....................   1,374    3,138    1,778
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition.............................    (414)    (292)     (33)
 DAC and VOBA related to noncredit OTTI losses recognized in accumulated
   other comprehensive income (loss).....................................      (5)       4       (7)
 DAC and VOBA............................................................    (162)    (390)    (265)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss)............     (20)      12      (11)
Deferred income tax benefit (expense)....................................    (295)    (865)    (513)
                                                                          -------  -------  -------
Balance, end of period................................................... $ 2,449  $ 1,910  $   342
                                                                          =======  =======  =======
Change in net unrealized investment gains (losses)....................... $   539  $ 1,568  $ 1,022
                                                                          =======  =======  =======

 Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholders' equity, other than the U.S. government and its agencies, at December 31, 2012 and 2011.

 Securities Lending

  As described in Note 1, the Company participates in a securities lending program. Elements of the securities lending program are presented below at:

                                                             December 31,
                                                           -----------------
                                                             2012     2011
                                                           -------- --------
                                                             (In millions)
   Securities on loan: (1)
    Amortized cost........................................ $  6,154 $  5,307
    Estimated fair value.................................. $  7,339 $  6,451
   Cash collateral on deposit from counterparties (2)..... $  7,502 $  6,456
   Security collateral on deposit from counterparties (3). $     51 $    137
   Reinvestment portfolio -- estimated fair value......... $  7,533 $  6,295

--------
(1)Included within fixed maturity securities, equity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments and fixed maturity securities and at carrying value for mortgage loans.

                                                                December 31,
                                                              -----------------
                                                                2012     2011
                                                              -------- --------
                                                                (In millions)

 Invested assets on deposit (regulatory deposits)............ $     58 $     51
 Invested assets pledged as collateral (1)...................    1,569      897
                                                              -------- --------
  Total invested assets on deposit and pledged as collateral. $  1,627 $    948
                                                              ======== ========

--------

(1)The Company has pledged fixed maturity securities, mortgage loans and cash and cash equivalents in connection with various agreements and transactions, including funding agreements (see Note 4), and derivative transactions (see
   Note 8).

 Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition-date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                       -----------------
                                                         2012     2011
                                                       -------- --------
                                                         (In millions)

       Outstanding principal and interest balance (1). $    560 $    560
       Carrying value (2)............................. $    459 $    418

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                             December 31,
                                                             -------------
                                                             2012   2011
                                                             -----  -----
                                                             (In millions)

       Contractually required payments (including interest). $ 172  $ 882
       Cash flows expected to be collected (1).............. $  88  $ 761
       Fair value of investments acquired................... $  55  $ 449

--------

(1)Represents undiscounted principal and interest cash flow expectations at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                            December 31,
                                                            ------------
                                                             2012   2011
                                                            -----  -----
                                                            (In millions)

       Accretable yield, January 1,........................ $ 320  $   5
       Investments purchased...............................    33    312
       Accretion recognized in earnings....................   (18)    (9)
       Disposals...........................................    (4)    --
       Reclassification (to) from nonaccretable difference.   (22)    12
                                                            -----  -----
       Accretable yield, December 31,...................... $ 309  $ 320
                                                            =====  =====

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.3 billion at December 31, 2012. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $870 million at December 31, 2012. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended December 31, 2012, 2011 and 2010. Aggregate total assets of these entities totaled $178.3 billion and $173.1 billion at December 31, 2012 and 2011, respectively. Aggregate total liabilities of these entities totaled $12.4 billion and $13.7 billion at December 31, 2012 and 2011, respectively. Aggregate net income (loss) of these entities totaled $13.1 billion, $7.1 billion and $14.0 billion for the years ended

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

December 31, 2012, 2011 and 2010, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

  The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2012 and 2011. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                                   December 31,
                                                                 -----------------
                                                                   2012     2011
                                                                 -------- --------
                                                                   (In millions)
CSEs: (1)
Assets:
 Mortgage loans held-for-investment (commercial mortgage loans). $  2,666 $  3,138
 Accrued investment income......................................       13       14
                                                                 -------- --------
   Total assets................................................. $  2,679 $  3,152
                                                                 ======== ========
Liabilities:
 Long-term debt................................................. $  2,559 $  3,065
 Other liabilities..............................................       13       14
                                                                 -------- --------
   Total liabilities............................................ $  2,572 $  3,079
                                                                 ======== ========

--------
(1)The Company consolidates former QSPEs that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

   remaining investment in the former QSPEs of $92 million and $59 million at estimated fair value at December 31, 2012 and 2011, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $163 million, $322 million and $402 million for the years ended December 31, 2012, 2011 and 2010, respectively.

 Unconsolidated VIEs

  The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                 December 31,
                                                 ---------------------------------------------
                                                          2012                   2011
                                                 ---------------------- ----------------------
                                                             Maximum                Maximum
                                                 Carrying   Exposure    Carrying   Exposure
                                                   Amount   to Loss (1)   Amount   to Loss (1)
                                                 -------- ------------- -------- -------------
                                                                 (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2). $ 10,347   $ 10,347    $ 10,599   $ 10,599
 U.S. and foreign corporate.....................      651        651         658        658
Other limited partnership interests.............    1,408      1,930       1,302      1,982
Real estate joint ventures......................       71         74          22         26
                                                 --------   --------    --------   --------
 Total.......................................... $ 12,477   $ 13,002    $ 12,581   $ 13,265
                                                 ========   ========    ========   ========

--------
(1)The maximum exposure to loss relating to fixed maturity securities is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

  As described in Note 15, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2012, 2011 and 2010.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Net Investment Income

   The components of net investment income were as follows:

                                                                                 Years Ended December 31,
                                                                                ----------------------------------
                                                                                  2012        2011        2010
                                                                                 -------     -------     -------
                                                                                      (In millions)
Investment income:
Fixed maturity securities...................................................... $ 2,143     $ 2,147     $ 2,120
Equity securities..............................................................       9          10          16
FVO securities -- FVO general account securities (1)...........................       2           1          --
Mortgage loans.................................................................     357         347         301
Policy loans...................................................................      59          63          67
Real estate and real estate joint ventures.....................................      83          24         (24)
Other limited partnership interests............................................     167         176         190
Cash, cash equivalents and short-term investments..............................       5           5           9
International joint ventures...................................................      (2)         (5)        (10)
Other..........................................................................      (4)          3           3
                                                                                 -------     -------     -------
   Subtotal..................................................................     2,819       2,771       2,672
 Less: Investment expenses....................................................      101         100          97
                                                                                 -------     -------     -------
   Subtotal, net.............................................................     2,718       2,671       2,575
                                                                                 -------     -------     -------
FVO securities -- FVO contractholder-directed unit-linked investments (1)......      62          71         167
FVO CSEs -- interest income:
 Commercial mortgage loans....................................................      172         332         411
                                                                                 -------     -------     -------
   Subtotal..................................................................       234         403         578
                                                                                 -------     -------     -------
   Net investment income.....................................................   $ 2,952     $ 3,074     $ 3,153
                                                                                 =======     =======     =======
--------

(1)Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were:

                                                                                 Years Ended December 31,
                                                                                ----------------------------------
                                                                                  2012        2011        2010
                                                                                 -------     -------     -------
                                                                                      (In millions)
   FVO general account securities.............................................. $    --     $     2     $    --
   FVO contractholder-directed unit-linked investments......................... $    --     $   (11)    $   121

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                           -----------------------
                                                                             2012     2011    2010
                                                                           ------   ------  ------
                                                                               (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Transportation....................................................... $  (16)  $  --   $  --
     Finance..............................................................     (7)     (9)     (7)
     Utility..............................................................     (3)     --      (2)
     Communications.......................................................     (2)    (11)     (4)
     Industrial...........................................................     (1)     (2)     --
     Consumer.............................................................     --      --     (10)
                                                                           ------   -----   -----
       Total U.S. and foreign corporate securities........................    (29)    (22)    (23)
     RMBS.................................................................    (20)    (17)    (18)
     ABS..................................................................     --      (5)     (1)
     CMBS.................................................................     --      (3)     (8)
                                                                           ------   -----   -----
 OTTI losses on fixed maturity securities recognized in earnings..........    (49)    (47)    (50)
 Fixed maturity securities -- net gains (losses) on sales and disposals...    145      81     123
                                                                           ------   -----   -----
   Total gains (losses) on fixed maturity securities......................     96      34      73
                                                                           ------   -----   -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Common.................................................................     (9)     (2)     (2)
   Non-redeemable preferred...............................................     --      (6)     --
                                                                           ------   -----   -----
 OTTI losses on equity securities recognized in earnings..................     (9)     (8)     (2)
 Equity securities -- net gains (losses) on sales and disposals...........      5     (13)     30
                                                                           ------   -----   -----
   Total gains (losses) on equity securities..............................     (4)    (21)     28
                                                                           ------   -----   -----
 FVO securities -- FVO general account securities -- changes in estimated
   fair value subsequent to consolidation.................................      1      --      --
 Mortgage loans...........................................................     27      26     (18)
 Real estate and real estate joint ventures...............................     (3)     (1)    (21)
 Other limited partnership interests......................................     (2)     (5)    (13)
 Other investment portfolio gains (losses)................................      3      (9)     10
                                                                           ------   -----   -----
     Subtotal -- investment portfolio gains (losses)......................    118      24      59
                                                                           ------   -----   -----
FVO CSEs -- changes in estimated fair value subsequent to consolidation:
   Commercial mortgage loans..............................................      7     (84)    758
   Long-term debt -- related to commercial mortgage loans.................     27      93    (734)
Non-investment portfolio gains (losses)...................................     --       2      67
                                                                           ------   -----   -----
     Subtotal FVO CSEs and non-investment portfolio gains (losses)........     34      11      91
                                                                           ------   -----   -----
       Total net investment gains (losses)................................ $  152   $  35   $ 150
                                                                           ======   =====   =====

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

  Gains (losses) from foreign currency transactions included within net investment gains (losses) were $2 million, $(7) million and $78 million for the years ended December 31, 2012, 2011 and 2010, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                             Years Ended December 31,
                                   ----------------------------------------------------------------------------
                                     2012     2011      2010     2012  2011   2010    2012     2011      2010
                                   -------  --------  --------  ----- -----  -----  -------  --------  --------
                                    Fixed Maturity Securities    Equity Securities             Total
                                   ---------------------------  ------------------  ---------------------------
                                                                   (In millions)
Proceeds.......................... $ 6,690  $ 11,634  $ 12,434  $ 39  $ 190  $ 109  $ 6,729  $ 11,824  $ 12,543
                                   =======  ========  ========  ====  =====  =====  =======  ========  ========
Gross investment gains............ $   186  $    182  $    244  $  9  $   9  $  31  $   195  $    191  $    275
                                   -------  --------  --------  ----  -----  -----  -------  --------  --------
Gross investment losses...........     (41)     (101)     (121)   (4)   (22)    (1)     (45)     (123)     (122)
                                   -------  --------  --------  ----  -----  -----  -------  --------  --------
Total OTTI losses recognized in
 earnings:
  Credit-related..................     (42)      (38)      (47)   --     --     --      (42)      (38)      (47)
  Other (1).......................      (7)       (9)       (3)   (9)    (8)    (2)     (16)      (17)       (5)
                                   -------  --------  --------  ----  -----  -----  -------  --------  --------
   Total OTTI losses recognized
    in earnings...................     (49)      (47)      (50)   (9)    (8)    (2)     (58)      (55)      (52)
                                   -------  --------  --------  ----  -----  -----  -------  --------  --------
    Net investment gains
     (losses)..................... $    96  $     34  $     73  $ (4) $ (21) $  28  $    92  $     13  $    101
                                   =======  ========  ========  ====  =====  =====  =======  ========  ========

--------
(1)Other OTTI losses recognized in earnings include impairments on (i) equity securities, (ii) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and (iii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                   Years Ended December 31,
                                                                                  ------------------------
                                                                                    2012         2011
                                                                                   --------     --------
                                                                                     (In millions)
Balance, at January 1,........................................................... $     55     $     63
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not previously
   impaired......................................................................        6            6
 Additional impairments -- credit loss OTTI recognized on securities previously
   impaired......................................................................       15           17
 Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities
   previously impaired as credit loss OTTI.......................................      (17)          (7)
 Securities impaired to net present value of expected future cash flows..........       --          (22)
 Increases in cash flows -- accretion of previous credit loss OTTI...............       --           (2)
                                                                                   --------     --------
Balance, at December 31,......................................................... $     59     $     55
                                                                                   ========     ========

  Related Party Investment Transactions

  In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                     Years Ended December 31,
                                                                     ------------------------
                                                                     2012    2011     2010
                                                                      -----   -----   ------
                                                                       (In millions)
Estimated fair value of invested assets transferred to affiliates... $  --   $  --   $  582
Amortized cost of invested assets transferred to affiliates......... $  --   $  --   $  533
Net investment gains (losses) recognized on transfers............... $  --   $  --   $   49
Estimated fair value of invested assets transferred from affiliates. $  --   $  33   $   46

  The Company loaned $310 million to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans. The carrying value of these loans was $306 million and $307 million at December 31, 2012, and 2011, respectively. A loan of $110 million bears interest at one-month London Inter-Bank Offered Rate ("LIBOR") + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. A loan of $140 million bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. The remaining $60 million bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these loans was $17 million for the year ended December 31, 2012 and $14 million for both the years ended December 31, 2011 and 2010.

  The Company has affiliated loans outstanding, which are included in other invested assets, totaling $430 million at both December 31, 2012 and 2011. At December 31, 2011, the loans were outstanding with Exeter, an

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loans of $305 million, issued by MetLife Insurance Company of Connecticut, and $125 million, issued by MLI-USA, are due on July 15, 2021 and December 16, 2021, respectively, and bear interest, payable semi-annually, at 5.64% and 5.86%, respectively. Net investment income from these loans was $25 million and $8 million for the years ended December 31, 2012 and 2011, respectively.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $68 million, $67 million and $56 million for the years ended December 31, 2012, 2011 and 2010, respectively. The Company also had additional affiliated net investment income of less than $1 million for both years ended December 31, 2012 and 2011 and ($2) million for the year ended December 31, 2010.

8. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

 Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, futures and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

  The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

  In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

  Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps. The Company utilizes inflation swaps in non-qualifying hedging relationships.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

 Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

  To a lesser extent, the Company uses foreign currency forwards in non-qualifying hedging relationships.

 Credit Derivatives

  Credit derivatives primarily include credit default swaps that are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Credit default swaps are also used to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities.

 Equity Derivatives

  The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, variance swaps and exchange-traded equity futures.

  Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

  Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

  In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

  To a lesser extent, the Company also uses total rate of return swaps ("TRRs") to hedge its equity market guarantees in certain of its insurance products.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                  December 31,
                                                           -----------------------------------------------------------
                                                                       2012                           2011
                                                           -----------------------------  -----------------------------
                                                                     Estimated Fair Value           Estimated Fair Value
                                                           Notional --------------------  Notional --------------------
                         Primary Underlying Risk Exposure   Amount   Assets   Liabilities  Amount   Assets   Liabilities
                          -------------------------------- -------- -------  ------------ -------- -------  ------------
                                                                                  (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................. $    538 $    28     $   9     $    311 $    35     $   6
  Foreign currency swaps.. Foreign currency exchange rate.      122      --        14          598     188        19
                                                           -------- -------     -----     -------- -------     -----
   Subtotal...............                                      660      28        23          909     223        25
                                                           -------- -------     -----     -------- -------     -----
Cash flow hedges:
  Interest rate swaps..... Interest rate..................      658      99        --          355      96        --
  Interest rate forwards.. Interest rate..................      410      81        --          620     128        --
  Foreign currency swaps.. Foreign currency exchange rate.      524      16        14          445      31        12
                                                           -------- -------     -----     -------- -------     -----
   Subtotal...............                                    1,592     196        14        1,420     255        12
                                                           -------- -------     -----     -------- -------     -----
    Total qualifying
     hedges...............                                    2,252     224        37        2,329     478        37
                                                           -------- -------     -----     -------- -------     -----
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments
Interest rate swaps....... Interest rate..................   16,869   1,254       513       12,408   1,287       421
Interest rate floors...... Interest rate..................   15,136     318       274        7,986     330       152
Interest rate caps........ Interest rate..................    9,031      11        --       10,133      19        --
Interest rate futures..... Interest rate..................    2,771      --         7        3,766      10         1
Foreign currency swaps.... Foreign currency
                            exchange rate.................      811      60        35          749      78        31
Foreign currency forwards. Foreign currency
                            exchange rate.................      139      --         4          149       9        --
Credit default swaps...... Credit.........................    2,618      23         3        2,426      18        28
Equity futures............ Equity market..................    1,075      --        27        1,007       4        --
Equity options............ Equity market..................    2,845     469         1        2,111     482        --
Variance swaps............ Equity market..................    2,346      11        62        2,430      51         8
TRRs...................... Equity market..................      300      --         7          129      --         2
                                                           -------- -------     -----     -------- -------     -----
  Total non-designated or non-qualifying derivatives....     53,941   2,146       933       43,294   2,288       643
                                                           -------- -------     -----     -------- -------     -----
   Total...............................................    $ 56,193 $ 2,370     $ 970     $ 45,623 $ 2,766     $ 680
                                                           ======== =======     =====     ======== =======     =====

  The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                  Years Ended December 31,
                                                 -------------------------
                                                   2012     2011     2010
                                                 -------  --------- ------
                                                       (In millions)
     Derivatives and hedging gains (losses) (1). $  (289) $     846 $  (74)
     Embedded derivatives.......................   1,269        273    132
                                                 -------  --------- ------
      Total net derivative gains (losses)....... $   980  $   1,119 $   58
                                                 =======  ========= ======

--------
(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives for the:

                                                       Years Ended December 31,
                                                       -----------------------
                                                         2012     2011   2010
                                                       -------   ------ -------
                                                            (In millions)
  Qualifying hedges:
   Net investment income.............................. $     2   $    2 $     2
   Interest credited to policyholder account balances.      18       41      37
  Non-qualifying hedges:
   Net derivative gains (losses)......................     127       83       6
   Policyholder benefits and claims...................      (6)      --      --
                                                       -------   ------ -------
     Total............................................ $   141   $  126 $    45
                                                       =======   ====== =======

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                  Net          Net     Policyholder
                                               Derivative   Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
For the Year Ended December 31, 2012:
 Interest rate derivatives..................    $    (5)     $    --     $    --
 Foreign currency exchange rate derivatives.         (4)          --          --
 Credit derivatives.........................         30           --          --
 Equity derivatives.........................       (413)          (4)        (51)
                                                -------      -------     -------
   Total....................................    $  (392)     $    (4)    $   (51)
                                                =======      =======     =======
For the Year Ended December 31, 2011:
 Interest rate derivatives..................    $   701      $    --     $    --
 Foreign currency exchange rate derivatives.         27           --          --
 Credit derivatives.........................         --           --          --
 Equity derivatives.........................         45           (7)         (4)
                                                -------      -------     -------
   Total....................................    $   773      $    (7)    $    (4)
                                                =======      =======     =======
For the Year Ended December 31, 2010:
 Interest rate derivatives..................    $    38      $    --     $    --
 Foreign currency exchange rate derivatives.        (29)          --          --
 Credit derivatives.........................         --           --          --
 Equity derivatives.........................        (48)          (7)         --
                                                -------      -------     -------
   Total....................................    $   (39)     $    (7)    $    --
                                                =======      =======     =======

--------
(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                         Net Derivative  Net Derivative Ineffectiveness
                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value   Hedged Items in Fair Value     Recognized    Recognized for Net Derivative
Hedging Relationships         Hedging Relationships      for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------- --------------- -------------- ---------------
                                                                         (In millions)
For the Year Ended December 31, 2012:
Interest rate swaps:...... Fixed maturity securities....    $      (3)     $       1       $      (2)
                           Policyholder liabilities (1).          (10)             8              (2)
Foreign currency swaps:... Foreign-denominated PABs (2).          (29)            20              (9)
                                                            ---------      ---------       ---------
 Total.................................................     $     (42)     $      29       $     (13)
                                                            =========      =========       =========
For the Year Ended December 31, 2011:
Interest rate swaps:...... Fixed maturity securities....    $      (7)     $       5       $      (2)
                           Policyholder liabilities (1).           36            (38)             (2)
Foreign currency swaps:... Foreign-denominated PABs (2).          (52)            30             (22)
                                                            ---------      ---------       ---------
 Total.................................................     $     (23)     $      (3)      $     (26)
                                                            =========      =========       =========
For the Year Ended December 31, 2010:
Interest rate swaps:...... Fixed maturity securities....    $      (1)     $       1       $      --
                           Policyholder liabilities (1).          (13)             8              (5)
Foreign currency swaps:... Foreign-denominated PABs (2).          (38)            14             (24)
                                                            ---------      ---------       ---------
 Total.................................................     $     (52)     $      23       $     (29)
                                                            =========      =========       =========

--------
(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

 Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified $0, $1 million and an insignificant amount from AOCI into net derivative gains (losses) for the years ended December 31, 2012, 2011 and 2010, respectively, related to such discontinued cash flow hedges.

  At December 31, 2012 and 2011, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed seven years and five years, respectively.

  At December 31, 2012 and 2011, the balance in AOCI associated with cash flow hedges was $243 million and $239 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity:

                                  Amount of Gains (Losses)  Amount and Location of Gains       Amount and Location of
                                  Deferred in Accumulated    (Losses) Reclassified from            Gains (Losses)
Derivatives in Cash Flow         Other Comprehensive Income Accumulated Other Comprehensive  Recognized in Income (Loss)
Hedging Relationships              (Loss) on Derivatives    Income (Loss) into Income (Loss)       on Derivatives
------------------------         -------------------------- -------------------------------- ---------------------------
                                    (Effective Portion)          (Effective Portion)            (Ineffective Portion)
                                 -------------------------- -------------------------------- ---------------------------
                                                            Net Derivative   Net Investment        Net Derivative
                                                            Gains (Losses)       Income            Gains (Losses)
                                                            --------------   --------------  ---------------------------
                                                                    (In millions)
For the Year Ended December 31,
 2012:
  Interest rate swaps...........     $              21      $          --     $        --         $              1
  Interest rate forwards........                     1                  1               1                       --
  Foreign currency swaps........                   (15)                 1              --                       (1)
  Credit forwards...............                    --                 --              --                       --
                                     -----------------      -------------     -----------         ----------------
  Total.........................     $               7      $           2     $         1         $             --
                                     =================      =============     ===========         ================
For the Year Ended December 31,
 2011:
  Interest rate swaps...........     $             132      $           1     $        --         $             --
  Interest rate forwards........                   208                  9              --                        1
  Foreign currency swaps........                    17                 (2)             --                       --
  Credit forwards...............                    --                  1              --                       --
                                     -----------------      -------------     -----------         ----------------
  Total.........................     $             357      $           9     $        --         $              1
                                     =================      =============     ===========         ================
For the Year Ended December 31,
 2010:
  Interest rate swaps...........     $             (44)     $          --     $        --         $             --
  Interest rate forwards........                   (71)                 4              --                       (1)
  Foreign currency swaps........                    (6)                (3)             --                       --
  Credit forwards...............                    14                 --              --                       --
                                     -----------------      -------------     -----------         ----------------
  Total.........................     $            (107)     $           1     $        --         $             (1)
                                     =================      =============     ===========         ================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2012, $1 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.5 billion and $2.1 billion at December 31, 2012 and 2011, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2012 and 2011, the Company would have received $22 million and paid $11 million, respectively, to terminate all of these contracts.

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                              December 31,
                                              -----------------------------------------------------------------------------
                                                               2012                                   2011
                                              -------------------------------------- --------------------------------------
                                                            Maximum                                Maximum
                                              Estimated    Amount of                 Estimated      Amount
                                              Fair Value     Future       Weighted   Fair Value   of Future      Weighted
                                              of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced        Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                          Swaps      Swaps (2)    Maturity (3)   Swaps      Swaps (2)    Maturity (3)
---------------------------------------       ---------- -------------- ------------ ---------- -------------- ------------
                                                    (In millions)                          (In millions)
Aaa/Aa/A
Single name credit default swaps (corporate).  $      3     $    167        3.2       $      2     $    212        4.3
Credit default swaps referencing indices.....        10          650        2.1             --          661        3.1
                                               --------     --------                  --------     --------
  Subtotal...................................        13          817        2.3              2          873        3.4
                                               --------     --------                  --------     --------
Baa
Single name credit default swaps (corporate).         4          479        3.8            (6)          434        4.6
Credit default swaps referencing indices.....         5        1,124        4.8            (7)          793        4.8
                                               --------     --------                  --------     --------
  Subtotal...................................         9        1,603        4.5           (13)        1,227        4.7
                                               --------     --------                  --------     --------
B
Single name credit default swaps (corporate).        --           --         --             --           --         --
Credit default swaps referencing indices.....        --           36        5.0             --           --         --
                                               --------     --------                  --------     --------
  Subtotal...................................        --           36        5.0             --           --         --
                                               --------     --------                  --------     --------
   Total.....................................  $     22     $  2,456        3.8       $   (11)     $  2,100        4.2
                                               ========     ========                  ========     ========

--------
(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

  The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for netting of payments by product and currency for periodic settlements and a single net payment to be made by one party upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives. See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

  The Company enters into various collateral arrangements which require both the pledging and accepting of collateral in connection with its OTC derivatives. At December 31, 2012 and 2011, the Company was obligated to return cash collateral under its control of $897 million and $1.6 billion, respectively. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2012 and 2011, the Company had received collateral consisting of various securities with a fair market value of $689 million and $315 million, respectively, which were held in separate custodial accounts. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2012, none of the collateral had been sold or repledged.

  The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                            Estimated
                                          Fair Value of
                                            Collateral         Fair Value of Incremental
                                          Provided (2):        Collateral Provided Upon:
                                          -------------- --------------------------------------
                                                                           Downgrade in the
                                                                       Company's Credit Rating
                                                                       to a Level that Triggers
                         Estimated                         One Notch        Full Overnight
                       Fair Value of                     Downgrade In    Collateralization or
                     Derivatives in Net   Fixed Maturity the Company's      Termination of
                   Liability Position (1)   Securities   Credit Rating the Derivative Position
                   ---------------------- -------------- ------------- ------------------------
                                                  (In millions)
December 31, 2012.       $      143          $    121       $    2             $    28
December 31, 2011.       $       14          $      9       $    1             $    10

--------

(1)After taking into consideration the existence of netting agreements.

(2)Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2012 and 2011, the Company did not provide any cash collateral.

  The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2012 and 2011, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2012 and 2011, the Company provided cash collateral for exchange-traded futures of $86 million and $140 million, respectively, which is included in premiums, reinsurance and other receivables.

 Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; and certain debt and equity securities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                          December 31,
                                                                       ------------------
                                          Balance Sheet Location         2012      2011
                                      -------------------------------- --------  --------
                                                                          (In millions)
Net embedded derivatives within asset host contracts:
 Ceded guaranteed minimum benefits... Premiums, reinsurance and other receivables..................... $  3,551  $  2,815
 Options embedded in debt or equity
   securities........................ Investments.....................      (14)       (2)
                                                                       --------  --------
 Net embedded derivatives within asset host contracts................  $  3,537  $  2,813
                                                                       ========  ========
Net embedded derivatives within liability host contracts:
 Direct guaranteed minimum benefits.. PABs............................ $    705  $  1,363
 Assumed guaranteed minimum
   benefits.......................... PABs............................        4         4
 Funds withheld on ceded reinsurance. Other liabilities...............      552       416
                                                                       --------  --------
   Net embedded derivatives within liability host contracts........    $  1,261  $  1,783
                                                                       ========  ========

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                 Years Ended December 31,
                                                 ----------------------
                                                   2012      2011   2010
                                                 --------   ------ ------
                                                     (In millions)
         Net derivative gains (losses) (1), (2). $  1,269   $  273 $  132

--------
(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were ($235) million, 354 million and ($153) million for the years ended December 31, 2012, 2011 and 2010, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were $124 million, ($476) million and $210 million for the years ended December 31, 2012, 2011 and 2010, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses) included in the table above.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


9. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                        Level 1  Unadjusted quoted prices in active
                                 markets for identical assets or
                                 liabilities. The Company defines
                                 active markets based on average
                                 trading volume for equity securities.
                                 The size of the bid/ask spread is
                                 used as an indicator of market
                                 activity for fixed maturity
                                 securities.

                        Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                        Level 3  Unobservable inputs that are
                                 supported by little or no market
                                 activity and are significant to the
                                 determination of estimated fair value
                                 of the assets or liabilities.
                                 Unobservable inputs reflect the
                                 reporting entity's own assumptions
                                 about the assumptions that market
                                 participants would use in pricing the
                                 asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis, including those items for which the Company has elected the FVO, were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                        December 31, 2012
                                                      ------------------------------------------------------
                                                               Fair Value Hierarchy
                                                      --------------------------------------
                                                                                             Total Estimated
                                                        Level 1      Level 2      Level 3      Fair Value
                                                      ------------ ------------ ------------ ---------------
                                                                          (In millions)
Assets:
Fixed maturity securities:
  U.S. corporate..................................... $         -- $     17,461 $      1,434  $     18,895
  Foreign corporate..................................           --        8,577          868         9,445
  U.S. Treasury and agency...........................        5,082        3,782           --         8,864
  RMBS...............................................           --        5,460          278         5,738
  CMBS...............................................           --        2,231          125         2,356
  State and political subdivision....................           --        2,304           25         2,329
  ABS................................................           --        1,910          343         2,253
  Foreign government.................................           --        1,085            3         1,088
                                                      ------------ ------------ ------------  ------------
   Total fixed maturity securities...................        5,082       42,810        3,076        50,968
                                                      ------------ ------------ ------------  ------------
Equity securities:
  Common stock.......................................           70           81           26           177
  Non-redeemable preferred stock.....................           --           47           93           140
                                                      ------------ ------------ ------------  ------------
   Total equity securities...........................           70          128          119           317
                                                      ------------ ------------ ------------  ------------
FVO securities:
  FVO general account securities.....................           --            9           --             9
  FVO contractholder-directed unit-linked
   investments (1)...................................           --           --           --            --
                                                      ------------ ------------ ------------  ------------
   Total FVO securities..............................           --            9           --             9
                                                      ------------ ------------ ------------  ------------
Short-term investments (2)...........................        1,233        1,285           13         2,531
Mortgage loans held by CSEs..........................           --        2,666           --         2,666
Derivative assets: (3)
  Interest rate......................................           --        1,643          148         1,791
  Foreign currency exchange rate.....................           --           76           --            76
  Credit.............................................           --           13           10            23
  Equity market......................................           --          469           11           480
                                                      ------------ ------------ ------------  ------------
   Total derivative assets...........................           --        2,201          169         2,370
                                                      ------------ ------------ ------------  ------------
Net embedded derivatives within asset host contracts
 (4).................................................           --           --        3,551         3,551
Separate account assets (5)..........................          201       85,772          141        86,114
                                                      ------------ ------------ ------------  ------------
   Total assets...................................... $      6,586 $    134,871 $      7,069  $    148,526
                                                      ============ ============ ============  ============
Liabilities:
Derivative liabilities: (3)
  Interest rate...................................... $          7 $        767 $         29  $        803
  Foreign currency exchange rate.....................           --           67           --            67
  Credit.............................................           --            3           --             3
  Equity market......................................           27            8           62            97
                                                      ------------ ------------ ------------  ------------
   Total derivative liabilities......................           34          845           91           970
                                                      ------------ ------------ ------------  ------------
Net embedded derivatives within liability host
 contracts (4).......................................           --           --        1,261         1,261
Long-term debt of CSEs...............................           --        2,559           --         2,559
                                                      ------------ ------------ ------------  ------------
   Total liabilities................................. $         34 $      3,404 $      1,352  $      4,790
                                                      ============ ============ ============  ============

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

                                                                             December 31, 2011
                                                      ---------------------------------------------------------------
                                                                   Fair Value Hierarchy
                                                      ----------------------------------------------
                                                                                                     Total Estimated
                                                         Level 1         Level 2         Level 3       Fair Value
                                                      -------------- --------------- --------------- ----------------
                                                                               (In millions)
Assets:
Fixed maturity securities:
  U.S. corporate..................................... $           -- $        15,907 $         1,432 $         17,339
  Foreign corporate..................................             --           7,913             580            8,493
  U.S. Treasury and agency...........................          4,326           3,722              --            8,048
  RMBS...............................................             --           6,255             239            6,494
  CMBS...............................................             --           2,080             147            2,227
  State and political subdivision....................             --           2,032              23            2,055
  ABS................................................             --           1,658             220            1,878
  Foreign government.................................             --           1,245               2            1,247
                                                      -------------- --------------- --------------- ----------------
   Total fixed maturity securities...................          4,326          40,812           2,643           47,781
                                                      -------------- --------------- --------------- ----------------
Equity securities:
  Common stock.......................................             51              74              21              146
  Non-redeemable preferred stock.....................             --              30              76              106
                                                      -------------- --------------- --------------- ----------------
   Total equity securities...........................             51             104              97              252
                                                      -------------- --------------- --------------- ----------------
FVO securities:
  FVO general account securities.....................             --              49              --               49
  FVO contractholder-directed unit-linked
   investments.......................................          3,616              --              --            3,616
                                                      -------------- --------------- --------------- ----------------
   Total FVO securities..............................          3,616              49              --            3,665
                                                      -------------- --------------- --------------- ----------------
Short-term investments (2)...........................            865           1,684              10            2,559
Mortgage loans held by CSEs..........................             --           3,138              --            3,138
Derivative assets: (3)
  Interest rate......................................             10           1,708             187            1,905
  Foreign currency exchange rate.....................             --             306              --              306
  Credit.............................................             --              12               6               18
  Equity market......................................              4             482              51              537
                                                      -------------- --------------- --------------- ----------------
   Total derivative assets...........................             14           2,508             244            2,766
                                                      -------------- --------------- --------------- ----------------
Net embedded derivatives within asset host contracts
 (4).................................................             --              --           2,815            2,815
Separate account assets (5)..........................            185          72,244             130           72,559
                                                      -------------- --------------- --------------- ----------------
   Total assets...................................... $        9,057 $       120,539 $         5,939 $        135,535
                                                      ============== =============== =============== ================
Liabilities:
Derivative liabilities: (3)
  Interest rate...................................... $            1 $           566 $            13 $            580
  Foreign currency exchange rate.....................             --              62              --               62
  Credit.............................................             --              21               7               28
  Equity market......................................             --               2               8               10
                                                      -------------- --------------- --------------- ----------------
   Total derivative liabilities......................              1             651              28              680
                                                      -------------- --------------- --------------- ----------------
Net embedded derivatives within liability host
 contracts (4).......................................             --              --           1,783            1,783
Long-term debt of CSEs...............................             --           3,065              --            3,065
                                                      -------------- --------------- --------------- ----------------
   Total liabilities................................. $            1 $         3,716 $         1,811 $          5,528
                                                      ============== =============== =============== ================

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

--------
(1)During June 2012, the Company disposed of MetLife Europe which held the FVO contractholder-directed unit-linked investments. See Note 3.

(2)Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(3)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(4)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities in the consolidated balance sheets. At December 31, 2012, fixed maturity securities and equity securities included embedded derivatives of $0 and ($14) million, respectively. At December 31, 2011, fixed maturity securities and equity securities included embedded derivatives of $1 million and ($3) million, respectively.

(5)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a monthly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company of Connecticut's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by reviewing such pricing with the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 0.5% of the total estimated fair value of fixed maturity securities and 8% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs

    When available, the estimated fair value of these investments are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs is determined on a basis consistent with the methodologies described herein for securities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


   Level 2 Valuation Techniques and Key Inputs:

     This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. FVO securities and short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

     U.S. corporate and foreign corporate securities

       These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

     U.S. Treasury and agency securities

       These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

     Structured securities comprised of RMBS, CMBS and ABS

       These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

     Foreign government and state and political subdivision securities

       These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

     Common and non-redeemable preferred stock

       These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


    Level 3 Valuation Techniques and Key Inputs:

     In general, fixed maturity securities and equity securities classified within Level 3 use many of the same valuation techniques and inputs as described in the Level 2 Valuation Techniques and Key Inputs. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

     Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

     U.S. corporate and foreign corporate securities

       These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments or spreads over below investment grade curves to reflect industry trends or specific credit-related issues; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

     Structured securities comprised of RMBS, CMBS and ABS

       These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data including spreads over below investment grade curves to reflect industry trends on specific credit-related issues. Below investment grade securities, alternative residential mortgage loan RMBS and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

     Foreign government and state and political subdivision securities

       These securities are principally valued using the market and income approaches. Valuation is based primarily on independent non-binding broker quotations and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

     Common and non-redeemable preferred stock

       These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Mortgage Loans Held by CSEs

    The Company consolidates certain securitization entities that hold mortgage loans.

    Level 2 Valuation Techniques and Key Inputs:

     These investments are principally valued using the market approach. The principal market for these investments is the securitization market. The Company uses the quoted securitization market price of the obligations of the CSEs to determine the estimated fair value of these commercial loan portfolios. These market prices are determined principally by independent pricing services using observable inputs.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents.

    Level 2 Valuation Techniques and Key Inputs:

     These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs." Also included are certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAVs provided by the fund managers.

   Level 3 Valuation Techniques and Key Inputs:

     These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs." Separate account assets within this level also include other limited partnership interests. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "--Investments."

  The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivatives using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Most inputs for OTC derivatives are mid-market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Freestanding Derivatives

    Level 2 Valuation Techniques and Key Inputs:

     This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

    Interest rate

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and LIBOR basis curves.

     Option-based. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

    Foreign currency exchange rate

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates and cross currency basis curves.

    Credit

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

    Equity market

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels and dividend yield curves.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


     Option-based. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

   Level 3 Valuation Techniques and Key Inputs:

     These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

    Interest rate

     Non-option-based. -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and LIBOR basis curves.

    Credit

     Non-option-based. -- Significant unobservable inputs may include credit spreads, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

    Equity market

     Non-option-based. -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

 Embedded Derivatives

  Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

  The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

  The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

  Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

  The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

  Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

  The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

  The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Embedded Derivatives Within Asset and Liability Host Contracts

   Level 3 Valuation Techniques and Key Inputs:

     Direct and Assumed Guaranteed Minimum Benefits

       These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

     Reinsurance Ceded on Certain Guaranteed Minimum Benefits

       These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and Assumed Guaranteed Minimum Benefits" and also include counterparty credit spreads.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    During 2012, there were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2012. During 2011, transfers between Levels 1 and 2 were not significant for assets and liabilities measured at estimated fair value and still held at December 31, 2011.

  Transfers into or out of Level 3:

    Transfers into or out of Level 3 are presented in the tables which follow. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or spreads from below investment grade curves.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2012.


                                               Valuation Techniques                  Significant Unobservable Inputs
                                        ------------------------------------ ------------------------------------------------
Fixed maturity securities:

  U.S. corporate and foreign corporate  . Matrix pricing                     . Delta spread adjustments (1)
                                                                             .Illiquidity premium (1)
                                                                             .Spreads from below investment grade curves (1)
                                                                             .Offered quotes (2)
                                        .Market pricing                      .Quoted prices (2)
                                        .Consensus pricing                   .Offered quotes (2)
                                        -------------------------------------------------------------------------------------

  RMBS                                  .Matrix pricing and discounted cash
                                         flow                                .Spreads from below investment grade curves (1)
                                        .Market pricing                      .Quoted prices (2)
                                        -------------------------------------------------------------------------------------

  CMBS                                  .Matrix pricing and discounted cash
                                         flow                                .Spreads from below investment grade curves (1)
                                        .Market pricing                      .Quoted prices (2)
                                        -------------------------------------------------------------------------------------

  ABS                                   .Matrix pricing and discounted cash
                                         flow                                .Spreads from below investment grade curves (1)
                                        .Market pricing                      .Quoted prices (2)
                                        .Consensus pricing                   .Offered quotes (2)
                                        -------------------------------------------------------------------------------------

Derivatives:

  Interest rate                         .Present value techniques            .Swap yield (1)
                                        -------------------------------------------------------------------------------------

  Credit                                .Present value techniques            .Credit spreads (1)
                                        .Consensus pricing                   .Offered quotes (3)
                                        -------------------------------------------------------------------------------------
  Equity market                         .Present value techniques            .Volatility
                                        -------------------------------------------------------------------------------------

Embedded derivatives:

  Direct and ceded guaranteed
 minimum benefits                       .Option pricing techniques           .Mortality rates:
                                                                                Ages 0 - 40
                                                                                Ages 41 -60
                                                                                Ages 61 -115
                                                                             .Lapse rates:
                                                                                Durations 1 - 10
                                                                                Durations 11 - 20
                                                                                Durations 21 - 116

                                                                             .Utilization rates (4)
                                                                             .Withdrawal rates
                                                                             .Long-term equity volatilities
                                                                             .Nonperformance risk spread
                                        -------------------------------------------------------------------------------------

                                                                   Weighted
        Significant Unobservable Inputs               Range        Average
------------------------------------------------ --------------    --------


.. Delta spread adjustments (1)                       9  -     500    105
..Illiquidity premium (1)                            30  -      30
..Spreads from below investment grade curves (1)   (157) -     876    227
..Offered quotes (2)                                100  -     100
..Quoted prices (2)                                 (40) -     577    143
..Offered quotes (2)                                 35  -     555
-------------------------


..Spreads from below investment grade curves (1)     40  -   2,367    436
..Quoted prices (2)                                 100  -     100    100
-------------------------


..Spreads from below investment grade curves (1)     10  -   9,164    413
..Quoted prices (2)                                 100  -     104    102
-------------------------


..Spreads from below investment grade curves (1)     --  -     900    152
..Quoted prices (2)                                  97  -     102    100
..Offered quotes (2)                                 50  -     111
-------------------------



..Swap yield (1)                                    221  -     353
-------------------------

..Credit spreads (1)                                100  -     100
..Offered quotes (3)
-------------------------
..Volatility                                         18% -      26%
-------------------------




..Mortality rates:
   Ages 0 - 40                                       0% -    0.10%
   Ages 41 -60                                    0.05% -    0.64%
   Ages 61 -115                                   0.32% -     100%
..Lapse rates:
   Durations 1 - 10                               0.50% -     100%
   Durations 11 - 20                                 3% -     100%
   Durations 21 - 116                                3% -     100%

..Utilization rates (4)                              20% -      50%
..Withdrawal rates                                 0.07% -      10%
..Long-term equity volatilities                   17.40% -      25%
..Nonperformance risk spread                       0.10% -    0.67%
-------------------------

--------
(1)For this unobservable input, range and weighted average are presented in basis points.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


(2)For this unobservable input, range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(3)At December 31, 2012, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(4)This range is attributable to certain GMIBs and lifetime withdrawal benefits.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement for other assets and liabilities classified within Level 3. These assets and liabilities are subject to the controls described under "-- Investments -- Valuation Controls and Procedures." Generally, all other classes of securities including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance use the same valuation techniques and significant unobservable inputs as previously described for Level 3 fixed maturity securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The long-term debt of CSEs is valued using independent non-binding broker quotations and internal models including matrix pricing and discounted cash flow methodologies using current interest rates. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these assets and liabilities is similar in nature to that described below. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements" and Note 10.

  A description of the sensitivity of the estimated fair value to changes in the significant unobservable inputs for certain of the major asset and liability classes described above is as follows:

  Securities

   Significant spread widening in isolation will adversely impact the overall valuation, while significant spread tightening will lead to substantial valuation increases. Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations. Significant increases (decreases) in offered quotes in isolation would result in substantially higher (lower) valuations. For U.S. and foreign corporate securities, significant increases (decreases) in illiquidity premiums in isolation would result in substantially lower (higher) valuations. For RMBS, CMBS and ABS, changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

  Interest rate derivatives

   Significant increases (decreases) in the unobservable portion of the swap yield curve in isolation will result in substantial valuation changes.

  Credit derivatives

   Credit derivatives with significant unobservable inputs are primarily comprised of credit default swaps written by the Company. Significant credit spread widening in isolation will result in substantially higher adverse valuations, while significant spread tightening will result in substantially lower adverse valuations. Significant increases (decreases) in offered quotes in isolation will result in substantially higher (lower) valuations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Equity market derivatives

   Significant decreases in equity volatility in isolation will adversely impact overall valuation, while significant increases in equity volatility will result in substantial valuation increases.

  Direct and ceded guaranteed minimum benefits

   For any increase (decrease) in mortality and lapse rates, the fair value of the guarantees will decrease (increase). For any increase (decrease) in utilization and volatility, the fair value of the guarantees will increase (decrease). Specifically for GMWBs, for any increase (decrease) in withdrawal rates, the fair value of the guarantees will increase (decrease). Specifically for GMABs and GMIBs, for any increase (decrease) in withdrawal rates, the fair value of the guarantees will decrease (increase).

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective periods:

                                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      -------------------------------------------------------------------------------------
                                                                   Fixed Maturity Securities:
                                      -------------------------------------------------------------------------------------
                                                               U.S.                         State and
                                         U.S.      Foreign   Treasury                       Political             Foreign
                                       Corporate  Corporate and Agency   RMBS      CMBS    Subdivision    ABS    Government
                                      ----------  --------- ---------- --------  --------  ----------- --------  ----------
                                                                          (In millions)
Year Ended December 31, 2012:
Balance, January 1,.................. $    1,432  $    580   $    --   $    239  $    147    $    23   $    220   $      2
Total realized/unrealized gains
 (losses) included in:
  Net income (loss): (1), (2)........
   Net investment income.............          7        --        --         --        --         --         --         --
   Net investment gains (losses).....         --       (24)       --         (4)       (1)        --         --         --
   Net derivative gains (losses).....         --        --        --         --        --         --         --         --
  Other comprehensive income (loss)..         66        44        --         39         6          2          8          1
Purchases (3)........................        227       269        --         61        22         --        148         --
Sales (3)............................       (183)      (56)       --        (63)      (71)        --        (15)        --
Issuances (3)........................         --        --        --         --        --         --         --         --
Settlements (3)......................         --        --        --         --        --         --         --         --
Transfers into Level 3 (4)...........         76        68        --          6        39         --         --         --
Transfers out of Level 3 (4).........       (191)      (13)       --         --       (17)        --        (18)        --
                                      ----------  --------   -------   --------  --------    -------   --------   --------
Balance, December 31,................ $    1,434  $    868   $    --   $    278  $    125    $    25   $    343   $      3
                                      ==========  ========   =======   ========  ========    =======   ========   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $        7  $      1   $    --   $     --  $     --    $    --   $     --   $     --
   Net investment gains (losses)..... $       --  $    (16)  $    --   $     (2) $     --    $    --   $     --   $     --
   Net derivative gains (losses)..... $       --  $     --   $    --   $     --  $     --    $    --   $     --   $     --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      ---------------------------------------------------------------------------------------
                                       Equity Securities:                       Net Derivatives: (6)
                                      -------------------              -------------------------------------
                                                   Non-                          Foreign
                                                redeemable                       Currency                           Net
                                       Common   Preferred  Short-term  Interest  Exchange            Equity      Embedded
                                       Stock      Stock    Investments   Rate      Rate    Credit    Market   Derivatives (7)
                                      --------  ---------- ----------- --------  -------- --------  --------  ---------------
                                                                                (In millions)
Year Ended December 31, 2012:
Balance, January 1,.................. $     21   $     76   $     10   $    174  $    --  $     (1) $     43     $  1,032
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............       --         --         --         --       --        --        --           --
   Net investment gains (losses).....       (2)        --         --         --       --        --        --           --
   Net derivative gains (losses).....       --         --         --          1       --        10       (91)       1,273
 Other comprehensive income (loss)...        9         20         --          1       --        --        --           --
Purchases (3)........................       --         --         13         --       --        --        --           --
Sales (3)............................       (2)        (3)       (10)        --       --        --        --           --
Issuances (3)........................       --         --         --        (10)      --        --        --           --
Settlements (3)......................       --         --         --        (47)      --        --        (3)         (15)
Transfers into Level 3 (4)...........       --         --         --         --       --        --        --           --
Transfers out of Level 3 (4).........       --         --         --         --       --         1        --           --
                                      --------   --------   --------   --------  -------  --------  --------     --------
Balance, December 31,................ $     26   $     93   $     13   $    119  $    --  $     10  $    (51)    $  2,290
                                      ========   ========   ========   ========  =======  ========  ========     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $     --   $     --   $     --   $     --  $    --  $     --  $     --     $     --
   Net investment gains (losses)..... $     (4)  $     --   $     --   $     --  $    --  $     --  $     --     $     --
   Net derivative gains (losses)..... $     --   $     --   $     --   $      3  $    --  $     11  $    (88)    $  1,282

                                      ----------



                                       Separate
                                       Account
                                      Assets (8)
                                      ----------

Year Ended December 31, 2012:
Balance, January 1,..................  $    130
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............        --
   Net investment gains (losses).....        16
   Net derivative gains (losses).....        --
 Other comprehensive income (loss)...        --
Purchases (3)........................         1
Sales (3)............................        (5)
Issuances (3)........................        --
Settlements (3)......................        --
Transfers into Level 3 (4)...........         1
Transfers out of Level 3 (4).........        (2)
                                       --------
Balance, December 31,................  $    141
                                       ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income.............  $     --
   Net investment gains (losses).....  $     --
   Net derivative gains (losses).....  $     --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      ----------------------------------------------------------------------------------------
                                                                     Fixed Maturity Securities:
                                      ----------------------------------------------------------------------------------------
                                                                U.S.                           State and
                                         U.S.      Foreign    Treasury                         Political              Foreign
                                       Corporate  Corporate  and Agency    RMBS       CMBS    Subdivision    ABS     Government
                                      ----------  ---------  ---------- ---------  ---------  ----------- ---------  ----------
                                                                            (In millions)
Year Ended December 31, 2011:
Balance, January 1,.................. $    1,510  $     880  $      34  $     282  $     130   $      32  $     321  $      14
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............          6          1         --          1         --          --         --         --
   Net investment gains (losses).....         32        (20)        --         (5)        --          --         (6)        --
   Net derivative gains (losses).....         --         --         --         --         --          --         --         --
 Other comprehensive income (loss)...         80         22         --         (9)        19          (8)         8         --
Purchases (3)........................         76        282         --         16         17          --        166         --
Sales (3)............................       (175)      (515)        --        (34)       (19)         (1)       (46)       (12)
Issuances (3)........................         --         --         --         --         --          --         --         --
Settlements (3)......................         --         --         --         --         --          --         --         --
Transfers into Level 3 (4)...........         40          3         --          1         --          --         --         --
Transfers out of Level 3 (4).........       (137)       (73)       (34)       (13)        --          --       (223)        --
                                      ----------  ---------  ---------  ---------  ---------   ---------  ---------  ---------
Balance, December 31,................ $    1,432  $     580  $      --  $     239  $     147   $      23  $     220  $       2
                                      ==========  =========  =========  =========  =========   =========  =========  =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $        6  $       1  $      --  $       1  $      --   $      --  $      --  $      --
   Net investment gains (losses)..... $       --  $      (9) $      --  $      (5) $      --   $      --  $      (2) $      --
   Net derivative gains (losses)..... $       --  $      --  $      --  $      --  $      --   $      --  $      --  $      --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                     Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      -------------------------------------------------------------------------------------------
                                       Equity Securities:                         Net Derivatives: (6)
                                      --------------------              ----------------------------------------
                                                    Non-                           Foreign
                                                 redeemable                        Currency                             Net
                                        Common   Preferred  Short-term   Interest  Exchange              Equity      Embedded
                                        Stock      Stock    Investments    Rate      Rate      Credit    Market   Derivatives (7)
                                      ---------  ---------- ----------- ---------  --------- ---------  --------  ---------------
                                                                                  (In millions)
Year Ended December 31, 2011:
Balance, January 1,.................. $      22  $     214   $     173  $     (61) $      -- $      11  $     12     $     677
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............        --         --          --         --         --        --        --            --
   Net investment gains (losses).....         2        (24)         (1)        --         --        --        --            --
   Net derivative gains (losses).....        --         --          --         50         --       (10)       32           277
 Other comprehensive income (loss)...        (6)         1          --        199         --        --        --            --
Purchases (3)........................         9         --          10         --         --        --         3            --
Sales (3)............................        (6)      (115)       (172)        --         --        --        --            --
Issuances (3)........................        --         --          --         --         --        (1)       (4)           --
Settlements (3)......................        --         --          --        (13)        --        (1)       --            78
Transfers into Level 3 (4)...........        --         --          --         (1)        --        --        --            --
Transfers out of Level 3 (4).........        --         --          --         --         --        --        --            --
                                      ---------  ---------   ---------  ---------  --------- ---------  --------     ---------
Balance, December 31,................ $      21  $      76   $      10  $     174  $      -- $      (1) $     43     $   1,032
                                      =========  =========   =========  =========  ========= =========  ========     =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $      --  $      --   $      --  $      --  $      -- $      --  $     --     $      --
   Net investment gains (losses)..... $      --  $      (3)  $      --  $      --  $      -- $      --  $     --     $      --
   Net derivative gains (losses)..... $      --  $      --   $      --  $      39  $      -- $     (10) $     33     $     279

                                      ----------



                                       Separate
                                       Account
                                      Assets (8)
                                      ----------

Year Ended December 31, 2011:
Balance, January 1,.................. $     133
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............        --
   Net investment gains (losses).....        (7)
   Net derivative gains (losses).....        --
 Other comprehensive income (loss)...        --
Purchases (3)........................         5
Sales (3)............................        (1)
Issuances (3)........................        --
Settlements (3)......................        --
Transfers into Level 3 (4)...........        --
Transfers out of Level 3 (4).........        --
                                      ---------
Balance, December 31,................ $     130
                                      =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $      --
   Net investment gains (losses)..... $      --
   Net derivative gains (losses)..... $      --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      -----------------------------------------------------------------------------------------
                                                                      Fixed Maturity Securities:
                                      -----------------------------------------------------------------------------------------
                                                                U.S.                           State and
                                         U.S.      Foreign    Treasury                         Political               Foreign
                                       Corporate  Corporate  and Agency    RMBS       CMBS    Subdivision     ABS     Government
                                      ----------  ---------  ---------- ---------  ---------  ----------- ----------  ----------
                                                                            (In millions)
Year Ended December 31, 2010:
Balance, January 1,.................. $    1,605  $     994  $      33  $     272  $      45  $       32  $      290  $      16
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............          7         (1)        --          1         --          --           1         --
   Net investment gains (losses).....         (5)        (3)        --         (4)        --          --          (5)        --
   Net derivative gains (losses).....         --         --         --         --         --          --          --         --
 Other comprehensive income (loss)...         79         90          2         47         21           4          34         --
Purchases, sales, issuances and
 settlements (3).....................       (173)      (199)        (1)       (48)         1          (1)         53          4
Transfers into Level 3 (4)...........        147        114         --         21         85          --          --          3
Transfers out of Level 3 (4).........       (150)      (115)        --         (7)       (22)         (3)        (52)        (9)
                                      ----------  ---------  ---------  ---------  ---------  ----------  ----------  ---------
Balance, December 31,................ $    1,510  $     880  $      34  $     282  $     130  $       32  $      321  $      14
                                      ==========  =========  =========  =========  =========  ==========  ==========  =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $        6  $      --  $      --  $      --  $      --  $       --  $        1  $      --
   Net investment gains (losses)..... $      (10) $      --  $      --  $      (2) $      --  $       --  $       --  $      --
   Net derivative gains (losses)..... $       --  $      --  $      --  $      --  $      --  $       --  $       --  $      --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                              Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      ---------------------------------------------------------------------------------------
                                      Equity Securities:                  Net Derivatives: (6)
-                                     ----------------               ------------------------------
                                                 Non-                         Foreign
                                              redeemable                      Currency                     Net        Separate
                                      Common  Preferred  Short-term  Interest Exchange        Equity    Embedded      Account
                                      Stock     Stock    Investments   Rate     Rate   Credit Market Derivatives (7) Assets (8)
                                      ------  ---------- ----------- -------- -------- ------ ------ --------------- ----------
                                                                           (In millions)
Year Ended December 31, 2010:
Balance, January 1,.................. $   11   $    258    $     8    $   2    $   23  $   4  $  18     $     445      $  153
Total realized/unrealized gains
 (losses) included in:
  Net income (loss): (1), (2)
   Net investment income.............     --         --          1       --        --     --     --            --          --
   Net investment gains (losses).....      5         15         --       --        --     --     --            --          (5)
   Net derivative gains (losses).....     --         --         --       10        --      3     (6)          135          --
  Other comprehensive income
   (loss)............................      3          6         --      (71)       --     13     --            --          --
Purchases, sales, issuances and
 settlements (3).....................      3        (65)       164       (2)       --     (9)    --            97         (12)
Transfers into Level 3 (4)...........     --         --         --       --        --     --     --            --          --
Transfers out of Level 3 (4).........     --         --         --       --       (23)    --     --            --          (3)
                                      ------   --------    -------    -----    ------  -----  -----     ---------      ------
Balance, December 31,................ $   22   $    214    $   173    $ (61)   $   --  $  11  $  12     $     677      $  133
                                      ======   ========    =======    =====    ======  =====  =====     =========      ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $   --   $     --    $     1    $  --    $   --  $  --  $  --     $      --      $   --
   Net investment gains (losses)..... $   --   $     --    $    --    $  --    $   --  $  --  $  --     $      --      $   --
   Net derivative gains (losses)..... $   --   $     --    $    --    $  10    $   --  $   3  $  (6)    $     137      $   --

--------
(1)Amortization of premium/discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Relates to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Fair Value Option

  The following table presents information for certain assets and liabilities held by CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                             December 31,
                                                                           -----------------
                                                                             2012     2011
                                                                           -------- --------
                                                                             (In millions)
Assets: (1)
Unpaid principal balance.................................................. $  2,539 $  3,019
Difference between estimated fair value and unpaid principal balance......      127      119
                                                                           -------- --------
 Carrying value at estimated fair value................................... $  2,666 $  3,138
                                                                           ======== ========
Liabilities: (1)
Contractual principal balance............................................. $  2,444 $  2,925
Difference between estimated fair value and contractual principal balance.      115      140
                                                                           -------- --------
 Carrying value at estimated fair value................................... $  2,559 $  3,065
                                                                           ======== ========

--------
(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value of these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs is recognized in net investment income. Interest expense from long-term debt of CSEs is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods presented; that is, they are not measured at fair value on a recurring basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                        Years Ended December 31,
                   -------------------------------------------------------------------------------------------------
                                 2012                             2011                             2010
                   -------------------------------  -------------------------------  -------------------------------
                    Carrying    Carrying             Carrying    Carrying             Carrying    Carrying
                      Value       Value                Value       Value                Value       Value
                    Prior to      After     Gains    Prior to      After     Gains    Prior to      After     Gains
                   Measurement Measurement (Losses) Measurement Measurement (Losses) Measurement Measurement (Losses)
                   ----------- ----------- -------- ----------- ----------- -------- ----------- ----------- --------
                                                             (In millions)
Mortgage loans,
 net (1)..........  $      61   $     65    $    4   $     --     $    8    $     8    $    --     $    --   $    --
Other limited
 partnership
 interests (2)....  $       9   $      6    $   (3)  $      7     $    5    $    (2)   $    33     $    22   $   (11)
Real estate joint
 ventures (3).....  $       5   $      2    $   (3)  $     --     $   --    $    --    $    25     $     5   $   (20)
Goodwill (4)......  $     394   $     --    $ (394)  $     --     $   --    $    --    $    --     $    --   $    --

--------
(1)The carrying value after measurement has been adjusted for the excess of the carrying value prior to measurement over the estimated fair value. Estimated fair values for impaired mortgage loans are based on

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

   independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows.

(2)These investments were accounted for using the cost method. Estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2012 and 2011 were not significant.

(3)These investments were accounted for using the cost method. Estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include several real estate funds that typically invest primarily in commercial real estate. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2012 and 2011 were not significant.

(4)As discussed in Note 10, in 2012, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of these financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximate carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. The tables below also exclude financial instruments reported at estimated fair value on a recurring basis. See "-- Recurring Fair Value Measurements." All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                              December 31, 2012
                                             ---------------------------------------------------
                                                         Fair Value Hierarchy
                                                      --------------------------
                                             Carrying                            Total Estimated
                                              Value    Level 1 Level 2 Level 3     Fair Value
                                             -------- -------- ------- --------- ---------------
                                                                (In millions)
Assets:
Mortgage loans, net......................... $  6,491  $   --  $    -- $   7,009   $     7,009
Policy loans................................ $  1,216  $   --  $   861 $     450   $     1,311
Real estate joint ventures.................. $     59  $   --  $    -- $     101   $       101
Other limited partnership interests......... $     94  $   --  $    -- $     103   $       103
Other invested assets....................... $    432  $   --  $   548 $      --   $       548
Premiums, reinsurance and other receivables. $  6,015  $   --  $    86 $   6,914   $     7,000
Liabilities:
PABs........................................ $ 22,613  $   --  $    -- $  24,520   $    24,520
Long-term debt.............................. $    791  $   --  $ 1,076 $      --   $     1,076
Other liabilities........................... $    237  $   --  $    81 $     156   $       237
Separate account liabilities................ $  1,296  $   --  $ 1,296 $      --   $     1,296
Commitments: (1)
Mortgage loan commitments................... $     --  $   --  $    -- $       1   $         1
Commitments to fund bank credit facilities
  and private corporate bond investments.... $     --  $   --  $     6 $      --   $         6

                                                                           December 31, 2011
                                                                       -------------------------
                                                                                    Estimated
                                                                       Carrying       Fair
                                                                        Value         Value
                                                                       --------- ---------------
                                                                             (In millions)
Assets:
Mortgage loans, net................................................... $   6,662   $     6,946
Policy loans.......................................................... $   1,203   $     1,307
Real estate joint ventures............................................ $      69   $       107
Other limited partnership interests................................... $      98   $       126
Other invested assets................................................. $     430   $       477
Premiums, reinsurance and other receivables........................... $   5,973   $     6,880
Liabilities:
PABs.................................................................. $  23,144   $    24,732
Long-term debt........................................................ $     792   $       970
Other liabilities..................................................... $     224   $       224
Separate account liabilities.......................................... $   1,240   $     1,240
Commitments: (1)
Mortgage loan commitments............................................. $      --   $        --
Commitments to fund bank credit facilities
  and private corporate bond investments.............................. $      --   $         7

--------
(1)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities. See Note 15 for additional information on these off-balance sheet obligations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

  The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

  Policy Loans

  Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Real Estate Joint Ventures and Other Limited Partnership Interests

  The amounts disclosed in the preceding tables consist of those investments accounted for using the cost method. The estimated fair values for such cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

  Other Invested Assets

  Other invested assets within the preceding tables are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

  Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables in the preceding tables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

  Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

  PABs

  PABs in the preceding tables include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

  The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

  Long-term Debt

  The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

  Other Liabilities

  Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

  Separate Account Liabilities

  Separate account liabilities included in the preceding tables represent those balances due to policyholders under contracts that are classified as investment contracts.

  Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

  Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

  The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund bank credit facilities and private corporate bonds that will be held for investment reflected in the above tables represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

10. Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Step 1 of the goodwill impairment process requires a comparison of the fair value of a reporting unit to its carrying value. In performing the Company's goodwill impairment tests, the estimated fair values of the reporting units are first determined using a market multiple valuation approach. When further corroboration is required, the Company uses a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, such as the Retail Annuities and Life & Other reporting units, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit. The estimated fair values of the Retail Annuities and Life & Other reporting units are particularly sensitive to equity market levels.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  In connection with its annual goodwill impairment testing, an actuarial appraisal which estimates the net worth of the reporting unit, the value of existing business and the value of new business was performed for the Retail Annuities reporting unit that resulted in a fair value of the reporting unit less than the carrying value, indicating a potential for goodwill impairment. The growing concern regarding an extended period of low interest rates was reflected in the fair value estimate, particularly on the returns a market buyer would assume on the fixed income portion of separate account annuity products. In addition, industry-wide inquiries by regulators on the use of affiliated captive reinsurers for off-shore entities to reinsure insurance risks may limit access to this type of capital structure. As a result, a market buyer may discount the ability to fully utilize these structures,

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

which also affected the fair value estimate of the reporting unit. Accordingly, the Company performed Step 2 of the goodwill impairment process, which compares the implied fair value of goodwill with the carrying value of that goodwill in the reporting unit to calculate the amount of goodwill impairment. The Company determined that all of the recorded goodwill associated with the Retail Annuities reporting unit was not recoverable and recorded a non-cash charge of $394 million ($147 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2012. Of this amount, $327 million ($80 million, net of income tax) was impaired at MetLife Insurance Company of Connecticut.

  In addition, the Company performed its annual goodwill impairment tests of its other reporting units and concluded that the fair values of all such reporting units were in excess of their carrying values and, therefore, their goodwill was not impaired.

  In the third quarter of 2012, the Company continued to realign certain products and businesses among its existing segments, as well as Corporate & Other. As a result, the Company reallocated $5 million of goodwill from Corporate & Other to the Retail segment. There were no acquisitions, dispositions or impairments of goodwill for both the years ended December 31, 2011 and 2010.

  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                    Retail   Funding  & Other (1)  Total
                                   -------  --------- ----------- -------
                                                (In millions)
     Balance at December 31, 2011
     Goodwill..................... $   241   $   307    $   405   $   953
     Accumulated impairment.......      --        --         --        --
                                   -------   -------    -------   -------
      Total goodwill, net......... $   241   $   307    $   405   $   953

     Impairments.................. $  (218)  $    --    $  (176)  $  (394)

     Balance at December 31, 2012
     Goodwill.....................     241       307        405       953
     Accumulated impairment.......    (218)       --       (176)     (394)
                                   -------   -------    -------   -------
      Total goodwill, net......... $    23   $   307    $   229   $   559
                                   =======   =======    =======   =======

--------
(1)The $405 million of goodwill in Corporate & Other relates to goodwill acquired as a part of the 2005 Travelers acquisition. For purposes of goodwill impairment testing, $396 million of the $405 million of Corporate & Other goodwill was allocated to business units of the Retail and Corporate Benefit Funding segments in the amounts of $210 million and $186 million, respectively. The Retail segment amount was further allocated within the segment to the Life & Other and the Annuities reporting units in the amounts of $34 million and $176 million, respectively. Also included in Corporate & Other is $9 million of goodwill associated with ancillary group life and non-medical health business. As reflected in the table, the $176 million related to the Retail Annuities reporting unit was impaired in the third quarter of 2012.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


11. Debt

  Long-term debt outstanding was as follows:

                                                             December 31,
                                       Interest           -------------------
                                         Rate    Maturity   2012      2011
                                       --------  -------- --------- ---------
                                                             (In millions)
   Surplus notes -- affiliated........    8.60 %   2038   $     750 $     750
   Long-term debt -- unaffiliated (1).    7.03 %   2030          41        42
                                                          --------- ---------
    Total long-term debt (2)..........                    $     791 $     792
                                                          ========= =========

--------
(1)Principal and interest is paid quarterly.

(2)Excludes $2.6 billion and $3.1 billion of long-term debt relating to CSEs at December 31, 2012 and 2011, respectively. See Note 7.

  On December 23, 2010, Greater Sandhill I, LLC ("Greater Sandhill"), an affiliate of MLI-USA, issued to a third party $45 million of long-term notes maturing in 2030 with an interest rate of 7.03%. The notes were issued in exchange for certain investments, which are included in other invested assets. During the years ended December 31, 2012 and 2011, Greater Sandhill repaid
$1 million and $3 million, respectively, of the long-term notes.

  In December 2010, MetLife Insurance Company of Connecticut repaid the $200 million surplus note issued to MetLife Credit Corporation.

  The aggregate maturities of long-term debt at December 31, 2012 are $1 million in each of 2013, 2014, 2015, 2016 and 2017, and $786 million thereafter.

  Interest expense related to the Company's indebtedness included in other expenses was $68 million, $67 million and $70 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  Payments of interest and principal on the outstanding surplus notes, which are subordinate to all other obligations at the operating company level, may be made only with the prior approval of the insurance department of the state of domicile.

12. Equity

 Return of Capital

  During the year ended December 31, 2011, Sino-US MetLife Insurance Company Limited ("Sino"), an insurance underwriting joint venture of the Company accounted for under the equity method, merged with United MetLife Insurance Company Limited ("United"), another insurance underwriting joint venture of an affiliate of the Company. MetLife Insurance Company of Connecticut's ownership interest in the merged entity, Sino-US United MetLife Insurance Company Limited ("Sino-United") was determined based on its contributed capital and share of undistributed earnings of Sino compared to the contributed capital and undistributed earnings of all other investees of Sino and United. Since both of the joint ventures were under common ownership both prior to and subsequent to the merger, MetLife Insurance Company of Connecticut's investment in Sino-United is based on the carrying value of its investment in Sino. Pursuant to the merger, MetLife Insurance Company of Connecticut entered into an

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

agreement to pay the affiliate an amount based on the relative fair values of their respective investments in Sino-United. Accordingly, upon completion of the estimation of fair value, $47 million, representing a return of capital, was paid during the year ended December 31, 2011. MetLife Insurance Company of Connecticut's investment in Sino-United is accounted for under the equity method and is included in other invested assets.

 Common Stock

  The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which were outstanding at both December 31, 2012 and 2011. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MetLife Investors Group, Inc.

 Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). TAC for MetLife Insurance Company of Connecticut and its U.S. insurance subsidiary, MLI-USA, were in excess of four times Company Action RBC for all periods presented.

  As of December 31, 2012, the Company's sole foreign insurance subsidiary, MetLife Assurance Limited was regulated by authorities in the United Kingdom and was subject to minimum capital and solvency requirements before corrective action commences. As of December 31, 2012, the required capital and surplus was $143 million and the actual regulatory capital and surplus was $352 million. Each of the Company's foreign insurance subsidiaries exceeded minimum capital and solvency requirements of their respective countries for all other periods presented.

  MetLife Insurance Company of Connecticut and its insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Statutory net income (loss) of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $848 million, $46 million and $668 million for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $5.3 billion and $5.1 billion at December 31, 2012 and 2011, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Connecticut Insurance Department.

  Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was $84 million, $178 million and $2 million for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $1.7 billion at both December 31, 2012 and 2011. All such amounts are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

 Dividend Restrictions

  Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its stockholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner either approves the distribution of the dividend or does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)" reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2012, MetLife Insurance Company of Connecticut paid total dividends of $706 million. During June 2012, the Company distributed all of the issued and outstanding shares of common stock of MetLife Europe to its stockholders as an in-kind extraordinary dividend of $202 million, as calculated on a statutory basis. Regulatory approval for this extraordinary dividend was obtained due to the timing of payment. During December 2012, MetLife Insurance Company of Connecticut paid a dividend to its stockholders in the amount of $504 million, which represented its ordinary dividend capacity at year-end 2012. Due to the June 2012 in-kind dividend, a portion of this was extraordinary and regulatory approval was obtained. During the years ended December 31, 2011 and 2010, MetLife Insurance Company of Connecticut paid a dividend of $517 million and $330 million, respectively. Based on amounts at December 31, 2012, MetLife Insurance Company of Connecticut could pay a stockholder dividend in 2013 of $1.3 billion without prior approval of the Connecticut Commissioner.

  Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife Insurance Company of Connecticut as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2012, 2011 and 2010, MLI-USA did not pay dividends to MetLife Insurance Company of Connecticut. Because MLI-USA's statutory unassigned funds were negative at December 31, 2012, MLI-USA cannot pay any dividends in 2013 without prior regulatory approval.

 Other Comprehensive Income (Loss)

   The following table sets forth the balance and changes in AOCI including reclassification adjustments required for the years ended December 31, 2012, 2011 and 2010 in OCI that are included as part of net income for the current year that have been reported as a part of OCI in the current or prior year:

                                                                                   Years Ended December 31,
                                                                                  --------------------------
                                                                                    2012     2011      2010
                                                                                  -------  --------  -------
                                                                                         (In millions)
Holding gains (losses) on investments arising during the year.................... $ 1,343  $  3,157  $ 2,032
Income tax effect of holding gains (losses)......................................    (495)   (1,111)    (705)
Reclassification adjustments for recognized holding (gains) losses included
  in current year income.........................................................      95       (58)    (215)
Income tax effect of reclassification adjustments................................     (35)       20       74
Unrealized investment loss on dividend of subsidiary (see Note 3)................      (3)       --       --
Income tax on unrealized investment loss on dividend of subsidiary (see
  Note 3)........................................................................       1        --       --
Allocation of holding (gains) losses on investments relating to other
  policyholder amounts...........................................................    (581)     (678)    (305)
Income tax effect of allocation of holding (gains) losses to other policyholder
  amounts........................................................................     214       238      107
                                                                                  -------  --------  -------
Net unrealized investment gains (losses), net of income tax......................     539     1,568      988
Foreign currency translation adjustments, net of income tax expense (benefit) of
  $2 million, ($2) million and ($1) million......................................      31       (14)     (16)
Foreign currency translation adjustment on dividend of subsidiary, net of
  income tax expense (benefit) of $0, $0 and $0 (see Note 3).....................      59        --       --
                                                                                  -------  --------  -------
Other comprehensive income (loss), excluding cumulative effect of change in
  accounting principle...........................................................     629     1,554      972
Cumulative effect of change in accounting principle, net of income tax expense
  (benefit) of $0, $0 and $18 million (see Note 1)...............................      --        --       34
                                                                                  -------  --------  -------
Other comprehensive income (loss), net of income tax............................. $   629  $  1,554  $ 1,006
                                                                                  =======  ========  =======

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


13. Other Expenses

  Information on other expenses was as follows:

                                                    Years Ended December 31,
                                                  ----------------------------
                                                    2012      2011      2010
                                                  --------  --------  --------
                                                          (In millions)
Compensation..................................... $    364  $    306  $    283
Commissions......................................      939     1,418       936
Volume-related costs.............................      132       162       130
Affiliated interest costs on ceded reinsurance...      271       271       162
Capitalization of DAC............................     (872)   (1,342)     (858)
Amortization of DAC and VOBA.....................      941     1,156       770
Interest expense on debt and debt issuance costs.      231       389       472
Premium taxes, licenses and fees.................       63        75        47
Professional services............................       25        50        38
Rent.............................................       37        29        29
Other............................................      444       401       363
                                                  --------  --------  --------
 Total other expenses............................ $  2,575  $  2,915  $  2,372
                                                  ========  ========  ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt and Debt Issuance Costs

  Interest expense on debt and debt issuance costs includes interest expense on debt (see Note 11) and interest expense related to CSEs (see Note 7).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions.

  See Notes 6, 11 and 16 for discussion of affiliated expenses included in the table above.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


14. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                         Years Ended December 31,
                                                       -------------------------
                                                        2012     2011     2010
                                                        -----    -----   ------
                                                           (In millions)
    Current:
     Federal.......................................... $(235)   $(157)   $   55
     Foreign..........................................   (10)      (5)       (4)
                                                        -----    -----   ------
       Subtotal.......................................  (245)    (162)       51
                                                        -----    -----   ------
    Deferred:
     Federal..........................................   617      643       257
     Foreign..........................................    19       42        (5)
                                                        -----    -----   ------
       Subtotal.......................................   636      685       252
                                                        -----    -----   ------
         Provision for income tax expense (benefit)... $ 391    $ 523    $  303
                                                        =====    =====   ======

   The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations was as follows:

                                                 Years Ended December 31,
                                                 ------------------------
                                                   2012    2011     2010
                                                 -------  ------- -------
                                                       (In millions)
      Income (loss) from continuing operations:
       Domestic................................. $ 1,608  $ 1,634 $ 1,071
       Foreign..................................      (2)     122     (49)
                                                 -------  ------- -------
         Total.................................. $ 1,606  $ 1,756 $ 1,022
                                                 =======  ======= =======

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                                    Years Ended December 31,
                                                    ----------------------
                                                     2012     2011    2010
                                                    ------   ------  ------
                                                         (In millions)
     Tax provision at U.S. statutory rate.......... $  562   $  615  $  358
     Tax effect of:
      Tax-exempt investment income.................    (71)     (71)    (67)
      Prior year tax...............................      3       (9)      8
      Tax credits..................................     (8)     (11)     (6)
      Foreign tax rate differential................     13       (1)      5
      Change in valuation allowance................      1       (2)      4
      Goodwill impairment..........................   (109)      --      --
      Other, net...................................     --        2       1
                                                    ------   ------  ------
        Provision for income tax expense (benefit). $  391   $  523  $  303
                                                    ======   ======  ======

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                         December 31,
                                                     -------------------
                                                       2012       2011
                                                     --------  ---------
                                                        (In millions)
       Deferred income tax assets:
        Policyholder liabilities and receivables.... $    829  $     880
        Net operating loss carryforwards............       32        124
        Employee benefits...........................        3         --
        Capital loss carryforwards..................       --        123
        Investments, including derivatives..........       --        119
        Tax credit carryforwards....................       92        160
        Other.......................................       35         41
                                                     --------  ---------
          Total gross deferred income tax assets....      991      1,447
        Less: Valuation allowance...................        3          2
                                                     --------  ---------
          Total net deferred income tax assets......      988      1,445
                                                     --------  ---------
       Deferred income tax liabilities:
        Investments, including derivatives..........      258         --
        Net unrealized investment gains.............    1,336      1,021
        DAC and VOBA................................    1,317      1,350
        Other.......................................       15          9
                                                     --------  ---------
          Total deferred income tax liabilities.....    2,926      2,380
                                                     --------  ---------
          Net deferred income tax asset (liability). $ (1,938) $    (935)
                                                     ========  =========

  The following table sets forth the domestic, state, and foreign net operating loss carryforwards for tax purposes at December 31, 2012.

                                    Net Operating Loss
                                      Carryforwards
                           ------------------------------------
                                Amount           Expiration
                           ------------------ -----------------
                             (In millions)
                 Domestic. $               60 Beginning in 2025
                 State.... $               33 Beginning in 2013
                 Foreign.. $               35 Indefinite

  Domestic capital loss carryforwards of less than $1 million at December 31, 2012 will expire beginning in 2016. Tax credit carryforwards of $92 million at December 31, 2012 will expire beginning in 2026.

  The Company has recorded a valuation allowance related to tax benefits of certain state net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2012, the Company recorded an overall increase to the deferred tax valuation allowance of $1 million.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as a foreign jurisdiction. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations in major taxing jurisdictions for years prior to 2005. In 2012, the Company and the IRS completed and settled substantially all the issues identified in the audit years of 2005 and 2006. The issues not settled are under review at the IRS Appeals Division.

  The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

  A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                   Years Ended December 31,
                                                  -------------------------
                                                    2012     2011     2010
                                                  -------  -------  -------
                                                        (In millions)
   Balance at January 1,......................... $    29  $    38  $    44
   Additions for tax positions of prior years....      46       --        1
   Reductions for tax positions of prior years...     (76)      (3)      --
   Additions for tax positions of current year...       9        2       --
   Reductions for tax positions of current year..      (9)      (8)      (7)
                                                  -------  -------  -------
   Balance at December 31,....................... $    (1) $    29  $    38
                                                  =======  =======  =======
   Unrecognized tax benefits that, if recognized
     would impact the effective rate............. $    (1) $    (3) $    --
                                                  =======  =======  =======

  The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

  Interest was as follows:

                                                                   Years Ended December 31,
                                                                  --------------------------
                                                                    2012      2011    2010
                                                                  --------- -------- -------
                                                                        (In millions)
Interest recognized in the consolidated statements of operations. $     (9) $     -- $     5

                                                                               December 31,
                                                                           --------------------
                                                                              2012      2011
                                                                           ---------- ---------
                                                                              (In millions)
Interest included in other liabilities in the consolidated balance sheets. $       -- $       9

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company had no penalties for the years ended December 31, 2012, 2011 and 2010.

  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2012 and 2011, the Company recognized an income tax benefit of $70 million and $73 million, respectively, related to the separate account DRD. The 2012 benefit included an expense of less than $1 million related to a true-up of the 2011 tax return. The 2011 benefit included a benefit of $3 million related to a true-up of the 2010 tax return.

15. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

  The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

  Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

  The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for some of the matters below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2012.

  Matters as to Which an Estimate Can Be Made

  For some of the matters discussed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

made. As of December 31, 2012, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

  Matters as to Which an Estimate Cannot Be Made

  For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

 Unclaimed Property Inquiries

  In April 2012, MetLife, for itself and on behalf of entities including MetLife Insurance Company of Connecticut, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. As of year-end 2012, the unclaimed property regulators of 39 states and the District of Columbia, and the insurance regulators of 48 states and the District of Columbia have accepted the respective agreements. Pursuant to the agreements, MetLife will, among other things, take specified action to identify liabilities under life insurance, annuity, and retained asset contracts, to adopt specified procedures for seeking to contact and pay owners of the identified liabilities, and, to the extent that it is unable to locate such owners, to escheat these amounts with interest at a specified rate to the appropriate states. On December 28, 2012, the West Virginia Treasurer filed an action against the Company in West Virginia state court alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 14, 2012, the Treasurer filed a substantially identical suit against MLI-USA. At least one other jurisdiction is pursuing a similar market conduct examination. It is possible that other jurisdictions may pursue similar examinations, audits, or lawsuits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

 Sales Practices Claims

  Over the past several years, the Company has faced claims and regulatory inquires and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Connecticut General Life Insurance Company ("Connecticut General") and MetLife Insurance Company of Connecticut engaged in an arbitration proceeding to determine whether MetLife Insurance Company of Connecticut is owed money from Connecticut General or is required to refund several million dollars it collected and/or should stop submitting certain claims under reinsurance contracts in which Connecticut General reinsured

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

death benefits payable under certain MetLife Insurance Company of Connecticut annuities. The arbitration panel issued an interim final award, dated
August 28, 2012, which states that MetLife Insurance Company of Connecticut shall pay Connecticut General $11,369,675 in damages incurred through the second quarter of 2011 to be offset against $7,028,955 in claims due to MetLife Insurance Company of Connecticut through the fourth quarter of 2011. These amounts are being settled in accordance with the terms of the interim final award. The award also will lead MetLife Insurance Company of Connecticut to stop submitting certain claims under the reinsurance contracts.

  A former Tower Square Securities, Inc. ("Tower Square") financial services representative is alleged to have misappropriated funds from customers. The Illinois Securities Division, the U.S. Postal Inspector, the IRS, the Financial Industry Regulatory Authority, Inc. and the U.S. Attorney's Office conducted inquiries. Tower Square made remediation to all the affected customers. The Illinois Securities Division issued a Statement of Violations to Tower Square, and Tower Square conducted discussions with the Illinois Securities Division.

 Summary

  Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

  Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Assets and liabilities held for insolvency assessments were as follows:

                                                                  December 31,
                                                               -------------------
                                                                 2012      2011
                                                               --------- ---------
                                                                  (In millions)
Other Assets:
 Premium tax offset for future undiscounted assessments....... $      19 $      19
 Premium tax offsets currently available for paid assessments.         2         2
                                                               --------- ---------
                                                               $      21 $      21
                                                               ========= =========
Other Liabilities:
 Insolvency assessments....................................... $      37 $      39
                                                               ========= =========

  On September 1, 2011, the New York State Department of Financial Services filed a liquidation plan for Executive Life Insurance Company of New York ("ELNY"), which had been under rehabilitation by the Liquidation Bureau since 1991. The plan will involve the satisfaction of insurers' financial obligations under a number of state life and health insurance guaranty associations and also contemplates that additional industry support for certain ELNY policyholders will be provided. The Company recorded a net charge of $11 million, after tax, during the year ended December 31, 2011, related to ELNY.

Commitments

  Commitments to Fund Partnership Investments

  The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.0 billion and $1.2 billion at December 31, 2012 and 2011, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  Mortgage Loan Commitments

  The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $181 million and $167 million at December 31, 2012 and 2011, respectively.

  Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

  The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $144 million and $248 million at December 31, 2012 and 2011, respectively.

  Other Commitments

  The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2012 and 2011, the Company had agreed to fund up to $86 million and $90 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $106 million and $109 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $235 million and $272 million at December 31, 2012 and 2011, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2012 and 2011. The remainder of the risk was ceded to external reinsurers.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


16. Related Party Transactions

  Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                       Years Ended December 31,
                                      --------------------------
                                        2012     2011     2010
                                      -------- -------- --------
                                            (In millions)
               Compensation.......... $    360 $    259 $    244
               Commissions...........      609      992      561
               Volume-related costs..      200      225      177
               Professional services.       22       20       16
               Rent..................       37       26       26
               Other.................      429      331      300
                                      -------- -------- --------
                Total other expenses. $  1,657 $  1,853 $  1,324
                                      ======== ======== ========

  Revenues received from affiliates related to these agreements were recorded as follows:

                                                         Years Ended December 31,
                                                        --------------------------
                                                          2012     2011     2010
                                                        -------- -------- --------
                                                              (In millions)
Universal life and investment-type product policy fees. $    179 $    145 $    114
Other revenues......................................... $    166 $    136 $    101

  The Company had net receivables from affiliates of $107 million and $93 million at December 31, 2012 and 2011, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 6.

  See Notes 6, 7 and 11 for additional information on related party transactions.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2012
                                 (In millions)

                                                                               Amount at
                                                    Cost or       Estimated  Which Shown on
Types of Investments                           Amortized Cost (1) Fair Value Balance Sheet
--------------------                           ------------------ ---------- --------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........    $     7,678      $ 8,864    $     8,864
   Public utilities...........................          4,091        4,759          4,759
   State and political subdivision securities.          2,002        2,329          2,329
   Foreign government securities..............            876        1,088          1,088
   All other corporate bonds..................         20,925       23,025         23,025
                                                  -----------      -------    -----------
     Total bonds..............................         35,572       40,065         40,065
Mortgage-backed and asset-backed securities...          9,917       10,347         10,347
Redeemable preferred stock....................            516          556            556
                                                  -----------      -------    -----------
 Total fixed maturity securities..............         46,005       50,968         50,968
                                                  -----------      -------    -----------
Fair value option securities..................              8            9              9
                                                  -----------      -------    -----------
Equity securities:
Common stock:
 Industrial, miscellaneous and all other......            160          177            177
 Non-redeemable preferred stock...............            151          140            140
                                                  -----------      -------    -----------
   Total equity securities....................            311          317            317
                                                  -----------      -------    -----------
Mortgage loans, net...........................          9,157                       9,157
Policy loans..................................          1,216                       1,216
Real estate and real estate joint ventures....            708                         708
Other limited partnership interests...........          1,848                       1,848
Short-term investments........................          2,576                       2,576
Other invested assets.........................          2,961                       2,961
                                                  -----------                 -----------
     Total investments........................    $    64,790                 $    69,760
                                                  ===========                 ===========

--------

(1)The Company's fair value option securities portfolio is comprised of fixed maturity securities. Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2012 and 2011
                (In millions, except share and per share data)

                                                                                                                   2012
                                                                                                                -----------
Condensed Balance Sheets
Assets
Investments:...................................................................................................
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $32,018 and $31,856,
   respectively)............................................................................................... $    35,152
  Equity securities available-for-sale, at estimated fair value (cost: $273 and $288, respectively)............         277
  Fair value option securities, at estimated fair value........................................................          --
  Mortgage loans (net of valuation allowances of $22 and $37, respectively)....................................       4,703
  Policy loans.................................................................................................       1,086
  Real estate and real estate joint ventures...................................................................         371
  Other limited partnership interests..........................................................................       1,181
  Short-term investments, principally at estimated fair value..................................................       1,833
  Investment in subsidiaries...................................................................................       6,849
  Loans to subsidiaries........................................................................................         305
  Other invested assets, principally at estimated fair value...................................................       1,682
                                                                                                                -----------
    Total investments..........................................................................................      53,439
  Cash and cash equivalents, principally at estimated fair value...............................................         553
  Accrued investment income....................................................................................         316
  Premiums, reinsurance and other receivables..................................................................       7,003
  Receivables from subsidiaries................................................................................         795
  Deferred policy acquisition costs and value of business acquired.............................................         797
  Current income tax recoverable...............................................................................          --
  Goodwill.....................................................................................................         558
  Other assets.................................................................................................         140
  Separate account assets......................................................................................      15,238
                                                                                                                -----------
    Total assets............................................................................................... $    78,839
                                                                                                                ===========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits......................................................................................... $    19,632
Policyholder account balances..................................................................................      24,039
Other policy-related balances..................................................................................         872
Payables for collateral under securities loaned and other transactions.........................................       6,477
Long-term debt -- affiliated...................................................................................         750
Current income tax payable.....................................................................................           3
Deferred income tax liability..................................................................................         255
Other liabilities..............................................................................................         824
Separate account liabilities...................................................................................      15,238
                                                                                                                -----------
    Total liabilities..........................................................................................      68,090
                                                                                                                -----------
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2012 and 2011.....................................................................          86
Additional paid-in capital.....................................................................................       6,718
Retained earnings..............................................................................................       1,545
Accumulated other comprehensive income (loss)..................................................................       2,400
                                                                                                                -----------
    Total stockholders' equity.................................................................................      10,749
                                                                                                                -----------
    Total liabilities and stockholders' equity................................................................. $    78,839
                                                                                                                ===========

                                                                                                                   2011
                                                                                                                -----------
Condensed Balance Sheets
Assets
Investments:...................................................................................................
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $32,018 and $31,856,
   respectively)............................................................................................... $    34,063
  Equity securities available-for-sale, at estimated fair value (cost: $273 and $288, respectively)............         244
  Fair value option securities, at estimated fair value........................................................          40
  Mortgage loans (net of valuation allowances of $22 and $37, respectively)....................................       5,109
  Policy loans.................................................................................................       1,101
  Real estate and real estate joint ventures...................................................................         351
  Other limited partnership interests..........................................................................       1,141
  Short-term investments, principally at estimated fair value..................................................       1,581
  Investment in subsidiaries...................................................................................       5,753
  Loans to subsidiaries........................................................................................         305
  Other invested assets, principally at estimated fair value...................................................       2,095
                                                                                                                -----------
    Total investments..........................................................................................      51,783
  Cash and cash equivalents, principally at estimated fair value...............................................         379
  Accrued investment income....................................................................................         358
  Premiums, reinsurance and other receivables..................................................................       6,993
  Receivables from subsidiaries................................................................................         728
  Deferred policy acquisition costs and value of business acquired.............................................       1,184
  Current income tax recoverable...............................................................................          66
  Goodwill.....................................................................................................         885
  Other assets.................................................................................................         155
  Separate account assets......................................................................................      15,739
                                                                                                                -----------
    Total assets............................................................................................... $    78,270
                                                                                                                ===========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits......................................................................................... $    19,509
Policyholder account balances..................................................................................      24,605
Other policy-related balances..................................................................................         730
Payables for collateral under securities loaned and other transactions.........................................       6,375
Long-term debt -- affiliated...................................................................................         750
Current income tax payable.....................................................................................          --
Deferred income tax liability..................................................................................          42
Other liabilities..............................................................................................         817
Separate account liabilities...................................................................................      15,739
                                                                                                                -----------
    Total liabilities..........................................................................................      68,567
                                                                                                                -----------
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2012 and 2011.....................................................................          86
Additional paid-in capital.....................................................................................       6,673
Retained earnings..............................................................................................       1,173
Accumulated other comprehensive income (loss)..................................................................       1,771
                                                                                                                -----------
    Total stockholders' equity.................................................................................       9,703
                                                                                                                -----------
    Total liabilities and stockholders' equity................................................................. $    78,270
                                                                                                                ===========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II

                Condensed Financial Information -- (Continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2012, 2011 and 2010
                                 (In millions)

                                                                  2012        2011       2010
                                                               ----------  ---------- ----------
Condensed Statements of Operations
Revenues
Premiums...................................................... $      144  $      148 $      148
Universal life and investment-type product policy fees........        662         632        633
Net investment income.........................................      1,854       1,943      2,018
Equity in earnings from subsidiaries..........................        875         640        193
Other revenues................................................        151         154        162
Net investment gains (losses).................................         20          14        102
Net derivative gains (losses).................................       (140)        241        (67)
                                                               ----------  ---------- ----------
 Total revenues...............................................      3,566       3,772      3,189
                                                               ----------  ---------- ----------
Expenses
Policyholder benefits and claims..............................        797         755        800
Interest credited to policyholder account balances............        666         710        691
Goodwill impairment...........................................        327          --         --
Other expenses................................................        584         784        744
                                                               ----------  ---------- ----------
 Total expenses...............................................      2,374       2,249      2,235
                                                               ----------  ---------- ----------
Income (loss) from continuing operations before provision for
  income tax..................................................      1,192       1,523        954
Provision for income tax expense (benefit)....................        (23)        290        235
                                                               ----------  ---------- ----------
Income (loss) from continuing operations, net of income tax...      1,215       1,233        719
Income (loss) from discontinued operations, net of income tax.          8          --         --
                                                               ----------  ---------- ----------
Net income (loss)............................................. $    1,223  $    1,233 $      719
                                                               ==========  ========== ==========
Comprehensive income (loss)................................... $    1,852  $    2,787 $    1,725
                                                               ==========  ========== ==========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II

                Condensed Financial Information -- (Continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2012, 2011 and 2010
                                 (In millions)

                                                                                            2012         2011       2010
                                                                                        -----------  -----------  --------
Condensed Statements of Cash Flows
Cash flows from operating activities
Net cash provided by operating activities.............................................. $     1,184  $       886  $  1,129
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities...........................................................      10,714       13,921    13,203
   Equity securities...................................................................          46          163       127
   Mortgage loans......................................................................         845          552       279
   Real estate and real estate joint ventures..........................................          47           12        14
   Other limited partnership interests.................................................         154          159        92
  Purchases of:........................................................................
   Fixed maturity securities...........................................................     (10,729)     (11,658)  (13,715)
   Equity securities...................................................................         (27)         (22)      (38)
   Mortgage loans......................................................................        (428)        (946)     (868)
   Real estate and real estate joint ventures..........................................         (77)         (83)      (80)
   Other limited partnership interests.................................................        (179)        (214)     (204)
  Cash received in connection with freestanding derivatives............................         362          375        93
  Cash paid in connection with freestanding derivatives................................        (322)        (453)     (102)
  Returns of capital from subsidiaries.................................................          84           49        51
  Capital contributions to subsidiaries................................................        (166)        (422)     (198)
  Issuances of loans to affiliates.....................................................          --         (305)       --
  Net change in policy loans...........................................................          15           26        12
  Net change in short-term investments.................................................        (251)        (487)     (169)
  Net change in other invested assets..................................................         (50)         (16)     (254)
                                                                                        -----------  -----------  --------
Net cash provided by (used in) investing activities....................................          38          651    (1,757)
                                                                                        -----------  -----------  --------
Cash flows from financing activities
  Policyholder account balances:
   Deposits............................................................................      11,577       14,151    20,496
   Withdrawals.........................................................................     (12,298)     (15,754)  (21,062)
  Net change in payables for collateral under securities loaned and other transactions.         102         (482)    1,295
  Long-term debt repaid................................................................          --           --      (200)
  Financing element on certain derivative instruments..................................          75          127       (24)
  Return of capital....................................................................          --          (47)       --
  Dividends on common stock............................................................        (504)        (517)     (330)
                                                                                        -----------  -----------  --------
Net cash (used in) provided by financing activities....................................      (1,048)      (2,522)      175
                                                                                        -----------  -----------  --------
Change in cash and cash equivalents....................................................         174         (985)     (453)
Cash and cash equivalents, beginning of year...........................................         379        1,364     1,817
                                                                                        -----------  -----------  --------
Cash and cash equivalents, end of year................................................. $       553  $       379  $  1,364
                                                                                        ===========  ===========  ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
   Interest............................................................................ $        64  $        64  $     74
                                                                                        ===========  ===========  ========
   Income tax.......................................................................... $      (194) $       (66) $     98
                                                                                        ===========  ===========  ========
  Non-cash transactions:...............................................................
   Capital contribution from MetLife, Inc.............................................. $        45  $        --  $     --
                                                                                        ===========  ===========  ========
   Returns of capital from subsidiaries................................................ $       202  $        --  $     --
                                                                                        ===========  ===========  ========
   Capital contributions to subsidiaries............................................... $        31  $        --  $     --
                                                                                        ===========  ===========  ========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

  The condensed financial information of MetLife Insurance Company of Connecticut (the "Parent Company") should be read in conjunction with the consolidated financial statements of MetLife Insurance Company of Connecticut and its subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

  The preparation of these condensed unconsolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

  Certain amounts in the prior years' condensed unconsolidated financial statements have been reclassified to conform with the 2012 presentation.

2. Support Agreement

  The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Assurance Limited ("MAL"), a United Kingdom company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MAL to have capital and surplus equal to the greater of
(a) (Pounds)50 million, (b) such amount that will be sufficient to provide solvency cover equal to 175% of MAL's capital resources requirement as defined by applicable law and regulation as required by the Financial Services Authority of the United Kingdom (the "FSA") or any successor body, or (c) such amount that will be sufficient to provide solvency cover equal to 125% of MAL's individual capital guidance as defined by applicable law and regulation as required by the FSA or any successor body.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                       December 31, 2012, 2011 and 2010

                                 (In millions)

                                        Future Policy
                              DAC     Benefits and Other Policyholder
                              and       Policy-Related     Account     Unearned
Segment                       VOBA         Balances        Balances   Revenue (1)
-------                    ---------- ------------------ ------------ -----------
2012
Retail.................... $    3,785    $     9,357     $    28,287   $    158
Corporate Benefit Funding.          8         15,078           8,688          2
Corporate & Other.........         --          6,288               1         --
                           ----------    -----------     -----------   --------
 Total.................... $    3,793    $    30,723     $    36,976   $    160
                           ==========    ===========     ===========   ========
2011
Retail.................... $    4,047    $     7,915     $    30,001   $    184
Corporate Benefit Funding.         13         14,042           8,375          2
Corporate & Other.........        128          6,515           3,699         72
                           ----------    -----------     -----------   --------
 Total.................... $    4,188    $    28,472     $    42,075   $    258
                           ==========    ===========     ===========   ========
2010
Retail.................... $    4,303    $     6,755     $    27,580   $    217
Corporate Benefit Funding.          9         12,996           9,452         --
Corporate & Other.........         79          6,099           2,259         45
                           ----------    -----------     -----------   --------
 Total.................... $    4,391    $    25,850     $    39,291   $    262
                           ==========    ===========     ===========   ========

--------

(1)Amounts are included within future policy benefits and other policy-related balances.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (Continued)
                       December 31, 2012, 2011 and 2010

                                 (In millions)

                                             Policyholder Benefits
                                                and Claims and     Amortization of
                      Premium        Net       Interest Credited    DAC and VOBA      Other
                    Revenue and   Investment    to Policyholder      Charged to     Operating   Premiums Written
Segment            Policy Charges   Income     Account Balances    Other Expenses  Expenses (1) (Excluding Life)
-------            -------------- ---------- --------------------- --------------- ------------ ----------------
2012
Retail............   $    2,716   $    1,434      $    2,037          $    929      $    1,330       $    6
Corporate Benefit
  Funding.........          658        1,111           1,318                10              36           --
Corporate &
  Other...........          148          407             187                 2             268           --
                     ----------   ----------      ----------          --------      ----------       ------
 Total............   $    3,522   $    2,952      $    3,542          $    941      $    1,634       $    6
                     ==========   ==========      ==========          ========      ==========       ======
2011
Retail............   $    2,596   $    1,360      $    1,984          $  1,146      $    1,205       $    8
Corporate Benefit
  Funding.........        1,105        1,142           1,763                 4              36           --
Corporate &
  Other...........           83          572             102                 6             518           --
                     ----------   ----------      ----------          --------      ----------       ------
 Total............   $    3,784   $    3,074      $    3,849          $  1,156      $    1,759       $    8
                     ==========   ==========      ==========          ========      ==========       ======
2010
Retail............   $    2,019   $    1,381      $    1,670          $    758      $    1,029       $    5
Corporate Benefit
  Funding.........          672        1,098           1,341                 2              32           --
Corporate &
  Other...........           15          674             165                10             541           --
                     ----------   ----------      ----------          --------      ----------       ------
 Total............   $    2,706   $    3,153      $    3,176          $    770      $    1,602       $    5
                     ==========   ==========      ==========          ========      ==========       ======

--------

(1)Includes other expenses, excluding amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") charged to other expenses.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                            % Amount
                                                                            Assumed
                               Gross Amount   Ceded    Assumed  Net Amount   to Net
                               ------------ ---------- -------- ----------- --------
2012
Life insurance in-force.......  $  428,803  $  391,045 $  7,750 $    45,508  17.0 %
                                ==========  ========== ======== ===========
Insurance premium
Life insurance................  $    1,815  $      572 $     11 $     1,254   0.9 %
Accident and health insurance.         248         241       --           7    -- %
                                ----------  ---------- -------- -----------
 Total insurance premium......  $    2,063  $      813 $     11 $     1,261   0.9 %
                                ==========  ========== ======== ===========
2011
Life insurance in-force.......  $  378,153  $  340,477 $  8,085 $    45,761  17.7 %
                                ==========  ========== ======== ===========
Insurance premium
Life insurance................  $    2,180  $      366 $      7 $     1,821   0.4 %
Accident and health insurance.         249         242       --           7    -- %
                                ----------  ---------- -------- -----------
 Total insurance premium......  $    2,429  $      608 $      7 $     1,828   0.4 %
                                ==========  ========== ======== ===========
2010
Life insurance in-force.......  $  326,366  $  289,559 $  8,217 $    45,024  18.3 %
                                ==========  ========== ======== ===========
Insurance premium
Life insurance................  $    1,310  $      263 $     13 $     1,060   1.2 %
Accident and health insurance.         249         242       --           7    -- %
                                ----------  ---------- -------- -----------
 Total insurance premium......  $    1,559  $      505 $     13 $     1,067   1.2 %
                                ==========  ========== ======== ===========

  For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $237.2 billion and $7.8 billion, respectively, and life insurance premiums of $478 million and $11 million, respectively. For the year ended December 31, 2011, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $195.2 billion and $8.1 billion, respectively, and life insurance premiums of $286 million and $7 million, respectively. For the year ended December 31, 2010, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $156.6 billion and $8.2 billion, respectively, and life insurance premiums of $191 million and $13 million, respectively.

                                     PART C



                               OTHER INFORMATION
-----------------


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)        Financial Statements

   The financial statements and financial highlights of each of the Subaccounts of the Separate Account and the report of Independent Registered Public Accounting Firm thereto are contained in the Separate Account's Annual Report and are included in the Statement of Additional Information. The financial statements of each of the Subaccounts of the Separate Account include:


   (1)   Statements of Assets and Liabilities as of December 31, 2012

   (2)   Statements of Operations for the year ended December 31, 2012

   (3) Statements of Changes in Net Assets for the years ended December 31, 2012 and 2011


   (4)   Notes to Financial Statements

   The consolidated financial statements and financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are included in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:


   (1)   Consolidated Balance Sheets as of December 31, 2012 and 2011

   (2) Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010

   (3) Consolidated Statements of Comprehensive Income for the years ended December 31, 2012, 2011 and 2010

   (4) Consolidated Statements of Stockholders' Equity for the years ended December 31, 2012, 2011 and 2010

   (5) Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010

   (6)   Notes to Consolidated Financial Statements

   (7)   Financial Statement Schedules



(b)        Exhibits

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. Not applicable


2.                    Not Applicable


3(a). Distribution and Principal Underwriting Agreement between The Travelers Insurance Company and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118415, filed March 4, 2005.)


3(a)(i). Agreement and Plan of Merger dated as of October 20, 2006. (Incorporated herein by reference to Exhibit 1(a) to the Registration Statement on Form S-1, File No. 333-138472 filed on November 7, 2006.)


3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)


3(c). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N- 4, File No. 033-65343 filed April 6, 2006.)



3(d). Master Retail Sales Agreement (MLIDC) (9-2012) (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23, Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)



3(e). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement.

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


4. Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118415, filed March 4, 2005.)


                          a. Company Name Change Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 File No. 033-65343 filed April 5, 2006.)


                          b. Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 5, 2006.)


                          c. Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 5, 2006.)


                          d. Roth 403(b) Nationwide Tax Shelter Annuity Endorsement. (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 File No. 333-152189 filed April 7, 2010.)



                          e.  MetLife Insurance Company of Connecticut
                              401(a)/403(a) Plan Endorsement. L-22492 (5/11).
                              (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-156867, on April 4, 2012.)



5. Form of Application. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118415, filed March 4, 2005.)


                          a. 401(k) Group Annuity Group Master Data Sheet L-20105A 5-05*


                          b. 401(k) Group Annuity Group Master Data Sheet L-20105A 7-05*


                          c. 401(k) Group Annuity Group Master Data Sheet L-20105A 11-05*


                          d. 401(k) Group Annuity Group Master Data Sheet (New York only) L-20105NY 5-05,*


                          e. 401(k) Group Annuity Group Master Data Sheet (New York only) L-20105NY 7-05*


                          f. 401(k) Group Annuity Group Master Data Sheet (New York only) L-20105NY 11-05*


                              *     (Incorporated herein by reference to
                                    Post-Effective Amendment No. 1 to the
                                    Registration Statement on Form N- 4, File
                                    No. 333-118415, filed April 10, 2006.)


                          g. Group Variable Annuity Master Application -- L-24767AZ Order # L-24770AZ Rev. 05/06**


                          h. 401(k) Group Annuity Group Master Data Sheet L-21015 A GTE/BP; Rev. 05/06**


                          i. Group Variable Annuity Master Application -- L-24767AZ Order # L-24770AZ Rev. 11/06**


                          j. 401(k) Group Annuity Group Master Data Sheet L-21015 A GTE/BP; Rev. 11/06**

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                              **    (Incorporated herein by reference to
                                    Post-Effective Amendment No. 3 to the
                                    Registration Statement on Form N-4 File
                                    333-136191 filed April 6, 2007.)


6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)


6(a)(i). Certificate of Correction of MetLife Insurance Company of Connecticut, to the Amendment to the Charter as Amended and Restated of The Travelers Insurance Company, dated and executed as of the 4th day of April, 2007. (Incorporated herein by reference to Exhibit 6(a)(i) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)



6(b). Amended and Restated By-Laws of Met-Life Insurance Company of Connecticut (June 1, 2012) (Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)



6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, file numbers 333-65942/811-08225, filed on April 15, 2003.)


8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-82009 filed April 20, 2005.)


8(a). Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)



8(a)(i). First Amendment to the Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, and MetLife Insurance Company of Connecticut as of May 1, 2009. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-156867, on April 4, 2012.)


8(a)(ii).             Amendment to each of the Participation Agreements
                      currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution
                      Company and Metropolitan Life Insurance Company, MetLife
                      Insurance Company of Connecticut, MetLife Investors USA
                      Insurance Company, MetLife Investors Insurance Company,
                      First MetLife Investors Insurance Company, New England
                      Life Insurance Company and General American Life
                      Insurance Company effective April 30, 2010. (Filed with
                      Post-Effective Amendment No. 4 to this Registration
                      Statement on Form N-4 File No. 333-156867, on April 4,
                      2012.)



8(b)(i). Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and MetLife Insurance Company of Connecticut entered as of April 30, 2007. (Incorporated herein by reference to Exhibit 8(c)(i) To Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)



8(b)(ii).             Participation Agreement among Metropolitan Series Fund,
                      Inc., MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut entered as of August 31, 2007. (Filed with
                      Post-Effective Amendment No. 16 to the Registration
                      Statement on Form N-4, File No. 333-00165, on October 31,
                      2007.)



8(b)(iii).            Amendment to each of the Participation Agreements
                      currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution
                      Company and Metropolitan Life Insurance Company,
                      Metropolitan Tower Life

EXHIBITNUMBER         DESCRIPTION
       ------         -----------



                      Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-156867, on April 4, 2012.)



8(c). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28,
                      2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 File No. 333-101778, filed April 7, 2009.)


8(c)(i).              Amendment to Participation Agreement (Summary) (4/30/10).
                      (Incorporated herein by reference to Exhibit 8(d)(i) To Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)


8(d). Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003, December 8, 2004, October 1, 2005, June 18,
                      2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 File No. 333-101778, filed April 7, 2009.)


8(d)(i).              Summary Participation Agreement (Summary) (4/30/10).
                      (Incorporated herein by reference to Exhibit 8(c)(i) To Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(e). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 File No. 333-101778, filed April 7, 2009.)


8(e)(i). Amendment No. 5 to A&R Participation Agreement (update schedules) (10/5/10), (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)



8(e)(ii).             Participation Agreement Addendum effective as of May 1,
                      2011, Franklin Templeton Variable Insurance Products
                      Trust, Franklin/Templeton Distributors, Inc., MetLife
                      Insurance Company of Connecticut and MetLife Investors
                      Distribution Company. (Filed with Post-Effective
                      Amendment No. 4 to this Registration Statement on Form
                      N-4, File No. 333-156867, on April 4, 2012.)


8(e)(iii)             Amendment dated January 15, 2013 to the Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective
                      Amendment No. 23 and Amendment No. 152 to the
                      Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)



8(f). Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 File No. 333-101778, filed April 7, 2009.)


8(f)(i).              Amendment to Participation Agreement (Summary) (4/30/10).
                      (Incorporated herein by reference to Exhibit 8(f)(i) To Post-Effective Amendment No. 3 to the Registration

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(g). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and Amendments to the Participation Agreement (respectively effective July 1, 2000, October 15, 2000, May 1, 2001, May 24, 2001,
                      January 31, 2002, May 1, 2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)



8(g)(i). Amendment No. 8 to Participation Agreement between MetLife Insurance Company of Connecticut and Janus Aspen Series, effective as of May 1, 2011. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-156867, on April 4, 2012.)




9. Opinion of Counsel as to the legality of securities being registered. (Filed with this Registration Statement on Form N-4, File No. 333-156867, January 22, 2009.)




10. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. Filed herewith.



11.                   Not applicable


12.                   Not applicable



13.                   Powers of Attorney authorizing Michele H. Abate, Paul G.
                      Cellupica, John E. Connolly, Jr., Myra L. Saul, and Marie
                      C. Swift as signatory for Eric T. Steigerwalt, Elizabeth
                      M. Forget, Gene L. Lunman, Stanley J. Talbi and Peter M. Carlson. Filed herewith.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
     MetLife Insurance Company of Connecticut
     1300 Hall Boulevard
     Bloomfield, Connecticut 06022-2910



NAME AND PRINCIPAL       POSITIONS AND OFFICES
BUSINESS ADDRESS         WITH DEPOSITOR
----------------------   ---------------------------------------------------------------
Eric T. Steigerwalt      Director, Chairman of the Board, President and Chief Executive
501 Route 22             Officer
Bridgewater, NJ 08807





Elizabeth M. Forget            Director and Senior Vice President
1095 Avenue of the Americas
New York, NY 10036





Gene L. Lunman          Director and Senior Vice President
1300 Hall Boulevard
Bloomfield, CT 06022





Peter M. Carlson               Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036

Steven J. Goulart              Executive Vice President and Chief Investment Officer
1095 Avenue of the Americas
New York, NY 10036





Ricardo A. Anzaldua            Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, NY 10036





Stanley J. Talbi               Executive Vice President and Chief Financial Officer
1095 Avenue of the Americas
New York, NY 10036





Robin Lenna           Executive Vice President
200 Park Avenue
12 Floor
New York, NY 10166





Marlene B. Debel               Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036







Roberto Baron                  Senior Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036





Jonathan L. Rosenthal     Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962





Andrew Kaniuk            Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807





Steven G. Sorrentino     Vice President and Actuary, and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807





Mark S. Reilly          Vice President and Illustration Actuary
1300 Hall Boulevard
Bloomfield, CT 06022

Christopher A. Kremer     Vice President and Actuary
501 Boylston Street
Boston, MA 02116





S. Peter Headley            Vice President and Assistant Secretary
8717 W. 110 Street
Overland Parks, KS 66210





Andrew T. Aoyama      Vice President
200 Park Avenue
New York, NY 10166





Steven J. Brash                Vice President
1095 Avenue of the Americas
New York, NY 10036





Mark J. Davis            Vice President
501 Route 22
Bridgewater, NJ 08807





Judith A. Gulotta       Vice President
10 Park Avenue
Morristown, NJ 07962





John J. Iwanicki          Vice President
18210 Crane Nest Drive
Tampa, FL 33647





Karen A. Johnson       Vice President
501 Boylston Street
Boston, MA 02116





James M. Koeger            Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128





Daniel A. O'Neill           Vice President
8717 W. 110th Street
Overland Parks, KS 66210

Kathleen J. Schoos     Vice President
700 Quaker Lane
Warwick, RI 02886





Nan D. Tecotzky       Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Mark. H. Wilsmann       Vice President
10 Park Avenue
Morristown, NJ 07962





Michael F. Tietz               Vice President
1095 Avenue of the Americas
New York, NY 10036





Adam M. Hodes                  Senior Vice President
1095 Avenue of the Americas
New York, NY 10036





Lynn A Dumais             Vice President
18210 Crane Nest Drive
Tampa, FL 33647





Derrick L. Kelson     Vice President
1200Abernathy Road
Suite 1400
Atlanta, GA 30328





Geoffrey A. Fradkin      Vice President
501 Route 22
Bridgewater, NJ 08807





Thomas J. Schuster     Vice President
200 Park Avenue
12 Floor
Boston, MA 02116





Robert L. Staffier     Vice President
501 Boylston Street
Boston, MA 02116

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2012

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2012. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

            e)    1320 GP LLC (DE)

            f) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

     4.     MetLife Reinsurance Company of Delaware (DE)

E. MetLife Chile Inversiones SpA (Chile) - 70.4345328853% of MetLife Chile Inversiones SpA is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones SpA and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones SpA.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones SpA and the remaining interest is owned by a third party.

            a) Legalgroup S.A. (Chile) - 99% of Legalgroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% of Metropolitan Life Seguros de Vida S.A. is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.000002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Previsional MetLife S.A., 79.88% is owned by MetLife Seguros de Vida S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      17. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      18.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 66.67% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 18.18% is owned by MetLife Investors USA Insurance Company, 12.12% is owned by MetLife Insurance Company of Connecticut and 3.03% is owned by Metropolitan Property and Casualty Insurance Company.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Management, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   Federal Flood Certification LLC (TX)

AD.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   1) MetLife EU Holding Company Limited (Ireland) - 18.234% of MetLife EU Holding Company Limited is owned by ALICO and the remaining interest is owned by MetLife Global Holding Company II GmbH.

                       aa) MetLife Europe Limited (Ireland)

                           ii. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.99999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.00001% is owned by Natilportem Holdings, Inc.

                   2)  MetLife S.A. (France)

                       aa) Hestis S.A.(France) - 66.06% of Hestis S.A. is owned
                           by ALICO and the remaining interests are owned by third parties.

                       bb) MetLife Solutions S.A.S. (France)

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4.    MetLife Holdings (Cyprus) Limited (Cyprus)

      5.    ALICO Limited (Nigeria)

      6.    American Life Limited (Nigeria)

      7. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      8. MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.972% of MetLife Emeklilik ve Hayat A.S. is owned by ALICO and the remaining interests are owned by third parties.

      9.    ALICO Zhivotozastrahovat elno Druzestvo EAD (Bulgaria)

      10.   Amcico pojist'ovna a.s. (Czech Republic)

            (a)   Metlife pojist'ovna a.s. (Czech Republic)

      11.   American Life Insurance Company (Cyprus) Limited (Cyprus)

      12.   MetLife Alico Life Insurance Company S.A. (Greece)

            a) ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      13. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt. (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

            b)    Metlife Biztosito Zrt. (Hungary)

      14. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      15. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining 0.000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

            b)    Metropolitan Training and Consulting S.R.L. (Romania)

            c) Metropolitan Life Asigurari S.A. (Romania) - 99.9999% of Metropolitan Life Asigurari S.A. is owned by ALICO Asigurari Romania S.A. and 0.0001% is owned by International Technical and Advisory Services Limited.

      16.   International Investment Holding Company Limited (Russia)

      17.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      18.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.04% is owned by International Technical and Advisory Services Limited.

      19.   MetLife AMSLICO poist'ovna a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav. spol., a.s. (Slovakia)

      20.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      21.   ALICO Management Services Limited (United Kingdom)

      22.   ZEUS Administration Services Limited (United Kingdom)

      23. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      24. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by ALICO 0.0005% is owned by International Technical and Advisory Services Limited and the remaining 0.0005% is owned by Borderland Investment Limited.

      25.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      26.   International Technical and Advisory Services Limited (USA-Delaware)

      27.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      28. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and the remaining interest by International Technical & Advisory Services.

      29. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and the remaining interest by International Technical & Advisory Services.

      30. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989997% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.01% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      31. ALICO Mexico Compania de Seguros de Vida, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by ALICO and 0.000002% is owned by International Technical and Advisory Services Limited.

      32.   MetLife Seguros de Vida, S.A. (Uruguay)

      33. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      34.   Alpha Properties, Inc. (USA-Delaware)

      35.   Beta Properties, Inc. (USA-Delaware)

      36.   Delta Properties Japan, Inc. (USA-Delaware)

      37.   Epsilon Properties Japan, Inc. (USA-Delaware)

      38.   Iris Properties, Inc. (USA-Delaware)

      39.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2013, there were 10,247 owners of qualified contracts offered by the Registrant (MetLife Insurance Company of Connecticut Separate Account
QPN).



ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITER


(a)        MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900

     Irvine, CA 92614

MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (including the Registrant):
MetLife of CT Separate Account Eleven
MetLife of CT Separate Account QPN for Variable Annuities

MetLife of CT Fund UL for Variable Life Insurance

MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D

Metropolitan Series Fund


(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.




NAME AND PRINCIPAL              POSITIONS AND OFFICES
BUSINESS ADDRESS                WITH UNDERWRITER
-----------------------------   -----------------------------------
Elizabeth M. Forget             Director, Executive Vice President
1095 Avenues of the Americas
New York, NY 10036





Paul A. LaPiana      Director, Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614





Mark E. Rosenthal     President
5 Park Plaza
Suite 1900
Irvine, CA 92614





Andrew G. Aiello     Senior Vice President, Channel Head - National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jay S. Kaduson           Senior Vice President
10 Park Avenue
Morristown, NJ 07962





John G. Martinez        Vice President, Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647





Debora L. Buffington     Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614





David DeCarlo        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614





Paul M. Kos          Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614





Cathy A. Sturdivant     Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614





Paulina Vakouros           Vice President
200 Park Avenue
40th Floor
New York, NY 10166
Craig W. Markham           Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
Rashid Ismail              Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614





Isaac Torres                   Secretary
1095 Avenue of the Americas
New York, NY 10036
Marlene B. Debel               Treasurer
1095 Avenue of the Americas
New York, NY 10036



(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                                                      (2)
                     (1)                       NET UNDERWRITING         (3)             (4)
              NAME OF PRINCIPAL                  DISCOUNTS AND    COMPENSATION ON    BROKERAGE           (5)
                 UNDERWRITER                      COMMISSIONS        REDEMPTION     COMMISSIONS   OTHER COMPENSATION
--------------------------------------------- ------------------ ----------------- ------------- -------------------
MetLife Investors Distribution Company-...... $35,916,770        $0                $0            $0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS



(1)   MetLife Insurance Company of Connecticut
     1300 Hall Boulevard
     Bloomfield, CT 06002-2910


ITEM 31. MANAGEMENT SERVICES


Not Applicable.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


MetLife Insurance Company of Connecticut hereby represents:


(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the MetLife Insurance Company of Connecticut.

                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant has caused this registration statement to be signed on its behalf, in the Town of Bloomfield, and State of Connecticut, on this 3RD Day of April 2013.


                    MetLife Insurance Company of Connecticut
                                  (Registrant)


                    MetLife Insurance Company of Connecticut
                                  (Depositor)


                    By:            /s/ ELIZABETH M. FORGET
                                   ------------------------------------------
                                   Elizabeth M. Forget, Senior Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 3rd Day of April 2013.


           /s/ *ERIC T. STEIGERWALT        Director, Chairman of the Board,
-------------------------------------      President and ChiefExecutive Officer
  (Eric T. Steigerwalt)

          /s/ *ELIZABETH M. FORGET         Director
-------------------------------------
  (Elizabeth M. Forget)

          /s/ *GENE L. LUNMAN              Director
-------------------------------------
  (Gene L. Lunman)

          /s/ *STANLEY J. TALBI            Executive Vice President and Chief
-------------------------------------      Financial Officer
  (Stanley J. Talbi)

          /s/ *PETER M. CARLSON            Executive Vice President and Chief
-------------------------------------      Accounting Officer
  (Peter M. Carlson)

                      *By:          /s/ MYRA L. SAUL
                                    ------------------------------------------
                                    Myra L. Saul, Attorney-in-fact




* MetLife Insurance Company of Connecticut. Executed by Myra L. Saul on behalf of those indicated pursuant to powers of attorney filed herein.

                                 EXHIBIT INDEX



10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)


13     Powers of Attorney